UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07607

The Universal Institutional Funds, Inc.
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas 5th Floor New York, NY			10020
(Address of principal executive offices)			(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, 5th Floor New York, New York 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-281-2715

Date of fiscal year end:	12/31

Date of reporting period:	12/31/06

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Fund’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Emerging Markets Debt Portfolio

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Investment Overview (unaudited)

Emerging Markets Debt Portfolio

The Emerging Markets Debt Portfolio (the “Portfolio”) seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. Foreign investing involves certain risks, including currency fluctuations and controls, restrictions on foreign investments, less liquidity and the potential for market volatility and political instability. In addition, investing in emerging markets may involve a relative higher degree of volatility.

Performance

For the year ended December 31, 2006, the Portfolio’s Class I Shares had a total return of 10.81%, net of fees, compared to 9.88% for the J.P. Morgan Emerging Markets Bond Global Index (the “Index”). The Portfolio’s Class II Shares had a total return of 10.80%, net of fees.

Factors Affecting Performance

•                  The emerging markets debt (EMD) asset class had a very positive 2006: a +10% return, 66 basis points of credit spread tightening, solid growth across the universe of countries, improved fundamentals (higher foreign exchange reserves, higher ratings, lower levels of external debt) and low volatility.

•                  The EMD asset class enjoyed strong performance at the start of the year until uncertainty over the path of G3 (Group of Three, a free trade agreement between Columbia, Mexico and Venezuela) monetary policy and fear of policy overkill (i.e., excessive tightening) dampened investor risk tolerance during the late spring/early summer months. This caused a sell-off in emerging market equity (EME) markets and turmoil in select emerging markets (EM) currency markets.

•                  Several issues continued to confront the larger global economy, such as imbalances in the U.S. economy, tight commodity markets and risk of a supply shock, the dependence of certain export-oriented economies on the U.S., the political tensions in the Middle East, and the risk of a correction in the credit markets. These issues were similar to issues present at the end of 2005, and importantly, did not detract from the fundamental, and in a few cases, permanent improvements in many EM countries’ balance sheets.

•                  Reflective of their improved fundamental positions and stronger-than-expected cash flows in 2006, sovereign issuers reduced overall debt at a faster-than-expected pace. In addition, these issuers reduced their dependency on hard currency-denominated financing and set aside excess cash flows for the proverbial “rainy day.”

•                  Hikes in short-term U.S. interest rates during the first half of the year weighed on high-beta/risky assets like EMD and EME due to the fact that the funding side of most risk-seeking trades was becoming less attractive. However, the turmoil in EME equity and currency markets did not, in most cases, extend to the external (hard currency-denominated) bonds.

•                  During the second half of the year, softening economic data led to the belief that U.S. monetary tightening policy might be on hold. As such, EM currency markets rallied strongly during the final few months of the year and spreads on hard currency-denominated debt tightened as well. Spreads on U.S. dollar-denominated EM bonds, which had remained in a relatively narrow range all year, nudged through the tighter end of their range, ending the year at +171 basis points above U.S. Treasuries.

Management Strategies

•                  The vulnerability of EM to higher interest rates prompted our adaptation of a slightly defensive stance early in the year — a stance characterized by underweights in some of the historically volatile credits and overweights in shorter duration or local currency denominated assets.

•                  Within this more defensive stance, we favored countries such as Indonesia, the Philippines and Argentina, where we believed that valuations had not yet reflected the ongoing improvements in macro conditions.

•                  We maintained defensive interest-rate risk postures, given our view that U.S. Treasury bond yields remained rich.

•                  The pause in monetary tightening during the second half of the year, increased the attractiveness of higher yielding assets in the EM universe and renewed investor risk appetite. However, the historically tight valuations did not warrant an overweight to higher beta hard currency assets in our view.

•                  Our overweights in local currency-denominated bonds aided relative returns over the course of the year. We increased our exposure to local currency-denominated assets in Argentina, Brazil, Mexico, Turkey, and a few other smaller countries over the course of the summer months to take advantage of what we viewed as more attractive valuations.

1

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Investment Overview (cont’d)

Emerging Markets Debt Portfolio

•                  The Portfolio maintained an overall risk posture close to that of the Index.

January 2007

Performance Compared to the J.P. Morgan Emerging Markets Bond Global Index(1)

	Total Returns(2)
		Average Annual
	One Year	Five Years	Since Inception(5)

Portfolio – Class I(3)	10.81%	13.84%	8.56%
J.P. Morgan Emerging Markets Bond Global Index	9.88	14.08	10.02

Portfolio – Class II(4)	10.80	—	14.84
J.P. Morgan Emerging Markets Bond Global Index	9.88	—	14.36

(1)   The J.P. Morgan Emerging Markets Bond Global Index tracks total returns for U.S. dollar-denominated debt instruments issued by emerging markets sovereign and quasi-sovereign entities:  Brady Bonds, loans, Eurobonds and local market instruments for over 30 emerging market countries. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)   Total returns for the Portfolio reflect fees waived and expenses reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.

(3)   Commenced operations on June 16, 1997.

(4)   Commenced operations on December 19, 2002.

(5)   For comparative purposes, average annual since inception returns listed for the Index refers to the inception date or initial offering of the respective share class of the Portfolio, not the inception of the Index.

*      Commenced operations on June 16, 1997.

**   Commenced operations on December 19, 2002.

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit www.morganstanley.com/im. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would be lower. Yields will fluctuate as market conditions change.

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class II shares) and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6),

2

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Investment Overview (cont’d)

Emerging Markets Debt Portfolio

then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note E in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of the expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value July 1, 2006	Ending Account Value December 31, 2006	Expenses Paid During Period* July 1, 2006 — December 31, 2006
Class I
Actual	$1,000.00	$1,123.00	$5.94
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.61	5.65

Class II
Actual	1,000.00	1,124.30	6.21
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.36	5.90

*                 Expenses are equal to Class I and Class II shares’ annualized net expense ratios of 1.11 and 1.16%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*                 Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

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The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Portfolio of Investments

Emerging Markets Debt Portfolio

Face
Amount	Value
(000)	(000)
Fixed Income Securities (95.4%)
Argentina (3.9%)
Sovereign (3.9%)
Republic of Argentina
5.83%, 12/31/33	$	(b)10,800	$5,265
8.28%, 12/31/33	(a)301	326
Republic of Argentina (Linked Variable Rate)
233.70%, 4/10/49	(b)2,900	1,291
6,882
Brazil (12.9%)
Corporate (0.8%)
Banco ABN Amro Real S.A. Zero Coupon, 12/13/07	BRL	2,850	1,376
Sovereign (12.1%)
Citigroup, Inc.
6.00%, 5/18/09	$1,800	1,889
Federative Republic of Brazil
8.00%, 1/15/18	1,310	1,457
8.88%, 10/14/19 - 4/15/24	5,965	7,337
10.50%, 7/14/14	1,270	1,616
11.00%, 8/17/40	(c)2,610	3,466
14.50%, 10/15/09	4,320	5,371
21,136
22,512
Bulgaria (1.0%)
Sovereign (1.0%)
Republic of Bulgaria
8.25%, 1/15/15	(d)300	357
8.25%, 1/15/15	741	883
Republic of Bulgaria (Registered)
8.25%, 1/15/15	480	570
1,810
Chile (1.2%)
Corporate (1.2%)
Empresa Nacional de Petroleo
6.75%, 11/15/12	(d)1,930	2,036
Colombia (3.2%)
Sovereign (3.2%)
Republic of Colombia
7.38%, 9/18/37	1,440	1,557
8.13%, 5/21/24	(c)1,120	1,296
8.25%, 12/22/14	470	534
9.75%, 4/9/11	689	752
11.75%, 2/25/20	1,010	1,472
5,611
Ecuador (0.9%)
Sovereign (0.9%)
Republic of Ecuador
9.38%, 12/15/15	(c)390	310
10.00%, 8/15/30	(c)(e)1,580	1,177
1,487
Indonesia (3.7%)
Corporate (3.7%)
Pindo Deli Finance Mauritius
Tranche A, 6.38%, 4/28/15	$	(d)(f)681	$528
Tranche B, 6.38%, 4/28/18	(d)(f)3,280	1,788
Tranche C, Zero Coupon, 4/28/27	(d)2,691	471
Tjiwi Kimia Finance Mauritius Ltd.
Tranche A, 6.38%, 4/28/15	(f)554	446
Tranche A, 6.38%, 4/28/15	(d)(f)1,332	1,072
Tranche B, 6.38%, 4/28/18	(d)(f)2,867	1,562
Tranche C, Zero Coupon, 4/28/27	(d)2,923	512
6,379
Ivory Coast (0.2%)
Sovereign (0.2%)
Ivory Coast
2.50%, 3/31/18	(b)1,530	352
Mexico (18.5%)
Corporate (6.3%)
Pemex Project Funding Master Trust
6.66%, 6/15/10	(d)(f)2,550	2,624
8.63%, 12/1/23	1,350	1,666
9.13%, 10/13/10	2,700	3,035
9.50%, 9/15/27	2,690	3,622
10,947
Sovereign (12.2%)
Mexican Bonos
8.00%, 12/17/15	MXN	41,100	3,942
10.00%, 12/5/24	77,970	8,960
United Mexican States
7.50%, 1/14/12	$1,210	1,330
8.13%, 12/30/19	1,537	1,883
8.38%, 1/14/11	4,090	4,559
11.50%, 5/15/26	446	725
21,399
32,346
Nigeria (1.3%)
Sovereign (1.3%)
Central Bank of Nigeria Credit-Linked Mortgage Bond
15.00%, 1/30/09	1,977	2,237
Panama (2.4%)
Sovereign (2.4%)
Republic Of Panama
7.13%, 1/29/26	1,050	1,139
7.25%, 3/15/15	520	565
9.38%, 4/1/29	1,300	1,739
9.63%, 2/8/11	645	742
4,185

The accompanying notes are an integral part of the financial statements.

4

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Portfolio of Investments (cont’d)

Emerging Markets Debt Portfolio

	Face
	Amount	Value
	(000)	(000)
Peru (2.7%)
Sovereign (2.7%)
Republic of Peru
8.38%, 5/3/16	$ (c)890	$1,061
8.75%, 11/21/33	(c)2,250	2,971
9.88%, 2/6/15	(c)555	704
		4,736
Philippines (11.7%)
Sovereign (11.7%)
Republic of Philippines
8.88%, 3/17/15	(c)6,370	7,572
9.00%, 2/15/13	(c)1,680	1,949
9.50%, 2/2/30	(c)6,657	8,887
10.63%, 3/16/25	(c)1,460	2,100
		20,508
Qatar (0.6%)
Sovereign (0.6%)
State of Qatar (Registered)
9.75%, 6/15/30	660	987
Russia (14.1%)
Corporate (4.6%)
Gaz Capital for Gazprom
8.63%, 4/28/34	(c)2,640	3,419
Gaz Capital S.A.
6.21%, 11/22/16	(d)2,309	2,331
RSHB Capital S.A. for OJSC Russian
Agricultural Bank
7.18%, 5/16/13	(d)1,910	2,018
7.18%, 5/16/13	(c)190	200
		7,968
Sovereign (9.5%)
Russian Federation
5.00%, 3/31/30	(d)(e)1,628	1,846
Russian Federation (Registered)
5.00%, 3/31/30	(e)1,781	2,015
11.00%, 7/24/18	3,771	5,456
12.75%, 6/24/28	3,990	7,217
		16,534
		24,502
Trinidad (1.1%)
Corporate (1.1%)
National Gas of Trinidad & Tobago, Ltd.
6.05%, 1/15/36	(c)(d)1,969	1,930
Tunisia (0.4%)
Sovereign (0.4%)
Banque Centrale de Tunisie
7.38%, 4/25/12	660	713
Turkey (8.3%)
Sovereign (8.3%)
Citigroup Global Markets Holdings, Inc.
(Turkish Lira Index Linked)
Zero Coupon, 8/14/08	3,760	3,902
J.P. Morgan Chase & Co.
Zero Coupon, 8/14/08	$4,440	$3,319
Republic of Turkey
7.00%, 9/26/16	(c)2,050	2,090
11.00%, 1/14/13	1,350	1,660
11.88%, 1/15/30	(c)2,260	3,485
		14,456
Ukraine (1.0%)
Sovereign (1.0%)
Republic of Ukraine
6.58%, 11/21/16	1,700	1,704
Venezuela (6.3%)
Sovereign (6.3%)
Republic of Venezuela
5.75%, 2/26/16	990	941
8.50%, 10/8/14	(c)1,300	1,480
9.38%, 1/13/34	(c)1,842	2,437
10.75%, 9/19/13	4,960	6,175
		11,033
Total Fixed Income Securities (Cost $154,897)		166,406

	No.of
	Warrants
Warrants (0.9%)
Argentina (0.7%)
Republic of Argentina, expiring 12/15/35	(b)(g)30,326	1,178
Republic of Argentina, expiring 12/15/35	(a)(g)803	107
		1,285
Nigeria (0.1%)
Central Bank of Nigeria, expiring
11/15/20	1,250	237
Venezuela (0.1%)
Republic of Venezuela Oil-linked Payment Obligation, expiring 4/15/20	3,750	126
Total Warrants (Cost $474)		1,648

	No.of
	Contracts
Put Option Purchased (0.0%)
Turkey (0.0%)
Turkish Lira Put @ $1.492 expiring 2/8/07 (Cost $93)	(g)3,442	7

	Face
	Amount
	(000)
Short-Term Investments (18.0%)
Short-Term Debt Securities held as Collateral on Loaned Securities (16.4%)
Alliance & Leicester plc, 5.36%, 1/8/07	(f)929	929
Bancaja, 5.37%, 5.37%, 1/19/07	(f)465	465
Bank of America Corp., 5.32%, 1/2/07	(f)1,487	1,487
Bank of New York Co., Inc., 5.34%, 1/10/07	(f)465	465

The accompanying notes are an integral part of the financial statements.

5

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Portfolio of Investments (cont’d)

Emerging Markets Debt Portfolio

	Face Amount (000)	Value (000)
Short-Term Debt Securities held as Collateral on Loaned Securities (Cont’d)
Bear Stearns & Co., Inc.,
5.37%, 1/2/07	$ (f)557	$557
5.38%, 1/2/07	(f)372	372
5.39%, 1/16/07	(f)929	929
BNP Paribas plc, 5.35%, 2/20/07	(f)929	929
CIC, New York,
5.33%, 1/3/07	(f)650	650
5.34%, 1/2/07	(f)929	929
Dekabank Deutsche Girozentrale,
5.39%, 1/19/07	(f)948	948
Deutsche Bank Securities, Inc.,
5.33%, 1/2/07	2,982	2,982
Dexia Bank, New York, 5.33%, 1/2/07	(f)929	929
Gemini Securitization Corp., 5.34%, 1/2/07	464	464
Goldman Sachs Group, Inc.,
5.40%, 1/16/07	(f)465	465
5.42%, 1/2/07	(f)873	873
HSBC Finance Corp., 5.34%, 1/8/07	(f)465	465
Liberty Lighthouse US Capital, 5.33%, 1/2/07	(f)465	465
Manufacturers & Traders, 5.33%, 1/16/07	(f)558	558
Merrill Lynch & Co., 5.35%, 1/26/07	(f)488	488
Mitsubishi UFJ Financial Group,
5.33%, 1/2/07	(f)465	465
Natexis Banques Populaires, New York,
5.34%, 1/2/07	(f)929	929
5.35%, 1/2/07	(f)465	465
National City Bank Cleveland,
5.32%, 1/2/07	(f)1,348	1,348
National Rural Utilities Cooperative Finance Corp., 5.34%, 1/2/07	(f)1,858	1,858
Nationwide Building Society, 5.44%, 3/28/07	(f)1,078	1,078
Nordea Bank, New York, 5.31%, 1/2/07	(f)1,394	1,394
Rhein-Main Securitisation Ltd.,
5.33%, 1/18/07	439	439
Skandi, New York, 5.34%, 1/9/07	(f)929	929
SLM Corp., 5.36%, 1/22/07	(f)929	929
Toronto Dominion, New York,
5.32%, 5/29/07	(f)929	929
Tulip Funding, 5.36%, 1/16/07	510	510
Unicredito Italiano Bank (Ireland) plc,
5.36%, 1/9/07	(f)650	650
World Savings Bank FSB, 5.35%, 1/19/07	(f)316	316
		28,588
Repurchase Agreement (1.6%)
J.P. Morgan Securities, Inc., 5.20%,
dated 12/29/06, due 1/2/07,
repurchase price $2,751	$ (h)2,749	$2,749
Total Short-Term Investments (Cost $31,337)		31,337
Total Investments (114.3%) (Cost $186,801) — including $27,449 of Securities Loaned		199,398
Liabilities in Excess of Other Assets (-14.3%)		(24,902)
Net Assets (100%)		$174,496

(a)   Security was valued at fair value — At December 31, 2006, the Portfolio held $433,000 of fair valued securities, representing 0.2% of net assets.

(b)   Issuer is in default.

(c)   All or a portion of the security on loan at December 31, 2006.

(d)   144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(e)   Step Bond — Coupon Rate increases in increments to maturity. Rate disclosed is as of December 31, 2006. Maturity date disclosed is the ultimate maturity date.

(f)    Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in designated base rates. The rates shown are those in effect on December 31, 2006.

(g)   Non-income producing security.

(h)   Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,856,998,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 1/16/07 to 10/23/35; Federal Home Loan Bank, 0.00% to 7.38%, due 1/3/07 to 6/5/28; Federal Home Loan Mortgage Corp., 0.00% to 6.75%, due 1/2/07 to 7/15/32; Federal National Mortgage Association, 0.00% to 8.20%, due 1/12/07 to 11/15/30; Tennessee Valley Authority, 5.38% to 6.75%, due 11/13/08 to 4/1/36, which had a total value of $1,894,142,869. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

BRL Brazilian Real

MXN Mexican Peso

The accompanying notes are an integral part of the financial statements.

6

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Emerging Markets Debt Portfolio

Statement of Assets and Liabilities

December 31, 2006
(000)
Assets:
Investments, at Value (Cost $186,801) (Including $27,449 of Securities on Loan)	$199,398
Cash	1
Interest Receivable	3,970
Receivable for Portfolio Shares Sold	148
Foreign Currency (Cost $41)	46
Due from Broker	36
Other Assets	3
Total Assets	203,602
Liabilities:
Collateral on Securities Loaned, at Value	28,588
Investment Advisory Fees Payable	325
Payable for Portfolio Shares Redeemed	57
Administration Fees Payable	37
Custodian Fees Payable	9
Distribution Fees — Class II Shares	2
Directors’ Fees and Expenses Payable	1
Other Liabilities	87
Total Liabilities	29,106
NET ASSETS	$174,496
Net Assets Consist of:
Paid-in Capital	$148,256
Undistributed (Distributions in Excess of) Net Investment Income	8,479
Accumulated Net Realized Gain (Loss)	5,158
Unrealized Appreciation (Depreciation) on:
Investments	12,597
Foreign Currency Translations	6
Net Assets	$174,496
CLASS I:
Net Assets	$136,167
Net Asset Value, Offering and Redemption Price Per Share Applicable to 15,267,783 Outstanding
$0.001 Par Value Shares (Authorized 500,000,000 Shares)	$8.92
CLASS II:
Net Assets	$38,329
Net Asset Value, Offering and Redemption Price Per Share Applicable to 4,314,706 Outstanding
$0.001 Par Value Shares (Authorized 500,000,000 Shares)	$8.88

The accompanying notes are an integral part of the financial statements.

7

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Emerging Markets Debt Portfolio

Statement of Operations

Year Ended
December 31, 2006
(000)
Investment Income:
Interest	$12,759
Expenses:
Investment Advisory Fees (Note B)	1,361
Administration Fees (Note C)	454
Distribution Fees — Class II Shares (Note D)	127
Shareholder Reporting Fees	90
Custodian Fees (Note E)	40
Professional Fees	33
Directors’ Fees and Expenses	3
Other	18
Total Expenses	2,126
Distribution Fees — Class II Shares Waived (Note D)	(109)
Expense Offset (Note E)	(1)
Net Expenses	2,016
Net Investment Income	10,743
Realized Gain (Loss) on:
Investments Sold	5,606
Foreign Currency Transactions	36
Futures Contracts	(54)
Net Realized Gain (Loss)	5,588
Change in Unrealized Appreciation (Depreciation) on:
Investments	1,135
Foreign Currency Translations	5
Futures Contracts	21
Net Change in Unrealized Appreciation (Depreciation)	1,161
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	6,749
Net Increase (Decrease) in Net Assets Resulting from Operations	$17,492

The accompanying notes are an integral part of the financial statements.

8

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Emerging Markets Debt Portfolio

Statements of Changes in Net assets

	Year Ended	Year Ended
	December 31, 2006	December 31, 2005
	(000)	(000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income	$10,743	$14,599
Net Realized Gain (Loss)	5,588	4,988
Net Change in Unrealized Appreciation (Depreciation)	1,161	1,121
Net Increase (Decrease) in Net Assets Resulting from Operations	17,492	20,708
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(12,087)	(11,573)
Net Realized Gain	(2,626)	(2,459)
Class II:
Net Investment Income	(3,203)	(2,161)
Net Realized Gain	(699)	(461)
Total Distributions	(18,615)	(16,654)
Capital Share Transactions:(1)
Class I:
Subscriptions	31,812	30,369
Distributions Reinvested	14,713	14,032
Redemptions	(65,353)	(41,797)
Class II:
Subscriptions	5,543	9,931
Distributions Reinvested	3,902	2,622
Redemptions	(4,937)	(3,176)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(14,320)	11,981
Total Increase (Decrease) in Net Assets	(15,443)	16,035
Net Assets:
Beginning of Period	189,939	173,904
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $8,479 and $14,607, respectively)	$174,496	$189,939

(1) Capital Share Transactions:
Class I:
Shares Subscribed	3,583	3,421
Shares Issued on Distributions Reinvested	1,848	1,655
Shares Redeemed	(7,409)	(4,706)
Net Increase (Decrease) in Class I Shares Outstanding	(1,978)	370
Class II:
Shares Subscribed	618	1,128
Shares Issued on Distributions Reinvested	492	311
Shares Redeemed	(567)	(356)
Net Increase (Decrease) in Class II Shares Outstanding	543	1,083

The accompanying notes are an integral part of the financial statements.

9

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Financial Highlights

Emerging Markets Debt Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$9.04	$8.89	$9.04	$7.07	$6.94
Income (Loss) from Investment Operations
Net Investment Income#	0.53	0.73	0.65	0.63	0.56
Net Realized and Unrealized Gain (Loss)	0.32	0.30	0.14	1.34	0.08
Total from Investment Operations	0.85	1.03	0.79	1.97	0.64
Distributions from and/or in Excess of:
Net Investment Income	(0.80)	(0.73)	(0.64)	—	(0.51)
Net Realized Gain	(0.17)	(0.15)	(0.30)	—	—
Total Distributions	(0.97)	(0.88)	(0.94)	—	(0.51)
Net Asset Value, End of Period	$8.92	$9.04	$8.89	$9.04	$7.07
Total Return ±	10.81%	12.25%	10.06%	27.86%	9.22%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$136,167	$155,945	$150,058	$182,341	$113,267
Ratio of Expenses to Average Net Assets	1.10%	1.09%	1.15%	1.21%	1.22%
Ratio of Expenses to Average Net Assets Excluding
Interest Expense and Country Tax Expense	N/A	N/A	N/A	1.20%	N/A
Ratio of Net Investment Income to Average Net Assets	5.98%	8.18%	7.45%	7.68%	7.77%
Portfolio Turnover Rate	57%	63%	128%	248%	274%

#                 Per share amount is based on average shares outstanding.

±                 Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

10

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Financial Highlights

Emerging Markets Debt Portfolio

	Class II
	Year Ended December 31,				Period from December 19, 2002* to December 31,
Selected Per Share Data and Ratios	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$9.01	$8.87	$9.02	$7.06	$7.57
Income (Loss) from Investment Operations
Net Investment Income#	0.50	0.71	0.65	0.61	0.02
Net Realized and Unrealized Gain (Loss)	0.34	0.30	0.14	1.35	(0.02)
Total from Investment Operations	0.84	1.01	0.79	1.96	0.00
Distributions from and/or in Excess of:
Net Investment Income	(0.80)	(0.72)	(0.64)	—	(0.51)
Net Realized Gain	(0.17)	(0.15)	(0.30)	—	—
Total Distributions	(0.97)	(0.87)	(0.94)	—	(0.51)
Net Asset Value, End of Period	$8.88	$9.01	$8.87	$9.02	$7.06
Total Return ±	10.80%	12.14%	10.08%	27.76%	0.00	%††
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$38,329	$33,994	$23,846	$8,337	$ @	—
Ratio of Expenses to Average Net Assets(1)	1.15%	1.14%	1.20%	1.26%	1.27	%**
Ratio of Expenses to Average Net Assets Excluding Interest Expense and Country Tax Expense	N/A	N/A	N/A	1.25%	N/A
Ratio of Net Investment Income to Average Net Assets(1)	5.69%	8.08%	7.57%	7.63%	7.72	%**
Portfolio Turnover Rate	57%	63%	128%	248%	274	%††

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
Expenses to Average Net Assets	1.45%	1.44%	1.50%	1.56%	1.57	%**
Net Investment Income to Average Net Assets	5.39%	7.78%	7.27%	7.33%	7.42	%**

*                 Commencement of operations

**          Annualized

#                 Per share amount is based on average shares outstanding.

††            Not annualized

@            Amount is less than $500.

±                 Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

11

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Notes to Financial Statements

The Universal Institutional Funds, Inc., (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the Emerging Markets Debt Portfolio. The Portfolio seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. The Portfolio offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.              Security Valuation: Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.              Repurchase Agreements: The Portfolio may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.              Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and

12

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Notes to Financial Statements (cont’d)

asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

•     investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

•     investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Prior governmental approval for foreign investments may be required under certain circumstances in some countries,  and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations. As a result, an additional class of shares (identified as “Foreign” in the Portfolio of Investments) may be created and offered for investment. The “local” and “foreign” shares’ market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

4.              Foreign Currency Exchange Contracts: The Portfolio may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates and, in certain situations, to gain exposure to foreign currencies. The Portfolio may also enter into cross currency hedges which involve the sale of one currency against the positive exposure to a different currency. Cross currency hedges may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Risks also arise from potential losses from adverse market movements, and such losses could exceed the related amounts shown in the Statement of Assets and Liabilities.

5.              Futures: The Portfolio may purchase and sell futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specified security, index, instrument or basket of instruments. Futures contracts (secured by cash or government securities deposited with brokers or custodians as “initial margin”) are valued based upon their quoted daily settlement

13

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Notes to Financial Statements (cont’d)

prices; changes in initial settlement value (represented by cash paid to or received from brokers as “variation margin”) are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains or losses in the Statement of Operations. Due from (to) broker is comprised of initial margin and variation margin, as stated in the Statement of Assets and Liabilities.

The Portfolio may use futures contracts in order to manage exposure to the stock and bond markets, to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Futures contracts involve market risk in excess of the related amounts recognized in the Statement of Assets and Liabilities.

Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

6.              Forward Commitments and When-Issued/ Delayed Delivery Securities: The Portfolio may make forward commitments to purchase or sell securities. Payment and delivery for securities which have been purchased or sold on a forward commitment basis can take place up to 120 days after the date of the transaction. Additionally, the Portfolio may purchase securities on a when-issued or delayed delivery basis. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Portfolio on such securities prior to delivery. When the Portfolio enters into a purchase transaction on a when-issued or delayed delivery basis, it establishes either a segregated account in which it maintains liquid assets in an amount at least equal in value to the Portfolio’s commitments to purchase such securities or designates such assets as segregated on the Portfolio’s records. Purchasing securities on a forward commitment or when-issued or delayed-delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery.

7.              Loan Agreements: The Portfolio may invest in fixed and floating rate loans (“Loans”) arranged through private negotiations between an issuer of sovereign debt obligations and one or more financial institutions (“Lenders”) 14 deemed to be creditworthy by the investment adviser. The Portfolio’s investments in Loans may be in the form of participations in Loans (“Participations”) or assignments of all or a portion of Loans (“Assignments”) from third parties. The Portfolio’s investment in Participations typically results in the Portfolio having a contractual relationship with only the Lender and not with the borrower. The Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only upon receipt by the Lender of the payments from the borrower. The Portfolio generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Portfolio may be subject to the credit risk of both the borrower and the Lender that is selling the Participation. When the Portfolio purchases Assignments from Lenders, it typically acquires direct rights against the borrower on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

8.              Securities Lending: The Portfolio may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked to market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is included in the Portfolio’s Statement of Operations in interest income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The value of the loaned securities was $27,449,000 and related collateral outstanding at December 31, 2006 was $28,588,000.

9. Purchased and Written Options: The Portfolio may write covered call and put options on portfolio securities

14

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Notes to Financial Statements (cont’d)

and other financial instruments. Premiums are received and are recorded as liabilities. The liabilities are subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the net realized gain or loss. By writing a covered call option, the Portfolio, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. By writing a put option, the Portfolio, in exchange for the premium, accepts the risk of having to purchase a security at an exercise price that is above the current market price.

The Portfolio may purchase call and put options on its portfolio securities or other financial instruments. The Portfolio may purchase call options to protect against an increase in the price of the security or financial instrument it anticipates purchasing. The Portfolio may purchase put options on securities which it holds or other financial instruments to protect against a decline in the value of the security or financial instrument or to close out covered written put positions. Risks may arise from an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of options relating to the securities purchased or sold by the Portfolio and from the possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option.

10.       New Accounting Pronouncements: In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109” (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the Portfolio NAV calculations as late as the Portfolio’s last NAV calculation in the first required financial statement period. As a result, the Portfolio will incorporate FIN 48 in its semi annual report on June 30, 2007. The impact to the Portfolio’s financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Portfolio’s financial statement disclosures.

11.       Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt and is recorded net of foreign withholding tax. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets or other appropriate measures.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer’s share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stan-ley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

First $500 million	From $500 to million $1 billion	More than $1 billion
0.75%	0.70%	0.65%

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain

15

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Notes to Financial Statements (cont’d)

expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.30% for Class I shares and 1.35% for Class II shares. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund. In addition, the Fund incurs local administration fees in connection with doing business in certain emerging market countries.

D. Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.30% of the 0.35% distribution fee that it may receive. For the year ended December 31, 2006, this waiver amounted to $109,000.

E. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

F. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G. Federal Income Taxes: It is the Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2006 and 2005 was as follows:

2006 Distributions		2005 Distributions
Paid From:		Paid From:
Ordinary	Long-Term	Ordinary	Long-Term
Income	Capital Gain	Income	Capital Gain
(000)	(000)	(000)	(000)
$17,260	$1,355	$16,654	$—

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of income, gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, pay-down adjustments, defaulted bonds and adjustment on disposition of contingent debt payment obligations, resulted in the following reclassifications among the components of net assets at December 31, 2006:

Increase (Decrease)
Accumulated
Undistributed
(Distributions in
Excess of) Net	Accumulated
Investment Income	Net Realized	Paid-in
(Loss)	Gain (Loss)	Capital
(000)	(000)	(000)
$320	$(320)	$—

16

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Notes to Financial Statements (cont’d)

At December 31, 2006, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed	Undistributed
Ordinary	Long-Term
Income (000)	Capital Gain (000)
$13,711	$4,310

At December 31, 2006, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

			Net
			Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
(000)	(000)	(000)	(000)
$188,384	$14,443	$(3,429)	$11,014

Net capital, passive foreign investment company (“PFIC”) and currency losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Portfolio’s next taxable year. For the year ended December 31, 2006, the Portfolio deferred to January 3, 2007, for U.S. Federal income tax purposes, post-October currency losses of $63,000.

H. Other: For the year ended December 31, 2006, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $31,446,000 and $32,568,000, respectively.

For the year ended December 31, 2006, purchases and sales of long-term U.S. Government securities were $68,485,000 and $86,595,000, respectively.

There were no purchases and sales of long-term U.S. Government securities for the year ended December 31, 2006.

At December 31, 2006, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 59.5% and 91.4%, for Class I and Class II shares, respectively.

I. Supplemental Proxy Information (unaudited): On August 1, 2006, a Special Meeting of Shareholders of the Fund was scheduled in order to vote on the proposals set forth below. The meetings were held on August 1, 2006. The results are as follows:

(1) Election of Directors:

	For	Withhold	Abstain	BNV**
Frank L. Bowman	260,067,853	10,108,296	—	—
Kathleen A. Dennis	259,931,765	10,244,384	—	—
Michael F. Klein	259,401,451	10,774,698	—	—
W. Allen Reed	259,540,071	10,636,078	—	—

(2) Modify certain fundamental investment restrictions for the Portfolio:

	For	Against	Abstain	BNV**

Modify fundamental policy regarding borrowing money	16,547,841	721,932	1,032,375	—
Modify fundamental policy regarding loans	16,515,368	743,432	1,043,348	—
Modify fundamental policy regarding investment in commodities, commodity contracts and futures contracts	16,483,883	709,159	1,109,105	—
Modify fundamental policy regarding issuance of senior securities	16,568,129	678,865	1,055,153	—

**          Broker “non-votes” are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.

17

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of
The Universal Institutional Funds, Inc. -
Emerging Markets Debt Portfolio

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Emerging Markets Debt Portfolio (one of the portfolios constituting The Universal Institutional Funds, Inc.) (the “Portfolio”) as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Emerging Markets Debt Portfolio of The Universal Institutional Funds, Inc. at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
February 16, 2007

18

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Federal Income Tax Information (unaudited)

For the year ended December 31, 2006, The Portfolio hereby designates $1,355,000 as long-term capital gain dividends for the purpose of the dividend paid deduction on its federal income tax return.

19

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Director and Officer Information (unaudited)

Independent Directors:

Name, Age and Address of Independent Director	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Director**	Other Directorships Held by Independent Director

Frank L. Bowman (62) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) (since February 2005); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly variously, Admiral in the U.S. Navy, Director of Naval Nuclear Propulsion Program and Deputy Administrator— Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004). Honorary Knight Commander of the Most Excellent Order of the British Empire.	171	Director of the National Energy Foundation, the U.S. Energy Association, the American Council for Capital Formation and the Armed Services YMCA of the USA.

Michael Bozic (65) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since April 2004

Private Investor; Chairperson of the Valuation, Insurance and Compliance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly Chairperson of the Insurance Committee (July 2006-September 2006), Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987- 1991) of the Sears Merchandise Group of Sears Roebuck & Co.

				173	Director of various business organizations.

Kathleen A. Dennis (53) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	President, Cedarwood Associates (mutual fund consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	171	None.

Dr. Manuel H. Johnson (57) c/o Johnson Smick Group, Inc. 888 16th Street, NW Suite 740 Washington, D.C. 20006	Director	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co- Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	173	Director of NVR, Inc. (home construction); Director of KFX Energy; Director of RBS Greenwich Capital Holdings (financial holding company).

Joseph J. Kearns (64) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Director	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); formerly Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001- July 2003); formerly CFO of the J. Paul Getty Trust.	174	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation and the UCLA Foundation.

20

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Director and Officer Information (cont’d)

Independent Directors (cont’d):

Name, Age and Address of Independent Director	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Director**	Other Directorships Held by Independent Director

Michael F. Klein (48) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	Chief Operating Officer and Managing Director, Aetos Capital, LLC (since March 2000); Chairperson of the Fixed- Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly Managing Director, Morgan Stanley & Co., Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co., Inc. and Morgan Stanley Dean Witter Investment Management (August 1997- December 1999).	171	Director of certain investment funds managed or sponsored by Aetos Capital LLC.

Michael E. Nugent (70) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairman of the Board and Director	Chairman of the Boards since July 2006 and Trustee since July 1991	General Partner of Triumph Capital, L.P. (private investment partnership); Chairman of the Boards of the Retail Funds and Institutional Funds (since July 2006); Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly Chairperson of the Insurance Committee (until July 2006) and Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	173	None.

W. Allen Reed (59) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (July 1994-December 2005).	171	Director of GMAC (financial services) and Temple-Inland Industries (packaging, banking and forest products); Director of Legg Mason and Director of the Auburn University Foundation.

Fergus Reid (74) c/o Lumelite Plastics Corporation 85 Charles Coleman Blvd. Pawling, NY 12564	Director	Since June 1992	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	174	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by JP Morgan Investment Management Inc.

Interested Directors:

Name, Age and Address of Interested Director	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Director**	Other Directorships Held by Interested Director

James F. Higgins (58) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Director	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	173	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*                 This is the earliest date the Director began serving the Retail Funds or Institutional Funds. Each Director serves an indefinite term, until his or her successor is elected.

**          The Fund Complex includes all funds advised by Morgan Stanley Investment Management Inc. and funds that have an investment advisor that is an affiliated entity of Morgan Stanley Investment Management Inc. (including, but not limited to, Morgan Stanley Investments LP and Morgan Stanley Investment Advisors Inc.).

21

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Director and Officer Information (cont’d)

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years

Ronald E. Robison (67) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	President and Principal Executive Officer	President since September 2005 and Principal Executive Officer since May 2003

President (since September 2005) and Principal Executive Officer (since May 2003) of funds in the Fund Complex; President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; Managing Director, Director and/or Officer of the Adviser and various entities affiliated with the Adviser; Director of Morgan Stanley SICAV (since May 2004). Formerly, Executive Vice President (July 2003 to September 2005) of funds in the Fund Complex and the Van Kampen Funds; President and Director of the Institutional Funds (March 2001 to July 2003); Chief Administrative Officer of Morgan Stanley Investment Advisors Inc.; Chief Administrative Officer of Morgan Stanley Services Company Inc.

J. David Germany (52) Morgan Stanley Investment Management Limited 20 Bank Street Canary Wharf London, United Kingdom E144AD	Vice President	Since February 2006

Managing Director and (since December 2005) Chief Investment Officer—Global Fixed Income of Morgan Stanley Investment Management; Managing Director and Director of Morgan Stanley Investment Management Limited; Vice President of the Retail and Institutional Funds (since February 2006).

Dennis F. Shea (53) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 2006

Managing Director and (since February 2006) Chief Investment Officer—Global Equity of Morgan Stanley Investment Management; Vice President of the Retail and Institutional Funds (since February 2006). Formerly, Managing Director and Director of Global Equity Research at Morgan Stanley.

Barry Fink (51) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 1997

Managing Director and General Counsel of Morgan Stanley Investment Management; Managing Director of the Adviser and various entities affiliated with the Adviser; Vice President of the Retail Funds and (since July 2003) the Institutional Funds. Formerly, Secretary, General Counsel and/or Director of the Adviser and various entities affiliated with the Adviser; Secretary and General Counsel of the Retail Funds.

Amy R. Doberman (44) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Since July 2004

Managing Director and General Counsel, U.S. Investment Management of Morgan Stanley Investment Management (since July 2004); Vice President of the Retail Funds and the Institutional Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); Secretary (since February 2006) and Managing Director (since July 2004) of the Adviser and various entities affiliated with the Adviser. Formerly, Managing Director and General Counsel — Americas, UBS Global Asset Management (July 2000-July 2004).

Carsten Otto (43) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Chief Compliance Officer	Since October 2004

Managing Director and U.S. Director of Compliance for Morgan Stanley Investment Management (since October 2004); Managing Director and Chief Compliance Officer of Morgan Stanley Investment Management. Formerly, Assistant Secretary and Assistant General Counsel of the Retail Funds.

Stefanie V. Chang Yu (40) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Since December 1997

Executive Director of the Adviser and various entities affiliated with the Adviser; Vice President of the Retail Funds (since July 2002) and the Institutional Funds (since December 1997). Formerly, Secretary of various entities affiliated with the Adviser.

Mary E. Mullin (39) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Secretary	Since June 1999	Executive Director of the Adviser and various entities affiliated with the Adviser; Secretary of the Retail Funds (since July 2003) and the Institutional Funds (since June 1999).

James Garrett (38) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Treasurer and Chief Financial Officer	Treasurer since February 2002 and Chief Financial Officer since July 2003

Head of Global Fund Administration; Executive Director of the Adviser and various entities affiliated with the Adviser; Treasurer and Chief Financial Officer of the Institutional Funds. Formerly with PriceWaterhouse LLP (now PricewaterhouseCoopers LLP).

Michael J. Leary (41) JPMorgan Investor Services Co. 73 Tremont Street Boston, MA 02108	Assistant Treasurer	Since March 2003	Director and Vice President of Fund Administration, JPMorgan Investor Services Co. (formerly Chase Global Funds Services Company). Formerly, Audit Manager at Ernst & Young, LLP.

*                 This is the earliest date the Director began serving the Retail Funds or Institutional Funds. Each Director serves an indefinite term, until his or her successor is elected.

22

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Investment Adviser and Administrator	Legal Counsel
Morgan Stanley Investment Management Inc.	Clifford Chance US LLP
1221 Avenue of the Americas	31 West 52nd Street
New York, New York 10020	New York, New York 10019

Distributor	Independent Registered Public Accounting Firm
Morgan Stanley Distribution, Inc.	Ernst & Young LLP
One Tower Bridge	200 Clarendon Street
100 Front Street, Suite 1100	Boston, Massachusetts 02116-5072
West Conshohocken, Pennsylvania 19428-2899

Custodian
JPMorgan Chase Bank, N.A.
270 Park Avenue
New York, New York 10017

The Investment Adviser, Morgan Stanley Investment Management Inc., does business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 1-800-281-2715 or by visiting our website at www.morganstanley.com/im. It is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by calling 1-800-281-2715. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

IS07-00158I-Y12/06

23

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Emerging Markets Equity Portfolio

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Investment Overview (unaudited)

Emerging Markets Equity Portfolio

The Emerging Markets Equity Portfolio (the “Portfolio”) seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries. Foreign investing involves certain risks, including currency fluctuations and controls, restrictions on foreign investments, less liquidity and the potential for market volatility and political instability. In addition, investing in emerging markets may involve a relative higher degree of volatility.

Performance

For the year ended December 31, 2006, the Portfolio’s Class I Shares had a total return of 37.14%, net of fees, compared to 32.17% for the Morgan Stanley Capital International (MSCI) Emerging Markets Free Net Index (the “Index”). The Portfolio’s Class II Shares had a total return of 37.17%, net of fees.

Factors Affecting Performance

•                  Emerging markets equities posted their fourth consecutive calendar year of double-digit returns in 2006. As measured by the Index, the asset class returned 32.2% for the year, following returns of 34% in 2005, 25.6% in 2004, and 55.8% in 2003. Moreover, the emerging markets continued their outperformance over the developed markets for the sixth consecutive year. In 2006, the emerging markets beat the S&P 500® Index by sixteen percentage points and developed international markets (as measured by the MSCI Europe, Australia and Far East [EAFE] Index) by six percentage points.

•                  During the year, the asset class benefited from strong macroeconomic growth, a healthy consumer and supportive commodity prices. On a regional basis, Latin America was the star performer, followed by Asia and the Europe, Middle East and Africa (EMEA) region.

•                  Relative to the Index, overall country allocation and stock selection both contributed favorably to performance.

•                  Specifically, strong contributors to performance included overweight allocations to Russia and Mexico and stock selection in both countries. In Russia, an overweight to the consumer-driven sectors, particularly the financials sector, provided positive returns. In Mexico, performance was helped by an overweight to significant secular themes within the wireless, media and select consumer sectors.

•                  Underweight allocations to South Korea, Israel and Taiwan also helped relative results. In South Korea, fundamentals have peaked, in our view, as gross domestic product (GDP) growth is slowing and domestic demand is weakening. Taiwan remains our second largest underweight position in the Portfolio as domestic demand remains sluggish. Israel remained an underweight position based on political risk and a neutral macro outlook.

•                  However, an overweight allocation to South Africa and stock selection there proved disadvantageous. We reduced the Portfolio’s overweight position in South Africa and now held a neutral weight in the country at the end of the period due to the prospects of rising inflation and interest rates. Higher than expected inflation and trade deficit data have raised concerns that domestic interest rates may continue to rise, hampering economic growth and especially consumption, which was a key theme in the Portfolio.

•                  An overweight allocation to Turkey, which underperformed the Index, and an underweight to China, the best performing market in the Index, detracted from performance. However, stock selection in both countries was a positive contributor. Turkey never fully recovered from the May 2006 sell-off. Uncertainty over upcoming elections and a high current account deficit continues to put pressure on Turkey’s market. In the fourth quarter, we began shifting the Portfolio’s underweight to China to a more neutral position because of improving profitability metrics and a positive outlook on GDP growth and low inflation.

Management Strategies

•                  We remain positive on the long-term outlook for emerging markets, as valuations and fundamentals remain attractive by our measures. We believe a robust macroeconomic environment and a strengthening domestic consumer across these markets may provide some cushion from external shocks. Risks to the asset class include a global liquidity crunch, the potential slowing of the U.S. economy, falling commodity prices and changes in risk appetite. However, in our view, strong fundamentals in emerging markets in the aggregate, including current account surpluses, healthy fiscal accounts and low inflation, may help their economies prove resilient in the face of monetary tightening. In addition, productivity gains and a growing consumer sector within emerging markets may also help offset the economic effects of any decline in commodities prices.

1

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Investment Overview (cont’d)

Emerging Markets Equity Portfolio

•                  We currently continue to overweight Latin America and the EMEA region and remain underweight Asia. On a country basis, the Portfolio is overweight Mexico, Poland, Russia and Indonesia and underweight South Korea, Taiwan, Israel and Malaysia. The Portfolio has a strong bias towards financials and other consumer-driven sectors and underweight energy and materials.

January 2007

Performance Compared to the Morgan Stanley Capital International (MSCI) Emerging Markets Free Net Index(1)

	Total Returns(2)
	Average Annual
	One	Five	Ten	Since
	Year	Years	Years	Inception(5)

Portfolio – Class I(3)	37.14%	25.24%	10.06%	9.58%
MSCI Emerging Markets Free Net Index	32.17	26.59	9.21	8.87

Portfolio – Class II(4)	37.17	—	—	34.85
MSCI Emerging Markets Free Net Index	32.17	—	—	35.46

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit www.morganstanley.com/im. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would be lower.

(1)   The MSCI Emerging Markets Free Net Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The MSCI Emerging Markets Free Net Index consists of the following 26 emerging market country indices: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, Turkey and Venezuela. This series approximates the minimum possible dividend reinvestment. The dividend is reinvested after deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)   Total returns for the Portfolio reflect fees waived and expenses reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.

(3)   Commenced operations on October 1, 1996.

(4)   Commenced operations on January 10, 2003.

(5)   For comparative purposes, average annual since inception returns listed for the Index refers to the inception date or initial offering of the respective share class of the Portfolio, not the inception of the Index.

* Commenced operations on January 10, 2003.

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested.

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees distribution (12b-1) fees (in the case of Class II shares) and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2006 and held for the entire six-month period.

2

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Investment Overview (cont’d)

Emerging Markets Equity Portfolio

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note E in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of the expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	July 1, 2006
	Account Value	December 31,	— December
	July 1, 2006	2006	31, 2006
Class I
Actual	$1,000.00	$1,267.30	$9.14
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.14	8.13

Class II
Actual	1,000.00	1,267.40	$9.43
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.89	8.39

* Expenses are equal to Class I and Class II shares’ annualized net expense ratios of 1.60% and 1.65%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security as a percentage of total investments.

*                 Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

3

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Portfolio of Investments

Emerging Markets Equity Portfolio

		Value
	Shares	(000)
Common Stocks (97.4%)
(Unless Otherwise Noted)
Argentina (0.9%)
Banco Macro S.A.	139,100	$4,341
Tenaris S.A. ADR	104,900	5,233
		9,574
Austria (1.6%)
Erste Bank der Oesterreichischen Sparkassen AG	(a)69,112	5,301
Raiffeisen International Bank Holding AG	76,937	11,731
		17,032
Brazil (11.4%)
All America Latina Logistica S.A.	478,000	4,960
Banco Itau Holding Financeira S.A. (Preference)	205,963	7,461
Banco Itau Holding Financeira S.A. ADR	217,126	7,849
Cia Energetica de Minas Gerais S.A. ADR	157,600	7,596
Cia Vale do Rio Doce ADR	(a)625,994	16,432
CVRD, Class A (Preference)	9,306	236
Cyrela Brazil Realty S.A.	(a)320,000	3,054
Gerdau S.A. ADR	238,283	3,812
Gerdau S.A. (Preference)	(a)128,900	2,106
Gol Linhas Aereas Inteligentes S.A.	81,800	2,345
Investimentos Itau S.A. (Preference)	(a)955,412	4,883
Lojas Americanas (Preference)	(a)91,322,700	5,108
Natura Cosmeticos S.A.	277,500	3,916
NET Servicos de Comunicacao S.A.	(a)186,000	2,113
Petrobras S.A. ADR	30,524	3,144
Petrobras S.A. (Preference)	(a)171,252	3,992
Petrobras S.A. ADR (Preference)	270,890	25,128
Tam S.A. ADR	218,050	6,544
Unibanco - Uniao de Bancos Brasileiros S.A.	129,948	1,229
Unibanco - Uniao de Bancos Brasileiros S.A. ADR	148,210	13,778
		125,686
Chile (0.1%)
Enersis S.A. (Chile) ADR	77,600	1,242
China (11.0%)
Air China Ltd., Class H	9,852,000	5,332
Angang New Steel Co., Ltd.	(a)61,000	89
China Coal Energy Co.	3,079,000	1,999
China Communications Construction Co., Ltd	4,056,000	4,010
China Construction Bank, Class H	(b)26,496,000	16,862
China Life Insurance Co., Ltd.	1,560,000	5,325
China Mobile Hong Kong Ltd.	(a)1,347,000	11,637
China Netcom Group Corp. Hong Kong Ltd.	2,078,000	5,570
China Petroleum & Chemical Corp., Class H	8,628,000	7,987
China Power International Holding Ltd	7,136,000	3,917
China Resources Power Holdings Co.	3,487,000	5,263
China Shipping Development Co., Ltd., Class H	4,096,000	6,267
Global Bio-Chem Technology Group Co., Ltd.	7,260,000	2,445
GOME Electrical Appliances Holdings Ltd.	5,626,000	$4,412
Huadian Power International Co.	(a)3,618,000	1,423
Industrial & Commercial Bank of China Ltd., Class H	16,765,000	10,410
Maanshan Iron & Steel	7,563,000	4,152
Moulin Global Eyecare Holdings Ltd.	(c)(f)778,000	@—
PetroChina Co., Ltd., Class H	6,168,000	8,739
PICC Property & Casualty Co., Ltd.	10,002,000	5,131
Ping An Insurance Group Co. of China Ltd., Class H	1,073,000	5,939
Shenzhen Investment Ltd.	8,142,000	3,392
TPV Technology Ltd.	(a)998,000	631
		120,932
Colombia (0.5%)
BanColombia S.A. ADR	171,870	5,354
Czech Republic (2.3%)
Central European Media Enterprises Ltd.	139,600	9,772
CEZ A.S.	(a)275,900	12,721
Komercni Banka A.S.	(a)19,300	2,872
		25,365
Hungary (0.4%)
OTP Bank Nyrt	103,911	4,774
India (7.9%)
ABB Ltd. India	(a)74,000	6,221
Bharat Heavy Electricals Ltd.	(a)206,057	10,705
Bharti Airtel Ltd.	508,800	7,456
Cipla Ltd.	530,950	3,015
Container Corp. of India Ltd.	(a)72,664	3,489
Gammon India Ltd.	40,505	384
Glenmark Pharmaceuticals Ltd.	241,800	3,293
Gujarat Ambuja Cements Ltd.	1,809,900	5,768
HCL Technologies Ltd.	247,400	3,586
HDFC Bank Ltd.	(a)158,500	3,824
Hindustan Lever Ltd.	544,400	2,662
ICICI Bank Ltd.	(a)53,000	1,067
ICICI Bank Ltd. ADR	66,500	2,776
Infosys Technologies Ltd.	192,684	9,760
Infosys Technologies Ltd. ADR	61,000	3,328
ITC Ltd.	518,500	2,063
ITC Ltd. GDR (Registered)	208,500	824
Mahindra & Mahindra Ltd.	(a)244,100	5,010
Morgan Stanley Growth Fund	(d)3,926,900	3,819
Punjab National Bank	(c)225,500	2,837
Siemens India Ltd.	59,000	1,515
UTI Bank Ltd.	(a)340,500	3,613
		87,015
Indonesia (3.4%)
Astra International Tbk PT	3,510,400	6,128
Bank Central Asia Tbk PT	7,286,500	4,213
Bank Mandiri Persero Tbk PT	11,419,500	3,682
Bank Rakyat Indonesia Tbk PT	6,440,500	3,688
Perusahaan Gas Negara Tbk PT	1,526,500	1,969
Telekomunikasi Indonesia Tbk PT	13,124,000	14,739

The accompanying notes are an integral part of the financial statements.

4

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Portfolio of Investments (cont’d)

Emerging Markets Equity Portfolio

		Value
	Shares	(000)
Indonesia (cont’d)
United Tractors Tbk PT	3,907,000	$2,846
		37,265
Malaysia (0.2%)
Kuala Lumpur Kepong BHD	498,000	1,906
Mexico (10.6%)
America Movil S.A. de C.V., Class L ADR	671,415	30,361
Corp. GEO S.A. de C.V., Series B	(a)1,460,300	7,313
Fomento Economico Mexicano S.A. de C.V. ADR	76,900	8,902
Grupo Financiero Banorte S.A. de C.V., Class O	(a)1,960,600	7,666
Grupo Televisa S.A. ADR	1,114,720	30,109
Wal-Mart de Mexico S.A. de C.V., Class V	6,632,390	29,181
Wal-Mart de Mexico S.A. de C.V., ADR	56,932	2,499
		116,031
Morocco (0.8%)
Banque Marocaine du Commerce
Exterieur	34,020	5,037
ONA S.A.	22,700	4,140
		9,177
Pakistan (0.3%)
Fauji Fertilizer Co., Ltd.	357,500	620
HUB Power Co.	1,160,100	514
Oil & Gas Development Co., Ltd.	1,153,640	2,174
		3,308
Peru (0.4%)
Credicorp Ltd.	107,660	4,408
Philippines (0.4%)
Ayala Corp.	208,700	2,510
Philippines Long Distance Telephone Co.	45,800	2,381
		4,891
Poland (4.4%)
Bank Handlowy W Warszawie S.A.	65,521	1,959
Bank Millennium S.A.	2,402,240	6,578
Bank Pekao S.A.	150,345	11,750
Bank Zachodni WBK S.A.	43,247	3,351
Multimedia Polska S.A.	720,794	3,047
Powszechna Kasa Oszczednosci Bank Polski S.A.	642,683	10,404
TVN S.A.	1,355,680	11,627
		48,716
Russia (13.4%)
CTC Media, Inc.	(a)300,400	7,213
Efes Breweries International N.V. GDR	(a)130,605	4,388
LUKOIL ADR	140,346	12,266
Novatek OAO GDR	270,255	17,161
OAO Gazprom ADR	88,700	4,123
OAO Gazprom ADR (Registered)	445,250	20,481
Sberbank RF	1,650	5,664
Sberbank RF GDR	(a)75,298	27,371
Surgutneftegaz ADR	54,192	4,173
TMK OAO GDR	246,839	8,639
TMK OAO GDR (Registered)	70,714	2,475
Unified Energy System (Registered) GDR	(a)185,891	$20,374
Wimm-Bill-Dann Foods OJSC ADR	190,200	12,658
		146,986
South Africa (7.5%)
African Oxygen Ltd.	739,923	3,186
Aspen Pharmacare Holdings Ltd.	731,690	3,386
Aveng Ltd.	(a)800,320	3,834
Gold Fields Ltd.	241,800	4,577
Gold Fields Ltd. ADR	31,325	592
Group Five Ltd./South Africa	642,960	4,171
Harmony Gold Mining Co., Ltd.	114,786	1,820
Harmony Gold Mining Co., Ltd. ADR	68,039	1,072
Massmart Holdings Ltd.	582,500	5,831
Mittal Steel South Africa Ltd.	(a)100	1
MTN Group Ltd.	1,299,600	15,807
Murray & Roberts Holdings Ltd.	848,120	4,849
Naspers Ltd., Class N	447,360	10,589
Reunert Ltd.	485,510	5,659
Sappi Ltd.	412,700	6,914
Sasol Ltd.	101,310	3,738
Tiger Brands Ltd.	241,674	5,893
		81,919
South Korea (9.3%)
AmorePacific Corp.	6,223	3,881
CDNetworks Co., Ltd.	29,140	1,065
Cheil Communications, Inc.	(a)10,417	2,587
Cheil Industries, Inc.	77,870	3,286
Doosan Infracore Co., Ltd.	122,470	2,772
GS Engineering & Construction Corp.	70,000	6,255
Hana Tour Service Inc.	10,434	795
Hite Brewery Co., Ltd.	25,673	3,299
Hynix Semiconductor Inc.	(a)62,800	2,461
Hyundai Engineering & Construction Co., Ltd.	57,400	3,518
Hyundai Heavy Industries Co., Ltd.	5,887	798
Hyundai Mipo Dockyard	24,415	3,124
Hyundai Motor Co. (2nd Preference)	(a)30,990	1,263
Kookmin Bank	78,590	6,330
Korea Zinc Co., Ltd.	25,960	2,755
LG Corp.	41,430	1,330
LG Telecom Ltd.	92,575	958
NHN Corp.	36,190	4,440
Orion Corp.	14,103	4,132
Samsung Electronics Co., Ltd.	26,989	17,790
Samsung Electronics Co., Ltd. (Preference)	9,686	4,999
Samsung Fire & Marine Insurance Co., Ltd.	(a)33,030	5,736
Shinhan Financial Group Co., Ltd.	164,330	8,393
Shinsegae Co., Ltd.	7,421	4,628
SSCP Co. Ltd	41,890	1,140
Woongjin Coway Co., Ltd.	(a)143,430	3,979
		101,714
Taiwan (7.0%)
Acer, Inc.	(a)1,746,000	3,644
Catcher Technology Co., Ltd.	(a)461,022	4,506

The accompanying notes are an integral part of the financial statements.

5

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Portfolio of Investments (cont’d)

Emerging Markets Equity Portfolio

		Value
	Shares	(000)
Taiwan (cont’d)
Cathay Financial Holding Co., Ltd.	894,372	$2,031
Chang Hwa Commercial Bank	5,611,000	3,917
Delta Electronics, Inc.	3,480,219	11,214
Everlight Electronics Co., Ltd.	1,324,980	3,769
Far Eastern Textile Co., Ltd.	3,117,640	2,727
High Tech Computer Corp.	230,400	4,561
HON HAI Precision Industry Co., Ltd.	(a)1,629,840	11,629
King Slide Works Co., Ltd.	76,200	388
Largan Precision Co., Ltd.	161,034	3,113
MediaTek, Inc.	758,500	7,845
Powerchip Semiconductor Corp.	(a)4,323,920	2,919
Realtek Semiconductor Corp.	(a)938,000	1,615
Shin Kong Financial Holdings Co., Ltd.	3,065,130	3,302
Transcend Information, Inc.	1,080,288	2,851
Tripod Technology Corp.	808,080	2,902
TXC Corp.	843,000	1,348
Wistron Corp.	1,969,668	2,926
		77,207
Thailand (0.7%)
Bangkok Bank PCL (Foreign)	(a)(c)659,200	2,139
CP Seven Eleven PCL (Foreign)	(c)4,937,100	870
Kasikornbank PCL (Foreign)	(c)828,900	1,461
PTT PCL (Foreign)	(c)327,500	1,940
Siam Commercial Bank PCL (Foreign)	(c)895,400	1,465
		7,875
Turkey (2.9%)
BIM Birlesik Magazalar A.S.	103,849	5,502
Coca-Cola Icecek A.S.	505,700	3,823
Dogan Yayin Holding A.S.	1,362,302	4,793
Turkiye Garanti Bankasi A.S.	2,128,656	7,038
Turkiye Is Bankasi, Class C	1,466,619	6,735
Yapi Ve Kredi Bankasi A.S.	2,084,822	3,623
		31,514
Total Common Stocks (Cost $747,995)		1,069,891

	Face
	Amount
	(000)
Short-Term Investment (3.4%)
Repurchase Agreement (3.4%)
J.P. Morgan Securities, Inc., 5.20%, dated 12/29/06, due 1/2/07, repurchase price $36,885 (Cost $36,864)	$ (e)36,864	36,864
Total Investments (100.8%) (Cost $784,859)		1,106,755
Liabilities in Excess of Other Assets (-0.8%)		(9,016)
Net Assets (100%)		$1,097,739

(a)           Non-income producing security.

(b)           144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)           Security was valued at fair value — At December 31, 2006, the portfolio held $10,712,000 of fair valued securities, representing 1.0% of net assets.

(d)           The Morgan Stanley Growth Fund, acquired at a cost of $707,722, is advised by an affiliate of the Adviser. During the year ended December 31, 2006, there were no purchases or sales of this security. The Portfolio derived income of $173,532 from this security during the year ended December 31, 2006.

(e)           Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,856,998,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 1/16/07 to 10/23/35; Federal Home Loan Bank, 0.00% to 7.38%, due 1/3/07 to 6/5/28; Federal Home Loan Mortgage Corp., 0.00% to 6.75%, due 1/2/07 to 7/15/32; Federal National Mortgage Association, 0.00% to 8.20%, due 1/12/07 to 11/15/30; Tennessee Valley Authority, 5.38% to 6.75%, due 11/13/08 to 4/1/36, which had a total value of $1,894,142,869. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(f)            Security has been deemed illiquid at December 31, 2006.

@            Face Amount/Value is less than $500.

ADR       American Depositary Receipt

GDR        Global Depositary Receipt

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
BRL	56,909	$26,372	3/9/07	USD	26,198	$26,198	$(174)
CZK	5,866	282	1/2/07	USD	279	279	(3)
CZK	18,872	906	1/3/07	USD	901	901	(5)
CZK	1,544	74	1/4/07	USD	74	74	@—
PLN	698	240	1/2/07	USD	238	238	(2)
PLN	2,390	823	1/4/07	USD	822	822	(1)
THB	1,390	40	1/3/07	USD	39	39	(1)
THB	190	5	1/4/07	USD	5	5	@—
USD	395	395	1/2/07	HKD	3,072	395	@—
USD	1,568	1,568	1/3/07	HUF	299,245	1,571	3
USD	737	737	1/4/07	HUF	140,514	738	1
USD	580	580	1/3/07	PLN	1,686	580	@—
USD	348	348	1/4/07	TRY	492	348	@—
USD	2	2	1/5/07	TRY	3	2	@—
USD	4,267	4,267	2/14/07	ZAR	30,017	4,260	(7)
ZAR	906	129	1/2/07	USD	129	129	@—
ZAR	351	50	1/3/07	USD	50	50	@—
ZAR	237	34	1/5/07	USD	34	34	@—
ZAR	298	42	1/8/07	USD	42	42	@—
ZAR	195,385	27,730	2/14/07	USD	26,898	26,898	(832)
		$64,624				$63,603	$(1,021)

BRL — Brazilian Real

CZK — Czech Republic Krona

HKD — Hong Kong Dollar

HUF — Hungarian Forint

The accompanying notes are an integral part of the financial statements.

6

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Portfolio of Investments (cont’d)

Emerging Markets Equity Portfolio

PLN — Polish Zloty

THB — Thai Baht

TRY — New Turkish Lira

USD — United States Dollar

ZAR — South African Rand

The accompanying notes are an integral part of the financial statements.

7

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Emerging Markets Equity Portfolio

Statement of Assets and Liabilities

December 31, 2006
(000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $784,151)	$1,102,936
Investment in Affiliate, at Value (Cost $708)	3,819
Receivable for Investments Sold	3,291
Receivable for Portfolio Shares Sold	2,803
Dividends Receivable	1,371
Foreign Currency (Cost $581)	582
Interest Receivable	16
Foreign Withholding Tax Reclaim Receivable	10
Unrealized Appreciation on Foreign Currency Exchange Contracts	4
Other Assets	11
Total Assets	1,114,843
Liabilities:
Payable for Investments Purchased	6,153
Bank Overdraft Payable	5,715
Investment Advisory Fees Payable	3,038
Unrealized Depreciation on Foreign Currency Exchange Contracts	1,025
Deferred Capital Gain Country Tax	413
Custodian Fees Payable	271
Administration Fees Payable	225
Payable for Portfolio Shares Redeemed	122
Distribution Fees — Class II Shares	9
Directors’ Fees and Expenses Payable	3
Other Liabilities	130
Total Liabilities	17,104
NET ASSETS	$1,097,739
Net Assets Consist of:
Paid-in Capital	$634,061
Undistributed (Distributions in Excess of) Net Investment Income	1,513
Accumulated Net Realized Gain (Loss)	141,729
Unrealized Appreciation (Depreciation) on:
Investments (Net of $457 Deferred Capital Gain Country Tax)	321,438
Foreign Currency Exchange Contracts and Translations	(1,002)
Net Assets	$1,097,739
CLASS I:
Net Assets	$868,701
Net Asset Value, Offering and Redemption Price Per Share Applicable to 44,473,773 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$19.53
CLASS II:
Net Assets	$229,038
Net Asset Value, Offering and Redemption Price Per Share Applicable to 11,736,255 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$19.52

The accompanying notes are an integral part of the financial statements.

8

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Emerging Markets Equity Portfolio

Statement of Operations

Year Ended
December 31, 2006
(000)
Investment Income:
Dividends (Net of $1,182 Foreign Taxes Withheld)	$16,236
Dividends from Security of Affiliate Issuer	174
Interest	1,145
Total Investment Income	17,555
Expenses:
Investment Advisory Fees (Note B)	11,251
Administration Fees (Note C)	2,294
Custodian Fees (Note E)	1,156
Distribution Fees — Class II Shares (Note D)	552
Shareholder Reporting Fees	122
Professional Fees	82
Directors’ Fees and Expenses	15
Other	41
Total Expenses	15,513
Investment Advisory Fees Voluntarily Waived (Note B)	(133)
Distribution Fees — Class II Shares Waived (Note D)	(473)
Expense Offset (Note E)	(2)
Net Expenses	14,905
Net Investment Income (Loss)	2,650
Realized Gain (Loss) on:
Investments Sold (Net of Country Taxes $7)	142,763
Foreign Currency Transactions	1,326
Net Realized Gain (Loss)	144,089
Change in Unrealized Appreciation (Depreciation) on:
Investments (Net of Increase in Deferred Capital Gain Country Tax Accruals of $90)	132,532
Foreign Currency Exchange Contracts and Translations	(111)
Net Change in Unrealized Appreciation (Depreciation)	132,421
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	276,510
Net Increase (Decrease) in Net Assets Resulting from Operations	$279,160

The accompanying notes are an integral part of the financial statements.

9

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Emerging Markets Equity Portfolio

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2006	December 31, 2005
	(000)	(000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income (Loss)	$2,650	$4,272
Net Realized Gain (Loss)	144,089	63,571
Net Change in Unrealized Appreciation (Depreciation)	132,421	98,603
Net Increase in Net Assets Resulting from Operations	279,160	166,446
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(5,633)	(1,842)
Net Realized Gain	(17,301)	—
Class II:
Net Investment Income	(1,211)	(184)
Net Realized Gain	(3,802)	—
Total Distributions	(27,947)	(2,026)
Capital Share Transactions:(1)
Class I:
Subscriptions	232,214	192,214
Distributions Reinvested	22,934	1,842
Redemptions	(240,679)	(91,025)
Class II:
Subscriptions	119,092	56,755
Distributions Reinvested	5,013	184
Redemptions	(32,089)	(13,984)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	106,485	145,986
Total Increase (Decrease) in Net Assets	357,698	310,406
Net Assets:
Beginning of Period	740,041	429,635
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $1,513 and $4,389, respectively)	$1,097,739	$740,041

(1) Capital Share Transactions:
Class I:
Shares Subscribed	13,858	15,546
Shares Issued on Distributions Reinvested	1,490	158
Shares Redeemed	(14,840)	(7,734)
Net Increase (Decrease) in Class I Shares Outstanding	508	7,970
Class II:
Shares Subscribed	7,112	4,500
Shares Issued on Distributions Reinvested	326	16
Shares Redeemed	(1,995)	(1,116)
Net Increase (Decrease) in Class II Shares Outstanding	5,443	3,400

The accompanying notes are an integral part of the financial statements.

10

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Financial Highlights

Emerging Markets Equity Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$14.73	$11.05	$9.04	$6.04	$6.63
Income (Loss) from Investment Operations
Net Investment Income (Loss)#	0.05	0.10	0.07	0.07	(0.03)
Net Realized and Unrealized Gain (Loss)	5.27	3.63	2.00	2.93	(0.56)
Total from Investment Operations	5.32	3.73	2.07	3.00	(0.59)
Distributions from and/or in Excess of:
Net Investment Income	(0.13)	(0.05)	(0.06)	—	—
Net Realized Gain	(0.39)	—	—	—	—
Total Distributions	(0.52)	(0.05)	(0.06)	—	—
Net Asset Value, End of Period	$19.53	$14.73	$11.05	$9.04	$6.04
Total Return ±	37.14%	33.85%	23.11%	49.67%	(8.90)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$868,701	$647,447	$397,693	$323,547	$156,915
Ratio of Expenses to Average Net Assets(1)†	1.62%	1.65%	1.70%	1.78%	1.81%
Ratio of Expenses to Average Net Assets Excluding Country Tax Expense	N/A	N/A	N/A	1.75%	1.75%
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	0.31%	0.81%	0.71%	0.95%	(0.40)%
Portfolio Turnover Rate	77%	53%	72%	92%	134%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
Expenses to Average Net Assets	1.63%	1.66%	1.71%	1.87%	1.93%
Net Investment Income (Loss) to Average Net Assets	0.30%	0.80%	0.70%	0.86%	(0.53)%

#	Per share amount is based on average shares outstanding.
†

Effective June 1, 2006, the Adviser has agreed to voluntarily limit the ratio of expenses to average net assets to the maximum ratio of 1.60% for Class I shares. Prior to June 1, 2006, the maximum ratio was 1.65% for Class I shares.

±

Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

11

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Financial Highlights

Emerging Markets Equity Portfolio

	Class II
				Period from
				January 10,
				2003* to
	Year Ended December 31,			December 31,
Selected Per Share Data and Ratios	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$14.71	$11.04	$9.03	$6.22
Income (Loss) from Investment Operations
Net Investment Income (Loss)#	0.03	0.08	0.06	0.05
Net Realized and Unrealized Gain (Loss)	5.30	3.64	2.01	2.76
Total from Investment Operations	5.33	3.72	2.07	2.81
Distributions from and/or in Excess of:
Net Investment Income	(0.13)	(0.05)	(0.06)	—
Net Realized Gain	(0.39)	—	—	—
Total Distributions	(0.52)	(0.05)	(0.06)	—
Net Asset Value, End of Period	$19.52	$14.71	$11.04	$9.03
Total Return ±	37.17%	33.76%	23.00%	45.34	%††
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$229,038	$92,594	$31,942	$9,066
Ratio of Expenses to Average Net Assets(1)†	1.67%	1.70%	1.75%	1.83	%**
Ratio of Expenses to Average Net Assets Excluding Country Tax Expense	N/A	N/A	N/A	1.80	%**
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	0.19%	0.66%	0.64%	0.90	%**
Portfolio Turnover Rate	77%	53%	72%	92	%††

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
Expenses to Average Net Assets	1.98%	2.01%	2.06%	2.22	%**
Net Investment Income (Loss) to Average Net Assets	(0.12)%	0.35%	0.33%	0.51	%**

*	Commencement of operations
**	Annualized
#	Per share amount is based on average shares outstanding.
†

Effective June 1, 2006, the Adviser has agreed to voluntarily limit the ratio of expenses to average net assets to the maximum ratio of 1.65% for Class II shares. Prior to June 1, 2006, the maximum ratio was 1.70% for Class II shares.

††	Not annualized
±

Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

12

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Notes to Financial Statements

The Universal Institutional Funds, Inc., (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the Emerging Markets Equity Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries. The Portfolio offering two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.              Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NAS-DAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.              Repurchase Agreements: The Portfolio may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.              Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

•                  investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

•                  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

13

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Notes to Financial Statements (cont’d)

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) due to security transactions are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

At December 31, 2006, the net assets of the Portfolio were substantially comprised of foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

Prior governmental approval for foreign investments may be required under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations. As a result, an additional class of shares (identified as “Foreign” in the Portfolio of Investments) may be created and offered for investment. The “local” and “foreign” shares’ market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

4.              Foreign Currency Exchange Contracts: The Portfolio may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates and, in certain situations, to gain exposure to foreign currencies. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

5.              New Accounting Pronouncements: In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109” (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the Portfolio NAV calculations as late as the Portfolio’s last NAV calculation in the first required financial statement period. As a result, the Portfolio will incorporate FIN 48 in its semi annual report on June 30, 2007. The impact to the Portfolio’s financial statements, if any, is currently being assessed.

14

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Notes to Financial Statements (cont’d)

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Portfolio’s financial statement disclosures.

6.              Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets or other appropriate measures.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer’s share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

Risks also arise from potential losses from adverse market movements, and such losses could exceed the related amounts shown in the Statement of Assets and Liabilities.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

	From $500	From $1
First $500	million to	billion to	More than
million	$1 billion	$2.5 billion	$2.5 billion
1.25%	1.20%	1.15%	1.00%

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.60% for Class I shares and 1.65% for Class II shares. Prior to June 1, 2006, the maximum ratio was 1.65% for Class I Shares and 1.70% for Class II Shares. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time. For the year ended December 31, 2006, this waiver amounted to $133,000.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund. In addition, the Fund incurs local administration fees in connection with doing business in certain emerging market countries.

D. Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.30% of the 0.35% distribution fee that it may receive. For the year ended December 31, 2006, this waiver amounted to $473,000.

15

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Notes to Financial Statements (cont’d)

E. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

F. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G. Federal Income Taxes: It is the Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by certain of the countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2006 and 2005 was as follows:

2006 Distributions		2005 Distributions
Paid From:		Paid From:
Ordinary	Long-Term	Ordinary	Long-Term
Income	Capital Gain	Income	Capital Gain
(000)	(000)	(000)	(000)
$6,844	$21,103	$2,026	$—

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains and losses related to foreign currency transactions and foreign capital gain tax, resulted in the following reclassifications among the components of net assets at December 31, 2006:

Increase (Decrease)
Accumulated
Undistributed
(Distributions in
Excess of) Net	Accumulated
Investment Income	Net Realized	Paid-in
(Loss)	Gain (Loss)	Capital
(000)	(000)	(000)
$1,318	$(1,318)	$—

At December 31, 2006, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed	Undistributed
Ordinary	Long-Term
Income (000)	Capital Gain (000)
$11,182	$136,870

At December 31, 2006, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

			Net
			Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
(000)	(000)	(000)	(000)
$788,788	$326,123	$(8,156)	$317,967

Net capital, passive foreign investment company (“PFIC”) and currency losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Portfolio’s next taxable year. For the year ended December 31, 2006, the Portfolio deferred to January 3, 2007, for U.S. Federal income tax purposes, post-October currency losses of $1,895,000.

H. Other: For the year ended December 31, 2006, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $771,509,000 and $688,510,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the year ended December 31, 2006.

During the year ended December 31, 2006, the Portfolio incurred $13,807 of brokerage commissions to Morgan Stanley & Co. Incorporated, an affiliated broker dealer. Additionally, during the year ended December 31, 2006, the Portfolio paid $2,375 in brokerage commissions to China International Capital Corporation (Hong Kong) Limited (CICC), an affiliated broker/dealer.

16

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Notes to Financial Statements (cont’d)

At December 31, 2006, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 56.1% and 87.6%, for Class I and Class II shares, respectively.

I. Supplemental Proxy Information (unaudited): On August 1, 2006, a Special Meeting of Shareholders of the Fund was scheduled in order to vote on the proposals set forth below. The meetings were held on August 1, 2006. The results are as follows:

(1) Election of Directors:

	For	Withhold	Abstain	BNV**
Frank L. Bowman	260,067,853	10,108,296	—	—
Kathleen A. Dennis	259,931,765	10,244,384	—	—
Michael F. Klein	259,401,451	10,774,698	—	—
W. Allen Reed	259,540,071	10,636,078	—	—

(2) Modify certain fundamental investment restrictions for the Portfolio:

	For	Against	Abstain	BNV**
Modify Fundamental policy regarding diversification	46,098,164	1,632,219	2,287,391	—
Modify fundamental policy regarding borrowing money	45,577,065	2,071,869	2,368,840	—
Modify fundamental policy regarding loans	45,520,502	2,133,409	2,363,863	—
Modify fundamental policy regarding investment in commodities, commodity contracts and futures contracts	45,751,438	1,928,689	2,337,647	—
Modify fundamental policy regarding issuance of senior securities	45,782,904	1,869,809	2,365,061	—

**

Broker “non-votes” are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.

17

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of
The Universal Institutional Funds, Inc. -
Emerging Markets Equity Portfolio

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Emerging Markets Equity Portfolio (one of the portfolios constituting The Universal Institutional Funds, Inc.) (the “Portfolio”) as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Emerging Markets Equity Portfolio of The Universal Institutional Funds, Inc. at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
February 16, 2007

18

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Federal Income Tax Information (unaudited)

The Portfolio hereby designates $21,103,000 as long-term capital gain dividends for the purpose of the dividend paid deduction on its federal income tax return.

For the year ended December 31, 2006, the Portfolio intends to pass through to shareholders foreign tax credits of approximately $689,000 and has derived gross income from sources within foreign countries in the amount of approximately $15,226,000.

19

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Director and Officer Information (unaudited)

Independent Directors:

Name, Age and Address of Independent Director	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Director**	Other Directorships Held by Independent Director
Frank L. Bowman (62) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) (since February 2005); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly variously, Admiral in the U.S. Navy, Director of Naval Nuclear Propulsion Program and Deputy Administrator— Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004). Honorary Knight Commander of the Most Excellent Order of the British Empire.	171	Director of the National Energy Foundation, the U.S. Energy Association, the American Council for Capital Formation and the Armed Services YMCA of the USA.

Michael Bozic (65) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since April 2004

Private Investor; Chairperson of the Valuation, Insurance and Compliance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly Chairperson of the Insurance Committee (July 2006-September 2006), Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears Roebuck & Co.

				173	Director of various business organizations.

Kathleen A. Dennis (53) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	President, Cedarwood Associates (mutual fund consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	171	None.

Dr. Manuel H. Johnson (57) c/o Johnson Smick Group, Inc. 888 16th Street, NW Suite 740 Washington, D.C. 20006	Director	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	173	Director of NVR, Inc. (home construction); Director of KFX Energy; Director of RBS Greenwich Capital Holdings (financial holding company).

Joseph J. Kearns (64) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Director	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); formerly Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001- July 2003); formerly CFO of the J. Paul Getty Trust.	174	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation and the UCLA Foundation.

20

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Director and Officer Information (cont’d)

Independent Directors (cont’d):

Name, Age and Address of Independent Director	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Director**	Other Directorships Held by Independent Director
Michael F. Klein (48) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	Chief Operating Officer and Managing Director, Aetos Capital, LLC (since March 2000); Chairperson of the Fixed-Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly Managing Director, Morgan Stanley & Co., Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co., Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	171	Director of certain investment funds managed or sponsored by Aetos Capital LLC.

Michael E. Nugent (70) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairman of the Board and Director	Chairman of the Boards since July 2006 and Trustee since July 1991	General Partner of Triumph Capital, L.P. (private investment partnership); Chairman of the Boards of the Retail Funds and Institutional Funds (since July 2006); Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly Chairperson of the Insurance Committee (until July 2006) and Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	173	None.

W. Allen Reed (59) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (July 1994-December 2005).	171	Director of GMAC (financial services) and Temple-Inland Industries (packaging, banking and forest products); Director of Legg Mason and Director of the Auburn University Foundation.

Fergus Reid (74) c/o Lumelite Plastics Corporation 85 Charles Coleman Blvd. Pawling, NY 12564	Director	Since June 1992	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	174	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by JP Morgan Investment Management Inc.

Interested Directors:

Name, Age and Address of Interested Director	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Director**	Other Directorships Held by Interested Director
James F. Higgins (58) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Director	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	173	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*	This is the earliest date the Director began serving the Retail Funds or Institutional Funds. Each Director serves an indefinite term, until his or her successor is elected.

**

The Fund Complex includes all funds advised by Morgan Stanley Investment Management Inc. and funds that have an investment advisor that is an affiliated entity of Morgan Stanley Investment Management Inc. (including, but not limited to, Morgan Stanley Investments LP and Morgan Stanley Investment Advisors Inc.).

21

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Director and Officer Information (cont’d)

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Ronald E. Robison (67) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	President and Principal Executive Officer	President since September 2005 and Principal Executive Officer since May 2003

President (since September 2005) and Principal Executive Officer (since May 2003) of funds in the Fund Complex; President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; Managing Director, Director and/or Officer of the Adviser and various entities affiliated with the Adviser; Director of Morgan Stanley SICAV (since May 2004). Formerly, Executive Vice President (July 2003 to September 2005) of funds in the Fund Complex and the Van Kampen Funds; President and Director of the Institutional Funds (March 2001 to July 2003); Chief Administrative Officer of Morgan Stanley Investment Advisors Inc.; Chief Administrative Officer of Morgan Stanley Services Company Inc.

J. David Germany (52) Morgan Stanley Investment Management Limited 20 Bank Street Canary Wharf London, United Kingdom E144AD	Vice President	Since February 2006

Managing Director and (since December 2005) Chief Investment Officer—Global Fixed Income of Morgan Stanley Investment Management; Managing Director and Director of Morgan Stanley Investment Management Limited; Vice President of the Retail and Institutional Funds (since February 2006).

Dennis F. Shea (53) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 2006

Managing Director and (since February 2006) Chief Investment Officer—Global Equity of Morgan Stanley Investment Management; Vice President of the Retail and Institutional Funds (since February 2006). Formerly, Managing Director and Director of Global Equity Research at Morgan Stanley.

Barry Fink (51) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 1997

Managing Director and General Counsel of Morgan Stanley Investment Management; Managing Director of the Adviser and various entities affiliated with the Adviser; Vice President of the Retail Funds and (since July 2003) the Institutional Funds. Formerly, Secretary, General Counsel and/or Director of the Adviser and various entities affiliated with the Adviser; Secretary and General Counsel of the Retail Funds.

Amy R. Doberman (44) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Since July 2004

Managing Director and General Counsel, U.S. Investment Management of Morgan Stanley Investment Management (since July 2004); Vice President of the Retail Funds and the Institutional Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); Secretary (since February 2006) and Managing Director (since July 2004) of the Adviser and various entities affiliated with the Adviser. Formerly, Managing Director and General Counsel — Americas, UBS Global Asset Management (July 2000-July 2004).

Carsten Otto (43) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Chief Compliance Officer	Since October 2004

Managing Director and U.S. Director of Compliance for Morgan Stanley Investment Management (since October 2004); Managing Director and Chief Compliance Officer of Morgan Stanley Investment Management. Formerly, Assistant Secretary and Assistant General Counsel of the Retail Funds.

Stefanie V. Chang Yu (40) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Since December 1997

Executive Director of the Adviser and various entities affiliated with the Adviser; Vice President of the Retail Funds (since July 2002) and the Institutional Funds (since December 1997). Formerly, Secretary of various entities affiliated with the Adviser.

Mary E. Mullin (39) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Secretary	Since June 1999	Executive Director of the Adviser and various entities affiliated with the Adviser; Secretary of the Retail Funds (since July 2003) and the Institutional Funds (since June 1999).

James Garrett (38) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Treasurer and Chief Financial Officer	Treasurer since February 2002 and Chief Financial Officer since July 2003

Head of Global Fund Administration; Executive Director of the Adviser and various entities affiliated with the Adviser; Treasurer and Chief Financial Officer of the Institutional Funds. Formerly with PriceWaterhouse LLP (now PricewaterhouseCoopers LLP).

Michael J. Leary (41) JPMorgan Investor Services Co. 73 Tremont Street Boston, MA 02108	Assistant Treasurer	Since March 2003	Director and Vice President of Fund Administration, JPMorgan Investor Services Co. (formerly Chase Global Funds Services Company). Formerly, Audit Manager at Ernst & Young, LLP.

*	This is the earliest date the Director began serving the Retail Funds or Institutional Funds. Each Director serves an indefinite term, until his or her successor is elected.

22

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Investment Adviser and Administrator	Legal Counsel
Morgan Stanley Investment Management Inc.	Clifford Chance US LLP
1221 Avenue of the Americas	31 West 52nd Street
New York, New York 10020	New York, New York 10019

Distributor	Independent Registered Public Accounting Firm
Morgan Stanley Distribution, Inc.	Ernst & Young LLP
One Tower Bridge	200 Clarendon Street
100 Front Street, Suite 1100	Boston, Massachusetts 02116-5072
West Conshohocken, Pennsylvania 19428-2899

Custodian
JPMorgan Chase Bank, N.A.
270 Park Avenue
New York, New York 10017

The Investment Adviser, Morgan Stanley Investment Management Inc., does business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free
1-800-281-2715 or by visiting our website at www.morganstanley.com/im. It is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by calling 1-800-281-2715. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

RA07-00094I-Y12/06

23

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Global Value Equity Portfolio

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Investment Overview (unaudited)

Global Value Equity Portfolio

The Global Value Equity Portfolio (the “Portfolio”) seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.  Foreign investing involves certain risks, including currency fluctuations and controls, restrictions on foreign investments, less liquidity and the potential for market volatility and political instability.

Performance

For the year ended December 31, 2006, the Portfolio had a total return of 21.21%, net of fees, compared to 20.07% for the Morgan Stanley Capital International (MSCI) World Index (the “Index”).

Factors Affecting Performance

•                  Overall, it has been another good year for financial markets. Although the markets were troubled by the U.S. slowdown and its impact on the global picture, stocks have rallied to all-time highs. The Dow Jones Industrial Average was up strongly for the year, having broken record highs almost daily in the month of December. Eurozone stocks rose even faster. Although Japan’s market stalled a little, China’s market put in another impressive year.

•                  Relative to the Index, the strongest performance in the Portfolio over this period came from stock selection and an underweight position in the information technology sector. In particular, the Portfolio’s holdings in the equipment and hardware group and in the software and services group performed very well. The Portfolio also benefited from a zero weight in the semiconductors group, which sold off sharply during the year.

•                  The Portfolio’s positioning within the energy sector was also a strongly positive influence on performance for the year. Within this sector, the Portfolio emphasized the higher quality names, which finally began to pay off as performance of the broader sector began to stall. The Portfolio was underweight in the sector throughout the year and this also had a small positive effect.

•                  The financials sector was another area where the Portfolio gained relative outperformance. In particular, stock selection in banks was strong, primarily in the Portfolio’s holdings in Europe. Stock selection in diversified financials was also positive but the Portfolio’s holdings within the insurance group lagged the Index.

•                  The weakest contributor to 2006 performance was stock selection and an underweight position in the utilities sector. Stock selection in the industrials sector was also a detractor, particularly within the capital goods group.

Management Strategies

•                  Although a number of changes to the Portfolio were made during the year, the key over- and underweight positions relative to the Index remain unchanged. The Portfolio holds an overweight position in the highly cash-generative consumer staples stocks, as well as in the pharmaceuticals group and the telecommunication services sector. Although we have started to re-examine energy stocks after the recent sell-offs, we remain underweight here. Other notable underweight positions include the financials sector and the disparate consumer discretionary sectors.

•                  We continue to believe that superior investment performance will be driven by careful stock selection. We are committed to the application of an investment process that is both proven and highly disciplined. We look for companies and sectors that combine attractive dividend yields with stable cash flows and significant potential for growth in revenues and margins. We apply strict criteria that seek to identify situations of suitable value and quality.

January 2007

Performance Compared to the Morgan Stanley Capital International (MSCI) World Index(1)

	Total Returns(2)
		Average Annual
	One Year	Five Years	Since Inception(4)

Portfolio(3)	21.21%	9.32%	8.66%
MSCI World Index	20.07	9.97	7.73

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit www.morganstanley.com/im. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would be lower.

(1)   The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. The MSCI World Index consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)   Total returns for the Portfolio reflect fees waived and expenses reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower.  Fee waivers and/or expense reimbursements are

1

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Investment Overview (cont’d)

Global Value Equity Portfolio

voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.

(3)   Commenced operations on January 2, 1997.

(4)   For comparative purposes, average annual since inception returns listed for the Index refers to the inception date or initial offering of the respective share class of the Portfolio, not the inception of the Index.

*                 Commenced operations on January 2, 1997.

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Please note that “Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note E in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from  the ratio of the expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges.  Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	July 1, 2006 —
	Account Value	December 31,	December 31,
	July 1, 2006	2006	2006

Actual	$1,000.00	$1,157.60	$5.60
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.01	5.24

*                 Expenses are equal to the Portfolio’s annualized net expense ratio of 1.03%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type as a percentage of total investments.

*                 Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

2

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Portfolio of Investments

Global Value Equity Portfolio

		Value
	Shares	(000)
Common Stocks (96.9%)
Australia (1.8%)
Boral Ltd.	121,768	$733
Foster’s Group Ltd.	160,506	877
Goodman Fielder, Ltd.	670,924	1,176
		2,786
Bermuda (5.8%)
Ingersoll-Rand Co., Ltd., Class A	67,140	2,627
Tyco International Ltd.	128,639	3,911
XL Capital Ltd., Class A	30,125	2,169
		8,707
France (7.4%)
BNP Paribas S.A.	34,308	3,743
France Telecom S.A.	30,858	853
Lafarge S.A.	15,465	2,301
Sanofi-Aventis	20,665	1,908
Total S.A.	33,005	2,381
		11,186
Germany (2.2%)
BASF AG	9,066	884
Bayerische Motoren Werke AG	28,010	1,609
DaimlerChrysler AG	12,608	779
		3,272
Hong Kong (0.2%)
Yue Yuen Industrial Holdings Ltd.	84,000	267
Ireland (3.1%)
Bank of Ireland	123,863	2,861
Kerry Group plc, Class A	72,619	1,815
		4,676
Italy (1.9%)
ENI S.p.A.	84,398	2,839
Japan (7.6%)
Astellas Pharma, Inc.	33,100	1,505
Canon, Inc.	39,600	2,229
Kao Corp.	55,000	1,483
Mitsui Sumitomo Insurance Co., Ltd.	66,000	722
Nissan Motor Co., Ltd.	109,200	1,315
Sumitomo Electric Industries Ltd.	114,500	1,790
Takeda Pharmaceutical Co., Ltd.	36,600	2,513
		11,557
Netherlands (3.8%)
Chicago Bridge & Iron Co. N.V. (NY Shares)	52,191	1,427
Koninklijke Philips Electronics N.V.	18,982	716
Unilever N.V. CVA	82,722	2,260
Wolters Kluwer N.V. CVA	45,267	1,302
		5,705
New Zealand (0.6%)
Telecom Corp. of New Zealand Ltd.	266,967	914
Singapore (0.7%)
ComfortDelgro Corp., Ltd.	980,000	1,029
South Korea (0.8%)
SK Telecom Co., Ltd. ADR	47,015	1,245
Spain (2.2%)
Banco Bilbao Vizcaya Argentaria S.A.	70,369	1,695
Telefonica S.A.	75,764	$1,612
		3,307
Switzerland (2.6%)
Novartis AG (Registered)	11,164	644
Syngenta AG	(a)7,966	1,482
UBS AG (Registered)	30,968	1,882
		4,008
Taiwan (0.6%)
Chunghwa Telecom Co., Ltd. ADR	48,966	966
United Kingdom (21.3%)
Barclays plc	157,972	2,258
Cadbury Schweppes plc	290,030	3,103
Diageo plc	77,252	1,516
GlaxoSmithKline plc	130,943	3,446
Imperial Tobacco Group plc	78,410	3,086
Old Mutual plc	553,985	1,890
Reed Elsevier plc	221,280	2,428
Rolls-Royce Group plc	(a)264,508	2,319
Rolls-Royce Group plc, Class B	9,393,365	19
Royal Bank of Scotland Group plc	82,720	3,228
Royal Dutch Shell plc ADR	43,721	3,095
Vodafone Group plc	851,613	2,359
WM Morrison Supermarkets plc	393,687	1,962
WPP Group plc	118,170	1,598
		32,307
United States (34.3%)
Alcoa, Inc.	32,969	989
Altria Group, Inc.	46,108	3,957
American Electric Power Co., Inc.	18,520	789
American International Group, Inc.	10,728	769
AT&T, Inc.	25,042	895
BJ’s Wholesale Club, Inc.	(a)33,091	1,030
Boeing Co.	9,618	855
CBS Corp., Class B	17,520	546
Chevron Corp.	35,427	2,605
Citigroup, Inc.	56,942	3,172
Dominion Resources, Inc.	18,429	1,545
EMC Corp./Massachusetts	(a)154,263	2,036
First Data Corp.	59,560	1,520
Freddie Mac	38,658	2,625
Hewlett-Packard Co.	37,438	1,542
International Business Machines Corp.	34,031	3,306
Marsh & McLennan Cos., Inc.	75,093	2,302
McAfee, Inc.	(a)43,249	1,227
Mellon Financial Corp.	50,938	2,147
Merrill Lynch & Co., Inc.	24,520	2,283
Northrop Grumman Corp.	10,124	685
Pfizer, Inc.	83,912	2,173
Schering-Plough Corp.	136,626	3,230
St. Paul Travelers Cos., Inc. (The)	29,238	1,570
UnitedHealth Group, Inc.	41,841	2,248
Verizon Communications, Inc.	36,521	1,360
Viacom, Inc., Class B	(a)16,545	679
Weyerhaeuser Co.	11,252	795

The accompanying notes are an integral part of the financial statements.

3

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Portfolio of Investments (cont’d)

Global Value Equity Portfolio

		Value
	Shares	(000)
United States (cont’d)
Wyeth	58,174	$2,962
		51,842
Total Common Stocks (Cost $112,594)		146,613

	Face
	Amount
	(000)
Short-Term Investment (3.0%)
Repurchase Agreement (3.0%)
J.P. Morgan Securities, Inc., 5.20%, dated 12/29/06, due 1/2/07, repurchase price $4,492 (Cost $4,489)	$ (b)4,489	4,489
Total Investments (99.9%) (Cost $117,083)		151,102
Other Assets in Excess of Liabilities (0.1%)		198
Net Assets (100%)		$151,300

(a)           Non-income producing security.

(b)           Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,856,998,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 1/16/07 to 10/23/35; Federal Home Loan Bank, 0.00% to 7.38%, due 1/3/07 to 6/5/28; Federal Home Loan Mortgage Corp., 0.00% to 6.75%, due 1/2/07 to 7/15/32; Federal National Mortgage Association, 0.00% to 8.20%, due 1/12/07 to 11/15/30; Tennessee Valley Authority, 5.38% to 6.75%, due 11/13/08 to 4/1/36, which had a total value of $1,894,142,869. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

ADR       American Depositary Receipt

CVA       Certificaten Van Aandelen

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
GBP	3,800	$7,442	3/14/07	USD	7,470	$7,470	$28

GBP — British Pound

USD — United States Dollar

The accompanying notes are an integral part of the financial statements.

4

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Global Value Equity Portfolio

Statement of Assets and Liabilities

December 31, 2006
(000)
Assets:
Investments, at Value (Cost $117,083)	$151,102
Cash	11
Receivable for Portfolio Shares Sold	189
Dividends Receivable	186
Foreign Currency (Cost $115)	115
Foreign Withholding Tax Reclaim Receivable	44
Unrealized Appreciation on Foreign Currency Exchange Contracts	28
Interest Receivable	2
Other Assets	2
Total Assets	151,679
Liabilities:
Investment Advisory Fees Payable	244
Administration Fees Payable	32
Payable for Portfolio Shares Redeemed	15
Custodian Fees Payable	12
Directors’ Fees and Expenses Payable	1
Other Liabilities	75
Total Liabilities	379
NET ASSETS	$151,300
Net Assets Consist of:
Paid-in Capital	$107,744
Undistributed (Distributions in Excess of) Net Investment Income	2,119
Accumulated Net Realized Gain (Loss)	7,388
Unrealized Appreciation (Depreciation) on:
Investments	34,019
Foreign Currency Translations	30
Net Assets	$151,300
Net Asset Value, Offering and Redemption Price Per Share Applicable to 8,907,503 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$16.99

The accompanying notes are an integral part of the financial statements.

5

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Global Value Equity Portfolio

Statement of Operations

Year Ended
December 31, 2006
(000)
Investment Income:
Dividends (Net of $140 Foreign Taxes Withheld)	$3,307
Interest	160
Total Investment Income	3,467
Expenses:
Investment Advisory Fees (Note B)	901
Administration Fees (Note C)	337
Shareholder Reporting Fees	73
Custodian Fees (Note D)	52
Professional Fees	30
Directors’ Fees and Expenses	2
Other	14
Total Expenses	1,409
Expense Offset (Note D)	@—
Net Expenses	1,409
Net Investment Income (Loss)	2,058
Realized Gain (Loss) on:
Investments Sold	10,085
Foreign Currency Transactions	96
Net Realized Gain (Loss)	10,181
Change in Unrealized Appreciation (Depreciation) on:
Investments	14,062
Foreign Currency Translations	34
Net Change in Unrealized Appreciation (Depreciation)	14,096
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	24,277
Net Increase (Decrease) in Net Assets Resulting from Operations	$26,335

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

6

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Global Value Equity Portfolio

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2006	December 31, 2005
	(000)	(000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income (Loss)	$2,058	$2,187
Net Realized Gain (Loss)	10,181	6,279
Net Change in Unrealized Appreciation (Depreciation)	14,096	(660)
Net Increase (Decrease) in Net Assets Resulting from Operations	26,335	7,806
Distributions from and/or in Excess of:
Net Investment Income	(2,124)	(1,426)
Net Realized Gain	(5,221)	(980)
Total Distributions	(7,345)	(2,406)
Capital Share Transactions:(1)
Subscriptions	25,296	20,553
Distributions Reinvested	7,345	2,406
Redemptions	(34,281)	(30,096)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(1,640)	(7,137)
Total Increase (Decrease) in Net Assets	17,350	(1,737)
Net Assets:
Beginning of Period	133,950	135,687
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $2,119 and $2,110, respectively)	$151,300	$133,950

(1) Capital Share Transactions:
Shares Subscribed	1,608	1,446
Shares Issued on Distributions Reinvested	502	173
Shares Redeemed	(2,208)	(2,105)
Net Increase (Decrease) in Capital Shares Outstanding	(98)	(486)

The accompanying notes are an integral part of the financial statements.

7

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Financial Highlights

Global Value Equity Portfolio

	Year Ended December 31,
Selected Per Share Data and Ratios	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$14.87	$14.30	$12.69	$9.84	$12.13
Income (Loss) from Investment Operations
Net Investment Income (Loss)#	0.24	0.23	0.15	0.14	0.10
Net Realized and Unrealized Gain (Loss)	2.78	0.59	1.56	2.71	(2.15)
Total from Investment Operations	3.02	0.82	1.71	2.85	(2.05)
Distributions from and/or in Excess of:
Net Investment Income	(0.26)	(0.15)	(0.10)	—	(0.13)
Net Realized Gain	(0.64)	(0.10)	—	—	(0.11)
Total Distributions	(0.90)	(0.25)	(0.10)	—	(0.24)
Net Asset Value, End of Period	$16.99	$14.87	$14.30	$12.69	$9.84
Total Return ±	21.21%	5.83%	13.54%	28.96%	(16.87)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$151,300	$133,950	$135,687	$105,613	$76,180
Ratio of Expenses to Average Net Assets(1)	1.05%	1.02%	1.15%	1.15%	1.15%
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	1.53%	1.60%	1.15%	1.33%	0.95%
Portfolio Turnover Rate	29%	26%	27%	65%	35%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
Expenses to Average Net Assets	N/A	N/A	1.17%	1.28%	1.27%
Net Investment Income (Loss) to Average Net Assets	N/A	N/A	1.13%	1.20%	0.83%

#                 Per share amount is based on average shares outstanding.

±                 Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

8

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Notes to Financial Statements

The Universal Institutional Funds, Inc., (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the Global Value Equity Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.              Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.              Repurchase Agreements: The Portfolio may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.              Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

•                  investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

•                  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end.

9

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Notes to Financial Statements (cont’d)

Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected as unrealized gains (losses) on Foreign Currency Translations on the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

At December 31, 2006, the net assets of the Portfolio were substantially comprised of foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

4.              Foreign Currency Exchange Contracts: The Portfolio may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates and, in certain situations, to gain exposure to foreign currencies. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

5.              New Accounting Pronouncements: In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, ‘‘Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109’’ (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the Portfolio NAV calculations as late as the Portfolio’s last NAV calculation in the first required financial statement period. As a result, the Portfolio will incorporate FIN 48 in its semi annual report on June 30, 2007. The impact to the Portfolio’s financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Portfolio’s financial statement disclosures.

6.              Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective

10

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Notes to Financial Statements (cont’d)

lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate measures.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer’s share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

	From $1				More
	billion to	From $1.5	From $2.5	From $3.5	than
First $1	$1.5	billion to	billion to	billion to	$4.5
billion	billion	$2.5 billion	$3.5 billion	$4.5 billion	billion
0.67%	0.645%	0.62%	0.595%	0.57%	0.545%

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.15%. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time.

Morgan Stanley Investment Management Limited (the “Sub-Adviser” or “MSIM Limited”), a wholly-owned subsidiary of Morgan Stanley, serves as Sub-Adviser for the Portfolio on a day-to-day basis. MSIM Limited selects, buys and sells securities for the Portfolio under the supervision of the Adviser. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses.  Under an agreement between the Administrator and J.P. Morgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund.  For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund.  An employee of JPMIS is an officer of the Fund.  In addition, the Fund incurs local administration fees in connection with doing business in certain emerging market countries.

D. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses.  These custodian credits are shown as “Expense Offset” on the Statement of Operations.

E. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

F. Federal Income Taxes: It is the Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2006 and 2005 was as follows:

2006 Distributions		2005 Distributions
Paid From:		Paid From:
Ordinary	Long-Term	Ordinary	Long-Term
Income	Capital Gain	Income	Capital Gain
(000)	(000)	(000)	(000)

$2,633	$4,712	$1,426	$980

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance

11

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Notes to Financial Statements (cont’d)

with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains and losses related to foreign currency transactions and return of capital adjustment from investments, resulted in the following reclassifications among the components of net assets at December 31, 2006:

Increase (Decrease)
Accumulated
Undistributed
(Distributions in
Excess of) Net	Accumulated
Investment Income	Net Realized	Paid-in
(Loss)	Gain (Loss)	Capital
(000)	(000)	(000)
$75	$(95)	$20

At December 31, 2006, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed	Undistributed
Ordinary	Long-Term
Income	Capital Gain
(000)	(000)
$2,336	$8,910

At December 31, 2006, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

			Net
			Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
(000)	(000)	(000)	(000)
$118,768	$33,402	$(1,068)	$32,334

G. Other: For the year ended December 31, 2006, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $38,358,000 and $46,021,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the year ended December 31, 2006.

At December 31, 2006, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 73.5%.

H. Supplemental Proxy Information (unaudited): On August 1, 2006, a Special Meeting of Shareholders of the Fund was scheduled in order to vote on the proposals set forth below. The meetings were held on August 1, 2006. The results are as follows:

(1) Election of Directors:

	For	Withhold	Abstain	BNV**
Frank L. Bowman	260,067,853	10,108,296	—	—
Kathleen A. Dennis	259,931,765	10,244,384	—	—
Michael F. Klein	259,401,451	10,774,698	—	—
W. Allen Reed	259,540,071	10,636,078	—	—

(2) Modify certain fundamental investment restrictions for the Portfolio:

	For	Against	Abstain	BNV**
Modify Fundamental policy regarding diversification	7,784,243	163,090	355,833	—
Modify fundamental policy regarding borrowing money	7,752,754	212,344	338,069	—
Modify fundamental policy regarding loans	7,758,065	185,165	359,937	—
Modify fundamental policy regarding investment in commodities, commodity contracts and futures contracts	7,756,499	198,793	347,875	—
Modify fundamental policy regarding issuance of senior securities	7,756,606	208,254	338,307	—

** Broker “non-votes” are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.

12

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of
The Universal Institutional Funds, Inc. -
Global Value Equity Portfolio

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Global Value Equity Portfolio (one of the portfolios constituting The Universal Institutional Funds, Inc.) (the “Portfolio”) as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Global Value Equity Portfolio of The Universal Institutional Funds, Inc. at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 16, 2007

13

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Federal Income Tax Information (unaudited)

For the year ended December 31, 2006, the percentage of dividends that qualify for the 70% dividend received deduction for corporate shareholders of the Portfolio was 45.2%.

For the year ended December 31, 2006, the Portfolio intends to pass through to shareholders foreign tax credits of approximately $81,000 and has derived gross income from sources within foreign countries in the amount of approximately $2,288,000.

The Portfolio hereby designates $4,712,000 as long-term capital gain dividends for the purpose of the dividend paid deduction on its federal income tax return.

14

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Director and Officer Information (unaudited)

Independent Directors:

Name, Age and Address of Independent Director	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Director**	Other Directorships Held by Independent Director

Frank L. Bowman (62) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) (since February 2005); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly variously, Admiral in the U.S. Navy, Director of Naval Nuclear Propulsion Program and Deputy Administrator— Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004). Honorary Knight Commander of the Most Excellent Order of the British Empire.	171	Director of the National Energy Foundation, the U.S. Energy Association, the American Council for Capital Formation and the Armed Services YMCA of the USA.

Michael Bozic (65) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since April 2004

Private Investor; Chairperson of the Valuation, Insurance and Compliance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly Chairperson of the Insurance Committee (July 2006-September 2006), Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987- 1991) of the Sears Merchandise Group of Sears Roebuck & Co.

				173	Director of various business organizations.

Kathleen A. Dennis (53) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	President, Cedarwood Associates (mutual fund consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	171	None.

Dr. Manuel H. Johnson (57) c/o Johnson Smick Group, Inc. 888 16th Street, NW Suite 740 Washington, D.C. 20006	Director	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co- Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	173	Director of NVR, Inc. (home construction); Director of KFX Energy; Director of RBS Greenwich Capital Holdings (financial holding company).

Joseph J. Kearns (64) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Director	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); formerly Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001- July 2003); formerly CFO of the J. Paul Getty Trust.	174	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation and the UCLA Foundation.

15

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Director and Officer Information (cont’d)

Independent Directors (cont’d):

Name, Age and Address of Independent Director	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Director**	Other Directorships Held by Independent Director

Michael F. Klein (48) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	Chief Operating Officer and Managing Director, Aetos Capital, LLC (since March 2000); Chairperson of the Fixed- Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly Managing Director, Morgan Stanley & Co., Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co., Inc. and Morgan Stanley Dean Witter Investment Management (August 1997- December 1999).	171	Director of certain investment funds managed or sponsored by Aetos Capital LLC.

Michael E. Nugent (70) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairman of the Board and Director	Chairman of the Boards since July 2006 and Trustee since July 1991	General Partner of Triumph Capital, L.P. (private investment partnership); Chairman of the Boards of the Retail Funds and Institutional Funds (since July 2006); Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly Chairperson of the Insurance Committee (until July 2006) and Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	173	None.

W. Allen Reed (59) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (July 1994-December 2005).	171	Director of GMAC (financial services) and Temple-Inland Industries (packaging, banking and forest products); Director of Legg Mason and Director of the Auburn University Foundation.

Fergus Reid (74) c/o Lumelite Plastics Corporation 85 Charles Coleman Blvd. Pawling, NY 12564	Director	Since June 1992	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	174	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by JP Morgan Investment Management Inc.

Interested Directors:

Name, Age and Address of Independent Director	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Director**	Other Directorships Held by Interested Director

James F. Higgins (58) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Director	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	173	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*               This is the earliest date the Director began serving the Retail Funds or Institutional Funds. Each Director serves an indefinite term, until his or her successor is elected.

**        The Fund Complex includes all funds advised by Morgan Stanley Investment Management Inc. and funds that have an investment advisor that is an affiliated entity of Morgan Stanley Investment Management Inc. (including, but not limited to, Morgan Stanley Investments LP and Morgan Stanley Investment Advisors Inc.).

16

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Director and Officer Information (cont’d)

Executive Officers:

	Position(s) Held	Length of Time
Name, Age and Address of Executive Officer	with Registrant	Served*	Principal Occupation(s) During Past 5 Years

Ronald E. Robison (67) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	President and Principal Executive Officer	President since September 2005 and Principal Executive Officer since May 2003

President (since September 2005) and Principal Executive Officer (since May 2003) of funds in the Fund Complex; President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; Managing Director, Director and/or Officer of the Adviser and various entities affiliated with the Adviser; Director of Morgan Stanley SICAV (since May 2004). Formerly, Executive Vice President (July 2003 to September 2005) of funds in the Fund Complex and the Van Kampen Funds; President and Director of the Institutional Funds (March 2001 to July 2003); Chief Administrative Officer of Morgan Stanley Investment Advisors Inc.; Chief Administrative Officer of Morgan Stanley Services Company Inc.

J. David Germany (52) Morgan Stanley Investment Management Limited 20 Bank Street Canary Wharf London, United Kingdom E144AD	Vice President	Since February 2006

Managing Director and (since December 2005) Chief Investment Officer—Global Fixed Income of Morgan Stanley Investment Management; Managing Director and Director of Morgan Stanley Investment Management Limited; Vice President of the Retail and Institutional Funds (since February 2006).

Dennis F. Shea (53) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 2006

Managing Director and (since February 2006) Chief Investment Officer—Global Equity of Morgan Stanley Investment Management; Vice President of the Retail and Institutional Funds (since February 2006). Formerly, Managing Director and Director of Global Equity Research at Morgan Stanley.

Barry Fink (51) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 1997

Managing Director and General Counsel of Morgan Stanley Investment Management; Managing Director of the Adviser and various entities affiliated with the Adviser; Vice President of the Retail Funds and (since July 2003) the Institutional Funds. Formerly, Secretary, General Counsel and/or Director of the Adviser and various entities affiliated with the Adviser; Secretary and General Counsel of the Retail Funds.

Amy R. Doberman (44) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Since July 2004

Managing Director and General Counsel, U.S. Investment Management of Morgan Stanley Investment Management (since July 2004); Vice President of the Retail Funds and the Institutional Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); Secretary (since February 2006) and Managing Director (since July 2004) of the Adviser and various entities affiliated with the Adviser. Formerly, Managing Director and General Counsel — Americas, UBS Global Asset Management (July 2000-July 2004).

Carsten Otto (43) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Chief Compliance Officer	Since October 2004

Managing Director and U.S. Director of Compliance for Morgan Stanley Investment Management (since October 2004); Managing Director and Chief Compliance Officer of Morgan Stanley Investment Management. Formerly, Assistant Secretary and Assistant General Counsel of the Retail Funds.

Stefanie V. Chang Yu (40) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Since December 1997

Executive Director of the Adviser and various entities affiliated with the Adviser; Vice President of the Retail Funds (since July 2002) and the Institutional Funds (since December 1997). Formerly, Secretary of various entities affiliated with the Adviser.

Mary E. Mullin (39) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Secretary	Since June 1999	Executive Director of the Adviser and various entities affiliated with the Adviser; Secretary of the Retail Funds (since July 2003) and the Institutional Funds (since June 1999).

James Garrett (38) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Treasurer and Chief Financial Officer	Treasurer since February 2002 and Chief Financial Officer since July 2003

Head of Global Fund Administration; Executive Director of the Adviser and various entities affiliated with the Adviser; Treasurer and Chief Financial Officer of the Institutional Funds. Formerly with PriceWaterhouse LLP (now PricewaterhouseCoopers LLP).

Michael J. Leary (41) JPMorgan Investor Services Co. 73 Tremont Street Boston, MA 02108	Assistant Treasurer	Since March 2003	Director and Vice President of Fund Administration, JPMorgan Investor Services Co. (formerly Chase Global Funds Services Company). Formerly, Audit Manager at Ernst & Young, LLP.

*     This is the earliest date the Director began serving the Retail Funds or Institutional Funds. Each Director serves an indefinite term, until his or her successor is elected.

17

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Investment Adviser and Administrator	Legal Counsel
Morgan Stanley Investment Management Inc.	Clifford Chance US LLP
1221 Avenue of the Americas	31 West 52nd Street
New York, New York 10020	New York, New York 10019

Distributor	Independent Registered Public Accounting Firm
Morgan Stanley Distribution, Inc.	Ernst & Young LLP
One Tower Bridge	200 Clarendon Street
100 Front Street, Suite 1100	Boston, Massachusetts 02116-5072
West Conshohocken, Pennsylvania 19428-2899

Custodian

JPMorgan Chase Bank, N.A.

270 Park Avenue

New York, New York 10017

The Investment Adviser, Morgan Stanley Investment Management Inc., does business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 1-800-281-2715 or by visiting our website at www.morganstanley.com/im. It is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by calling 1-800-281-2715. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

IS07-00150I-Y12/06

18

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

International Magnum Portfolio

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Investment Overview (unaudited)

International Magnum Portfolio

The International Magnum Portfolio (the “Portfolio”) seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in Europe, Australasia and the Far East (EAFE) countries. Foreign investing involves certain risks, including currency fluctuations and controls, restrictions on foreign investments, less liquidity and the potential for market volatility and political instability.

Performance

For the year ended December 31, 2006, the Portfolio had a total return of 25.13%, net of fees, compared to 26.34% for the Morgan Stanley Capital International (MSCI) EAFE Index (the “Index”).

Factors Affecting Performance

•      It has been another stellar year for financial markets, and December was no exception. Even though economically speaking, markets have been haunted by the U.S. slowdown and its potential impact on the global picture, stocks have rallied to all-time highs. The S&P 500 Index is up over 14% this year, while Eurozone stocks have risen even faster. Although Japan’s market stalled a bit, the rest of Asia and the emerging markets have put in another impressive year.

•      The Portfolio had strong absolute returns in 2006, but lagged the Index. The primary cause of the under-performance during the year was security selection within Europe. Notable detractors included the Portfolio’s underweight to and security selection within the materials and utilities sectors, as well as security selection within the consumer discretionary sector.

•      Secondary causes of underperformance can be attributed to the Portfolio’s underweight to Europe, which had surprisingly strong performance in 2006.

Management Strategies

•      At the beginning of 2006, we believed the coming year would see an end to the trend of “value” outperformance and a rotation into more growth-oriented industries. Therefore, during the first quarter, we implemented a strategic shift in the Portfolio by adding an explicit allocation to international growth securities.

•      The Portfolio remains split equally between growth and value securities. The shift into more growth-oriented stocks at the beginning of 2006 started to pay off during the second half of the year as investors began to focus on higher-quality, less-leveraged companies with strong balance sheets. Given our emphasis on building diversified portfolios across regions and investing in higher quality, growth companies, we believe the Portfolio is well positioned for a possible market rotation and forecasted global economic slowdown.

•      Within Europe, the Portfolio is overweight to the Eurozone and underweight to the United Kingdom (U.K.). We prefer the Eurozone to the U.K. because the Eurozone region appears to be enjoying a “Goldilocks” recovery with business and consumer confidence soaring to a five-year high and inflation falling to its lowest level in over two years. Although economic data in the U.K. has been somewhat mixed of late, the housing market is still painting a bullish picture. Other reports showed that unemployment unexpectedly fell in November and consumer price inflation accelerated to the highest level in a decade. We believe that valuations remain expensive for U.K. companies, particularly within the financial sector. Therefore, we continue to maintain an underweight to the U.K.

•      The Portfolio is neutrally weighted to Japan. Japanese economic data has been disappointing, heightening concerns of Japan’s economic recovery stalling in the first half of 2006. By our measures, Japan’s equity market now appears expensively valued relative to other developed regions. Moreover, in terms of fundamentals, recent economic data have been weak.

•      We believe fundamentals remain promising for emerging markets given current account surpluses, higher savings rates, improved debt management, and favorable relative valuations. Therefore, we have maintained the Portfolio’s opportunistic allocation to the emerging markets.

•      Within industries, we are maintaining the Portfolio’s overweight to insurance, capital goods, technology hardware and equipment, and consumer durables and apparel. Conversely, we are underweight to banks (particularly in Japan), utilities and energy.

January 2007

Performance Compared to the Morgan Stanley Capital International (MSCI) EAFE Index(1)

	Total Returns(2)
		Average Annual
	One	Five	Since
	Year	Years	Inception(4)

Portfolio – Class I(3)	25.13%	11.58%	5.99%
MSCI EAFE Index	26.34	14.98	7.82

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance assumes that all dividends and distributions,

1

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Investment Overview (cont’d)

International Magnum Portfolio

if any, were reinvested. For the most recent month-end performance figures, please visit www.morganstanley.com/im. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would be lower.

(1)   The Morgan Stanley Capital International (MSCI) EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding U.S. and Canada. The MSCE EAFE index consists of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)   Total returns for the Portfolio reflect fees waived and expenses reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.

(3)   Commenced operations on January 2, 1997.

(4)   For comparative purposes, average annual since inception returns listed for the Index refers to the inception date or initial offering of the respective share class of the Portfolio, not the inception of the Index.

* Commenced operations on January 2, 1997.

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note E in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of the expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	July 1, 2006 —
	Account Value	December 31,	December 31,
	July 1, 2006	2006	2006

Actual	$1,000.00	$1,154.40	$5.86
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.76	5.50

* Expenses are equal to the Portfolio’s annualized net expense ratio of 1.08%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Investment Overview (cont’d)

International Magnum Portfolio

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type as a percentage of total investments.

*  Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

3

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Portfolio of Investments

International Magnum Portfolio

		Value
	Shares	(000)
Common Stocks (92.5%)
Australia (2.6%)
AMP Ltd.	66,200	$528
Australia & New Zealand Banking Group Ltd.	10,190	227
BHP Billiton Ltd.	116,381	2,324
Gunns Ltd.	45,100	105
National Australia Bank Ltd.	7,930	253
Newcrest Mining Ltd.	5,250	109
QBE Insurance Group Ltd.	13,400	305
Rio Tinto Ltd.	8,650	507
Telstra Corp., Ltd.	(a)174,927	372
Westpac Banking Corp.	13,750	263
		4,993
Austria (2.7%)
Andritz AG	7,053	1,530
Erste Bank der Oesterreichischen Sparkassen AG	25,541	1,959
Telekom Austria AG	63,478	1,701
		5,190
Belgium (0.8%)
AGFA-Gevaert N.V.	17,197	439
Solvay S.A., Class A	3,980	611
Umicore	3,483	593
		1,643
Finland (2.2%)
Fortum Oyj	63,055	1,795
Kone Oyj, Class B	27,818	1,577
Neste Oil Oyj	32,416	985
		4,357
France (10.6%)
AXA S.A.	39,306	1,591
BNP Paribas	28,662	3,127
Cie Generale d’Optique Essilor International S.A.	12,834	1,380
Electricite de France	14,412	1,050
France Telecom S.A.	43,613	1,206
Gaz de France	22,500	1,035
Lafarge S.A.	7,795	1,160
LVMH Moet Hennessy Louis Vuitton S.A.	10,763	1,136
Renault S.A.	4,433	533
Sanofi-Aventis	10,931	1,009
Schneider Electric S.A.	22,261	2,471
Total S.A.	50,921	3,674
Vallourec	4,351	1,265
		20,637
Germany (8.3%)
Allianz AG (Registered)	6,957	1,421
AWD Holding AG	13,395	566
Bayerische Motoren Werke AG	14,240	818
Celesio AG	24,589	1,319
Commerzbank AG	19,746	752
Continental AG	18,184	2,115
DaimlerChrysler AG	8,396	519
Deutsche Bank AG (Registered)	11,232	1,502
E.ON AG	13,644	1,852
Fresenius Medical Care AG	4,130	550
MAN AG	5,767	521
Muenchener Rueckversicherungs AG (Registered)	6,882	$1,185
Porsche AG (Preference)	1,011	1,287
SAP AG	23,120	1,229
Siemens AG (Registered)	5,585	554
		16,190
Greece (2.2%)
Coca Cola Hellenic Bottling Co. S.A.	31,493	1,231
EFG Eurobank Ergasias S.A.	19,556	708
National Bank of Greece S.A.	50,123	2,309
		4,248
Hong Kong (3.9%)
BOC Hong Kong Holdings Ltd.	66,000	179
Cheung Kong Holdings Ltd.	19,000	234
China Resources Power Holdings Co.	988,000	1,491
CNOOC Ltd.	1,236,000	1,174
Dah Sing Financial Group Ltd.	7,200	65
Esprit Holdings Ltd.	172,500	1,926
Great Eagle Holdings Co.	138,000	397
Hutchison Whampoa Ltd.	19,000	193
Hysan Development Co., Ltd.	129,000	338
New World Development Ltd.	290,000	584
Parkson Retail Group Ltd.	193,500	958
Techtronic Industries Co.	37,000	48
		7,587
India (1.3%)
Bharti Airtel Ltd.	(a)78,000	1,143
ICICI Bank Ltd. ADR	34,400	1,436
		2,579
Ireland (2.5%)
Allied Irish Banks plc	48,973	1,455
Anglo Irish Bank Corp. plc	98,733	2,047
CRH plc	31,586	1,315
		4,817
Israel (0.5%)
Teva Pharmaceutical Industries Ltd. ADR	28,200	877
Italy (1.2%)
Banca Monte dei Paschi di Siena S.p.A.	119,984	777
Intesa Sanpaolo S.p.A.	82,401	636
UniCredito Italiano S.p.A.	105,113	921
		2,334
Japan (20.1%)
Amada Co., Ltd.	29,000	307
Astellas Pharma, Inc.	9,900	450
Canon, Inc.	42,800	2,410
Casio Computer Co., Ltd.	75,000	1,702
Credit Saison Co., Ltd.	18,800	648
Dai Nippon Printing Co., Ltd.	17,000	263
Daicel Chemical Industries Ltd.	45,000	317
Daifuku Co., Ltd.	19,000	302
Daiichi Sankyo Co., Ltd.	15,000	469
Daikin Industries Ltd.	12,700	442
Daiwa Securities Group, Inc.	102,000	1,144
Denki Kagaku Kogyo KK	69,000	287
East Japan Railway Co.	43	287

The accompanying notes are an integral part of the financial statements.

4

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Portfolio of Investments (cont’d)

International Magnum Portfolio

		Value
	Shares	(000)
Japan (cont’d)
FamilyMart Co., Ltd.	10,200	$278
Fuji Machine Manufacturing Co., Ltd.	7,100	137
Fuji Photo Film Co., Ltd.	11,900	489
Fujitec Co., Ltd.	12,000	92
Fujitsu Ltd.	63,000	494
Furukawa Electric Co., Ltd.	55,000	346
Hitachi Capital Corp.	14,500	277
Hitachi High-Technologies Corp.	4,400	131
Hitachi Ltd.	63,000	393
House Foods Corp.	9,300	153
Hoya Corp.	31,300	1,220
Kaneka Corp.	32,000	291
Kobe Steel Ltd.	330,000	1,131
Kubota Corp.	130,000	1,204
Kurita Water Industries Ltd.	16,100	348
Kyocera Corp.	4,600	434
Kyudenko Corp.	11,000	65
Lintec Corp.	8,300	163
Maeda Road Construction Co., Ltd.	7,000	51
Matsushita Electric Industrial Co., Ltd.	31,000	619
Minebea Co., Ltd.	36,000	252
Mitsubishi Chemical Holdings Corp.	47,000	296
Mitsubishi Corp.	25,800	486
Mitsubishi Heavy Industries Ltd.	93,000	423
Mitsui Mining & Smelting Co., Ltd.	30,000	150
Mitsumi Electric Co., Ltd.	13,200	291
Nagase & Co., Ltd.	13,000	155
NEC Corp.	77,000	368
Nifco, Inc.	10,300	236
Nintendo Co., Ltd.	3,000	779
Nippon Meat Packers, Inc.	18,000	197
Nippon Sheet Glass Co., Ltd.	25,000	117
Nippon Steel Corp.	38,000	218
Nippon Telegraph & Telephone Corp.	54	266
Nissan Motor Co., Ltd.	57,600	694
Nissha Printing Co., Ltd.	3,000	92
Nisshinbo Industries, Inc.	15,000	155
Obayashi Corp.	43,000	279
Ono Pharmaceutical Co., Ltd.	6,300	332
ORIX Corp.	4,080	1,181
Ricoh Co., Ltd.	28,000	572
Rinnai Corp.	4,800	144
Rohm Co., Ltd.	2,500	249
Ryosan Co., Ltd.	7,600	190
Sanki Engineering Co., Ltd.	4,000	28
Sanwa Shutter Corp.	32,000	189
Sekisui Chemical Co., Ltd.	38,000	303
Sekisui House Ltd.	22,000	320
Sharp Corp.	66,000	1,137
Shin-Etsu Chemical Co., Ltd.	17,000	1,138
Shin-Etsu Polymer Co., Ltd.	14,000	196
Sony Corp.	8,900	381
Sumitomo Realty & Development Co., Ltd.	63,000	2,022
Suzuki Motor Corp.	16,300	460
TDK Corp.	4,800	382
Teijin Ltd.	50,000	$308
Terumo Corp.	29,700	1,168
Toho Co., Ltd.	5,700	103
Tokyo Electric Power Co., Inc.	9,600	311
Toray Industries, Inc.	156,000	1,169
Toshiba Corp.	91,000	593
Toyo Ink Manufacturing Co., Ltd.	25,000	101
Toyoda Gosei Co., Ltd.	4,000	93
Toyota Motor Corp.	32,700	2,187
Tsubakimoto Chain Co.	35,000	207
Yamaha Corp.	16,400	347
Yamaha Motor Co., Ltd.	12,300	386
		38,995
Mexico (0.7%)
America Movil S.A. de C.V., Class L ADR	28,267	1,278
Netherlands (4.8%)
ING Groep N.V. CVA	55,252	2,450
Royal Dutch Shell plc, Class A	67,001	2,342
Royal Numico N.V.	22,636	1,218
TNT N.V.	19,675	846
Unilever N.V. CVA	30,720	839
Wolters Kluwer N.V. CVA	55,219	1,588
		9,283
Norway (2.1%)
Norske Skogindustrier ASA	32,248	556
Telenor ASA	93,053	1,750
TGS Nopec Geophysical Co., ASA	(a)84,116	1,740
		4,046
Singapore (2.5%)
CapitaCommercial Trust REIT	52,420	89
CapitaLand Ltd.	155,000	627
Chartered Semiconductor Manufacturing Ltd.	(a)123,000	103
City Developments Ltd.	43,000	356
DBS Group Holdings Ltd.	78,000	1,149
Keppel Corp., Ltd.	153,000	1,756
Oversea-Chinese Banking Corp.	41,600	209
SembCorp Industries Ltd.	80,480	201
Singapore Airlines Ltd.	21,000	240
Singapore Press Holdings Ltd.	41,000	114
		4,844
South Korea (0.5%)
Samsung Electronics Co., Ltd. GDR	(b)2,765	910
Spain (1.8%)
Altadis S.A.	12,752	667
Banco Bilbao Vizcaya Argentaria S.A.	44,006	1,060
Banco Popular Espanol S.A.	68,093	1,234
Telefonica S.A.	28,246	601
		3,562
Sweden (2.6%)
Atlas Copco AB, Class A	17,484	587
Getinge AB, Class B	55,381	1,242
Sandvik AB	74,487	1,083
Telefonaktiebolaget LM Ericsson, Class B	504,536	2,038
		4,950

The accompanying notes are an integral part of the financial statements.

5

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Portfolio of Investments (cont’d)

International Magnum Portfolio

		Value
	Shares	(000)
Switzerland (7.7%)
ABB Ltd.	101,373	$1,818
Ciba Speciality Chemicals AG (Registered)	8,473	564
Compagnie Financiere Richemont AG, Class A	20,930	1,220
Credit Suisse Group (Registered)	8,523	596
Nestle S.A. (Registered)	6,120	2,175
Nobel Biocare Holding AG	1,976	584
Novartis AG (Registered)	43,966	2,535
Roche Holding AG	13,160	2,360
SGS S.A. (Registered)	1,125	1,254
Swiss Reinsurance (Registered)	14,955	1,271
Zurich Financial Services AG	2,182	587
		14,964
Turkey (0.5%)
Akbank T.A.S.	24,560	149
Akbank T.A.S. ADR	67,744	823
		972
United Kingdom (10.4%)
Anglo American plc (London Shares)	11,168	545
Aviva plc	35,040	564
Barclays plc	88,963	1,272
Cadbury Schweppes plc	94,711	1,013
Capita Group plc	105,553	1,255
GlaxoSmithKline plc	34,190	900
HSBC Holdings plc	160,287	2,922
Imperial Tobacco Group plc	14,877	586
Man Group plc	30,323	310
Old Mutual plc	194,410	663
Prudential plc	94,383	1,293
Reckitt Benckiser plc	29,822	1,363
Reed Elsevier plc	139,056	1,526
Rexam plc	49,708	511
Rolls-Royce Group plc	(a)61,983	543
Rolls-Royce Group plc, Class B	2,274,776	4
Royal Bank of Scotland Group plc	33,227	1,297
SABMiller plc	55,206	1,270
Tesco plc	226,281	1,792
WM Morrison Supermarkets plc	128,521	640
		20,269
Total Common Stocks (Cost $143,798)		179,525

	Face
	Amount
	(000)
Short-Term Investment (6.3%)
Repurchase Agreement (6.3%)
J.P. Morgan Securities, Inc., 5.20%, dated 12/29/06, due 1/2/07, repurchase price $12,308 (Cost $12,301)	$ (c)12,301	12,301
Total Investments (98.8%) (Cost $156,099)		191,826
Other Assets in Excess of Liabilities (1.2%)		2,234
Net Assets (100%)		$194,060

(a)	Non-income producing security
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,856,998,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 1/16/07 to 10/23/35; Federal Home Loan Bank, 0.00% to 7.38%, due 1/3/07 to 6/5/28; Federal Home Loan Mortgage Corp., 0.00% to 6.75%, due 1/2/07 to 7/15/32; Federal National Mortgage Association, 0.00% to 8.20%, due 1/12/07 to 11/15/30; Tennessee Valley Authority, 5.38% to 6.75%, due 11/13/08 to 4/1/36, which had a total value of $1,894,142,869. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

ADR	American Depository Receipts
CVA	Certificaten Van Aandelen
GDR	Global Depository Receipts
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

6

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Portfolio of Investments (cont’d)

International Magnum Portfolio

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
EUR	484	$642	3/14/07	USD	643	$643	$1
EUR	4,881	6,464	3/14/07	USD	6,477	6,477	13
EUR	2,055	2,721	3/14/07	USD	2,724	2,724	3
EUR	2,529	3,349	3/14/07	USD	3,351	3,351	2
GBP	927	1,815	3/14/07	USD	1,822	1,822	7
GBP	1,145	2,243	3/14/07	USD	2,251	2,251	8
GBP	853	1,671	3/14/07	USD	1,677	1,677	6
JPY	414,051	3,511	3/14/07	USD	3,566	3,566	55
JPY	228,383	1,936	3/14/07	USD	1,969	1,969	33
JPY	161,924	1,373	3/14/07	USD	1,395	1,395	22
USD	1,748	1,748	3/14/07	AUD	2,226	1,754	6
USD	2,717	2,717	3/14/07	AUD	3,467	2,732	15
USD	82	82	3/14/07	AUD	104	82	@—
USD	1,044	1,044	3/14/07	AUD	1,329	1,047	3
USD	5,136	5,136	3/14/07	EUR	3,870	5,125	(11)
USD	72	72	3/14/07	EUR	55	72	@—
USD	704	704	3/14/07	EUR	530	702	(2)
USD	2,461	2,461	3/14/07	EUR	1,856	2,458	(3)
USD	14,139	14,139	3/14/07	GBP	7,191	14,083	(56)
USD	4,269	4,269	3/14/07	GBP	2,167	4,244	(25)
USD	1,316	1,316	3/14/07	GBP	669	1,311	(5)
USD	7,940	7,940	3/14/07	GBP	4,037	7,907	(33)
USD	1,085	1,085	3/14/07	GBP	550	1,078	(7)
USD	4,829	4,829	3/14/07	JPY	559,298	4,742	(87)
USD	159	159	3/14/07	JPY	18,385	156	(3)
USD	306	306	3/14/07	JPY	35,568	301	(5)
USD	735	735	3/14/07	JPY	85,357	724	(11)
USD	4,573	4,573	3/14/07	JPY	530,739	4,500	(73)
USD	1,164	1,164	3/14/07	JPY	136,030	1,153	(11)
		$80,204				$80,046	$(158)

AUD	—	Australian Dollar
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
USD	—	United States Dollar
@		Face Amount/Value is less than $500.

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
DJ Euro Stoxx 50 (Germany)	76	$4,170	Mar-07	$6
FTSE 100 Index (United Kingdom)	19	2,312	Mar-07	(27)
TOPIX Index (Japan)	20	2,828	Mar-07	133
				$112

The accompanying notes are an integral part of the financial statements.

7

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

International Magnum Portfolio

Statement of Assets and Liabilities

December 31, 2006
(000)
Assets:
Investments, at Value (Cost $156,099)	$191,826
Cash	1
Due from Broker	1,884
Foreign Currency (Cost $580)	580
Receivable for Portfolio Shares Sold	220
Unrealized Appreciation on Foreign Currency Exchange Contracts	174
Dividends Receivable	84
Foreign Withholding Tax Reclaim Receivable	63
Interest Receivable	5
Other Assets	2
Total Assets	194,839
Liabilities:
Unrealized Depreciation on Foreign Currency Exchange Contracts	332
Investment Advisory Fees Payable	318
Administration Fees Payable	40
Custodian Fees Payable	21
Payable for Portfolio Shares Redeemed	4
Directors’ Fees and Expenses Payable	1
Other Liabilities	63
Total Liabilities	779
NET ASSETS	$194,060
Net Assets Consist of:
Paid-in Capital	$132,997
Undistributed (Distributions in Excess of) Net Investment Income	3,281
Accumulated Net Realized Gain (Loss)	22,098
Unrealized Appreciation (Depreciation) on:
Investments	35,727
Foreign Currency Exchange Contracts and Translations	(155)
Futures Contracts	112
Net Assets	$194,060
Net Asset Value, Offering and Redemption Price Per Share Applicable to 13,605,850 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$14.26

The accompanying notes are an integral part of the financial statements.

8

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

International Magnum Portfolio

Statement of Operations

Year Ended
December 31, 2006
(000)
Investment Income:
Dividends (Net of $292 Foreign Taxes Withheld)	$3,214
Interest	554
Total Investment Income	3,768
Expenses:
Investment Advisory Fees (Note B)	1,283
Administration Fees (Note C)	401
Custodian Fees (Note D)	109
Shareholder Reporting Fees	54
Professional Fees	31
Directors’ Fees and Expenses	3
Other	37
Total Expenses	1,918
Investment Advisory Fees Voluntarily Waived (Note B)	(148)
Expense Offset (Note D)	@—
Net Expenses	1,770
Net Investment Income (Loss)	1,998
Realized Gain (Loss) on:
Investments Sold	21,363
Foreign Currency Transactions	1,358
Futures Contracts	1,587
Net Realized Gain (Loss)	24,308
Change in Unrealized Appreciation (Depreciation) on:
Investments	10,954
Foreign Currency Exchange Contracts and Translations	157
Futures Contracts	(198)
Net Change in Unrealized Appreciation (Depreciation)	10,913
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	35,221
Net Increase (Decrease) in Net Assets Resulting from Operations	$37,219

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

9

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

International Magnum Portfolio

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2006	December 31, 2005
	(000)	(000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income (Loss)	$1,998	$1,793
Net Realized Gain (Loss)	24,308	12,488
Net Change in Unrealized Appreciation (Depreciation)	10,913	1,378
Net Increase (Decrease) in Net Assets Resulting from Operations	37,219	15,659
Distributions from and/or in Excess of:
Net Investment Income	(146)	(1,791)
Net Realized Gain	(11,743)	—
Total Distributions	(11,889)	(1,791)
Capital Share Transactions:(1)
Subscriptions	47,504	37,671
Distributions Reinvested	11,889	1,791
Redemptions	(41,304)	(37,363)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	18,089	2,099
Total Increase (Decrease) in Net Assets	43,419	15,967
Net Assets:
Beginning of Period	150,641	134,674
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $3,281 and $60, respectively)	$194,060	$150,641

(1) Capital Share Transactions:
Shares Subscribed	3,567	3,348
Shares Issued on Distributions Reinvested	972	164
Shares Redeemed	(3,101)	(3,277)
Net Increase (Decrease) in Capital Shares Outstanding	1,438	235

The accompanying notes are an integral part of the financial statements.

10

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Financial Highlights

International Magnum Portfolio

	Year Ended December 31,
Selected Per Share Data and Ratios	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$12.38	$11.29	$9.90	$7.78	$9.46
Income (Loss) from Investment Operations
Net Investment Income (Loss)#	0.16	0.14	0.10	0.08	0.07
Net Realized and Unrealized Gain (Loss)	2.77	1.09	1.58	2.05	(1.66)
Total from Investment Operations	2.93	1.23	1.68	2.13	(1.59)
Distributions from and/or in Excess of:
Net Investment Income	(0.01)	(0.14)	(0.29)	(0.01)	(0.09)
Net Realized Gain	(1.04)	—	—	—	—
Total Distributions	(1.05)	(0.14)	(0.29)	(0.01)	(0.09)
Net Asset Value, End of Period	$14.26	$12.38	$11.29	$9.90	$7.78
Total Return ±	25.13%	11.07%	17.39%	27.42%	(16.81)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$194,060	$150,641	$134,674	$108,261	$69,674
Ratio of Expenses to Average Net Assets (1)†	1.09%	1.15%	1.15%	1.15%	1.15%
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft Expense	N/A	1.15%	N/A	N/A	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	1.25%	1.26%	0.96%	0.92%	0.77%
Portfolio Turnover Rate	80%	34%	51%	54%	54%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
Expenses to Average Net Assets	1.18%	1.18%	1.25%	1.38%	1.39%
Net Investment Income (Loss) to Average Net Assets	1.15%	1.23%	0.86%	0.69%	0.53%

#      Per share amount is based on average shares outstanding.

†      Effective June 1, 2006, the Adviser has agreed to voluntarily limit the ratio of expenses to average net assets to the maximum ratio of 1.05%. Prior to June 1, 2006, the maximum ratio was 1.15%.

±      Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

11

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Notes to Financial Statements

The Universal Institutional Funds, Inc., (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the International Magnum Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in Europe, Australasia and the Far East (EAFE) countries.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.              Security Valuation: Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.              Repurchase Agreements: The Portfolio may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.              Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

•                  investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

•                  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign

12

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Notes to Financial Statements (cont’d)

exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

At December 31, 2006, the net assets of the Portfolio were substantially comprised of foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

Prior governmental approval for foreign investments may be required under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations. As a result, an additional class of shares (identified as “Foreign” in the Portfolio of Investments) may be created and offered for investment. The “local” and “foreign” shares’ market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

4.              Foreign Currency Exchange Contracts: The Portfolio may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates and, in certain situations, to gain exposure to foreign currencies. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

5.              Futures: The Portfolio may purchase and sell futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specified security, index, instrument or basket of instruments. Futures contracts (secured by cash or government securities deposited with brokers or custodians as “initial margin”) are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as “variation margin”) are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains (losses) in the Statement of Operations. Due from (to) broker is comprised of initial margin and variation margin, as stated in the Statement of Assets and Liabilities.

The Portfolio may use futures contracts in order to manage exposure to the stock and bond markets, to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Futures contracts involve market risk in excess of the related amounts recognized in the Statement of Assets and Liabilities. Risks

13

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Notes to Financial Statements (cont’d)

arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

Risks also arise from potential losses from adverse market movements, and such losses could exceed the related amounts shown in the Statement of Assets and Liabilities.

6.              New Accounting Pronouncements: In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109” (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the Portfolio NAV calculations as late as the Portfolio’s last NAV calculation in the first required financial statement period. As a result, the Portfolio will incorporate FIN 48 in its semi annual report on June 30, 2007. The impact to the Portfolio’s financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Portfolio’s financial statement disclosures.

7.              Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate measures.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer’s share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

B.    Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stan-ley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

	From $500
First $500	million to	More than
million	$1 billion	$1 billion
0.80%	0.75%	0.70%

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.05%, effective June 1, 2006. Prior to June 1, 2006, the maximum ratio was 1.15%. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time. For the year ended December 31, 2006, this waiver amounted to $148,000.

Morgan Stanley Investment Management Limited (“MSIM Limited”), Morgan Stanley Asset & Investment Trust Management Co., Limited (“MSAITM”), and Morgan Stanley Investment Management Company (“MSIM Company”), each a wholly-owned subsidiary of Morgan Stanley, serve as Sub-Advisers for the Portfolio on a day-to-day basis. MSIM Limited and MSAITM each select, buy and sell securities for the Portfolio under the supervision of the Adviser. The Adviser pays each Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C.    Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a

14

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Notes to Financial Statements (cont’d)

monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund. In addition, the Fund incurs local administration fees in connection with doing business in certain emerging market countries.

D.    Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

E.     Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

F.     Federal Income Taxes: It is the Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2006 and 2005 was as follows:

2006 Distributions		2005 Distributions
Paid From:		Paid From:
Ordinary	Long-Term	Ordinary	Long-Term
Income	Capital Gain	Income	Capital Gain
(000)	(000)	(000)	(000)
$5,005	$6,884	$1,791	$—

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains and losses related to foreign currency transactions and gains on certain equity securities designated as issued by passive foreign investment companies, resulted in the following reclassifications among the components of net assets at December 31, 2006:

Increase (Decrease)
Accumulated
Undistributed
(Distributions in
Excess of) Net	Accumulated
Investment Income	Net Realized	Paid-in
(Loss)	Gain (Loss)	Capital
(000)	(000)	(000)
$1,369	$(1,369)	$—

At December 31, 2006, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed	Undistributed
Ordinary	Long-Term
Income	Capital Gain
(000)	(000)
$7,434	$18,240

At December 31, 2006, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

			Net
			Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
(000)	(000)	(000)	(000)

$156,550	$36,567	$(1,291)	$35,276

G.    Other: For the year ended December 31, 2006, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $131,339,000 and $119,868,000 respectively. There were no purchases and sales of long-term U.S. Government securities for the year ended December 31, 2006.

15

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Notes to Financial Statements (cont’d)

At December 31, 2006, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 78.9%.

I. Supplemental Proxy Information (unaudited): On August 1, 2006, a Special Meeting of Shareholders of the Fund was scheduled in order to vote on the proposals set forth below. The meetings were held on August 1, 2006. The results are as follows:

(1) Election of Directors:

	For	Withhold	Abstain	BNV**
Frank L. Bowman	260,067,853	10,108,296	—	—
Kathleen A. Dennis	259,931,765	10,244,384	—	—
Michael F. Klein	259,401,451	10,774,698	—	—
W. Allen Reed	259,540,071	10,636,078	—	—

(2) Modify certain fundamental investment restrictions for the Portfolio:

	For	Against	Abstain	BNV**
Modify Fundamental policy regarding diversification	10,251,933	438,573	563,909	—
Modify fundamental policy regarding borrowing money	10,248,739	449,602	556,074	—
Modify fundamental policy regarding loans	10,267,027	442,100	545,288	—
Modify fundamental policy regarding investment in commodities, commodity contracts and futures contracts	10,265,867	442,659	545,889	—
Modify fundamental policy regarding issuance of senior securities	10,260,636	434,788	558,992	—

**          Broker “non-votes” are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.

16

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of
The Universal Institutional Funds, Inc. -
International Magnum Portfolio

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of International Magnum Portfolio (one of the portfolios constituting The Universal Institutional Funds, Inc.) (the “Portfolio”) as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of International Magnum Portfolio of The Universal Institutional Funds, Inc. at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 16, 2007

17

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Federal Income Tax Information (unaudited)

For the year ended December 31, 2006, the Portfolio intends to pass through to shareholders foreign tax credits of approximately $194,000 and has derived gross income from sources within foreign countries in the amount of approximately $3,560,000.

The Portfolio hereby designates $6,885,000 as long-term capital gain dividends for the purpose of the dividend paid deduction on its federal income tax return.

18

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Director and Officer Information (unaudited)

Independent Directors:

				Number of
				Portfolios in
				Fund
				Complex
				Overseen
	Position(s)	Length of		by
Name, Age and Address of	Held with	Time		Independent	Other Directorships Held by Independent
Independent Director	Registrant	Served*	Principal Occupation(s) During Past 5 Years	Director**	Director
Frank L. Bowman (62) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) (since February 2005); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly variously, Admiral in the U.S. Navy, Director of Naval Nuclear Propulsion Program and Deputy Administrator— Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004). Honorary Knight Commander of the Most Excellent Order of the British Empire.	171	Director of the National Energy Foundation, the U.S. Energy Association, the American Council for Capital Formation and the Armed Services YMCA of the USA.

Michael Bozic (65) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since April 2004

Private Investor; Chairperson of the Valuation, Insurance and Compliance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly Chairperson of the Insurance Committee (July 2006-September 2006), Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987- 1991) of the Sears Merchandise Group of Sears Roebuck & Co.

				173	Director of various business organizations.

Kathleen A. Dennis (53) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	President, Cedarwood Associates (mutual fund consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	171	None.

Dr. Manuel H. Johnson (57) c/o Johnson Smick Group, Inc. 888 16th Street, NW Suite 740 Washington, D.C. 20006	Director	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co- Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	173	Director of NVR, Inc. (home construction); Director of KFX Energy; Director of RBS Greenwich Capital Holdings (financial holding company).

Joseph J. Kearns (64) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Director	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); formerly Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001- July 2003); formerly CFO of the J. Paul Getty Trust.	174	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation and the UCLA Foundation.

19

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Director and Officer Information (cont’d)

Independent Directors (cont’d):

				Number of
				Portfolios in
				Fund
				Complex
				Overseen
	Position(s)	Length of		by
Name, Age and Address of	Held with	Time		Independent	Other Directorships Held by Independent
Independent Director	Registrant	Served*	Principal Occupation(s) During Past 5 Years	Director**	Director

Michael F. Klein (48) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	Chief Operating Officer and Managing Director, Aetos Capital, LLC (since March 2000); Chairperson of the Fixed- Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly Managing Director, Morgan Stanley & Co., Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co., Inc. and Morgan Stanley Dean Witter Investment Management (August 1997- December 1999).	171	Director of certain investment funds managed or sponsored by Aetos Capital LLC.

Michael E. Nugent (70) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairman of the Board and Director	Chairman of the Boards since July 2006 and Trustee since July 1991	General Partner of Triumph Capital, L.P. (private investment partnership); Chairman of the Boards of the Retail Funds and Institutional Funds (since July 2006); Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly Chairperson of the Insurance Committee (until July 2006) and Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	173	None.

W. Allen Reed (59) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (July 1994-December 2005).	171	Director of GMAC (financial services) and Temple-Inland Industries (packaging, banking and forest products); Director of Legg Mason and Director of the Auburn University Foundation.

Fergus Reid (74) c/o Lumelite Plastics Corporation 85 Charles Coleman Blvd. Pawling, NY 12564	Director	Since June 1992	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	174	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by JP Morgan Investment Management Inc.

Interested Directors:

Number of
Portfolios in
Fund
Complex
	Position(s)	Length of		Overseen by
Name, Age and Address of	Held with	Time		Interested	Other Directorships Held by Interested
Interested Director	Registrant	Served*	Principal Occupation(s) During Past 5 Years	Director**	Director
James F. Higgins (58) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Director	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	173	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*               This is the earliest date the Director began serving the Retail Funds or Institutional Funds. Each Director serves an indefinite term, until his or her successor is elected.

**        The Fund Complex includes all funds advised by Morgan Stanley Investment Management Inc. and funds that have an investment advisor that is an affiliated entity of Morgan Stanley Investment Management Inc. (including, but not limited to, Morgan Stanley Investments LP and Morgan Stanley Investment Advisors Inc.).

20

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Director and Officer Information (cont’d)

Executive Officers:

	Position(s) Held	Length of Time
Name, Age and Address of Executive Officer	with Registrant	Served*	Principal Occupation(s) During Past 5 Years
Ronald E. Robison (67) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	President and Principal Executive Officer	President since September 2005 and Principal Executive Officer since May 2003

President (since September 2005) and Principal Executive Officer (since May 2003) of funds in the Fund Complex; President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; Managing Director, Director and/or Officer of the Adviser and various entities affiliated with the Adviser; Director of Morgan Stanley SICAV (since May 2004). Formerly, Executive Vice President (July 2003 to September 2005) of funds in the Fund Complex and the Van Kampen Funds; President and Director of the Institutional Funds (March 2001 to July 2003); Chief Administrative Officer of Morgan Stanley Investment Advisors Inc.; Chief Administrative Officer of Morgan Stanley Services Company Inc.

J. David Germany (52) Morgan Stanley Investment Management Limited 20 Bank Street Canary Wharf London, United Kingdom E144AD	Vice President	Since February 2006

Managing Director and (since December 2005) Chief Investment Officer—Global Fixed Income of Morgan Stanley Investment Management; Managing Director and Director of Morgan Stanley Investment Management Limited; Vice President of the Retail and Institutional Funds (since February 2006).

Dennis F. Shea (53) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 2006

Managing Director and (since February 2006) Chief Investment Officer—Global Equity of Morgan Stanley Investment Management; Vice President of the Retail and Institutional Funds (since February 2006). Formerly, Managing Director and Director of Global Equity Research at Morgan Stanley.

Barry Fink (51) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 1997

Managing Director and General Counsel of Morgan Stanley Investment Management; Managing Director of the Adviser and various entities affiliated with the Adviser; Vice President of the Retail Funds and (since July 2003) the Institutional Funds. Formerly, Secretary, General Counsel and/or Director of the Adviser and various entities affiliated with the Adviser; Secretary and General Counsel of the Retail Funds.

Amy R. Doberman (44) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Since July 2004

Managing Director and General Counsel, U.S. Investment Management of Morgan Stanley Investment Management (since July 2004); Vice President of the Retail Funds and the Institutional Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); Secretary (since February 2006) and Managing Director (since July 2004) of the Adviser and various entities affiliated with the Adviser. Formerly, Managing Director and General Counsel — Americas, UBS Global Asset Management (July 2000-July 2004).

Carsten Otto (43) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Chief Compliance Officer	Since October 2004

Managing Director and U.S. Director of Compliance for Morgan Stanley Investment Management (since October 2004); Managing Director and Chief Compliance Officer of Morgan Stanley Investment Management. Formerly, Assistant Secretary and Assistant General Counsel of the Retail Funds.

Stefanie V. Chang Yu (40) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Since December 1997

Executive Director of the Adviser and various entities affiliated with the Adviser; Vice President of the Retail Funds (since July 2002) and the Institutional Funds (since December 1997). Formerly, Secretary of various entities affiliated with the Adviser.

Mary E. Mullin (39) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Secretary	Since June 1999	Executive Director of the Adviser and various entities affiliated with the Adviser; Secretary of the Retail Funds (since July 2003) and the Institutional Funds (since June 1999).

James Garrett (38) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Treasurer and Chief Financial Officer	Treasurer since February 2002 and Chief Financial Officer since July 2003

Head of Global Fund Administration; Executive Director of the Adviser and various entities affiliated with the Adviser; Treasurer and Chief Financial Officer of the Institutional Funds. Formerly with PriceWaterhouse LLP (now PricewaterhouseCoopers LLP).

Michael J. Leary (41) JPMorgan Investor Services Co. 73 Tremont Street Boston, MA 02108	Assistant Treasurer	Since March 2003	Director and Vice President of Fund Administration, JPMorgan Investor Services Co. (formerly Chase Global Funds Services Company). Formerly, Audit Manager at Ernst & Young, LLP.

*                 This is the earliest date the Director began serving the Retail Funds or Institutional Funds. Each Director serves an indefinite term, until his or her successor is elected.

21

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Investment Adviser and Administrator	Legal Counsel
Morgan Stanley Investment Management Inc.	Clifford Chance US LLP
1221 Avenue of the Americas	31 West 52nd Street
New York, New York 10020	New York, New York 10019

Distributor	Independent Registered Public Accounting Firm
Morgan Stanley Distribution, Inc.	Ernst & Young LLP
One Tower Bridge	200 Clarendon Street
100 Front Street, Suite 1100	Boston, Massachusetts 02116-5072
West Conshohocken, Pennsylvania 19428-2899

Custodian
JPMorgan Chase Bank, N.A.
270 Park Avenue
New York, New York 10017

The Investment Adviser, Morgan Stanley Investment Management Inc., does business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 1-800-281-2715 or by visiting our website at www.morganstanley.com/im. It is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by calling 1-800-281-2715. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

IS07-00151I-Y12/06

22

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

U.S. Real Estate Portfolio

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Investment Overview (unaudited)

U.S. Real Estate Portfolio

The U.S. Real Estate Portfolio (the “Portfolio”) seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts (“REITs”). The Portfolio’s concentration in the real estate sector makes it subject to greater risk and volatility than other portfolios that are more diversified and the value of its shares may be substantially affected by economic events in the real estate industry.

Performance

For the year ended December 31, 2006, the Portfolio’s Class I Shares had a total return of 38.04%, net of fees, compared to 35.06% for the FTSE NAREIT Equity REIT Index (formerly, NAREIT Equity Index) (the “Index”). The Portfolio’s Class II Shares had a total return of 37.67%, net of fees.

Factors Affecting Performance

•                  The period under review was highly positive both for the direct real estate market as well as the public real estate securities market. The very strong performance of the public securities market over the period may be attributed to the following factors: evidence of continued improvements in underlying real estate values in the direct real estate market; the stronger outlook for the recovery of property fundamentals, which has been supported by favorable earnings results by the public companies; continued take-private activity and speculation; and strong investment flows from both institutional and individual investors.

•                  Among the major U.S. real estate sectors, apartment and office stocks outperformed while retail stocks lagged. The favorable performance of apartment stocks was due to strong reported earnings and their favorable forward outlook. The sector also benefited from upgraded views on underlying asset values due to transactional evidence, including takeover activity in the sector.

•                  The office sector posted strong returns due to continued evidence of strength in private market values, as observed in individual transactions as well as significant continued takeover activity.

•                  Fundamentals continued to remain strong in the retail sector, however, retail REITs appeared to be hurt by investor concerns over the potential negative impact of higher interest rates, higher energy costs, and a weaker housing market.

•                  The performance of mall REITs, in particular, was negatively impacted by company-specific issues at two of the larger mall owners. Among the smaller sectors, the storage sector outperformed, while the hotel sector underperformed.

•                  Both stock selection and sector allocation contributed to the Portfolio’s outperformance this year. Stock selection was favorable in every sector, with the exception of apartments. The most significant contributions were generated in the mall, office and hotel sectors. From a sector allocation perspective, the largest contributors were from the overweight to the office and apartment sectors, while the overweight to hotels detracted from performance.

Management Strategies

•                  We seek stocks that provide the best valuations relative to their underlying real estate values. Our company specific research leads us to specific preferences for sub-segments within each property sector.

•                  Current top-down preferences include an overweighting of companies that are focused in the ownership of upscale urban hotels, coastal apartments, high quality retail assets and Class A office properties in central business district and select suburban locations, and underweighting to companies concentrated in the ownership of strip shopping centers and industrial properties.

•                  Due to the abundant interest in direct real estate investment, we do not expect near-term declines in private real estate valuations. We believe that over the medium- and long-term, the best indicator for REIT valuations will be private real estate values. Privatization transactions in the fourth quarter illustrated that REITs are trading at comparable values to private real estate and that the demand for real estate remains strong.

•                  We believe strongly in the merits of including REITs in a diversified long-term portfolio. REITs have historically provided compelling diversification opportunities, in that their performance has not been highly correlated to stocks or bonds.

January 2007

1

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Investment Overview (cont’d)

U.S. Real Estate Portfolio

Performance Compared to the FTSE NAREIT Equity REIT Index(1)

	Total Returns(2)
		Average Annual
	One	Five	Since
	Year	Years	Inception(5)

Portfolio – Class I(3)	38.04%	24.63%	16.33%
FTSE NAREIT Equity REIT Index	35.06	23.20	14.64

Portfolio – Class II(4)	37.67	—	31.15
FTSE NAREIT Equity REIT Index	35.06	—	28.26

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit www.morganstanley.com/im. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would be lower.

(1)        The FTSE NAREIT Equity REIT Index (formerly, NAREIT Equity Index) is an unmanaged market weighted index of tax qualified REITs listed on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System (including dividends). The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)        Total returns for the Portfolio reflect fees waived and expenses reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.

(3)        Commenced operations on March 3, 1997.

(4)        Commenced operations on November 5, 2002.

(5)        For comparative purposes, average annual since inception returns listed for the Index refers to the inception date or initial offering of the respective share class of the Portfolio, not the inception of the Index.

*	Commenced operations on March 3, 1997.
**	Commenced operations on November 5, 2002.

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested.

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class II shares) and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note E in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of the expenses to average net assets shown in the Financial Highlights.

2

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Investment Overview (cont’d)

U.S. Real Estate Portfolio

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending Account	During Period*
	Account	Value	July 1, 2006 —
	Value	December 31,	December 31,
	July 1, 2006	2006	2006
Class I
Actual	$1,000.00	$1,202.70	$5.61
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.11	5.14

Class II
Actual	1,000.00	1,201.10	6.99
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.85	6.41

*                 Expenses are equal to Class I and Class II shares’ annualized net expense ratios of 1.01% and 1.26%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*                 Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

3

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Portfolio of Investments

U.S. Real Estate Portfolio

		Value
	Shares	(000)
Common Stocks (98.3%)
Diversified (4.0%)
CentraCore Properties Trust REIT	390,566	$12,627
Forest City Enterprises, Inc., Class A	410,681	23,984
Spirit Finance Corp. REIT	189,980	2,369
Vornado Realty Trust REIT	530,625	64,471
		103,451
Health Care (4.7%)
Cogdell Spencer, Inc. REIT	239,660	5,153
Health Care, Inc. REIT	46,876	2,017
Health Care Property Investors, Inc. REIT	687,505	25,314
Senior Housing Properties Trust REIT	1,744,115	42,696
Sunrise Senior Living REIT	2,377,060	21,729
Tenet Healthcare Corp.	(a)2,498,090	17,411
Universal Health Reality Income Trust REIT	168,030	6,550
		120,870
Industrial (3.4%)
AMB Property Corp. REIT	736,320	43,156
Keystone Industrial Fund L.P.	(a)(b)(c)1,965,082	1,965
ProLogis REIT	700,875	42,592
		87,713
Lodging/Resorts (16.8%)
Gaylord Entertainment Co.	(a)218,302	11,118
Hersha Hospitality Trust REIT	818,743	9,285
Hilton Hotels Corp.	2,487,915	86,828
Host Hotels & Resorts, Inc. REIT	5,033,961	123,584
Legacy Hotels REIT	2,248,012	18,275
Morgans Hotel Group Co.	(a)1,101,300	18,645
Starwood Hotels & Resorts Worldwide, Inc.	1,822,914	113,932
Strategic Hotel Capital, Inc.	2,353,495	51,283
		432,950
Office (20.2%)
Beacon Capital Partners, Inc. REIT	(a)(b)(c)(d)271,300	818
Boston Properties, Inc. REIT	1,183,053	132,360
Brandywine Realty Trust REIT	1,658,784	55,155
BRCP REIT I, LLC	(a)(b)(c)4,069,166	3,009
BRCP REIT II, LLC	(a)(b)(c)1,296,452	1,296
Brookfield Properties Corp.	3,049,275	119,928
Cabot Industrial Value Fund L.P.	(c)4,400	2,200
Equity Office Properties Trust REIT	2,238,029	107,806
Kilroy Realty Corp. REIT	75,120	5,859
Mack-Cali Realty Corp. REIT	999,290	50,964
Parkway Properties, Inc. REIT	90,885	4,636
Reckson Associates Realty Corp. REIT	147,935	6,746
Republic Property Trust REIT	464,180	5,357
SL Green Realty Corp. REIT	159,446	21,171
		517,305

Office/Industrial - Mixed (2.4%)
Highwoods Properties, Inc. REIT	443,606	$18,081
Liberty Property Trust REIT	887,990	43,636
		61,717
Paper (1.1%)
Plum Creek Timber Co., Inc. REIT	693,000	27,616
Residential Apartments (19.1%)
American Campus Communities, Inc. REIT	295,870	8,423
Apartment Investment & Management Co. REIT	3,895	218
Archstone-Smith Trust REIT	1,356,289	78,950
Atlantic Gulf Communities Corp.	(a)(b)(d)261,572	@—
AvalonBay Communities, Inc. REIT	811,384	105,520
BRE Properties, Inc. REIT	538,900	35,039
Brookfield Homes Corp.	580,175	21,786
Equity Residential REIT	2,724,811	138,284
Essex Property Trust, Inc. REIT	359,504	46,466
Post Properties, Inc. REIT	1,191,903	54,470
		489,156
Residential Manufactured Homes (1.2%)
Equity Lifestyle Properties, Inc. REIT	582,883	31,726
Retail Regional Malls (15.0%)
General Growth Properties, Inc. REIT	1,373,962	71,762
Macerich Co. (The) REIT	889,211	76,979
Simon Property Group, Inc. REIT	2,183,687	221,185
Taubman Centers, Inc. REIT	259,572	13,202
		383,128
Retail Strip Centers (6.0%)
Acadia Realty Trust REIT	314,960	7,880
BPP Liquidating Trust REIT	(a)(c)(d)227,282	12
Cedar Shopping Centers, Inc. REIT	307,330	4,890
Federal Realty Investment Trust REIT	713,943	60,685
Ramco-Gershenson Properties REIT	51,200	1,953
Regency Centers Corp. REIT	1,000,125	78,180
		153,600
Self Storage (4.4%)
Public Storage, Inc. REIT	1,149,454	112,072
Total Common Stocks (Cost $1,622,778)		2,521,304
Preferred Stocks (0.0%)
Residential Apartments (0.0%)
Atlantic Gulf Communities Corp.,	(a)(b)(d)79,420	@—
Atlantic Gulf Communities Corp., Series B	(a)(b)(c)(d)2,003	@—
Atlantic Gulf Communities Corp., Series B (Convertible)	(a)(c)(d)57,048	@—
Total Preferred Stocks (Cost $1,487)		@—

The accompanying notes are an integral part of the financial statements.

4

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Portfolio of Investments (cont’d)

U.S. Real Estate Portfolio

	Face
	Amount	Value
	(000)	(000)
Short-Term Investment (1.4%)
Repurchase Agreement (1.4%)
J.P. Morgan Securities, Inc., 5.20%, dated 12/29/06, due 1/2/07, repurchase price $35,596 (Cost $35,576)	$ (e)35,576	$35,576
Total Investments (99.7%) (Cost $1,659,841)		2,556,880
Assets in Excess of Other Liabilities (0.3%)		7,006
Net Assets (100%)		$2,563,886

(a)	Non-income producing security
(b)

Restricted security not registered under the Securities Act of 1933. Atlantic Gulf Communities Corp. was acquired 5/97-6/97 and has a current cost basis of $1,404,000. Atlantic Gulf Communities Corp., Preferred was acquired 2/00 and has a current cost basis of $794,000. Atlantic Gulf Communities Corp., Series B Preferred was acquired 6/97 and has a current cost basis of $20,000. Beacon Capital Partners, Inc. REIT was acquired 3/98 at a cost of $818,000. BRCP REIT I, LLC was acquired 5/30-1/06 and has a current cost basis of $2,788,000. BRCP REIT II, LLC was acquired 10/06 and has a current cost basis of $1,296,000. Keystone Industrial Fund L.P. was acquired 10/05-4/06 and has a current cost basis of $1,965,000. At December 31, 2006, these securities had an aggregate market value of $7,088,000, representing 0.3% of net assets.

(c)	Security has been deemed illiquid at December 31, 2006.
(d)	Security was valued at fair value — At December 31, 2006, the Portfolio held $830,000 of fair valued securities, representing less than 0.05% of net assets.
(e)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,856,998,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 1/16/07 to 10/23/35; Federal Home Loan Bank, 0.00% to 7.38%, due 1/3/07 to 6/5/28; Federal Home Loan Mortgage Corp., 0.00% to 6.75%, due 1/2/07 to 7/15/32; Federal National Mortgage Association, 0.00% to 8.20%, due 1/12/07 to 11/15/30; Tennessee Valley Authority, 5.38% to 6.75%, due 11/13/08 to 4/1/36, which had a total value of $1,894,142,869. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

@	Face Amount/Value is less than $500.
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

5

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

U.S. Real Estate Portfolio

Statement of Assets and Liabilities

December 31, 2006
(000)
Assets:
Investments, at Value (Cost $1,659,841)	$2,556,880
Cash	781
Dividends Receivable	14,521
Receivable for Investments Sold	4,121
Receivable for Portfolio Shares Sold	2,360
Interest Receivable	16
Other Assets	29
Total Assets	2,578,708
Liabilities:
Payable for Portfolio Shares Redeemed	5,346
Investment Advisory Fees Payable	4,514
Payable for Investments Purchased	3,901
Administration Fees Payable	543
Distribution Fees — Class II Shares	243
Custodian Fees Payable	25
Directors Fees and Expenses Payable	5
Other Liabilities	245
Total Liabilities	14,822
NET ASSETS	$2,563,886
Net Assets Consist of:
Paid-in Capital	$1,435,823
Undistributed (Distributions in Excess of) Net Investment Income	26,682
Accumulated Net Realized Gain (Loss)	204,342
Unrealized Appreciation (Depreciation) on:
Investments	897,039
Foreign Currency Exchange Contracts and Translations	@—
Net Assets	$2,563,886
CLASS I:
Net Assets	$1,408,168
Net Asset Value, Offering and Redemption Price Per Share Applicable to 47,951,090 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$29.37
CLASS II:
Net Assets	$1,155,718
Net Asset Value, Offering and Redemption Price Per Share Applicable to 39,707,093 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$29.11

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

6

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

U.S. Real Estate Portfolio

Statement of Operations

Year Ended
December 31, 2006
(000)
Investment Income:
Dividends (Net of $534 Foreign Taxes Withheld)	$47,753
Interest	3,247
Total Investment Income	51,000
Expenses:
Investment Advisory Fees (Note B)	15,330
Administration Fees (Note C)	5,208
Distribution Fees — Class II Shares (Note D)	2,995
Shareholder Reporting Fees	217
Professional Fees	110
Custodian Fees (Note E)	101
Directors’ Fees and Expenses	35
Other	109
Total Expenses	24,105
Distribution Fees — Class II Shares Waived (Note D)	(857)
Expense Offset (Note E)	(9)
Net Expenses	23,239
Net Investment Income (Loss)	27,761
Realized Gain (Loss) on:
Investments Sold	209,279
Foreign Currency Transactions	(17)
Net Realized Gain (Loss)	209,262
Change in Unrealized Appreciation (Depreciation) on:
Investments	430,895
Foreign Currency Exchange Contracts and Translations	@—
Net Change in Unrealized Appreciation (Depreciation)	430,895
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	640,157
Net Increase (Decrease) in Net Assets Resulting from Operations	$667,918

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

7

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

U.S. Real Estate Portfolio

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2006	December 31, 2005
	(000)	(000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income (Loss)	$27,761	$24,724
Net Realized Gain (Loss)	209,262	132,402
Net Change in Unrealized Appreciation (Depreciation)	430,895	79,357
Net Increase (Decrease) in Net Assets Resulting from Operations	667,918	236,483
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(13,462)	(12,292)
Net Realized Gain	(80,823)	(27,151)
Class II:
Net Investment Income	(8,180)	(5,294)
Net Realized Gain	(56,111)	(12,479)
Total Distributions	(158,576)	(57,216)
Capital Share Transactions:(1)
Class I:
Subscriptions	237,440	177,713
Distributions Reinvested	94,285	39,443
Redemptions	(294,588)	(248,042)
Class II:
Subscriptions	428,902	336,639
Distributions Reinvested	64,291	17,773
Redemptions	(164,498)	(132,734)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	365,832	190,792
Total Increase (Decrease) in Net Assets	875,174	370,059
Net Assets:
Beginning of Period	1,688,712	1,318,653
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $26,682 and $24,711, respectively)	$2,563,886	$1,688,712

(1)	Capital Share Transactions:
	Class I:
	Shares Subscribed	8,977	8,397
	Shares Issued on Distributions Reinvested	3,816	1,813
	Shares Redeemed	(11,296)	(11,850)
	Net Increase (Decrease) in Class I Shares Outstanding	1,497	(1,640)
	Class II:
	Shares Subscribed	16,503	16,060
	Shares Issued on Distributions Reinvested	2,622	822
	Shares Redeemed	(6,308)	(6,355)
	Net Increase (Decrease) in Class II Shares Outstanding	12,817	10,527

The accompanying notes are an integral part of the financial statements.

8

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Financial Highlights

U.S. Real Estate Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$23.09	$20.49	$15.58	$11.33	$12.08
Income (Loss) from Investment Operations
Net Investment Income (Loss)#	0.36	0.36	0.35	0.39	0.42
Net Realized and Unrealized Gain (Loss)	8.02	3.08	5.17	3.86	(0.51)
Total from Investment Operations	8.38	3.44	5.52	4.25	(0.09)
Distributions from and/or in Excess of:
Net Investment Income	(0.30)	(0.26)	(0.28)	—	(0.38)
Net Realized Gain	(1.80)	(0.58)	(0.33)	—	(0.28)
Total Distributions	(2.10)	(0.84)	(0.61)	—	(0.66)
Net Asset Value, End of Period	$29.37	$23.09	$20.49	$15.58	$11.33
Total Return ±	38.04%	17.05%	36.39%	37.51%	(0.79)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,408,168	$1,072,408	$985,211	$681,576	$484,644
Ratio of Expenses to Average Net Assets(1)	1.01%	1.03%	1.06%	1.10%	1.10%
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	1.40%	1.72%	2.04%	2.97%	3.41%
Portfolio Turnover Rate	25%	26%	11%	30%	30%

(1)	Supplemental Information on the Ratios to Average Net Assets:
	Ratios Before Expenses Waived and/or Reimbursed by Adviser:
	Expenses to Average Net Assets	N/A	N/A	N/A	1.11%	1.12%
	Net Investment Income (Loss) to Average
	Net Assets	N/A	N/A	N/A	2.96%	3.39%

#	Per share amount is based on average shares outstanding.
±

Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

9

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Financial Highlights

U.S. Real Estate Portfolio

	Class II
					Period from
					November 5,
					2002* to
	Year Ended December 31,				December 31,
Selected Per Share Data and Ratios	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$22.92	$20.38	$15.54	$11.33	$11.59
Income (Loss) from Investment Operations
Net Investment Income (Loss)#	0.32	0.33	0.30	0.47	0.06
Net Realized and Unrealized Gain (Loss)	7.93	3.04	5.15	3.74	0.26
Total from Investment Operations	8.25	3.37	5.45	4.21	0.32
Distributions from and/or in Excess of:
Net Investment Income	(0.26)	(0.25)	(0.28)	—	(0.37)
Net Realized Gain	(1.80)	(0.58)	(0.33)	—	(0.21)
Total Distributions	(2.06)	(0.83)	(0.61)	—	(0.58)
Net Asset Value, End of Period	$29.11	$22.92	$20.38	$15.54	$11.33
Total Return ±	37.67%	16.75%	36.07%	37.16%	2.82	%††
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,155,718	$616,304	$333,442	$39,338	$167
Ratio of Expenses to Average Net Assets(1)	1.26%	1.28%	1.31%	1.35%	1.35	%**
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	1.24%	1.58%	1.72%	2.72%	3.16	%**
Portfolio Turnover Rate	25%	26%	11%	30%	30	%††

(1)	Supplemental Information on the Ratios to Average Net Assets:
	Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
	Expenses to Average Net Assets	1.36%	1.38%	1.41%	1.46%	1.47	%**
	Net Investment Income (Loss) to Average Net Assets	1.14%	1.48%	1.62%	2.61%	3.04	%**

*	Commencement of operations
#	Per share amount is based on average shares outstanding.
††	Not annualized
**	Annualized
±

Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

10

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Notes to Financial Statements

The Universal Institutional Funds, Inc., (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the U.S. Real Estate Portfolio. The Portfolio seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts (“REITs”). The Portfolio’s concentration in the real estate sector makes it subject to greater risk and volatility than other portfolios that are more diversified and the value of its shares may be substantially affected by economic events in the real estate industry. The Portfolio offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.              Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

2.              Repurchase Agreements: The Portfolio may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.              Unfunded Commitments: Subject to the terms of a Subscription Agreement between the Portfolio and BRCP REIT I, LLC, the Portfolio has made a subscription commitment of $4,800,000 for which it will receive 4,800,000 Class A Units. As of December 31, 2006, BRCP REIT I, LLC has drawn down $4,069,000, which represents 84.8% of the commitment. In addition, the Portfolio received return of capital distributions totaling $1,060,000.

Subject to the terms of a Subscription Agreement between the Portfolio and BRCP REIT II, LLC, the Portfolio has made a subscription commitment of $1,296,000 for which it will receive 1,296,000 shares of common stock. As of December 31, 2006, BRCP REIT II, LLC has not drawn down on the commitment.

Subject to the terms of a Subscription Agreement between the Portfolio and Keystone Industrial Fund L.P., the Portfolio has made a subscription commitment of $9,000,000 for which it will receive 9,000,000 shares of common stock. As of December 31, 2006, Keystone Industrial Fund L.P.

11

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Notes to Financial Statements (cont’d)

has drawn down $1,965,000, which represents 21.8% of the commitment.

Subject to the terms of a Subscription Agreement between the Portfolio and Cabot Industrial Value Fund L.P., the Portfolio has made a subscription commitment of $9,000,000 for which it will receive 18,000 shares of common stock. As of December 31, 2006, Cabot Industrial Value Fund L.P. has drawn down $2,200,000, which represents 24.4% of the commitment.

4.              Restricted Securities: The Portfolio may invest in unregistered or otherwise restricted securities. The term restricted securities refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Portfolio may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Portfolio, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Portfolio could sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquiror of the securities. The Portfolio would, in either case, bear market risks during that period.

5.              New Accounting Pronouncements: In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109” (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the Portfolio NAV calculations as late as the Portfolio’s last NAV calculation in the first required financial statement period. As a result, the Portfolio will incorporate FIN 48 in its semi annual report on June 30, 2007. The impact to the Portfolio’s financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Portfolio’s financial statement disclosures.

6.              Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets or other appropriate measures.

The Portfolio owns shares of REITs which report information on the source of their distributions annually, in the following calendar year. A portion of distributions received from REITs during the year under review is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stan-ley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

	From $500
First $500	million to	More than
million	$1 billion	$1 billion
0.80%	0.75%	0.70%

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.10% for Class I shares and 1.35% for Class II shares. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a

12

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Notes to Financial Statements (cont’d)

monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund.

D. Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.10% of the 0.35% distribution fee that it may receive. For the year ended December 31, 2006, this waiver amounted to $857,000.

E. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

F. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G. Federal Income Taxes: It is the Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2006 and 2005 was as follows:

2006 Distributions Paid		2005 Distributions
From:		Paid From:
Ordinary	Long-Term	Ordinary	Long-Term
Income	Capital Gain	Income	Capital Gain
(000)	(000)	(000)	(000)
$27,904	$130,672	$21,359	$35,857

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains and losses related to return of capital and long-term-capital gains adjustments relating to REIT holdings and foreign currency transactions, resulted in the following reclassifcations among the components of net assets at December 31, 2006:

Increase (Decrease)
Accumulated
Undistributed
(Distributions in
Excess of) Net	Accumulated
Investment Income	Net Realized	Paid-in
(Loss)	Gain (Loss)	Capital
(000)	(000)	(000)
$(4,148)	$5,970	$(1,822)

At December 31, 2006, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed	Undistributed
Ordinary	Long-Term
Income	Capital Gain
(000)	(000)
$55,622	$182,519

At December 31, 2006, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

			Net
			Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
(000)	(000)	(000)	(000)
$1,666,846	$898,560	$(8,526)	$890,034

13

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Notes to Financial Statements (cont’d)

Net capital, passive foreign investment company (“PFIC”) and currency losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Portfolio’s next taxable year. For the year ended December 31, 2006, the Portfolio deferred to January 3, 2007, for U.S. Federal income tax purposes, post-October currency and PFIC losses of $11,000 and $91,000, respectively.

H. Other: For the year ended December 31, 2006, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $777,530,000 and $508,312,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the year ended December 31, 2006.

At December 31, 2006, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 43.6% and 83.6%, for Class I and Class II shares, respectively.

I. Supplemental Proxy Information (unaudited): On August 1, 2006, a Special Meeting of Shareholders of the Fund was scheduled in order to vote on the proposals set forth below. The meetings were held on August 1, 2006. The results are as follows:

(1) Election of Directors:

	For	Withhold	Abstain	BNV**
Frank L. Bowman	260,067,853	10,108,296	—	—
Kathleen A. Dennis	259,931,765	10,244,384	—	—
Michael F. Klein	259,401,451	10,774,698	—	—
W. Allen Reed	259,540,071	10,636,078	—	—

(2) Modify certain fundamental investment restrictions for the Portfolio:

	For	Against	Abstain	BNV**
Modify fundamental policy regarding borrowing money	65,522,704	3,844,542	4,141,171	—
Modify fundamental policy regarding loans	65,434,583	3,878,779	4,195,055	—
Modify fundamental policy regarding investment in commodities, commodity contracts and futures contracts	65,499,684	3,819,096	4,189,636	—
Modify fundamental policy regarding issuance of senior securities	65,717,481	3,675,384	4,115,551	—

**

Broker “non-votes” are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.

J. Subsequent Event: On January 12, 2007, the Portfolio suspended the offering of its shares to investors through insurance and variable annuity contracts or qualified pension or retirement plans that have not previously offered the Portfolio as an investment option. The Portfolio will continue to offer its shares to investors through insurance and variable annuity contracts or qualified pension or retirement plans that have previously offered the Portfolio. The Portfolio may recommence offering its shares to investors through new insurance and variable annuity contracts or qualified pension or retirement plans at such time as the Adviser determines that it would be consistent with prudent portfolio management to do so.

14

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of
The Universal Institutional Funds, Inc. -
U.S. Real Estate Portfolio

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of U.S. Real Estate Portfolio (one of the portfolios constituting The Universal Institutional Funds, Inc.) (the “Portfolio”) as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of U.S. Real Estate Portfolio of The Universal Institutional Funds, Inc. at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
February 16, 2007

15

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Federal Income Tax Information (unaudited)

The Portfolio hereby designates $130,672,000 as long-term capital gain dividends for the purpose of the dividend paid deduction on its federal income tax return.

For the year ended December 31, 2006, the percentage of dividends that qualify for the 70% dividend received deduction for corporate shareholders of the Portfolio was 4.2%.

16

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Director and Officer Information (unaudited)

Independent Directors:

				Number of
				Portfolios in
				Fund
				Complex
				Overseen
	Position(s)	Length of		by
Name, Age and Address of	Held with	Time		Independent	Other Directorships Held by Independent
Independent Director	Registrant	Served*	Principal Occupation(s) During Past 5 Years	Director**	Director

Frank L. Bowman (62) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) (since February 2005); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly variously, Admiral in the U.S. Navy, Director of Naval Nuclear Propulsion Program and Deputy Administrator— Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004). Honorary Knight Commander of the Most Excellent Order of the British Empire.	171	Director of the National Energy Foundation, the U.S. Energy Association, the American Council for Capital Formation and the Armed Services YMCA of the USA.

Michael Bozic (65) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since April 2004

Private Investor; Chairperson of the Valuation, Insurance and Compliance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly Chairperson of the Insurance Committee (July 2006-September 2006), Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987- 1991) of the Sears Merchandise Group of Sears Roebuck & Co.

				173	Director of various business organizations.

Kathleen A. Dennis (53) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	President, Cedarwood Associates (mutual fund consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	171	None.

Dr. Manuel H. Johnson (57) c/o Johnson Smick Group, Inc. 888 16th Street, NW Suite 740 Washington, D.C. 20006	Director	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co- Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	173	Director of NVR, Inc. (home construction); Director of KFX Energy; Director of RBS Greenwich Capital Holdings (financial holding company).

Joseph J. Kearns (64) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Director	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); formerly Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001- July 2003); formerly CFO of the J. Paul Getty Trust.	174	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation and the UCLA Foundation.

17

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Director and Officer Information (cont’d)

Independent Directors (cont’d):

				Number of
				Portfolios in
				Fund
				Complex
				Overseen
	Position(s)	Length of		by
Name, Age and Address of	Held with	Time		Independent	Other Directorships Held by Independent
Independent Director	Registrant	Served*	Principal Occupation(s) During Past 5 Years	Director**	Director

Michael F. Klein (48) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	Chief Operating Officer and Managing Director, Aetos Capital, LLC (since March 2000); Chairperson of the Fixed-Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly Managing Director, Morgan Stanley & Co., Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co., Inc. and Morgan Stanley Dean Witter Investment Management (August 1997- December 1999).	171	Director of certain investment funds managed or sponsored by Aetos Capital LLC.

Michael E. Nugent (70) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairman of the Board and Director	Chairman of the Boards since July 2006 and Trustee since July 1991	General Partner of Triumph Capital, L.P. (private investment partnership); Chairman of the Boards of the Retail Funds and Institutional Funds (since July 2006); Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly Chairperson of the Insurance Committee (until July 2006) and Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	173	None.

W. Allen Reed (59) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (July 1994-December 2005).	171	Director of GMAC (financial services) and Temple-Inland Industries (packaging, banking and forest products); Director of Legg Mason and Director of the Auburn University Foundation.

Fergus Reid (74) c/o Lumelite Plastics Corporation 85 Charles Coleman Blvd. Pawling, NY 12564	Director	Since June 1992	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	174	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by JP Morgan Investment Management Inc.

Interested Directors:

Number of
Portfolios in
Fund
Complex
	Position(s)	Length of		Overseen by
Name, Age and Address of	Held with	Time		Interested	Other Directorships Held by Interested
Interested Director	Registrant	Served*	Principal Occupation(s) During Past 5 Years	Director**	Director

James F. Higgins (58) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Director	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	173	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*	This is the earliest date the Director began serving the Retail Funds or Institutional Funds. Each Director serves an indefinite term, until his or her successor is elected.
**

The Fund Complex includes all funds advised by Morgan Stanley Investment Management Inc. and funds that have an investment advisor that is an affiliated entity of Morgan Stanley Investment Management Inc. (including, but not limited to, Morgan Stanley Investments LP and Morgan Stanley Investment Advisors Inc.).

18

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Director and Officer Information (cont’d)

Executive Officers:

	Position(s) Held	Length of Time
Name, Age and Address of Executive Officer	with Registrant	Served*	Principal Occupation(s) During Past 5 Years

Ronald E. Robison (67) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	President and Principal Executive Officer	President since September 2005 and Principal Executive Officer since May 2003

President (since September 2005) and Principal Executive Officer (since May 2003) of funds in the Fund Complex; President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; Managing Director, Director and/or Officer of the Adviser and various entities affiliated with the Adviser; Director of Morgan Stanley SICAV (since May 2004). Formerly, Executive Vice President (July 2003 to September 2005) of funds in the Fund Complex and the Van Kampen Funds; President and Director of the Institutional Funds (March 2001 to July 2003); Chief Administrative Officer of Morgan Stanley Investment Advisors Inc.; Chief Administrative Officer of Morgan Stanley Services Company Inc.

J. David Germany (52) Morgan Stanley Investment Management Limited 20 Bank Street Canary Wharf London, United Kingdom E144AD	Vice President	Since February 2006

Managing Director and (since December 2005) Chief Investment Officer—Global Fixed Income of Morgan Stanley Investment Management; Managing Director and Director of Morgan Stanley Investment Management Limited; Vice President of the Retail and Institutional Funds (since February 2006).

Dennis F. Shea (53) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 2006

Managing Director and (since February 2006) Chief Investment Officer—Global Equity of Morgan Stanley Investment Management; Vice President of the Retail and Institutional Funds (since February 2006). Formerly, Managing Director and Director of Global Equity Research at Morgan Stanley.

Barry Fink (51) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 1997

Managing Director and General Counsel of Morgan Stanley Investment Management; Managing Director of the Adviser and various entities affiliated with the Adviser; Vice President of the Retail Funds and (since July 2003) the Institutional Funds. Formerly, Secretary, General Counsel and/or Director of the Adviser and various entities affiliated with the Adviser; Secretary and General Counsel of the Retail Funds.

Amy R. Doberman (44) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Since July 2004

Managing Director and General Counsel, U.S. Investment Management of Morgan Stanley Investment Management (since July 2004); Vice President of the Retail Funds and the Institutional Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); Secretary (since February 2006) and Managing Director (since July 2004) of the Adviser and various entities affiliated with the Adviser. Formerly, Managing Director and General Counsel — Americas, UBS Global Asset Management (July 2000-July 2004).

Carsten Otto (43) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Chief Compliance Officer	Since October 2004

Managing Director and U.S. Director of Compliance for Morgan Stanley Investment Management (since October 2004); Managing Director and Chief Compliance Officer of Morgan Stanley Investment Management. Formerly, Assistant Secretary and Assistant General Counsel of the Retail Funds.

Stefanie V. Chang Yu (40) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Since December 1997

Executive Director of the Adviser and various entities affiliated with the Adviser; Vice President of the Retail Funds (since July 2002) and the Institutional Funds (since December 1997). Formerly, Secretary of various entities affiliated with the Adviser.

Mary E. Mullin (39) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Secretary	Since June 1999	Executive Director of the Adviser and various entities affiliated with the Adviser; Secretary of the Retail Funds (since July 2003) and the Institutional Funds (since June 1999).

James Garrett (38) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Treasurer and Chief Financial Officer	Treasurer since February 2002 and Chief Financial Officer since July 2003

Head of Global Fund Administration; Executive Director of the Adviser and various entities affiliated with the Adviser; Treasurer and Chief Financial Officer of the Institutional Funds. Formerly with PriceWaterhouse LLP (now PricewaterhouseCoopers LLP).

Michael J. Leary (41) JPMorgan Investor Services Co. 73 Tremont Street Boston, MA 02108	Assistant Treasurer	Since March 2003	Director and Vice President of Fund Administration, JPMorgan Investor Services Co. (formerly Chase Global Funds Services Company). Formerly, Audit Manager at Ernst & Young, LLP.

*	This is the earliest date the Director began serving the Retail Funds or Institutional Funds. Each Director serves an indefinite term, until his or her successor is elected.

19

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Investment Adviser and Administrator	Legal Counsel
Morgan Stanley Investment Management Inc.	Clifford Chance US LLP
1221 Avenue of the Americas	31 West 52nd Street
New York, New York 10020	New York, New York 10019

Distributor	Independent Registered Public Accounting Firm
Morgan Stanley Distribution, Inc.	Ernst & Young LLP
One Tower Bridge	200 Clarendon Street
100 Front Street, Suite 1100	Boston, Massachusetts 02116-5072
West Conshohocken, Pennsylvania 19428-2899

Custodian
JPMorgan Chase Bank, N.A.
270 Park Avenue
New York, New York 10017

The Investment Adviser, Morgan Stanley Investment Management Inc., does business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 1-800-281-2715 or by visiting our website at www.morganstanley.com/im. It is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by calling 1-800-281-2715. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

IS07-00155I-Y12/06

20

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Equity and Income Portfolio

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Investment Overview (unaudited)

Equity and Income Portfolio

The Equity and Income Portfolio (the “Portfolio”) seeks both capital appreciation and current income by investing primarily in income-producing equity instruments and investment grade fixed income securities .

Performance

For the fiscal year ended December 31, 2006, the Portfolio’s Class II Shares had a total return of 12.58%, net of fees, compared to 22.25% for the Russell 1000® Value Index and 3.78% for the Lehman Brothers U.S. Government/Credit Index.

Factors Affecting Performance

•                  Although the period was not without turbulence, the stock markets advanced for the 12 months ended December 31, 2006, as investors grew less anxious about the condition of the U.S. economy. The leading stocks in this environment tended to be from the more cyclical (or economically sensitive) market sectors, especially those driven by commodity prices. All sectors in the Index had positive returns for the 12-month period, with the telecommunication services sector producing the largest gain and the health care sector progressing the least.

•                  In the bond market, yields rose across the U.S. Treasury curve during the first part of the year, peaking about mid-year, and drifting lower during the second part of the year. However, on a net basis, yields across the U.S. Treasury curve ended 2006 at higher levels than when the year began. Due to its high sensitively to fluctuating yields, the Treasury sector underperformed the agency and mortgage sectors. Overall, across the government sector, intermediate dated issues outperformed longer dated issues.

•                  In the equity portion of the Portfolio, the telecommunications sector was the largest drag on performance relative to the Index, primarily due to security selection. The Portfolio lacked exposure to some of the market’s best performing telecommunication stocks, and one of the Portfolio’s larger telecommunication holdings provided lackluster returns during the period.

•                  The health care sector was another area of weakness for the Portfolio, primarily due to a surprise negative announcement by a health care equipment and services company early in the reporting period and an overweight in large-cap pharmaceutical stocks, which suffered on heightened political risks.

•                  An underweight in the energy sector also hampered gains. We had been reducing exposure to the sector all year, as the lofty valuations of many energy stocks appear to exceed  what we would consider an appropriate balance of risk and return.

•                  However, in the consumer discretionary sector, our security selection among retailers and autos served the Portfolio well. The financial services sector also contributed positively to performance relative to the Index, particularly in diversified financial holdings. In the utilities sector, strong stock selection offset the negative impact of an underweight in the sector.

•                  With regard to bonds, we kept the Portfolio’s overall duration (a measure of interest rate sensitivity) well below that of the Lehman Brothers U.S. Government/Credit Index during the period. This posture was beneficial as interest rates rose across the market, but detracted from relative performance during periods of sharp yield increases. An underweight to the agency sector detracted slightly from relative performance as this sector posted solid returns.

•                  Given what we believed to be aggressive bond valuations at the start of the year and concerns regarding increasing leverage trends, we chose to maintain a defensive posture in credit over the course of 2006. This positioning had a small negative effect on the performance of the portfolio relative to the Lehman Brothers U.S. Government/Credit Index over the period, as spreads (or the extra return required by investors for assuming credit risk) generally narrowed. However, good security selection helped offset a portion of this weakness.

•                  The Portfolio’s convertible securities, in aggregate, were neither a significant contributor nor a significant detractor from performance during the period under review. However, we did increase the Portfolio’s exposure to convertible securities over the course of the fiscal year, as attractive new issuance provided some opportunities that fit our investment parameters.

Management Strategies

•                  We continue to seek value stocks using our bottom-up security selection process. We look for undervalued companies that offer a potential catalyst for change. Such catalysts could be new company management, growth or consolidation within an industry or sector, or new products.

•                  As of December 31, 2006, the Portfolio held 61.3% in stocks, 17.8% in bonds and 14.1% in convertible securities. Other than the aforementioned increase in

1

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Investment Overview (cont’d)

Equity and Income Portfolio

convertible securities exposure, the Portfolio’s overall asset allocation changed very little during the reporting period.

January 2007

Performance Compared to the Russell 1000® Value Index(1) and Lehman Brothers U.S. Government/Credit Index(2)

	Total Returns(3)
		Average
	One	Annual Since
	Year	Inception(5)
Portfolio – Class II(4)	12.58%	13.28%
Russell 1000® Value Index	22.25	19.37
Lehman Brothers U.S. Government/Credit Index	3.78	3.33

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit www.morganstanley.com/im. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would be lower.

(1)        The Russell 1000® Value Index measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)        The Lehman Brothers U.S. Government/Credit Index tracks the performance of government and corporate obligations, including U.S. government agency and Treasury securities and corporate and Yankee bonds. The index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(3)        Total returns for the Portfolio reflect fees waived and expenses reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.

(4)        Commenced operations on April 30, 2003.

(5)        For comparative purposes, average annual since inception returns listed for the indexes refer to the inception date or initial offering of the respective share class of the Portfolio, not the inception of the indexes.

*                 Commenced operations on April 30, 2003.

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class II shares) and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note E in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from

2

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Investment Overview (cont’d)

Equity and Income Portfolio

the ratio of the expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	July 1, 2006 —
	Account Value	December 31,	December 31,
	July 1, 2006	2006	2006
Class II
Actual	$1,000.00	$1,101.60	$4.08
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.32	3.92

*               Expenses are equal to Class II shares’ annualized net expense ratio of 0.77%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by investment type, as a percentage of total investments.

*                 Investment types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

3

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Portfolio of Investments

Equity and Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (28.1%)
Agency Fixed Rate Mortgages (0.3%)
Federal Home Loan Mortgage Corp.,
Gold Pools:
6.50%, 2/1/26	$13	$14
7.50%, 2/1/31 - 4/1/32	63	65
8.00%, 6/1/31	11	12
Federal National Mortgage Association,
Conventional Pools
6.50%, 7/1/32	181	185
7.00%, 8/1/32 - 4/1/36	554	570
7.50%, 10/1/30 - 1/1/31	34	35
8.00%, 2/1/30 - 5/1/31	47	50
8.50%, 12/1/30 - 5/1/32	40	43
9.50%, 4/1/30	36	39
Federal National Mortgage Association,
January TBA
7.00%, 1/1/36	(a)450	462
Government National Mortgage Association,
Various Pools:
10.50%, 1/15/18	11	12
		1,487
Asset Backed Corporate (1.9%)
Banc of America Securities Auto Trust
3.99%, 8/18/09	325	322
Capital Auto Receivables Asset Trust
3.35%, 2/15/08	51	51
4.05%, 7/15/09	300	298
4.98%, 5/15/11	725	725
5.03%, 10/15/09	750	748
5.31%, 10/20/09	(b)775	775
Capital One Auto Finance Trust
5.07%, 7/15/11	400	399
Caterpillar Financial Asset Trust
3.90%, 2/25/09	184	183
5.57%, 5/25/10	550	554
CIT Equipment Collateral
3.50%, 9/20/08	38	38
5.07%, 2/20/10	400	399
CNH Equipment Trust
4.02%, 4/15/09	141	140
4.27%, 1/15/10	475	470
5.20%, 6/15/10	325	325
Daimler Chrysler Auto Trust
4.04%, 9/8/09	190	189
Ford Credit Auto Owner Trust
4.17%, 1/15/09	122	122
5.05%, 3/15/10	275	274
5.26%, 10/15/10	625	626
GE Equipment Small Ticket LLC
4.88%, 10/22/09	(b)425	423
Harley-Davidson Motorcycle Trust
3.76%, 12/17/12	325	320
4.07%, 2/15/12	200	197
4.41%, 6/15/12	300	297
Hertz Vehicle Financing LLC
4.93%, 2/25/10	$ (b)250	$249
Honda Auto Receivables Owner Trust
3.87%, 4/20/09	244	242
3.93%, 1/15/09	119	118
4.85%, 10/19/09	350	349
Hyundai Auto Receivables Trust
3.98%, 11/16/09	200	198
Merrill Auto Trust Securitization
4.10%, 8/25/09	325	323
National City Auto Receivables Trust
2.88%, 5/15/11	225	221
Nissan Auto Receivables Owner Trust
3.99%, 7/15/09	264	262
TXU Electric Delivery Transition Bond Co.
4.81%, 11/17/14	25	25
USAA Auto Owner Trust
3.16%, 2/17/09	104	104
3.58%, 2/15/11	250	247
3.90%, 7/15/09	136	135
Volkswagen Auto Lease Trust
3.82%, 5/20/08	108	108
Wachovia Auto Owner Trust
2.91%, 4/20/09	49	48
4.06%, 9/21/09	139	138
4.79%, 4/20/10	350	349
World Omni Auto Receivables Trust
3.29%, 11/12/08	31	31
		11,022
Finance (2.1%)
AIG SunAmerica Global Financing VI
6.30%, 5/10/11	(b)595	620
American General Finance Corp.
4.63%, 5/15/09 - 9/1/10	360	354
AXA Financial, Inc.
6.50%, 4/1/08	95	96
Bank One Corp.
6.00%, 2/17/09	25	25
CIT Group, Inc.
3.65%, 11/23/07	40	39
4.75%, 8/15/08	100	99
5.00%, 11/24/08	55	55
7.38%, 4/2/07	35	35
Conseco, Inc. (Convertible)
3.50%, 9/30/35	(c)946	939
Countrywide Home Loans, Inc.
3.25%, 5/21/08	310	301
4.00%, 3/22/11	10	10
Farmers Exchange Capital
7.05%, 7/15/28	(b)400	419
General Electric Capital Corp.
4.25%, 12/1/10	30	29
5.88%, 2/15/12	230	237
Goldman Sachs Group, Inc. (Convertible)
2.00%, 6/29/13	(b)1,980	1,989

The accompanying notes are an integral part of the financial statements.

4

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Portfolio of Investments (cont’d)

Equity and Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Finance (cont’d)
Household Finance Corp.
4.13%, 11/16/09	$35	$34
6.40%, 6/17/08	15	15
HSBC Finance Corp.
4.13%, 12/15/08	75	74
5.88%, 2/1/09	100	101
6.38%, 10/15/11	315	330
6.75%, 5/15/11	115	122
8.00%, 7/15/10	85	92
International Lease Finance Corp.
3.75%, 8/1/07	50	50
JPMorgan Chase & Co.
6.00%, 2/15/09	165	167
7.00%, 11/15/09	65	68
M&I Marshall & IIsley Bank
3.80%, 2/8/08	185	182
Mantis Reef Ltd.
4.69%, 11/14/08	(b)200	198
Nationwide Building Society
4.25%, 2/1/10	(b)345	334
Platinum Underwriters Finance, Inc.
7.50%, 6/1/17	145	153
Platinum Underwriters Holdings Ltd.
6.37%, 11/16/07	115	114
Popular North America, Inc.
5.65%, 4/15/09	130	130
Residential Capital Corp.
6.38%, 6/30/10	505	511
SLM Corp.
4.00%, 1/15/10	300	290
Sovereign Bank
4.00%, 2/1/08	100	99
St. Paul Travelers Cos., Inc. (The)
5.01%, 8/16/07	230	229
Textron Financial Corp.
5.13%, 2/3/11	270	268
USB Capital IX
6.19%, 12/31/49	(d)405	414
Wachovia Capital Trust III
5.80%, 12/31/49	(d)1,255	1,267
Washington Mutual, Inc.
8.25%, 4/1/10	305	329
Washington Mutual Preferred Funding II
6.67%, 12/31/49	(b)(d)300	301
World Financial Properties
6.91%, 9/1/13	(b)319	334
Xlliac Global Funding
4.80%, 8/10/10	(b)315	309
		11,762
Industrials (10.8%)
3M Co. (Convertible)
2.40%, 11/21/32	(d)2,100	1,927
Advanced Medical Optics Inc
2.50%, 7/15/24	700	681
Allied Waste North America (Convertible)
4.25%, 4/15/34	$795	$763
Amazon.Com., Inc. (Convertible)
4.75%, 2/1/09	3,170	3,126
America West Airlines, Inc.
7.10%, 4/2/21	80	85
Amgen, Inc. (Convertible)
0.38%, 2/1/13	(b)2,400	2,370
AT&T, Inc.
6.15%, 9/15/34	125	123
BAE Systems 2001 Asset Trust LLC
6.66%, 9/15/13	(b)60	63
Beckman Coulter, Inc.
2.50%, 12/15/36	(b)1,704	1,728
Best Buy Co. (Convertible)
2.25%, 1/15/22	650	726
Brascan Corp.
7.13%, 6/15/12	205	219
8.13%, 12/15/08	65	68
Burlington Northern Santa Fe Corp.
6.13%, 3/15/09	155	158
Caterpillar Financial Services Corp.
3.63%, 11/15/07	165	163
Charles River Laboratories International, Inc. (Convertible)
2.25%, 6/15/13	(b)960	1,043
Comcast Corp.
6.75%, 1/30/11	245	257
ConAgra Foods, Inc.
7.00%, 10/1/28	70	76
8.25%, 9/15/30	125	154
Consumers Energy Co.
4.00%, 5/15/10	20	19
4.80%, 2/17/09	125	123
Cooper Industries, Inc.
5.25%, 7/1/07 - 11/15/12	215	214
CVS Corp.
5.75%, 8/15/11	65	66
6.04%, 12/10/28	(b)410	410
DaimlerChrysler NA Holding Corp.
8.50%, 1/18/31	120	143
Eastman Kodak Co. (Convertible)
3.38%, 10/15/33	1,700	1,804
EchoStar Communications Corp. (Convertible)
5.75%, 5/15/08	2,000	2,047
Edwards Lifesciences Corp. (Convertible)
3.88%, 5/15/33	1,200	1,230
Electronic Data Systems Corp.
3.88%, 7/15/23	1,750	1,866
EMC Corp.
1.75%, 12/1/11	(b)2,124	2,212
FBG Finance, Ltd.
5.13%, 6/15/15	(b)235	223
FedEx Corp.
2.65%, 4/1/07	25	25
5.50%, 8/15/09	100	100

The accompanying notes are an integral part of the financial statements.

5

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Portfolio of Investments (cont’d)

Equity and Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Industrials (cont’d)
7.25%, 2/15/11	$10	$11
Ford Motor Co.
4.25%, 12/15/36	1,399	1,502
France Telecom S.A.
8.50%, 3/1/31	250	329
Fred Meyer, Inc.
7.45%, 3/1/08	215	220
General Electric Capital Corp.
4.75%, 9/15/14	75	73
General Mills, Inc.
3.88%, 11/30/07	105	103
General Mills, Inc. (Convertible)
Zero Coupon, 10/28/22	2,400	1,791
Halliburton Co. (Convertible)
3.13%, 7/15/23	730	1,238
Health Management Association, Inc.
4.38%, 8/1/23	1,500	1,532
Hyatt Equities LLC
6.88%, 6/15/07	(b)110	110
ICI Wilmington, Inc.
4.38%, 12/1/08	40	39
ImClone Systems, Inc. (Convertible)
1.38%, 5/15/24	1,900	1,727
Intel Corp. (Convertible)
2.95%, 12/15/35	(b)1,076	979
Invitrogen Corp.
1.50%, 2/15/24	1,300	1,116
JDS Uniphase Corp.
Zero Coupon, 11/15/10	(b)1,430	1,303
1.00%, 5/15/26	1,100	958
Juniper Networks, Inc.
Zero Coupon, 6/15/08	1,200	1,304
Level 3 Communications, Corp. (Convertible)
2.88%, 7/15/10	1,300	1,370
3.00%, 8/1/35	1,842	1,943
3.50%, 6/15/12	506	631
LG Electronics, Inc.
5.00%, 6/17/10	(b)130	128
Manor Care, Inc. (Convertible)
2.13%, 8/1/35	(b)(c)1,004	1,140
May Department Stores Co.
6.70%, 7/15/34	240	237
Medtronic, Inc. (Convertible)
1.25%, 9/15/21	1,600	1,610
Mohawk Industries, Inc.
7.20%, 4/15/12	135	140
News America, Inc.
7.13%, 4/8/28	155	164
Norfolk Southern Corp.
7.35%, 5/15/07	75	76
Nortel Networks Corp. (Convertible)
4.25%, 9/1/08	1,958	1,904
Omnicare, Inc. (Convertible)
3.25%, 12/15/35	2,190	1,911
Panhandle Eastern Pipe Line Co.
2.75%, 3/15/07	$20	$20
Qwest Communications International, Inc. (Convertible)
3.50%, 11/15/25	649	1,018
Raytheon Co.
6.15%, 11/1/08	75	76
Sara Lee Corp.
6.13%, 11/1/32	150	136
Sealed Air Corp. (Convertible)
3.00%, 6/30/33	(b)1,250	1,303
Sprint Capital Corp.
8.75%, 3/15/32	40	48
Standard Chartered plc
6.00%, 3/15/10	(b)700	649
Supervalu, Inc. (Convertible)
Zero Coupon, 11/2/31	3,200	1,140
Symantec Corp. (Convertible)
0.75%, 6/15/11	(b)1,553	1,879
1.00%, 6/15/13	(b)107	131
Telecom Italia Capital S.A.
4.00%, 11/15/08 - 1/15/10	345	330
Telefonica Europe BV
8.25%, 9/15/30	260	311
Teva Pharmaceutical Finance, Ltd. (Convertible)
1.75%, 2/1/26	2,298	2,129
Textron Financial Corp.
4.13%, 3/3/08	95	94
Union Pacific Corp.
6.63%, 2/1/08	120	121
6.79%, 11/9/07	20	20
Valeant Pharmaceuticals International (Convertible)
4.00%, 11/15/13	(b)312	299
Verizon New England, Inc.
6.50%, 9/15/11	20	21
Viacom, Inc.
6.88%, 4/30/36	240	238
Watson Pharmaceuticals, Inc. (Convertible)
1.75%, 3/15/23	1,650	1,530
WellPoint, Inc.
3.75%, 12/14/07	80	79
4.25%, 12/15/09	80	78
Yum! Brands, Inc.
8.88%, 4/15/11	125	140
		61,591
U.S. Government Agency Securities (0.4%)
Federal Home Loan Mortgage Corp.
2.38%, 2/15/07	1,275	1,271
Federal National Mortgage Association
6.63%, 10/15/07	1,150	1,162
		2,433

The accompanying notes are an integral part of the financial statements.

6

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Portfolio of Investments (cont’d)

Equity and Income Portfolio

	Face
	Amount	Value
	(000)	(000)
U.S. Treasury Securities (12.1%)
U.S. Treasury Bonds
5.50%, 8/15/28	$5	$5
6.38%, 8/15/27	3,855	4,588
7.63%, 2/15/25	2,735	3,621
8.13%, 8/15/19	872	1,140
U.S. Treasury Notes
3.25%, 1/15/09	3,500	3,397
3.75%, 5/15/08	3,000	2,955
4.00%, 11/15/12 - 2/15/14	850	815
4.25%, 8/15/13 - 11/15/14	22,600	22,020
4.38%, 1/31/08	2,175	2,161
4.50%, 2/28/11	5,425	5,387
4.63%, 2/29/08 - 3/31/08	4,350	4,333
4.75%, 11/15/08	4,900	4,895
4.88%, 4/30/08	2,200	2,199
5.75%, 8/15/10	3,950	4,088
6.00%, 8/15/09	4,000	4,122
8.13%, 8/15/21	2,725	3,638
		69,364
Utilities (0.5%)
Ameren Corp.
4.26%, 5/15/07	210	209
Arizona Public Service Co.
5.80%, 6/30/14	265	265
Carolina Power & Light Co.
5.13%, 9/15/13	200	197
CC Funding Trust I
6.90%, 2/16/07	210	210
Consolidated Natural Gas Co.
6.25%, 11/1/11	95	98
Detroit Edison Co.
6.13%, 10/1/10	90	92
Entergy Gulf States, Inc.
3.60%, 6/1/08	240	234
Ohio Power Corp.
6.00%, 6/1/16	210	216
PG&E Corp. (Convertible)
9.50%, 6/30/10	140	477
Plains All American Pipeline LP
6.70%, 5/15/36	210	217
Public Service Electricity & Gas Co.
5.00%, 1/1/13	20	20
Sempra Energy
4.62%, 5/17/07	145	144
Texas Eastern Transmission LP
7.00%, 7/15/32	95	107
Wisconsin Electric Power Co.
3.50%, 12/1/07	140	138
		2,624
Total Fixed Income Securities (Cost $158,604)		160,283

		Value
	Shares	(000)
Common Stocks (61.4%)
Aerospace & Defense (1.4%)
Northrop Grumman Corp.	49,240	$3,333
Raytheon Co.	84,310	4,452
		7,785
Automobiles (0.6%)
Honda Motor Co., Ltd. ADR	85,110	3,365
Beverages (1.4%)
Coca-Cola Co. (The)	129,610	6,254
Diageo plc ADR	24,800	1,967
		8,221
Biotechnology (0.3%)
Applera Corp. - Applied Biosystems Group	49,000	1,798
Capital Markets (3.0%)
Charles Schwab Corp. (The)	285,870	5,529
Goldman Sachs Group, Inc.	3,950	787
Merrill Lynch & Co., Inc.	81,560	7,593
State Street Corp.	45,740	3,085
		16,994
Chemicals (2.6%)
Bayer AG ADR	195,610	10,438
E.I. du Pont de Nemours & Co.	95,650	4,659
		15,097
Commercial Banks (2.0%)
Bank of America Corp.	89,980	4,804
Fifth Third Bancorp	81,560	3,338
PNC Financial Services Group, Inc.	43,750	3,239
		11,381
Communications Equipment (0.3%)
Motorola, Inc.	86,680	1,782
Computers & Peripherals (0.2%)
Hewlett-Packard Co.	31,530	1,299
Diversified Consumer Services (0.1%)
H & R Block, Inc.	15,010	346
Diversified Financial Services (4.4%)
Citigroup, Inc.	222,100	12,371
JPMorgan Chase & Co.	264,536	12,777
		25,148
Diversified Telecommunication Services (3.6%)
Embarq Corp.	36,068	1,896
France Telecom S.A. ADR	117,570	3,257
Sprint Nextel Corp.	360,270	6,805
Verizon Communications, Inc.	237,120	8,830
		20,788
Electric Utilities (2.5%)
American Electric Power Co., Inc.	91,140	3,881
Entergy Corp.	68,970	6,367
FirstEnergy Corp.	71,310	4,300
		14,548
Energy Equipment & Services (0.8%)
Reliant Resources, Inc.	(e)55,445	788

The accompanying notes are an integral part of the financial statements.

7

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Portfolio of Investments (cont’d)

Equity and Income Portfolio

		Value
	Shares	(000)
Energy Equipment & Services (cont’d)
Schlumberger Ltd.	64,800	$4,093
		4,881
Food & Staples Retailing (1.4%)
Safeway, Inc.	26,030	900
Supervalu, Inc.	32,900	1,176
Wal-Mart Stores, Inc.	127,510	5,888
		7,964
Food Products (2.0%)
Cadbury Schweppes plc ADR	97,170	4,171
Conagra Foods, Inc.	66,880	1,806
Unilever N.V. (NY Shares)	193,910	5,284
		11,261
Health Care Equipment & Supplies (0.7%)
Baxter International, Inc.	30,824	1,430
Boston Scientific Corp.	(e)135,730	2,332
		3,762
Health Care Providers & Services (0.8%)
Cigna Corp.	21,100	2,776
McKesson Corp.	37,570	1,905
		4,681
Hotels, Restaurants & Leisure (0.3%)
McDonald’s Corp.	45,700	2,026
Household Products (0.7%)
Kimberly-Clark Corp.	21,370	1,452
Procter & Gamble Co.	36,200	2,327
		3,779
Industrial Conglomerates (2.9%)
General Electric Co.	265,050	9,863
Siemens AG ADR	65,890	6,493
		16,356
Insurance (5.1%)
Aegon N.V. (NY Shares)	89,480	1,696
Chubb Corp.	102,102	5,402
Hartford Financial Services Group, Inc.	38,650	3,606
Marsh & McLennan Cos., Inc.	265,870	8,152
St. Paul Travelers Cos., Inc. (The)	127,607	6,851
XL Capital Ltd., Class A	45,580	3,283
		28,990
Internet & Catalog Retail (0.4%)
Amazon.Com, Inc.	(e)60,150	2,373
Internet Software & Services (0.5%)
Yahoo!, Inc.	(e)113,110	2,889
Machinery (0.2%)
Ingersoll-Rand Co., Ltd., Class A	23,100	904
Media (3.9%)
Clear Channel Communications, Inc.	73,449	2,610
Comcast Corp., Class A	(e)61,830	2,617
Interpublic Group of Cos., Inc.	(e)1,111	14
Time Warner, Inc.	474,050	10,325
Viacom, Inc., Class B	(e)167,595	6,877
		22,443
Metals & Mining (0.7%)
Newmont Mining Corp.	83,700	$3,779
Multi-Utilities & Unregulated Power (0.3%)
Williams Cos., Inc.	67,850	1,772
Multiline Retail (0.3%)
Kohl’s Corp.	(e)24,860	1,701
Oil, Gas & Consumable Fuels (2.9%)
BP plc ADR	5,840	392
ConocoPhillips	85,520	6,153
Exxon Mobil Corp.	49,900	3,824
Royal Dutch Shell Plc ADR	88,790	6,285
		16,654
Pharmaceuticals (9.5%)
Abbott Laboratories	160,420	7,814
Bristol-Myers Squibb Co.	248,770	6,548
Eli Lilly & Co.	159,970	8,334
GlaxoSmithKline plc ADR	46,230	2,439
Pfizer, Inc.	188,130	4,873
Roche Holding AG ADR	78,480	7,024
Sanofi-Aventis ADR	53,400	2,465
Schering-Plough Corp.	381,580	9,020
Wyeth	108,400	5,520
		54,037
Semiconductors & Semiconductor Equipment (1.4%)
Intel Corp.	252,550	5,114
Micron Technology, Inc.	(e)189,295	2,643
		7,757
Software (1.4%)
Symantec Corp.	(e)373,760	7,793
Specialty Retail (0.3%)
Office Depot, Inc.	(e)42,350	1,616
Thrifts & Mortgage Finance (1.5%)
Federal Home Loan Mortgage Corp.	123,750	8,403
Tobacco (1.0%)
Altria Group, Inc.	67,060	5,755
Total Common Stocks (Cost $296,747)		350,128
Preferred Stocks (3.7%)
Banks (0.4%)
Sovereign Capital Trust, 4.38% (Convertible)	47,100	2,343
Capital Markets (0.1%)
Lazard Ltd., 6.63% (Convertible)	21,600	896
Consumer Durables & Apparel (0.3%)
Newell Financial Trust I, 5.25% (Convertible)	32,100	1,537
Diversified Telecommunication Services (0.6%)
Lucent Technologies Capital Trust I, 7.75% (Convertible)	3,200	3,306
Electric Utilities (0.5%)
CenterPoint Energy, Inc., 1.43% (Convertible)	(d)68,000	2,648
Gas Utilities (0.4%)
El Paso Corp., 4.99% (Convertible)	800	1,062

The accompanying notes are an integral part of the financial statements.

8

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Portfolio of Investments (cont’d)

Equity and Income Portfolio

		Value
	Shares	(000)
Gas Utilities (cont’d)
El Paso Energy Capital Trust I, 4.75% (Convertible)	29,000	$1,125
		2,187
Health Care Providers & Services (0.2%)
Healthsouth Corp., 6.50% (Convertible)	(b)785	784
Omnicare, Inc., 4.00% (Convertible)	4,400	237
		1,021
Insurance (0.4%)
Conseco, Inc., 5.50% (Convertible)	22,500	561
Travelers Property Casualty Corp., 4.50% (Convertible)	32,500	850
XL Capital Ltd., 7.00% (Convertible)	32,200	853
		2,264
Media (0.2%)
Interpublic Group of Cos., Inc., 5.25% (Convertible)	(b)500	553
Tribune Co. 2.00% (Convertible)	12,800	879
		1,432
Pharmaceuticals (0.3%)
Schering Plough Corp., 6.00% (Convertible)	31,000	1,764
Thrifts & Mortgage Finance (0.3%)
Federal National Mortgage Association,
5.38% (Convertible)	20	2,000
Total Preferred Stocks (Cost $19,905)		21,398

	Face
	Amount
	(000)
Short-Term Investment (8.9%)
Repurchase Agreement (8.9%)
J.P. Morgan Securities, Inc., 5.20%, dated 12/29/06, due 1/2/07, repurchase price $50,685 (Cost $50,656)	$ (f)50,656	50,656
Total Investments (102.1%) (Cost $525,912)		582,465
Liabilities in Excess of Other Assets (-2.1%)		(11,839)
Net Assets (100%)		$570,626

(a)                                  Security is subject to delayed delivery.

(b)                                 144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)                                  Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of December 31, 2006. Maturity date disclosed is the ultimate maturity date.

(d)                                 Variable/ Floating Rate Security — Interest rate changes are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2006.

(e)                                  Non-income producing security.

(f)                                    Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,856,998,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 1/16/07 to 10/23/35; Federal Home Loan Bank, 0.00% to 7.38%, due 1/3/07 to 6/5/28; Federal Home Loan Mortgage Corp., 0.00% to 6.75%, due 1/2/07 to 7/15/32; Federal National Mortgage Association, 0.00% to 8.20%, due 1/12/07 to 11/15/30; Tennessee Valley Authority, 5.38% to 6.75%, due 11/13/08 to 4/1/36, which had a total value of $1,894,142,869. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

ADR                     American Depositary Receipt

TBA                      To Be Announced

The accompanying notes are an integral part of the financial statements.

9

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Equity and Income Portfolio

Statement of Assets and Liabilities

December 31, 2006
(000)
Assets:
Investments, at Value (Cost $525,912)	$582,465
Cash	18
Interest Receivable	1,683
Receivable for Portfolio Shares Sold	743
Dividends Receivable	393
Receivable for Investments Sold	199
Foreign Currency (Cost $@—)	@—
Other Assets	7
Total Assets	585,508
Liabilities:
Payable for Investments Purchased	13,432
Investment Advisory Fees Payable	591
Payable for Delayed Delivery Commitments	462
Payable for Portfolio Shares Redeemed	139
Administration Fees Payable	120
Distribution Fees — Class II Shares	24
Custodian Fees Payable	11
Other Liabilities	103
Total Liabilities	14,882
NET ASSETS	$570,626
Net Assets Consist of:
Paid-in Capital	$486,079
Undistributed (Distributions in Excess of) Net Investment Income	11,167
Accumulated Net Realized Gain (Loss)	16,827
Unrealized Appreciation (Depreciation) on:
Investments	56,553
Foreign Currency Translations	@—
Net Assets	$570,626
Net Asset Value, Offering and Redemption Price Per Share Applicable to 38,320,771 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$14.89

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

10

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Equity and Income Portfolio

Statement of Operations

Year Ended
December 31, 2006
(000)
Investment Income:
Dividends (Net of $6 Foreign Taxes Withheld)	$7,912
Interest	7,117
Total Investment Income	15,029
Expenses:
Investment Advisory Fees (Note B)	2,111
Distribution Fees — Class II Shares (Note D)	1,736
Administration Fees (Note C)	1,241
Shareholder Reporting Fees	153
Professional Fees	50
Custodian Fees (Note E)	41
Directors’ Fees and Expenses	8
Other	23
Total Expenses	5,363
Distribution Fees — Class II Shares Waived (Note D)	(1,488)
Expense Offset (Note E)	(1)
Net Expenses	3,874
Net Investment Income (Loss)	11,155
Realized Gain (Loss) on:
Investments Sold	17,436
Foreign Currency Transactions	5
Net Realized Gain (Loss)	17,441
Change in Unrealized Appreciation (Depreciation) on:
Investments	32,827
Foreign Currency Translations	@—
Net Change in Unrealized Appreciation (Depreciation)	32,827
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	50,268
Net Increase (Decrease) in Net Assets Resulting from Operations	$61,423

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

11

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Equity and Income Portfolio

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2006	December 31, 2005
	(000)	(000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income (Loss)	$11,155	$5,442
Net Realized Gain (Loss)	17,441	10,820
Net Change in Unrealized Appreciation (Depreciation)	32,827	8,107
Net Increase (Decrease) in Net Assets Resulting from Operations	61,423	24,369
Distributions from and/or in Excess of:
Class II:
Net Investment Income	(5,711)	(1,999)
Net Realized Gain	(10,867)	(3,194)
Total Distributions	(16,578)	(5,193)
Capital Share Transactions:(1)
Class II:
Subscriptions	180,534	183,725
Distributions Reinvested	16,578	5,193
Redemptions	(78,056)	(9,035)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	119,056	179,883
Total Increase (Decrease) in Net Assets	163,901	199,059
Net Assets:
Beginning of Period	406,725	207,666
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $11,167 and $5,711, respectively)	$570,626	$406,725

(1) Capital Share Transactions:
Class II:
Shares Subscribed	12,832	13,977
Shares Issued on Distributions Reinvested	1,226	400
Shares Redeemed	(5,443)	(684)
Net Increase (Decrease) in Class II Shares Outstanding	8,615	13,693

The accompanying notes are an integral part of the financial statements.

12

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Equity and Income Portfolio

Statement of Cash Flows

Year Ended
December 31, 2006
(000)
Cash Flows From Operating Activities:
Proceeds from Sales and Maturities of Investments	$252,438
Proceeds from Sales of Forward Commitments	7,482
Purchases of Investments	(343,352)
Purchases of Forward Commitments	(7,016)
Net (Increase) Decrease in Short-Term Investments	(22,297)
Net Realized Gain (Loss) on Foreign Currency Transactions	5
Net Investment Income	11,155
Adjustments to Reconcile Net Investment Income to Net Cash Provided (Used) in Operating Activities:
Net (Increase) Decrease in Receivables Related to Operations	(699)
Net Increase (Decrease) in Payables Related to Operations	251
Accretion/Amortization of Discounts and Premiums	(183)
Net Cash Provided (Used) in Operating Activities	(102,216)
Cash Flows from Financing Activities:
Proceeds from Portfolio Shares Sold	180,175
Payment on Portfolio Shares Redeemed	(77,942)
Net Cash Provided (Used) in Financing Activities	102,233
Net Increase (Decrease) in Cash	17
Cash at Beginning of Period	1
Cash at End of Period	$18

The accompanying notes are an integral part of the financial statements.

13

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Financial Highlights

Equity and Income Portfolio

	Class II
				Period from
				April 30, 2003*
	Year Ended December 31,			to December 31,
Selected Per Share Data and Ratios	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$13.69	$12.97	$11.64	$10.00
Income (Loss) from Investment Operations
Net Investment Income (Loss)#	0.32	0.24	0.20	0.12
Net Realized and Unrealized Gain (Loss)	1.35	0.71	1.14	1.60
Total from Investment Operations	1.67	0.95	1.34	1.72
Distributions from and/or in Excess of:
Net Investment Income	(0.16)	(0.09)	—	(0.05)
Net Realized Gain	(0.31)	(0.14)	(0.01)	(0.03)
Total Distributions	(0.47)	(0.23)	(0.01)	(0.08)
Net Asset Value, End of Period	$14.89	$13.69	$12.97	$11.64
Total Return ±	12.58%	7.38%	11.52%	17.23	††%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$570,626	$406,725	$207,666	$54,020
Ratio of Expenses to Average Net Assets(1)	0.78%	0.83%	1.00%	1.00	%**
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	2.25%	1.79%	1.64%	1.58	%**
Portfolio Turnover Rate^	56%	46%	58%	30	%††

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
Expenses to Average Net Assets	1.08%	1.13%	1.31%	1.87	%**
Net Investment Income (Loss) to Average Net Assets	1.95%	1.49%	1.33%	0.71	%**

*                 Commencement of operations

**          Annualized

#                 Per share amount is based on average shares outstanding.

††            Not annualized

±                 Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

^                  The Portfolio’s turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case prior to the year ended December 31, 2004. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

The accompanying notes are an integral part of the financial statements.

14

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the Equity and Income Portfolio. The Portfolio seeks both capital appreciation and current income by investing primarily in income-producing equity instruments and investment grade fixed income securities. The Portfolio currently offers Class II shares only; although Class I shares may be offered in the future.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.              Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NAS-DAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.              Repurchase Agreements: The Portfolio may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.              Forward Commitments and When-Issued/Delayed Delivery Securities: The Portfolio may make forward commitments to purchase or sell securities. Payment and delivery for securities which have been purchased or sold on a forward commitment basis can take place up to 120 days after the date of the transaction. Additionally, the Portfolio may purchase securities on a when-issued or

15

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Notes to Financial Statements (cont’d)

delayed delivery basis. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Portfolio on such securities prior to delivery. When the Portfolio enters into a purchase transaction on a when-issued or delayed delivery basis, it establishes either a segregated account in which it maintains liquid assets in an amount at least equal in value to the Portfolio’s commitments to purchase such securities or designates such assets as segregated on the Portfolio’s records. Purchasing securities on a forward commitment or when-issued or delayed-delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains or losses may have on the Portfolio.

4.              New Accounting Pronouncements: In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109” (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the Portfolio NAV calculations as late as the Portfolio’s last NAV calculation in the first required financial statement period. As a result, the Portfolio will incorporate FIN 48 in its semi annual report on June 30, 2007. The impact to the Portfolio’s financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Portfolio’s financial statement disclosures.

5.              Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate measures.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

First $ 150	From $ 150 million to	From $ 250 million to	More than
million	$250 million	$350 million	$ 350 million
0.50%	0.45%	0.40%	0.35%

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.00%. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund.

D. Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to

16

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Notes to Financial Statements (cont’d)

waive 0.30% of the 0.35% distribution fee that it may receive. For the year ended December 31, 2006, this waiver amounted to $1,488,000.

E. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

F. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G. Federal Income Taxes: It is the Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2006 and 2005 was as follows:

2006 Distributions Paid From:		2005 Distributions Paid From:
Ordinary	Long-Term	Ordinary	Long-Term
Income	Capital Gain	Income	Capital Gain
(000)	(000)	(000)	(000)
$9,124	$7,454	$4,089	$1,104

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains and losses related to paydown adjustments, return of capital adjustment from investments and foreign currency transaction, resulted in the following reclassifications among the components of net assets at December 31, 2006:

Increase (Decrease)
Accumulated
Undistributed
(Distributions
in Excess of) Net	Accumulated
Investment Income	Net Realized	Paid-in
(Loss) (000)	Gain (Loss) (000)	Capital (000)
$12	$(34)	$22

At December 31, 2006, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed	Undistributed
Ordinary	Long-Term
Income (000)	Capital Gain (000)
$12,908	$15,882

At December 31, 2006, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

			Net
			Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
(000)	(000)	(000)	(000)
$526,685	$59,140	$(3,360)	$55,780

H. Other: For the year ended December 31, 2006, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $216,451,000 and $142,579,000, respectively. For the year ended December 31, 2006, purchases and sales of long-term U.S. Government securities were approximately $137,503,000 and $115,498,000, respectively.

During the year ended December 31, 2006, the Portfolio incurred $59 of brokerage commissions to Morgan Stanley & Co. Incorporated, an affiliated broker dealer.

At December 31, 2006, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 85.7% for Class II shares.

17

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Notes to Financial Statements (cont’d)

I. Supplemental Proxy Information (unaudited): On August 1, 2006, a Special Meeting of Shareholders of the Fund was scheduled in order to vote on the proposals set forth below. The meetings were held on August 1, 2006. The results are as follows:

(1) Election of Directors:

	For	Withhold	Abstain	BNV**
Frank L. Bowman	260,067,853	10,108,296	—	—
Kathleen A. Dennis	259,931,765	10,244,384	—	—
Michael F. Klein	259,401,451	10,774,698	—	—
W. Allen Reed	259,540,071	10,636,078	—	—

(2) Modify certain fundamental investment restrictions for the Portfolio:

	For	Against	Abstain	BNV**
Modify Fundamental policy regarding diversification	29,987,331	754,001	1,286,731	—
Modify fundamental policy regarding borrowing money	29,618,169	994,912	1,414,982	—
Modify fundamental policy regarding loans	29,661,056	953,677	1,413,329	—
Modify fundamental policy regarding investment in commodities, commodity contracts and futures contracts	29,573,795	995,706	1,458,561	—
Modify fundamental policy regarding issuance of senior securities	29,923,767	765,305	1,338,990	—

**    Broker “non-votes” are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.

18

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of
The Universal Institutional Funds, Inc. -
Equity and Income Portfolio

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Equity and Income Portfolio (one of the portfolios constituting The Universal Institutional Funds, Inc.) (the “Portfolio”) as of December 31, 2006, and the related statement of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Equity and Income Portfolio of The Universal Institutional Funds, Inc. at December 31, 2006, the results of its operations and cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
February 16, 2007

19

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Federal Income Tax Information (unaudited)

For the year ended December 31, 2006, the percentage of dividends that qualify for the 70% dividend received deduction for corporate shareholders of the Portfolio was 30.3%.

For the year ended December 31, 2006, the percentage of income earned from direct U.S. Treasury Obligations by the Portfolio was 20.9%.

The Portfolio hereby designates $7,454,000 as long-term capital gain dividends for the purpose of the dividend paid deduction on its federal income tax return.

20

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Director and Officer Information (unaudited)

Independent Directors:

				Number of
				Portfolios in
				Fund
				Complex
				Overseen
	Position(s)	Length of		by
Name, Age and Address of	Held with	Time		Independent	Other Directorships Held by Independent
Independent Director	Registrant	Served*	Principal Occupation(s) During Past 5 Years	Director**	Director

Frank L. Bowman (62) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) (since February 2005); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly variously, Admiral in the U.S. Navy, Director of Naval Nuclear Propulsion Program and Deputy Administrator— Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004). Honorary Knight Commander of the Most Excellent Order of the British Empire.	171	Director of the National Energy Foundation, the U.S. Energy Association, the American Council for Capital Formation and the Armed Services YMCA of the USA.

Michael Bozic (65) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since April 2004

Private Investor; Chairperson of the Valuation, Insurance and Compliance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly Chairperson of the Insurance Committee (July 2006-September 2006), Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987- 1991) of the Sears Merchandise Group of Sears Roebuck & Co.

				173	Director of various business organizations.

Kathleen A. Dennis (53) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	President, Cedarwood Associates (mutual fund consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	171	None.

Dr. Manuel H. Johnson (57) c/o Johnson Smick Group, Inc. 888 16th Street, NW Suite 740 Washington, D.C. 20006	Director	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co- Chairman and a founder of the Group of Seven Council (G7C) international economic commission; formerly Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	173	Director of NVR, Inc. (home construction); Director of KFX Energy; Director of RBS Greenwich Capital Holdings (financial holding company).

Joseph J. Kearns (64) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Director	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); formerly Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001- July 2003); formerly CFO of the J. Paul Getty Trust.	174	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation and the UCLA Foundation.

21

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Director and Officer Information (cont’d)

Independent Directors (cont’d):

				Number of
				Portfolios in
				Fund
				Complex
				Overseen
	Position(s)	Length of		by
Name, Age and Address of	Held with	Time		Independent	Other Directorships Held by Independent
Independent Director	Registrant	Served*	Principal Occupation(s) During Past 5 Years	Director**	Director

Michael F. Klein (48) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	Chief Operating Officer and Managing Director, Aetos Capital, LLC (since March 2000); Chairperson of the Fixed- Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly Managing Director, Morgan Stanley & Co., Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co., Inc. and Morgan Stanley Dean Witter Investment Management (August 1997- December 1999).	171	Director of certain investment funds managed or sponsored by Aetos Capital LLC.

Michael E. Nugent (70) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairman of the Board and Director	Chairman of the Boards since July 2006 and Trustee since July 1991	General Partner of Triumph Capital, L.P. private investment partnership; Chairman of the Boards of the Retail Funds and Institutional Funds (since July 2006); Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly Chairperson of the Insurance Committee (until July 2006) and Vice President, Bankers Trust Company and BT Capital Corporation (1984- 1988).	173	None.

W. Allen Reed (59) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (July 1994-December 2005).	171	Director of GMAC (financial services) and Temple-Inland Industries (packaging, banking and forest products); Director of Legg Mason and Director of the Auburn University Foundation.

Fergus Reid (74) c/o Lumelite Plastics Corporation 85 Charles Coleman Blvd. Pawling, NY 12564	Director	Since June 1992	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	174	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by JP Morgan Investment Management Inc.

Interested Directors:

Number of
Portfolios in
Fund
Complex
	Position(s)	Length of		Overseen by
Name, Age and Address of	Held with	Time		Interested	Other Directorships Held by Interested
Interested Director	Registrant	Served*	Principal Occupation(s) During Past 5 Years	Director**	Director

James F. Higgins (58) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Director	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	173	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*                 This is the earliest date the Director began serving the Retail Funds or Institutional Funds. Each Director serves an indefinite term, until his or her successor is elected.

**          The Fund Complex includes all funds advised by Morgan Stanley Investment Management Inc. and funds that have an investment advisor that is an affiliated entity of Morgan Stanley Investment Management Inc. (including, but not limited to, Morgan Stanley Investments LP and Morgan Stanley Investment Advisors Inc.).

22

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Director and Officer Information (cont’d)

Executive Officers:

	Position(s) Held	Length of Time
Name, Age and Address of Executive Officer	with Registrant	Served*	Principal Occupation(s) During Past 5 Years

Ronald E. Robison (67) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	President and Principal Executive Officer	President since September 2005 and Principal Executive Officer since May 2003

President (since September 2005) and Principal Executive Officer (since May 2003) of funds in the Fund Complex; President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; Managing Director, Director and/or Officer of the Adviser and various entities affiliated with the Adviser; Director of Morgan Stanley SICAV (since May 2004). Formerly, Executive Vice President (July 2003 to September 2005) of funds in the Fund Complex and the Van Kampen Funds; President and Director of the Institutional Funds (March 2001 to July 2003); Chief Administrative Officer of Morgan Stanley Investment Advisors Inc.; Chief Administrative Officer of Morgan Stanley Services Company Inc.

J. David Germany (52) Morgan Stanley Investment Management Limited 20 Bank Street Canary Wharf London, United Kingdom E144AD	Vice President	Since February 2006

Managing Director and (since December 2005) Chief Investment Officer—Global Fixed Income of Morgan Stanley Investment Management; Managing Director and Director of Morgan Stanley Investment Management Limited; Vice President of the Retail and Institutional Funds (since February 2006).

Dennis F. Shea (53) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 2006

Managing Director and (since February 2006) Chief Investment Officer—Global Equity of Morgan Stanley Investment Management; Vice President of the Retail and Institutional Funds (since February 2006). Formerly, Managing Director and Director of Global Equity Research at Morgan Stanley.

Barry Fink (51) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 1997

Managing Director and General Counsel of Morgan Stanley Investment Management; Managing Director of the Adviser and various entities affiliated with the Adviser; Vice President of the Retail Funds and (since July 2003) the Institutional Funds. Formerly, Secretary, General Counsel and/or Director of the Adviser and various entities affiliated with the Adviser; Secretary and General Counsel of the Retail Funds.

Amy R. Doberman (44) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Since July 2004

Managing Director and General Counsel, U.S. Investment Management of Morgan Stanley Investment Management (since July 2004); Vice President of the Retail Funds and the Institutional Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); Secretary (since February 2006) and Managing Director (since July 2004) of the Adviser and various entities affiliated with the Adviser. Formerly, Managing Director and General Counsel — Americas, UBS Global Asset Management (July 2000-July 2004).

Carsten Otto (43) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Chief Compliance Officer	Since October 2004

Managing Director and U.S. Director of Compliance for Morgan Stanley Investment Management (since October 2004); Managing Director and Chief Compliance Officer of Morgan Stanley Investment Management. Formerly, Assistant Secretary and Assistant General Counsel of the Retail Funds.

Stefanie V. Chang Yu (40) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Since December 1997

Executive Director of the Adviser and various entities affiliated with the Adviser; Vice President of the Retail Funds (since July 2002) and the Institutional Funds (since December 1997). Formerly, Secretary of various entities affiliated with the Adviser.

Mary E. Mullin (39) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Secretary	Since June 1999	Executive Director of the Adviser and various entities affiliated with the Adviser; Secretary of the Retail Funds (since July 2003) and the Institutional Funds (since June 1999).

James W. Garrett (38) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Treasurer and Chief Financial Officer	Treasurer since February 2002 and Chief Financial Officer since July 2003

Head of Global Fund Administration; Managing Director of the Adviser and various entities affiliated with the Adviser; Treasurer and Chief Financial Officer of the Institutional Funds. Formerly with PriceWaterhouse LLP (now PricewaterhouseCoopers LLP).

Michael J. Leary (41) JPMorgan Investor Services Co. 73 Tremont Street Boston, MA 02108	Assistant Treasurer	Since March 2003	Director and Vice President of Fund Administration, JPMorgan Investor Services Co. (formerly Chase Global Funds Services Company). Formerly, Audit Manager at Ernst & Young, LLP.

*                 This is the earliest date the Director began serving the Retail Funds or Institutional Funds. Each Director serves an indefinite term, until his or her successor is elected.

23

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Investment Adviser and Administrator	Legal Counsel
Morgan Stanley Investment Management Inc.	Clifford Chance US LLP
1221 Avenue of the Americas	31 West 52nd Street
New York, New York 10020	New York, New York 10019

Distributor	Independent Registered Public Accounting Firm
Morgan Stanley Distribution, Inc.	Ernst & Young LLP
One Tower Bridge	200 Clarendon Street
100 Front Street, Suite 1100	Boston, Massachusetts 02116-5072
West Conshohocken, Pennsylvania 19428-2899

Custodian
JPMorgan Chase Bank, N.A.
270 Park Avenue
New York, New York 10017

The Investment Adviser, Morgan Stanley Investment Management Inc., does business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 1-800-281-2715 or by visiting our website at www.morganstanley.com/im. It is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by calling 1-800-281-2715. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

IS07-00148I-Y12/06

24

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

International Growth Equity Portfolio

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Investment Overview (unaudited)

International Growth Equity Portfolio

The International Growth Equity Portfolio (the “Portfolio”) seeks long-term capital appreciation with a secondary objective of income by investing primarily in a diversified portfolio of equity securities of issuers located in countries other than the United States. Foreign investing involves certain risks, including currency fluctuations and controls, restrictions on foreign investments, less liquidity and the potential for market volatility and political instability.

Performance

For the period from April 28, 2006 (commencement of operations) to December 31, 2006, the Portfolio’s Class II Shares had a total return 8.55%, net of fees, compared to 10.23% for the Morgan Stanley Capital International (MSCI) EAFE Index (the “Index”).

Factors Affecting Performance

•                  In 2006, performance in the international equity markets was strong, boosted by robust corporate earnings growth and a wave of merger and acquisition activity globally. With the exception of Japan, most major indexes outpaced U.S. markets in U.S. dollar terms — the Index posted a total return of 10.23% vs. 9.65% for the S&P 500® Index for the period April 28, 2006 to December 31, 2006.

•                  After the sharp sell-off in the second quarter, which had been driven primarily by rising inflation, increased valuations, and fears of a slowdown in global economic growth, international equity markets showed convincing resilience with a strong recovery in the third and fourth quarters. In addition to the sound corporate earnings growth and feverish merger and acquisition activity, the second-half recovery in international markets was supported by the decision of the U.S. Federal Reserve to pause in August after two years of interest-rate tightening, which caused weakness in the U.S. dollar. Investors in foreign shares benefited as the U.S. dollar lost 10.5% vs. the Euro, lost 12.3% vs. the British pound and lost 1.0% vs. the Japanese yen for the year.

•                  For the period since the Portfolio’s inception on April 28, 2006 through December 31, 2006, the Portfolio outperformed the benchmark in Japan, Asia/Pacific Ex Japan, and the emerging markets. The Portfolio’s relative performance in Japan was strong, driven primarily by a real estate developer that benefited from economic growth in Japan, record earnings in 2006, and raised forecasts for future earnings.

•                  In the Asia/Pacific region, two of the Portfolio’s top performers were an electricity generator, which benefited from soaring demand for electricity accompanying China’s economic growth, and an oil equipment manufacturer, which benefited from higher oil prices that have pushed exploration companies to take longer-term leases on drilling rigs.

•                  The Portfolio’s emerging markets exposure boosted performance in the fourth quarter and since inception. Notably, top contributing holdings in Mexico included a dominant retailer and one of Latin America’s largest mobile-phone companies, both of which continued to expand during the period.

•                  Although the portfolio performed well on a relative basis in Europe in the fourth quarter, performance since inception lagged slightly in the region due to an underweight in the United Kingdom (U.K.), where the FTSE index is near a six-year high.

•                  Since inception, the Portfolio outperformed on a relative basis in seven of the ten Index sectors, led by the outsized gains in the fourth quarter in the industrials sector. The Portfolio underperformed in both the fourth quarter and since inception in the materials sector due to lower than benchmark exposure to this sector and limited exposure to steel companies whose share prices rose on increased mergers and acquisitions activity.

Management Strategies

•                  The surprises in 2006 were the strong equity markets and economic performance on a global scale, particularly in Europe, where profits have risen at least 14% annually for the past three years; in Japan, where the economic expansion is on course to be its longest in half a century according to the Organization for Economic Cooperation and Development (OECD); and in the emerging markets where Gross Domestic Product is estimated to be 5.4% in 2006.

•                  We believe enthusiasm for sustained rapid global growth, however, has been muted as the European Central Bank (ECB) raised its key interest rate to a four-year high of 3.5% in December, and central banks in the U.K., Japan, and emerging markets such as India and China initiated rate hikes in 2006.

•                  Given the leadership of value-oriented and lower-quality stocks in the lower interest rate environment of the past few years, we believe investors may soon focus on higher-quality, lower-leveraged companies with strong balance sheets as rates move higher.

1

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Investment Overview (cont’d)

International Growth Equity Portfolio

•                  Given our emphasis on building diversified portfolios across regions, and investing in higher-quality, growth companies, we believe the Portfolio is well positioned for the possible market rotation and forecasted global economic slowdown.

January 2007

Performance Compared to the Morgan Stanley Capital International (MSCI) EAFE Index(1)

Total Returns(2)
Cumulative
Since
Inception(4)

Portfolio – Class II(3)	8.55%
MSCI EAFE Index	10.23

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit www.morganstanley.com/im. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would be lower.

(1)

The Morgan Stanley Capital International (MSCI) EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding U.S. and Canada. The MSCE EAFE index consists of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)

Total returns for the Portfolio reflect fees waived and expenses reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would have been lower. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/ or reimbursement at any time.

(3)	Commenced operations on April 28, 2006.
(4)

For comparative purposes, average annual since inception returns listed for the Index refers to the inception date or initial offering of the respective share class of the Portfolio, not the inception of the Index.

*                 Commenced operations on April 28, 2006.

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class II shares) and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note E) in the Notes to Financial Statements. Therefore, the annualized net expense ratios may differ from the ratio of the expenses to average net assets shown in the Financial Highlights.

2

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Investment Overview (cont’d)

International Growth Equity Portfolio

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	July 1, 2006 —
	Account Value	December 31,	December 31,
	July 1, 2006	2006	2006
Class II
Actual	$1,000.00	$1,156.00	$7.28
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.45	6.82

*                 Expenses are equal to the Portfolio’s annualized net expense ratio of 1.34%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type as a percentage of total investments.

*                 Industries which do not appear in the top 10 industries, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

3

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Portfolio of Investments

International Growth Equity Portfolio

		Value
	Shares	(000)
Common Stocks (100.5%)
Australia (1.5%)
BHP Billiton Ltd.	7,723	$154
Austria (4.7%)
Andritz AG	751	163
Erste Bank der Oesterreichischen Sparkassen AG	2,411	185
Telekom Austria AG	4,354	117
		465
Canada (1.4%)
EnCana Corp.	3,100	143
Finland (4.4%)
Fortum Oyj	7,019	200
Kone Oyj, Class B	2,537	144
Neste Oil Oyj	3,308	100
		444
France (10.8%)
AXA S.A.	4,230	171
BNP Paribas	1,428	156
Cie Generale d’Optique Essilor International S.A.	1,538	165
LVMH Moet Hennessy Louis Vuitton S.A.	1,094	116
Schneider Electric S.A.	1,063	118
Total S.A.	3,082	222
Vallourec	437	127
		1,075
Germany (9.0%)
Celesio AG	2,122	114
Continental AG	1,689	197
Deutsche Bank AG (Registered)	1,060	142
E.ON AG	1,423	193
Porsche AG (Preference)	100	127
SAP AG	2,280	121
		894
Greece (2.7%)
Coca Cola Hellenic Bottling Co. S.A.	3,183	124
National Bank of Greece S.A.	3,084	142
		266
Hong Kong (5.2%)
China Resources Power Holdings Co.	96,000	145
CNOOC Ltd.	128,900	122
Esprit Holdings Ltd.	14,000	156
Parkson Retail Group Ltd.	19,300	96
		519
India (2.7%)
Bharti Airtel Ltd.	(a)7,700	113
ICICI Bank Ltd. ADR	3,700	154
		267
Ireland (4.7%)
Allied Irish Banks plc	4,555	135
Anglo Irish Bank Corp. plc	10,291	214
CRH plc	3,005	125
		474
Israel (0.9%)
Teva Pharmaceutical Industries Ltd. ADR	2,900	90
Japan (17.4%)
Canon, Inc.	2,900	$163
Casio Computer Co., Ltd.	6,000	136
Credit Saison Co., Ltd.	2,600	89
Daiwa Securities Group, Inc.	9,000	101
Hoya Corp.	3,000	117
Kobe Steel Ltd.	32,000	110
Kubota Corp.	13,000	120
ORIX Corp.	410	119
Sharp Corp.	7,000	121
Shin-Etsu Chemical Co., Ltd.	1,600	107
Sumitomo Realty & Development Co., Ltd	6,000	193
Terumo Corp.	2,800	110
Toray Industries, Inc.	16,000	120
Toyota Motor Corp.	2,000	134
		1,740
Mexico (3.1%)
America Movil S.A. de C.V., Class L ADR	2,800	127
Wal-Mart de Mexico S.A. de C.V. ADR	4,100	180
		307
Netherlands (4.3%)
ING Groep N.V. CVA	4,574	203
Reed Elsevier N.V.	6,122	105
Royal Numico N.V.	2,235	120
		428
Norway (3.1%)
Telenor ASA	9,368	176
TGS Nopec Geophysical Co., ASA	(a)6,289	130
		306
Singapore (3.0%)
DBS Group Holdings Ltd.	8,000	118
Keppel Corp., Ltd.	16,000	184
		302
South Korea (0.9%)
Samsung Electronics Co., Ltd. GDR	(b)286	94
Spain (1.2%)
Banco Popular Espanol S.A.	6,795	123
Sweden (2.6%)
Getinge AB, Class B	6,399	143
Telefonaktiebolaget LM Ericsson, Class B	27,713	112
		255
Switzerland (6.5%)
ABB Ltd.	9,651	173
Nestle S.A. (Registered)	400	142
Novartis AG (Registered)	1,709	98
Roche Holding AG	658	118
SGS S.A.	110	123
		654
Turkey (0.8%)
Akbank T.A.S. ADR	6,352	77

The accompanying notes are an integral part of the financial statements.

4

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Portfolio of Investments (cont’d)

International Growth Equity Portfolio

		Value
	Shares	(000)
United Kingdom (9.6%)
Barclays plc	7,513	$107
Capita Group plc	9,731	116
HSBC Holdings plc	5,824	106
Prudential plc	9,108	125
Reckitt Benckiser plc	3,142	143
Royal Bank of Scotland Group plc	3,142	123
SABMiller plc	4,660	107
Tesco plc	17,041	135
		962
Total Common Stocks (Cost $9,064)		10,039

	Face
	Amount
	(000)
Short-Term Investment (2.8%)
Repurchase Agreement (2.8%)
J.P. Morgan Securities, Inc., 5.20%, dated 12/29/06, due 1/2/07, repurchase price $279 (Cost $279)	$ (c)279	279
Total Investments (103.3%) (Cost $9,343)		10,318
Liabilities in Excess of Other Assets (-3.3%)		(325)
Net Assets (100%)		$9,993

(a)	Non-income producing security.
(b)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,856,998,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 1/16/07 to 10/23/35; Federal Home Loan Bank, 0.00% to 7.38%, due 1/3/07 to 6/5/28; Federal Home Loan Mortgage Corp., 0.00% to 6.75%, due 1/2/07 to 7/15/32; Federal National Mortgage Association, 0.00% to 8.20%, due 1/12/07 to 11/15/30; Tennessee Valley Authority, 5.38% to 6.75%, due 11/13/08 to 4/1/36, which had a total value of $1,894,142,869. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

ADR	American Depositary Receipt
CVA	Certificaten Van Aandelen
GDR	Global Depositary Receipt

The accompanying notes are an integral part of the financial statements.

5

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

International Growth Equity Portfolio

Statement of Assets and Liabilities

December 31, 2006
(000)
Assets:
Investments, at Value (Cost $9,343)	$10,318
Cash	@—
Due from Adviser	37
Foreign Currency (Cost $25)	25
Dividends Receivable	4
Foreign Withholding Tax Reclaim Receivable	1
Interest Receivable	@—
Total Assets	10,385
Liabilities:
Payable for Investments Purchased	187
Payable for Portfolio Shares Redeemed	128
Shareholder Reporting Fees Payable	50
Custodian Fees Payable	13
Administration Fees Payable	2
Distribution Fees — Class II Shares	2
Directors’ Fees and Expenses Payable	@—
Other Liabilities	10
Total Liabilities	392
NET ASSETS	$9,993
Net Assets Consist of:
Paid-in Capital	$9,112
Undistributed (Distributions in Excess of) Net Investment Income	(5)
Accumulated Net Realized Gain (Loss)	(89)
Unrealized Appreciation (Depreciation) on:
Investments	975
Foreign Currency Exchange Contracts and Translations	@—
Net Assets	$9,993
Net Asset Value, Offering and Redemption Price Per Share Applicable to 921,488 Outstanding $0.001
Par Value Shares (Authorized 500,000,000 Shares)	$10.84

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

6

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

International Growth Equity Portfolio

Statement of Operations

Period Ended
December 31, 2006*
(000)
Investment Income:
Dividends (Net of $6 Foreign Taxes Withheld)	$71
Interest	11
Total Investment Income	82
Expenses:
Shareholder Reporting Fees	55
Custodian Fees (Note E)	37
Investment Advisory Fees (Note B)	36
Professional Fees	24
Distribution Fees – Class II Shares (Note D)	17
Administration Fees (Note C)	12
Directors’ Fees and Expenses	@—
Other	8
Total Expenses	189
Investment Advisory Fees Voluntarily Waived (Note B)	(36)
Expenses Reimbursed by Adviser (Note B)	(84)
Distribution Fees – Class II Shares Waived (Note D)	(5)
Expense Offset (Note E)	@—
Net Expenses	64
Net Investment Income (Loss)	18
Realized Gain (Loss) on:
Investments Sold	(89)
Foreign Currency Transactions	(12)
Net Realized Gain (Loss)	(101)
Change in Unrealized Appreciation (Depreciation) on:
Investments	975
Foreign Currency Exchange Contracts and Translations	@—
Net Change in Unrealized Appreciation (Depreciation)	975
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	874
Net Increase (Decrease) in Net Assets Resulting from Operations	$892

* For the period from April 28, 2006 (commencement of operations) to December 31, 2006.

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

7

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

International Growth Equity Portfolio

Statement of Changes in Net Assets

Period Ended
December 31, 2006*
(000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income (Loss)	$18
Net Realized Gain (Loss)	(101)
Net Change in Unrealized Appreciation (Depreciation)	975
Net Increase (Decrease) in Net Assets Resulting from Operations	892
Distributions from and/or in Excess of:
Class II:
Net Investment Income	(14)
Capital Share Transactions:(1)
Class II:
Subscriptions	9,472
Distributions Reinvested	6
Redemptions	(363)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	9,115
Total Increase (Decrease) in Net Assets	9,993
Net Assets:
Beginning of Period	—
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $(5))	$9,993

(1)	Capital Share Transactions:
	Class II:
	Shares Subscribed	956
	Shares Issued on Distributions Reinvested	1
	Shares Redeemed	(36)
	Net Increase (Decrease) in Class II Shares Outstanding	921

*                 For the period from April 28, 2006 (commencement of operations) to December 31, 2006.

The accompanying notes are an integral part of the financial statements.

8

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Financial Highlights

International Growth Equity Portfolio

	Class II
	Period from
	April 28, 2006*
Selected Per Share Data and Ratios	to December 31, 2006
Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Investment Operations
Net Investment Income (Loss)#	0.03
Net Realized and Unrealized Gain (Loss)	0.82
Total from Investment Operations	0.85
Distributions from and/or in Excess of:
Net Investment Income	(0.01)
Net Asset Value, End of Period	$10.84
Total Return ±	8.55	%††
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$9,993
Ratio of Expenses to Average Net Assets (1)	1.35	%**
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.38	%**
Portfolio Turnover Rate	10	%††

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
Expenses to Average Net Assets	3.95	%**
Net Investment Income (Loss) to Average Net Assets	(2.23	)%**

*	Commencement of operations
**	Annualized
#	Per share amount is based on average shares outstanding.
††	Not annualized
±

Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

9

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Notes to Financial Statements

The Universal Institutional Funds, Inc., (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the International Growth Equity Portfolio. The Portfolio seeks long-term capital appreciation, with a secondary objective of income. The Portfolio currently offers Class II shares only; although Class I shares may be offered in the future. The Portfolio commenced operations on April 28, 2006.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.              Security Valuation: Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.              Repurchase Agreements: The Portfolio may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.              Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

•                  investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

•                  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign

10

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Notes to Financial Statements (cont’d)

exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

At December 31, 2006, the net assets of the Portfolio were substantially comprised of foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

Prior governmental approval for foreign investments may be required under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations. As a result, an additional class of shares (identified as “Foreign” in the Portfolio of Investments) may be created and offered for investment. The “local” and “foreign” shares’ market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

4.              Foreign Currency Exchange Contracts: The Portfolio may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates and, in certain situations, to gain exposure to foreign currencies. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

5.              New Accounting Pronouncements: In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109” (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the Portfolio NAV calculations as late as the Portfolio’s last NAV calculation in the first required financial statement period. As a result, the Portfolio will incorporate FIN 48 in its semi annual report on June 30, 2007. The impact to the Portfolio’s financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management

11

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Notes to Financial Statements (cont’d)

is currently evaluating the impact the adoption of SFAS 157 will have on the Portfolios’ financial statement disclosures.

6.              Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate measures.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer’s share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

First $1	More than
billion	$1 billion
0.75%	0.70%

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.35%. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time. For the period ended December 31, 2006, this waiver amounted to $120,000.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund. In addition, the Fund incurs local administration fees in connection with doing business in certain emerging market countries.

D. Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.10% of the 0.35% distribution fee that it may receive. For the period ended December 31, 2006, this waiver amounted to $5,000.

E. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits, if any, are shown as “Expense Offset” on the Statement of Operations.

F. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G. Federal Income Taxes: It is the Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

12

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Notes to Financial Statements (cont’d)

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2006 was as follows:

2006 Distributions Paid
From:
Ordinary	Long-Term
Income	Capital Gain
(000)	(000)
$14	$—

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains and losses related to foreign currency transactions non-deductibility of offering costs, resulted in the following reclassifications among the components of net assets at December 31, 2006:

Increase (Decrease)
Accumulated
Undistributed
(Distributions in
Excess of) Net	Accumulated
Investment Income	Net Realized	Paid-in
(Loss)	Gain (Loss)	Capital
(000)	(000)	(000)
$(9)	$12	$(3)

At December 31, 2006, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed	Undistributed
Ordinary	Long-Term
Income	Capital Gain
(000)	(000)
$4	$—

At December 31, 2006, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

			Net
			Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
(000)	(000)	(000)	(000)
$9,351	$1,125	$(158)	$967

At December 31, 2006, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $89,000 which will expire on December 31, 2014.

To the extent that capital loss carryforwards are used to offset any future net capital gains realized during the carryforward period as provided by U.S. tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are so offset, such gains will not be distributed to shareholders.

Net capital, passive foreign investment company (“PFIC”) and currency losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Portfolio’s next taxable year. For the year ended December 31, 2006, the Portfolio deferred to January 3, 2007, for U.S. Federal income tax purposes, post-October currency losses of $488.

H. Other: For the period ended December 31, 2006, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $9,852,000 and $690,000 respectively. There were no purchases and sales of long-term U.S. Government securities for the period ended December 31, 2006.

During the period ended December 31, 2006, the Portfolio incurred $30 of brokerage commissions to Morgan Stanley & Co. Incorporated, an affiliated broker dealer.

At December 31, 2006, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 38.5%.

13

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Notes to Financial Statements (cont’d)

I. Supplemental Proxy Information (unaudited): On August 1, 2006, a Special Meeting of Shareholders of the Fund was scheduled in order to vote on the proposals set forth below. The meetings were held on August 1, 2006. The results are as follows:

(1) Election of Directors:

	For	Withhold	Abstain	BNV**
Frank L. Bowman	260,067,853	10,108,296	—	—
Kathleen A. Dennis	259,931,765	10,244,384	—	—
Michael F. Klein	259,401,451	10,774,698	—	—
W. Allen Reed	259,540,071	10,636,078	—	—

(2) Modify certain fundamental investment restrictions for the Portfolio:

	For	Against	Abstain	BNV**
Modify Fundamental policy regarding diversification	569,510	0	0	—
Modify fundamental policy regarding borrowing money	569,510	0	0	—
Modify fundamental policy regarding loans	569,510	0	0	—
Modify fundamental policy regarding investment in commodities, commodity contracts and futures contracts	569,510	0	0	—
Modify fundamental policy regarding issuance of senior securities	569,510	0	0	—

**          Broker "non-votes" are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.

14

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of
The Universal Institutional Funds, Inc. -
International Growth Equity Portfolio

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of International Growth Equity Portfolio (one of the portfolios constituting The Universal Institutional Funds, Inc.) (the “Portfolio”) as of December 31, 2006, and the related statements of operations, changes in net assets, and the financial highlights for the period from April 28, 2006 (commencement of operations) to December 31, 2006. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of International Growth Equity Portfolio of The Universal Institutional Funds, Inc. at December 31, 2006, the results of its operations, changes in its net assets, and the financial highlights for the period from April 28, 2006 (commencement of operations) to December 31, 2006, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
February 16, 2007

15

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Federal Income Tax Information (unaudited)

For the period ended December 31, 2006, the Portfolio intends to pass through to shareholders foreign tax credits of approximately $4,000 and has derived gross income from sources within foreign countries in the amount of approximately $71,000.

16

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Director and Officer Information (unaudited)

Independent Directors:

				Number of
				Portfolios in
				Fund
				Complex
				Overseen
	Position(s)	Length of		by
Name, Age and Address of	Held with	Time		Independent	Other Directorships Held by Independent
Independent Director	Registrant	Served*	Principal Occupation(s) During Past 5 Years	Director**	Director
Frank L. Bowman (62) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) (since February 2005); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly variously, Admiral in the U.S. Navy, Director of Naval Nuclear Propulsion Program and Deputy Administrator— Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004). Honorary Knight Commander of the Most Excellent Order of the British Empire.	171	Director of the National Energy Foundation, the U.S. Energy Association, the American Council for Capital Formation and the Armed Services YMCA of the USA.

Michael Bozic (65) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since April 2004

Private Investor; Chairperson of the Valuation, Insurance and Compliance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly Chairperson of the Insurance Committee (July 2006-September 2006), Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987- 1991) of the Sears Merchandise Group of Sears Roebuck & Co.

				173	Director of various business organizations.

Kathleen A. Dennis (53) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	President, Cedarwood Associates (mutual fund consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	171	None.

Dr. Manuel H. Johnson (57) c/o Johnson Smick Group, Inc. 888 16th Street, NW Suite 740 Washington, D.C. 20006	Director	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C) international economic commission; formerly Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	173	Director of NVR, Inc. (home construction); Director of KFX Energy; Director of RBS Greenwich Capital Holdings (financial holding company).

Joseph J. Kearns (64) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Director	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); formerly Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001- July 2003); formerly CFO of the J. Paul Getty Trust.	174	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation and the UCLA Foundation.

17

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Director and Officer Information (cont’d)

Independent Directors (cont’d):

				Number of
				Portfolios in
				Fund
				Complex
				Overseen
	Position(s)	Length of		by
Name, Age and Address of	Held with	Time		Independent	Other Directorships Held by Independent
Independent Director	Registrant	Served*	Principal Occupation(s) During Past 5 Years	Director**	Director
Michael F. Klein (48) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	Chief Operating Officer and Managing Director, Aetos Capital, LLC (since March 2000); Chairperson of the Fixed-Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly Managing Director, Morgan Stanley & Co., Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co., Inc. and Morgan Stanley Dean Witter Investment Management (August 1997- December 1999).	171	Director of certain investment funds managed or sponsored by Aetos Capital LLC.

Michael E. Nugent (70) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairman of the Board and Director	Chairman of the Boards since July 2006 and Trustee since July 1991	General Partner of Triumph Capital, L.P. private investment partnership; Chairman of the Boards of the Retail Funds and Institutional Funds (since July 2006); Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly Chairperson of the Insurance Committee (until July 2006) and Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	173	None.

W. Allen Reed (59) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (July 1994-December 2005).	171	Director of GMAC (financial services) and Temple-Inland Industries (packaging, banking and forest products); Director of Legg Mason and Director of the Auburn University Foundation.

Fergus Reid (74) c/o Lumelite Plastics Corporation 85 Charles Coleman Blvd. Pawling, NY 12564	Director	Since June 1992	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	174	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by JP Morgan Investment Management Inc.

Interested Directors:

Number of
Portfolios in
Fund
Complex
Overseen
	Position(s)	Length of		by
Name, Age and Address of	Held with	Time		Interested	Other Directorships Held by Interested
Interested Director	Registrant	Served*	Principal Occupation(s) During Past 5 Years	Director**	Director
James F. Higgins (58) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Director	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	173	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*                 This is the earliest date the Director began serving the Retail Funds or Institutional Funds. Each Director serves an indefinite term, until his or her successor is elected.

**          The Fund Complex includes all funds advised by Morgan Stanley Investment Management Inc. and funds that have an investment advisor that is an affiliated entity of Morgan Stanley Investment Management Inc. (including, but not limited to, Morgan Stanley Investments LP and Morgan Stanley Investment Advisors Inc.).

18

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Director and Officer Information (cont’d)

Executive Officers:

	Position(s) Held	Length of Time
Name, Age and Address of Executive Officer	with Registrant	Served*	Principal Occupation(s) During Past 5 Years
Ronald E. Robison (67) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	President and Principal Executive Officer	President since September 2005 and Principal Executive Officer since May 2003

President (since September 2005) and Principal Executive Officer (since May 2003) of funds in the Fund Complex; President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; Managing Director, Director and/or Officer of the Adviser and various entities affiliated with the Adviser; Director of Morgan Stanley SICAV (since May 2004). Formerly, Executive Vice President (July 2003 to September 2005) of funds in the Fund Complex and the Van Kampen Funds; President and Director of the Institutional Funds (March 2001 to July 2003); Chief Administrative Officer of Morgan Stanley Investment Advisors Inc.; Chief Administrative Officer of Morgan Stanley Services Company Inc.

J. David Germany (52) Morgan Stanley Investment Management Limited 20 Bank Street Canary Wharf London, United Kingdom E144AD	Vice President	Since February 2006

Managing Director and (since December 2005) Chief Investment Officer—Global Fixed Income of Morgan Stanley Investment Management; Managing Director and Director of Morgan Stanley Investment Management Limited; Vice President of the Retail and Institutional Funds (since February 2006).

Dennis F. Shea (53) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 2006

Managing Director and (since February 2006) Chief Investment Officer—Global Equity of Morgan Stanley Investment Management; Vice President of the Retail and Institutional Funds (since February 2006). Formerly, Managing Director and Director of Global Equity Research at Morgan Stanley.

Barry Fink (51) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 1997

Managing Director and General Counsel of Morgan Stanley Investment Management; Managing Director of the Adviser and various entities affiliated with the Adviser; Vice President of the Retail Funds and (since July 2003) the Institutional Funds. Formerly, Secretary, General Counsel and/or Director of the Adviser and various entities affiliated with the Adviser; Secretary and General Counsel of the Retail Funds.

Amy R. Doberman (44) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Since July 2004

Managing Director and General Counsel, U.S. Investment Management of Morgan Stanley Investment Management (since July 2004); Vice President of the Retail Funds and the Institutional Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); Secretary (since February 2006) and Managing Director (since July 2004) of the Adviser and various entities affiliated with the Adviser. Formerly, Managing Director and General Counsel — Americas, UBS Global Asset Management (July 2000-July 2004).

Carsten Otto (43) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Chief Compliance Officer	Since October 2004

Managing Director and U.S. Director of Compliance for Morgan Stanley Investment Management (since October 2004); Managing Director and Chief Compliance Officer of Morgan Stanley Investment Management. Formerly, Assistant Secretary and Assistant General Counsel of the Retail Funds.

Stefanie V. Chang Yu (40) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Since December 1997

Executive Director of the Adviser and various entities affiliated with the Adviser; Vice President of the Retail Funds (since July 2002) and the Institutional Funds (since December 1997). Formerly, Secretary of various entities affiliated with the Adviser.

Mary E. Mullin (39) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Secretary	Since June 1999	Executive Director of the Adviser and various entities affiliated with the Adviser; Secretary of the Retail Funds (since July 2003) and the Institutional Funds (since June 1999).

James Garrett (38) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Treasurer and Chief Financial Officer	Treasurer since February 2002 and Chief Financial Officer since July 2003

Head of Global Fund Administration; Managing Director of the Adviser and various entities affiliated with the Adviser; Treasurer and Chief Financial Officer of the Institutional Funds. Formerly with PriceWaterhouse LLP (now PricewaterhouseCoopers LLP).

Michael J. Leary (41) JPMorgan Investor Services Co. 73 Tremont Street Boston, MA 02108	Assistant Treasurer	Since March 2003	Director and Vice President of Fund Administration, JPMorgan Investor Services Co. (formerly Chase Global Funds Services Company). Formerly, Audit Manager at Ernst & Young, LLP.

*                 This is the earliest date the Director began serving the Retail Funds or Institutional Funds. Each Director serves an indefinite term, until his or her successor is elected.

19

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Investment Adviser and Administrator	Legal Counsel
Morgan Stanley Investment Management Inc.	Clifford Chance US LLP
1221 Avenue of the Americas	31 West 52nd Street
New York, New York 10020	New York, New York 10019

Distributor	Independent Registered Public Accounting Firm
Morgan Stanley Distribution, Inc.	Ernst & Young LLP
One Tower Bridge	200 Clarendon Street
100 Front Street, Suite 1100	Boston, Massachusetts 02116-5072
West Conshohocken, Pennsylvania 19428-2899

Custodian
JPMorgan Chase Bank, N.A.
270 Park Avenue
New York, New York 10017

The Investment Adviser, Morgan Stanley Investment Management Inc., does business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 1-800-281-2715 or by visiting our website at www.morganstanley.com/im. It is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by calling 1-800-281-2715. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

IS07-00161P-Y12/06

20

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Mid Cap Growth Portfolio

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Investment Overview (unaudited)

Mid Cap Growth Portfolio

The Mid Cap Growth Portfolio (the “Portfolio”) seeks long-term capital growth by investing primarily in growth-oriented equity securities of U.S. mid cap companies and foreign companies including emerging market securities. Investments in mid cap corporations are more vulnerable to financial risks and other risks than larger corporations and may involve a higher degree of price volatility than investments in the general equity markets.

Performance

For the year ended December 31, 2006, the Portfolio’s Class I Shares had a total return of 9.28%, net of fees, compared to 10.66% for the Russell Midcap® Growth Index (the “Index”). The Portfolio’s Class II shares had a total return of 9.14%, net of fees.

Factors Affecting Performance

•          Over the twelve month period ended December 31, 2006, the markets advanced despite considerable volatility. During the first half of the year, investors grappled with high oil prices, rising interest rates, a slowing housing market and an uptick in inflation. Moreover, the Federal Open Market Committee (FOMC) continued its policy of monetary tightening. Investor anxieties erupted in May and June in the form of a market sell-off following the FOMC’s sixteenth and seventeenth consecutive federal funds rate increases. By August the markets once again entered positive territory. The FOMC stopped raising the target federal funds rate following its June 29th meeting, and left the rate unchanged for the remainder of its policy meetings in 2006. Energy prices were still elevated but receded from the record high set in July. For the most part, corporate earnings reported throughout the year were still better than expected, company balance sheets were healthy, and the exceptionally strong pace of merger and acquisition activity that began in 2005 continued into 2006.

•          Although disappointing gross domestic product (GDP) growth data was reported for the second and third quarters, economic growth slowed and housing data continued to decline, the U.S. economy still progressed. By the end of the year, it appeared that the immediate threat of recession subsided and a “soft landing” seemed more possible.

•          For the year, value stocks outperformed growth stocks, continuing a recent trend. For this same period, mid-cap securities lagged both large- and small-cap stocks.

•          The Portfolio performed in line with the Index for the reported period. Overall, stock selection detracted from performance while sector allocation contributed positively to returns.

•          Relative to the Index, the top performing sectors for the Portfolios were the multi-industry (“other”), technology and consumer staples sectors. Stock selection in the “other” sector, which includes conglomerates, added to relative returns.

•          Within the technology sector, stock selection in computer services software and systems firms and semiconductors benefited performance. An underweight allocation here also proved advantageous. Additionally, security selection in the producer durables sectors helped returns.

•          A large sector overweight in consumer discretionary significantly detracted from the Portfolio’s performance. Although stock selection in the commercial services and education services industries within this sector also proved detrimental, this only modestly affected returns. Moreover, investment in radio and television broadcasters and textiles apparel manufacturers did help to mitigate unfavorable performance.

•          An underweight position in the materials and processing sector hindered returns, as did selection of building material companies and an avoidance of the copper industry.

•          Within the financial services sector, stock selection in investment management companies along with an avoidance of real estate investment trusts (REITs) hampered performance. An underweight allocation also stifled gains.

Management Strategies

•          It is our goal to hold a portfolio of high quality growth stocks we believe will perform well regardless of the market environment. We continue to favor companies that have some uniqueness or dynamic competitive advantage in their business model, with a high quality stream of cash flow and the ability to redeploy capital at a high rate of return.

•          For the year, the consumer discretionary sector represented the largest sector weight and overweight in the Portfolio, followed by the financial services and the health care sectors. The financial services and health care sectors were underweight relative to the Index.

January 2007

1

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Investment Overview (cont’d)

Mid Cap Growth Portfolio

Performance Compared to the Russell Midcap® Growth Index(1)

	Total Returns(2)
		Average Annual
	One	Five	Since
	Year	Year	Inception(5)
Portfolio – Class I(3)	9.28%	8.80%	4.60%
Russell Midcap® Growth Index	10.66	8.22	5.98

Portfolio – Class II(4)	9.14	—	20.99
Russell Midcap® Growth Index	10.66	—	18.57

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit www.morganstanley.com/im. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would be lower.

(1)          The Russell Midcap® Growth Index measures the performance of those Russell Midcap® companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)          Total returns for the Portfolio reflect fees waived and expenses reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.

(3)          Commenced operations on October 18, 1999.

(4)          Commenced operations on May 5, 2003.

(5)          For comparative purposes, average annual since inception returns listed for the Index refers to the inception date or initial offering of the respective share class of the Portfolio, not the inception of the Index.

*                 Commenced operations on October 18, 1999.

**          Commenced operations on May 5, 2003.

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested.

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class II shares) and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note E in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from

2

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Investment Overview (cont’d)

Mid Cap Growth Portfolio

the ratio of the expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending Account	During Period*
	Account Value	Value	July 1, 2006 —
	July 1,	December 31,	December 31,
	2006	2006	2006
Class I
Actual	$1,000.00	$1,057.20	$5.44
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.91	5.35

Class II
Actual	1,000.00	1,055.70	5.96
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.41	5.85

*                 Expenses are equal to Class I and Class II shares’ annualized net expense ratios of 1.05% and 1.15%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*                 Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

3

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Portfolio of Investments

Mid Cap Growth Portfolio

		Value
	Shares	(000)
Common Stocks (93.0%)
Advertising Agencies (5.7%)
Focus Media Holdings Ltd. ADR	(a)47,222	$3,135
Lamar Advertising Co., Class A	(a)74,811	4,892
Monster Worldwide, Inc.	(a)196,919	9,184
		17,211
Air Transport (2.5%)
Expeditors International Washington, Inc.	187,408	7,590
Building: Cement (1.1%)
Florida Rock Industries, Inc.	74,379	3,202
Casinos & Gambling (3.8%)
Station Casinos, Inc.	48,698	3,977
Wynn Resorts Ltd.	80,158	7,523
		11,500
Chemicals (1.1%)
Cabot Corp.	74,986	3,267
Communications Technology (2.0%)
Crown Castle International Corp.	(a)191,655	6,190
Computer Services Software & Systems (2.8%)
Baidu.Com ADR	(a)36,861	4,155
Salesforce.com, Inc.	(a)118,244	4,310
		8,465
Consumer Electronics (1.0%)
Activision, Inc.	(a)177,082	3,053
Diversified (1.1%)
St. Joe Co. (The)	59,528	3,189
Diversified Financial Services (1.7%)
Calamos Asset Management, Inc., Class A	189,986	5,097
Drugs & Pharmaceuticals (1.8%)
Gen-Probe, Inc.	(a)104,537	5,475
Education Services (1.0%)
Apollo Group, Inc., Class A	(a)78,213	3,048
Electronics: Semi-Conductors/Components (3.0%)
Marvell Technology Group Ltd.	(a)256,518	4,923
Tessera Technologies, Inc.	(a)101,714	4,103
		9,026
Energy — Miscellaneous (6.7%)
Southwestern Energy Co.	(a)209,968	7,359
Ultra Petroleum Corp.	(a)273,357	13,053
		20,412
Financial — Miscellaneous (0.8%)
Brown & Brown, Inc.	89,636	2,529
Health Care Services (4.9%)
Dade Behring Holdings, Inc.	200,060	7,964
Stericycle, Inc.	(a)91,227	6,888
		14,852
Homebuilding (3.4%)
Desarrolladora Homex S.A. de CV ADR	(a)113,284	6,692
NVR, Inc.	(a)5,493	3,543
		10,235
Hotel/Motel (5.5%)
Choice Hotels International, Inc.	90,926	$3,828
Hilton Hotels Corp.	97,317	3,397
Intercontinental Hotels Group plc ADR	376,167	9,498
		16,723
Insurance: Property & Casualty (1.1%)
Alleghany Corp.	(a)9,437	3,431
Investment Management Companies (0.9%)
Janus Capital Group, Inc.	127,143	2,745
Manufacturing (1.5%)
Pentair, Inc.	148,757	4,671
Medical & Dental Instruments & Supplies (1.1%)
Techne Corp.	(a)60,647	3,363
Paper (1.0%)
MeadWestvaco Corp.	97,671	2,936
Producer Durables — Miscellaneous (1.0%)
Eastman Kodak Co.	117,331	3,027
Radio & TV Broadcasters (3.3%)
Grupo Televisa S.A. ADR	366,122	9,889
Real Estate (1.1%)
Realogy Corp.	(a)111,825	3,391
Real Estate Investment Trusts (REIT) (0.5%)
Brookfield Asset Management, Inc., Class A	29,226	1,408
Restaurants (2.3%)
Wendy’s International, Inc.	206,265	6,825
Retail (9.8%)
Abercrombie & Fitch Co.	125,734	8,755
Amazon.Com, Inc.	(a)243,236	9,598
Expedia, Inc.	(a)186,442	3,912
PetSmart, Inc.	92,835	2,679
Urban Outfitters, Inc.	(a)198,713	4,576
		29,520
Savings & Loan (1.5%)
Peoples Bank Of Bridgeport, CT	104,154	4,647
Services: Commercial (11.7%)
ChoicePoint, Inc.	(a)155,016	6,105
Corporate Executive Board Co.	126,453	11,090
Iron Mountain, Inc.	(a)187,001	7,731
ITT Educational Services, Inc.	(a)42,768	2,838
Leucadia National Corp.	146,309	4,126
Weight Watchers International, Inc.	66,801	3,509
		35,399
Shipping (2.2%)
C.H. Robinson Worldwide, Inc.	162,743	6,655
Utilities: Gas Pipelines (1.0%)
Questar Corp.	36,871	3,062
Utilities: Telecommunications (3.1%)
NII Holdings, Inc.	(a)144,959	9,341
Total Common Stocks (Cost $245,611)		281,374
Investment Company (1.0%)
Aeroplan Income Fund (Cost $3,054)	206,943	3,011

The accompanying notes are an integral part of the financial statements.

4

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Portfolio of Investments (cont’d)

Mid Cap Growth Portfolio

	Face
	Amount	Value
	(000)	(000)
Repurchase Agreement (6.6%)
J.P. Morgan Securities, Inc., 5.20%, dated 12/29/06, due 1/2/07, repurchase price $20,013 (Cost $20,001)	$ (b)20,001	$20,001
Total Investments (100.6%) (Cost $268,666)		304,386
Liabilities in Excess of Other Assets (-0.6%)		(1,952)
Net Assets (100%)		$302,434

(a)                                  Non-income producing security.

(b)                                 Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,856,998,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 1/16/07 to 10/23/35; Federal Home Loan Bank, 0.00% to 7.38%, due 1/3/07 to 6/5/28; Federal Home Loan Mortgage Corp., 0.00% to 6.75%, due 1/2/07 to 7/15/32; Federal National Mortgage Association, 0.00% to 8.20%, due 1/12/07 to 11/15/30; Tennessee Valley Authority, 5.38% to 6.75%, due 11/13/08 to 4/1/36, which had a total value of $1,894,142,869. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

ADR                     American Depositary Receipt

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
USD	62	$62	1/2/07	CAD	72	$62	$ @—
USD	413	413	1/3/07	CAD	479	411	(2)
		$475				$473	$(2)

CAD —	Canadian Dollar
USD —	United States Dollar
@	Amount is less than $500

The accompanying notes are an integral part of the financial statements.

5

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Mid Cap Growth Portfolio

December 31, 2006
Statement of Assets and Liabilities	(000)
Assets:
Investments, at Value (Cost $268,666)	$304,386
Cash	@—
Receivable for Portfolio Shares Sold	292
Dividends Receivable	61
Interest Receivable	9
Other Assets	3
Total Assets	304,751
Liabilities:
Payable for Investments Purchased	1,405
Investment Advisory Fees Payable	542
Payable for Portfolio Shares Redeemed	228
Administration Fees Payable	64
Distribution Fees — Class II Shares	15
Custodian Fees Payable	8
Unrealized Depreciation on Foreign Currency Exchange Contracts	2
Directors’ Fees and Expenses Payable	@—
Other Liabilities	53
Total Liabilities	2,317
NET ASSETS	$302,434
Net Assets Consist of:
Paid-in Capital	$248,381
Undistributed (Distributions in Excess of) Net Investment Income	56
Accumulated Net Realized Gain (Loss)	18,277
Unrealized Appreciation (Depreciation) on:
Investments	35,720
Foreign Currency Exchange Contracts and Translations	@—
Net Assets	$302,434
CLASS I:
Net Assets	$120,414
Net Asset Value, Offering and Redemption Price Per Share Applicable to 9,652,027 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$12.48
CLASS II:
Net Assets	$182,020
Net Asset Value, Offering and Redemption Price Per Share Applicable to 14,650,510 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$12.42

@ Amount is less than $500

The accompanying notes are an integral part of the financial statements.

6

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Mid Cap Growth Portfolio

Year Ended
December 31, 2006
Statement of Operations	(000)
Investment Income:
Dividends (Net of $12 Foreign Taxes Withheld)	$2,074
Interest	364
Total Investment Income	2,438
Expenses:
Investment Advisory Fees (Note B)	1,634
Administration Fees (Note C)	545
Distribution Fees — Class II Shares (Note D)	335
Shareholder Reporting Fees	50
Professional Fees	30
Custodian Fees (Note E)	29
Directors’ Fees and Expenses	4
Other	12
Total Expenses	2,639
Investment Advisory Fees Voluntarily Waived (Note B)	(15)
Distribution Fees — Class II Shares Waived (Note D)	(239)
Expense Offset (Note E)	(1)
Net Expenses	2,384
Net Investment Income (Loss)	54
Net Realized Gain (Loss) on:
Investments Sold	18,356
Foreign Currency Transactions	2
Net Realized Gain (Loss)	18,358
Change in Unrealized Appreciation (Depreciation) on:
Investments	6,727
Foreign Currency Exchange Contracts and Translations	@—
Net Change in Unrealized Appreciation (Depreciation)	6,727
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	25,085
Net Increase (Decrease) in Net Assets Resulting from Operations	$25,139

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

7

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Mid Cap Growth Portfolio

	Year Ended	Year Ended
	December 31, 2006	December 31, 2005
Statements of Changes in Net Assets	(000)	(000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income (Loss)	$54	$(727)
Net Realized Gain (Loss)	18,358	14,208
Net Change in Unrealized Appreciation (Depreciation)	6,727	8,338
Net Increase (Decrease) in Net Assets Resulting from Operations	25,139	21,819
Distributions from and/or in Excess of:
Class I:
Net Realized Gain	(7,538)	—
Class II:
Net Realized Gain	(4,533)	—
Total Distributions	(12,071)	—
Capital Share Transactions:(1)
Class I:
Subscriptions	32,621	35,647
Distributions Reinvested	7,538	—
Redemptions	(34,278)	(37,557)
Class II:
Subscriptions	129,050	18,533
Distributions Reinvested	4,533	—
Redemptions	(6,091)	(2,477)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	133,373	14,146
Total Increase (Decrease) in Net Assets	146,441	35,965
Net Assets:
Beginning of Period	155,993	120,028
End of Period (including Undistributed (Distributions in Excess of) Net Investment Income of $56 in 2006)	$302,434	$155,993

(1) Capital Share Transactions:
Class I:
Shares Subscribed	2,672	3,267
Shares Issued on Distributions Reinvested	644	—
Shares Redeemed	(2,834)	(3,501)
Net Increase (Decrease) in Class I Shares Outstanding	482	(234)
Class II:
Shares Subscribed	11,115	1,695
Shares Issued on Distributions Reinvested	389	—
Shares Redeemed	(503)	(225)
Net Increase (Decrease) in Class II Shares Outstanding	11,001	1,470

The accompanying notes are an integral part of the financial statements.

8

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Financial Highlights

Mid Cap Growth Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$12.18	$10.36	$8.52	$6.01	$8.73
Income (Loss) from Investment Operations
Net Investment Income (Loss)#	0.01	(0.06)	(0.05)	(0.06)	(0.05)
Net Realized and Unrealized Gain (Loss)	1.07	1.88	1.89	2.57	(2.67)
Total from Investment Operations	1.08	1.82	1.84	2.51	(2.72)
Distributions from and/or in Excess of:
Net Realized Gain	(0.78)	—	—	—	—
Net Asset Value, End of Period	$12.48	$12.18	$10.36	$8.52	$6.01
Total Return ±	9.28%	17.57%	21.60%	41.76%	(31.16)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$120,414	$111,677	$97,485	$73,933	$34,440
Ratio of Expenses to Average Net Assets(1)	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	0.07%	(0.54)%	(0.59)%	(0.76)%	(0.73)%
Portfolio Turnover Rate	65%	103%	124%	176%	269%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
Expenses to Average Net Assets	1.06%	1.09%	1.13%	1.33%	1.28%
Net Investment Income (Loss) to Average Net Assets	0.06%	(0.58)%	(0.67)%	(1.04)%	(0.96)%

	Class II
				Period from
				May 5, 2003*
	Year Ended December 31,			to December
Selected Per Share Data and Ratios	2006	2005	2004	31, 2003
Net Asset Value, Beginning of Period	$12.14	$10.35	$8.52	$6.60
Income (Loss) From Investment Operations
Net Investment Income (Loss)#	(0.00)‡	(0.07)	(0.06)	(0.04)
Net Realized and Unrealized Gain (Loss)	1.06	1.86	1.89	1.96
Total from Investment Operations	1.06	1.79	1.83	1.92
Distributions from and/or in Excess of:
Net Realized Gain	(0.78)	—	—	—
Net Asset Value, End of Period	$12.42	$12.14	$10.35	$8.52
Total Return ±	9.14%	17.29%	21.48%	29.09	%††
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$182,020	$44,316	$22,543	$10,888
Ratio of Expenses to Average Net Assets(2)	1.15%	1.15%	1.15%	1.15	%**
Ratio of Net Investment Income (Loss) to Average Net Assets(2)	(0.04)%	(0.63)%	(0.69)%	(0.86	)%**
Portfolio Turnover Rate	65%	103%	124%	176%

(2) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
Expenses to Average Net Assets	1.40%	1.44%	1.48%	1.68	%**
Net Investment Income (Loss) to Average Net Assets	(0.29)%	(0.92)%	(1.02)%	(1.39	)%**

*                 Commencement of operations

**          Annualized

#                 Per share amount is based on average shares outstanding.

††            Not annualized

‡                  Amount is less than $0.005 per share.

±                 Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

9

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the Mid Cap Growth Portfolio. The Portfolio seeks long-term capital growth by investing primarily in growth-oriented equity securities of U.S. mid cap companies. The Portfolio offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.              Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by  contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

2.              Repurchase Agreements: The Portfolio may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.              New Accounting Pronouncements: In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109” (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the Portfolio NAV calculations as late as the Portfolio’s last NAV calculation in the first required financial statement period. As a result, the Portfolio will incorporate FIN 48 in its semi annual report on June 30, 2007. The impact to the Portfolio’s financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of

10

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Notes to Financial Statements (cont’d)

SFAS 157 will have on the Portfolio’s financial statement disclosures.

4.              Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets or other appropriate measures.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

	From $500
First $500	million to	More than
million	$1 billion	$1 billion
0.75%	0.70%	0.65%

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.05% for Class I shares and 1.15% for Class II shares. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time. For the year ended December 31, 2006, this waiver amounted to $15,000.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund.

D. Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.25% of the 0.35% distribution fee that it may receive. For the year ended December 31, 2006, this waiver amounted to $239,000.

E. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

F. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G. Federal Income Taxes: It is the Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as

11

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Notes to Financial Statements (cont’d)

ordinary income for tax purposes. The tax character of distributions paid during fiscal 2006 and 2005 was as follows:

2006 Distributions		2005 Distributions
Paid From:		Paid From:
Ordinary	Long-Term	Ordinary	Long-Term
Income	Capital Gain	Income	Capital Gain
(000)	(000)	(000)	(000)
$1,746	$10,325	$—	$—

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments for foreign currency transactions, resulted in the following reclassifications among the components of net assets at December 31, 2006:

Increase (Decrease)
Accumulated
Undistributed
(Distributions in
Excess of) Net	Accumulated
Investment Income	Net Realized	Paid-in
(Loss)	Gain (Loss)	Capital
(000)	(000)	(000)
$2	$(2)	$—

At December 31, 2006, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed
Undistributed	Long-Term
Ordinary	Capital Gain
Income (000)	(000)
$5,432	$13,064

At December 31, 2006, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

			Net
			Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
(000)	(000)	(000)	(000)
$268,829	$39,583	$(4,026)	$35,557

H. Other: For the year ended December 31, 2006, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $245,659,000 and $138,424,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the year ended December 31, 2006.

During the year ended December 31, 2006, the Portfolio incurred $8,833 of brokerage commissions to Morgan Stanley & Co. Incorporated an affiliated broker dealer.

At December 31, 2006, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 69.1% and 82.5%, for Class I and Class II shares, respectively.

I. Supplemental Proxy Information (unaudited): On August 1, 2006, a Special Meeting of Shareholders of the Fund was scheduled in order to vote on the proposals set forth below. The meetings were held on August 1, 2006. The results are as follows:

(1) Election of Directors:

	For	Withhold	Abstain	BNV**
Frank L. Bowman	260,067,853	10,108,296	—	—
Kathleen A. Dennis	259,931,765	10,244,384	—	—
Michael F. Klein	259,401,451	10,774,698	—	—
W. Allen Reed	259,540,071	10,636,078	—	—

(2) Modify certain fundamental investment restrictions for the Portfolio:

	For	Against	Abstain	BNV**
Modify Fundamental policy regarding diversification	12,186,021	448,938	570,445	—
Modify fundamental policy regarding borrowing money	12,083,782	616,382	505,240	—
Modify fundamental policy regarding loans	12,097,640	584,664	523,101	—
Modify fundamental policy regarding investment in commodities, commodity contracts and futures contracts	12,133,480	522,253	549,671	—
Modify fundamental policy regarding issuance of senior securities	12,150,478	542,075	512,851	—

**          Broker “non-votes” are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.

12

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of
The Universal Institutional Funds, Inc. -
Mid Cap Growth Portfolio

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Mid Cap Growth Portfolio (one of the portfolios constituting The Universal Institutional Funds, Inc.) (the “Portfolio”) as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Mid Cap Growth Portfolio of The Universal Institutional Funds, Inc. at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
February 16, 2007

13

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Federal Income Tax Information (unaudited)

The Portfolio hereby designates $10,325,000 as long-term capital gain dividends for the purpose of the dividend paid deduction on its federal income tax return.

For the year ended December 31, 2006, the percentage of dividends that qualify for the 70% dividend received deduction for corporate shareholders of the Portfolio was 24.5%.

14

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Director and Officer Information (unaudited)

Independent Directors:

				Number of
				Portfolios in
				Fund
				Complex
				Overseen
	Position(s)	Length of		by
Name, Age and Address of	Held with	Time		Independent	Other Directorships Held by Independent
Independent Director	Registrant	Served*	Principal Occupation(s) During Past 5 Years	Director**	Director

Frank L. Bowman (62) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) (since February 2005); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly variously, Admiral in the U.S. Navy, Director of Naval Nuclear Propulsion Program and Deputy Administrator— Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004). Honorary Knight Commander of the Most Excellent Order of the British Empire.	171	Director of the National Energy Foundation, the U.S. Energy Association, the American Council for Capital Formation and the Armed Services YMCA of the USA.

Michael Bozic (65) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since April 2004

Private Investor; Chairperson of the Valuation, Insurance and Compliance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly Chairperson of the Insurance Committee (July 2006-September 2006), Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987- 1991) of the Sears Merchandise Group of Sears Roebuck & Co.

				173	Director of various business organizations.

Kathleen A. Dennis (53) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	President, Cedarwood Associates (mutual fund consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	171	None.

Dr. Manuel H. Johnson (57) c/o Johnson Smick Group, Inc. 888 16th Street, NW Suite 740 Washington, D.C. 20006	Director	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C) international economic commission; formerly Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	173	Director of NVR, Inc. (home construction); Director of KFX Energy; Director of RBS Greenwich Capital Holdings (financial holding company).

Joseph J. Kearns (64) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Director	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); formerly Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001- July 2003); formerly CFO of the J. Paul Getty Trust.	174	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation and the UCLA Foundation.

15

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Director and Officer Information (cont’d)

Independent Directors (cont’d):

				Number of
				Portfolios in
				Fund
				Complex
				Overseen
	Position(s)	Length of		by
Name, Age and Address of	Held with	Time		Independent	Other Directorships Held by Independent
Independent Director	Registrant	Served*	Principal Occupation(s) During Past 5 Years	Director**	Director

Michael F. Klein (48) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	Chief Operating Officer and Managing Director, Aetos Capital, LLC (since March 2000); Chairperson of the Fixed-Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly Managing Director, Morgan Stanley & Co., Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co., Inc. and Morgan Stanley Dean Witter Investment Management (August 1997- December 1999).	171	Director of certain investment funds managed or sponsored by Aetos Capital LLC.

Michael E. Nugent (70) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairman of the Board and Director	Chairman of the Boards since July 2006 and Trustee since July 1991	General Partner of Triumph Capital, L.P. private investment partnership; Chairman of the Boards of the Retail Funds and Institutional Funds (since July 2006); Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly Chairperson of the Insurance Committee (until July 2006) and Vice President, Bankers Trust Company and BT Capital Corporation (1984- 1988).	173	None.

W. Allen Reed (59) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (July 1994-December 2005).	171	Director of GMAC (financial services) and Temple-Inland Industries (packaging, banking and forest products); Director of Legg Mason and Director of the Auburn University Foundation.

Fergus Reid (74) c/o Lumelite Plastics Corporation 85 Charles Coleman Blvd. Pawling, NY 12564	Director	Since June 1992	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	174	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by JP Morgan Investment Management Inc.

Interested Directors:

Number of
Portfolios in
Fund
Complex
Overseen
	Position(s)	Length of		by
Name, Age and Address of	Held with	Time		Independent	Other Directorships Held by Independent
Independent Director	Registrant	Served*	Principal Occupation(s) During Past 5 Years	Director**	Director

James F. Higgins (58) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Director	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	173	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*                 This is the earliest date the Director began serving the Retail Funds or Institutional Funds. Each Director serves an indefinite term, until his or her successor is elected.

**          The Fund Complex includes all funds advised by Morgan Stanley Investment Management Inc. and funds that have an investment advisor that is an affiliated entity of Morgan Stanley Investment Management Inc. (including, but not limited to, Morgan Stanley Investments LP and Morgan Stanley Investment Advisors Inc.).

16

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Director and Officer Information (cont’d)

Executive Officers:

	Position(s) Held	Length of Time
Name, Age and Address of Executive Officer	with Registrant	Served*	Principal Occupation(s) During Past 5 Years
Ronald E. Robison (67) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	President and Principal Executive Officer	President since September 2005 and Principal Executive Officer since May 2003

President (since September 2005) and Principal Executive Officer (since May 2003) of funds in the Fund Complex; President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; Managing Director, Director and/or Officer of the Adviser and various entities affiliated with the Adviser; Director of Morgan Stanley SICAV (since May 2004). Formerly, Executive Vice President (July 2003 to September 2005) of funds in the Fund Complex and the Van Kampen Funds; President and Director of the Institutional Funds (March 2001 to July 2003); Chief Administrative Officer of Morgan Stanley Investment Advisors Inc.; Chief Administrative Officer of Morgan Stanley Services Company Inc.

J. David Germany (52 Morgan Stanley Investment Management Limited 20 Bank Street Canary Wharf London, United Kingdom E144AD	Vice President	Since February 2006

Managing Director and (since December 2005) Chief Investment Officer—Global Fixed Income of Morgan Stanley Investment Management; Managing Director and Director of Morgan Stanley Investment Management Limited; Vice President of the Retail and Institutional Funds (since February 2006).

Dennis F. Shea (53) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 2006

Managing Director and (since February 2006) Chief Investment Officer—Global Equity of Morgan Stanley Investment Management; Vice President of the Retail and Institutional Funds (since February 2006). Formerly, Managing Director and Director of Global Equity Research at Morgan Stanley.

Barry Fink (51) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 1997

Managing Director and General Counsel of Morgan Stanley Investment Management; Managing Director of the Adviser and various entities affiliated with the Adviser; Vice President of the Retail Funds and (since July 2003) the Institutional Funds. Formerly, Secretary, General Counsel and/or Director of the Adviser and various entities affiliated with the Adviser; Secretary and General Counsel of the Retail Funds.

Amy R. Doberman (44) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Since July 2004

Managing Director and General Counsel, U.S. Investment Management of Morgan Stanley Investment Management (since July 2004); Vice President of the Retail Funds and the Institutional Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); Secretary (since February 2006) and Managing Director (since July 2004) of the Adviser and various entities affiliated with the Adviser. Formerly, Managing Director and General Counsel — Americas, UBS Global Asset Management (July 2000-July 2004).

Carsten Otto (43) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Chief Compliance Officer	Since October 2004

Managing Director and U.S. Director of Compliance for Morgan Stanley Investment Management (since October 2004); Managing Director and Chief Compliance Officer of Morgan Stanley Investment Management. Formerly, Assistant Secretary and Assistant General Counsel of the Retail Funds.

Stefanie V. Chang Yu (40) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Since December 1997

Executive Director of the Adviser and various entities affiliated with the Adviser; Vice President of the Retail Funds (since July 2002) and the Institutional Funds (since December 1997). Formerly, Secretary of various entities affiliated with the Adviser.

Mary E. Mullin (39) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Secretary	Since June 1999	Executive Director of the Adviser and various entities affiliated with the Adviser; Secretary of the Retail Funds (since July 2003) and the Institutional Funds (since June 1999).

James W. Garrett (38) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Treasurer and Chief Financial Officer	Treasurer since February 2002 and Chief Financial Officer since July 2003

Head of Global Fund Administration; Managing Director of the Adviser and various entities affiliated with the Adviser; Treasurer and Chief Financial Officer of the Institutional Funds. Formerly with PriceWaterhouse LLP (now PricewaterhouseCoopers LLP).

Michael J. Leary (41) JPMorgan Investor Services Co. 73 Tremont Street Boston, MA 02108	Assistant Treasurer	Since March 2003	Director and Vice President of Fund Administration, JPMorgan Investor Services Co. (formerly Chase Global Funds Services Company). Formerly, Audit Manager at Ernst & Young, LLP.

*             This is the earliest date the Director began serving the Retail Funds or Institutional Funds. Each Director serves an indefinite term, until his or her successor is elected.

17

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Investment Adviser and Administrator	Legal Counsel
Morgan Stanley Investment Management Inc.	Clifford Chance US LLP
1221 Avenue of the Americas	31 West 52nd Street
New York, New York 10020	New York, New York 10019

Distributor	Independent Registered Public Accounting Firm
Morgan Stanley Distribution, Inc.	Ernst & Young LLP
One Tower Bridge	200 Clarendon Street
100 Front Street, Suite 1100	Boston, Massachusetts 02116-5072
West Conshohocken, Pennsylvania 19428-2899

Custodian
JPMorgan Chase Bank, N.A.
270 Park Avenue
New York, New York 10017

The Investment Adviser, Morgan Stanley Investment Management Inc., does business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 1-800-281-2715 or by visiting our website at www.morganstanley.com/im. It is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by calling 1-800-281-2715. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

IS07-00152I-Y12/06

18

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

U.S. Mid Cap Value Portfolio

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Investment Overview (unaudited)

U.S. Mid Cap Value Portfolio

The U.S. Mid Cap Value Portfolio (the “Portfolio”) seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities. Stocks of mid cap companies may entail special risks, such as greater market volatility, more limited markets, financial resources and product lines and may lack the depth of management of larger companies.

Performance

For the year ended December 31, 2006, the Portfolio’s Class I Shares had a total return of 20.70%, net of fees, compared to 20.22% for the Russell Midcap® Value Index (the “Index”). The Portfolio’s Class II Shares had a total return of 20.62%, net of fees.

Factors Affecting Performance

•                  Mid-cap value stocks had another strong year. For the most part, corporate earnings reported throughout the year were still better than expected and company balance sheets were healthy. The exceptionally strong pace of merger and acquisition activity that began in 2005 and continued into 2006 had a particularly salient effect on the mid cap market, which has greater exposure to interest from private equity investors as well as from larger companies looking to make acquisitions. Although economic growth was clearly moderating, the immediate threat of recession subsided, which further supported stocks’ upward climb in the second half of the year.

•                  All sectors in the Index had positive returns for the twelve month period, led by the telecommunication services sector.

•                  The Portfolio’s chief contributor to relative performance was stock selection in the basic materials sector. Notably, the Portfolio’s top two performing holdings were from this sector.

•                  The financial services sector also added to gains, primarily driven by stock selection in diversified financials companies that benefited from their strong exposure to the capital markets.

•                  Stock selection in the energy sector also turned out to be advantageous and offset the negative influence of an underweight in the sector. Specifically, the Portfolio’s exposure to oil service-related energy companies provided good performance.

•                  In contrast, an overweight in the health care sector caused the Portfolio to lag the Index. Strong gains in pharmaceuticals holdings were overshadowed by a surprise negative announcement by one of the Portfolio’s health care equipment and services stocks early in the reporting period.

•                  The consumer staples sector detracted from results, due to stock selection and sector allocation.

•                  In the consumer discretionary sector, a lack of exposure to retail companies further hampered the Portfolio’s performance.

Management Strategies

•                  We continue to seek value stocks using our bottom-up security selection process. We look for undervalued companies that offer a potential catalyst for change. Such catalysts could be new company management, growth or consolidation within an industry or sector, or new products.

January 2007

Performance Compared to the Russell Midcap® Value Index(1)

	Total Returns(2)
		Average Annual
	One	Five	Since
	Year	Years	Inception(5)
Portfolio – Class I(3)	20.70%	9.61%	12.79%
Russell Midcap® Value Index	20.22	15.88	13.78

Portfolio – Class II(4)	20.62	—	21.72
Russell Midcap® Value Index	20.22	—	24.18

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit www.morganstanley.com/im. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would be lower.

(1)        The Russell Midcap® Value Index measures the performance of those Russell Midcap® companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000® Value Index. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)        Total returns for the Portfolio reflect fees waived and expenses reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.

(3)        Commenced operations on January 2, 1997.

(4)        Commenced operations on May 5, 2003.

1

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Investment Overview (cont’d)

U.S. Mid Cap Value Portfolio

(5)        For comparative purposes, average annual since inception returns listed for the Index refers to the inception date or initial offering of the respective share class of the Portfolio, not the inception of the Index.

*                 Commenced operations on January 2, 1997.

**          Commenced operations on May 5, 2003.

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested.

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class II shares) and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note E in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of the expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

2

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Investment Overview (cont’d)

U.S. Mid Cap Value Portfolio

			Expenses Paid
	Beginning	Ending Account	During Period*
	Account	Value	July 1, 2006 —
	Value	December 31,	December 31,
	July 1, 2006	2006	2006
Class I
Actual	$1,000.00	$1,155.20	$5.54
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.06	5.19

Class II
Actual	1,000.00	1,155.00	6.08
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.56	5.70

*               Expenses are equal to Class I and Class II shares’ annualized net expense ratios of 1.02% and 1.12%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*               Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

3

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Portfolio of Investments

U.S. Mid Cap Value Portfolio

		Value
	Shares	(000)
Common Stocks (95.5%)
Aerospace & Defense (3.0%)
Goodrich Corp.	251,440	$11,453
KBR, Inc.	(a)122,000	3,192
		14,645
Biotechnology (2.8%)
Affymetrix, Inc.	(a)260,400	6,005
Applera Corp. - Applied Biosystems Group	208,140	7,637
		13,642
Capital Markets (10.1%)
AG Edwards, Inc.	150,040	9,496
Amvescap plc ADR	433,310	10,681
Charles Schwab Corp. (The)	508,220	9,829
Lazard Ltd.	219,860	10,408
Northern Trust Corp.	148,450	9,009
		49,423
Chemicals (7.1%)
International Flavors & Fragrances, Inc.	487,570	23,969
Nalco Holding Co.	(a)531,000	10,864
		34,833
Commercial Services & Supplies (1.5%)
Pitney Bowes, Inc.	158,600	7,326
Communications Equipment (2.8%)
Andrew Corp.	(a)693,200	7,091
Juniper Networks, Inc.	(a)354,200	6,709
		13,800
Computers & Peripherals (3.3%)
Diebold, Inc.	348,650	16,247
Containers & Packaging (2.8%)
Sealed Air Corp.	208,590	13,542
Diversified Telecommunication Services (2.5%)
CenturyTel, Inc.	278,390	12,155
Energy Equipment & Services (1.5%)
Cameron International Corp.	(a)136,210	7,226
Food & Staples Retailing (3.1%)
Rite Aid Corp.	(a)1,824,850	9,927
Safeway, Inc.	147,520	5,098
		15,025
Food Products (3.2%)
ConAgra Foods, Inc.	588,250	15,883
Health Care Equipment & Supplies (2.6%)
Beckman Coulter, Inc.	214,060	12,801
Health Care Providers & Services (3.0%)
Healthsouth Corp.	(a)400,596	9,073
Tenet Healthcare Corp.	(a)785,780	5,477
		14,550
Household Durables (3.8%)
Newell Rubbermaid, Inc.	344,500	9,973
Snap-On, Inc.	179,530	8,553
		18,526
Independent Power Producers & Energy Traders (2.3%)
Constellation Energy Group, Inc.	160,719	11,069
Industrial Conglomerates (1.1%)
Mcdermott International, Inc.	(a)104,890	$5,335
Insurance (12.0%)
ACE Ltd.	231,060	13,995
Allied World Assurance Holdings Ltd.	291,550	12,720
Aspen Insurance Holdings Ltd.	265,750	7,005
Conseco, Inc.	(a)363,040	7,254
Marsh & McLennan Cos., Inc.	452,450	13,872
Security Capital Group, Inc.	145,230	4,042
		58,888
Internet & Catalog Retail (1.1%)
Amazon.Com, Inc.	(a)141,950	5,601
Media (1.7%)
Dow Jones & Co., Inc.	216,900	8,242
Multi-Utilities (4.3%)
NiSource, Inc.	420,000	10,122
Wisconsin Energy Corp.	234,120	11,111
		21,233
Oil, Gas & Consumable Fuels (4.1%)
Amerada Hess Corp.	247,840	12,285
El Paso Corp.	500,400	7,646
		19,931
Personal Products (1.4%)
Avon Products, Inc.	215,940	7,135
Pharmaceuticals (1.9%)
Watson Pharmaceuticals, Inc.	(a)360,100	9,373
Real Estate (2.7%)
KKR Financial Corp. REIT	490,000	13,127
Semiconductors & Semiconductor Equipment (2.0%)
Linear Technology Corp.	320,610	9,721
Software (2.0%)
CA, Inc.	5	@—
Cognos, Inc.	(a)228,600	9,706
		9,706
Specialty Retail (1.7%)
Office Depot, Inc.	(a)222,390	8,489
Thrifts & Mortgage Finance (2.4%)
Hudson City Bancorp, Inc.	865,760	12,017
Tobacco (1.7%)
UST, Inc.	143,810	8,370
Total Common Stocks (Cost $386,211)		467,861
Investment Company (0.9%)
Streettracks Gold Trust (Cost $3,218)	(a)67,990	4,298

The accompanying notes are an integral part of the financial statements.

4

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Portfolio of Investments (cont’d)

U.S. Mid Cap Value Portfolio

	Face
	Amount	Value
	(000)	(000)
Short-Term Investment (4.1%)
Repurchase Agreement (4.1%)
J.P. Morgan Securities, Inc., 5.20% dated 12/29/06, due 1/2/07, repurchase price $20,410 (Cost $20,398)	$ (b)20,398	$20,398
Total Investments (100.5%) (Cost $409,827)		492,557
Liabilities in Excess of Other Assets (-0.5%)		(2,634)
Net Assets (100%)		$489,923

(a)                                  Non-income producing security.

(b)                                 Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,856,998,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 1/16/07 to 10/23/35; Federal Home Loan Bank, 0.00% to 7.38%, due 1/3/07 to 6/5/28; Federal Home Loan Mortgage Corp., 0.00% to 6.75%, due 1/2/07 to 7/15/32; Federal National Mortgage Association, 0.00% to 8.20%, due 1/12/07 to 11/15/30; Tennessee Valley Authority, 5.38% to 6.75%, due 11/13/08 to 4/1/36, which had a total value of $1,894,142,869. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

@                                    Face Amount/Value is less than $500

ADR                     American Depositary Receipt

REIT                     Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

5

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

U.S. Mid Cap Value Portfolio

Statement of Assets and Liabilities

December 31, 2006
(000)
Assets:
Investments, at Value (Cost $409,827)	$492,557
Cash	43
Receivable for Investments Sold	528
Dividends Receivable	392
Receivable for Portfolio Shares Sold	155
Interest Receivable	9
Other Assets	6
Total Assets	493,690
Liabilities:
Payable for Portfolio Shares Redeemed	1,516
Payable for Investments Purchased	1,183
Investment Advisory Fees Payable	865
Administration Fees Payable	105
Distribution Fees — Class II Shares	9
Custodian Fees Payable	9
Directors’ Fees and Expenses Payable	2
Other Liabilities	78
Total Liabilities	3,767
NET ASSETS	$489,923
Net Assets Consist of:
Paid-in Capital	$356,904
Undistributed (Distributions in Excess of) Net Investment Income	2,973
Accumulated Net Realized Gain (Loss)	47,316
Unrealized Appreciation (Depreciation) on:
Investments	82,730
Net Assets	$489,923
CLASS I:
Net Assets	$381,064
Net Asset Value, Offering and Redemption Price Per Share Applicable to 19,304,087 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$19.74
CLASS II:
Net Assets	$108,859
Net Asset Value, Offering and Redemption Price Per Share Applicable to 5,532,346 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$19.68

The accompanying notes are an integral part of the financial statements.

6

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

U.S. Mid Cap Value Portfolio

Statement of Operations

Year Ended
December 31, 2006
(000)
Investment Income:
Dividends	$6,189
Interest	1,475
Total Investment Income	7,664
Expenses:
Investment Advisory Fees (Note B)	3,265
Administration Fees (Note C)	1,135
Distribution Fees — Class II Shares (Note D)	313
Shareholder Reporting Fees	96
Professional Fees	42
Custodian Fees (Note E)	32
Directors’ Fees and Expenses	8
Other	23
Total Expenses	4,914
Distribution Fees — Class II Shares Waived (Note D)	(223)
Expense Offset (Note E)	(2)
Net Expenses	4,689
Net Investment Income (Loss)	2,975
Net Realized Gain (Loss) on:
Investments Sold	48,255
Future Contracts	(618)
Net Realized Gain (Loss)	47,637
Change in Unrealized Appreciation (Depreciation) on:
Investments	35,781
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	83,418
Net Increase (Decrease) in Net Assets Resulting from Operations	$86,393

The accompanying notes are an integral part of the financial statements.

7

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

U.S. Mid Cap Value Portfolio

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2006	December 31, 2005
	(000)	(000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income (Loss)	$2,975	$1,236
Net Realized Gain (Loss)	47,637	55,141
Net Change in Unrealized Appreciation (Depreciation)	35,781	(9,331)
Net Increase (Decrease) in Net Assets Resulting from Operations	86,393	47,046
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(1,019)	(1,099)
Net Realized Gain	(43,934)	(4,902)
Class II:
Net Investment Income	(196)	(142)
Net Realized Gain	(10,835)	(768)
Total Distributions	(55,984)	(6,911)
Capital Share Transactions:(1)
Class I:
Subscriptions	18,538	33,303
Distributions Reinvested	44,953	6,001
Redemptions	(62,979)	(60,506)
Class II:
Subscriptions	25,745	22,979
Distributions Reinvested	11,031	910
Redemptions	(5,768)	(1,379)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	31,520	1,308
Total Increase (Decrease) in Net Assets	61,929	41,443
Net Assets:
Beginning of Period	427,994	386,551
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $2,973 and $1,233, respectively)	$489,923	$427,994

(1) Capital Share Transactions:
Class I:
Shares Subscribed	969	1,914
Shares Issued on Distributions Reinvested	2,644	347
Shares Redeemed	(3,328)	(3,461)
Net Increase (Decrease) in Class I Shares Outstanding	285	(1,200)
Class II:
Shares Subscribed	1,364	1,310
Shares Issued on Distributions Reinvested	651	53
Shares Redeemed	(303)	(78)
Net Increase (Decrease) in Class II Shares Outstanding	1,712	1,285

The accompanying notes are an integral part of the financial statements.

8

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Financial Highlights

U.S. Mid Cap Value Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$18.75	$16.99	$14.83	$10.49	$14.56
Income (Loss) from Investment Operations
Net Investment Income (Loss)#	0.13	0.06	0.06	0.01	(0.02)
Net Realized and Unrealized Gain (Loss)	3.35	2.01	2.10	4.33	(4.05)
Total from Investment Operations	3.48	2.07	2.16	4.34	(4.07)
Distributions from and/or in Excess of:
Net Investment Income	(0.06)	(0.06)	(0.00)†	—	—
Net Realized Gain	(2.43)	(0.25)	—	—	—
Total Distributions	(2.49)	(0.31)	(0.00)†	—	—
Net Asset Value, End of Period	$19.74	$18.75	$16.99	$14.83	$10.49
Total Return ±	20.70%	12.31%	14.59%	41.37%	(27.95)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$381,064	$356,544	$343,551	$241,384	$159,918
Ratio of Expenses to Average Net Assets(1)	1.01%	1.01%	1.05%	1.05%	1.05%
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	0.67%	0.32%	0.39%	0.04%	(0.17)%
Portfolio Turnover Rate	65%	77%	80%	218%	145%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
Expenses to Average Net Assets	N/A	N/A	1.05%	1.12%	1.12%
Net Investment Income (Loss) to Average Net Assets	N/A	N/A	0.39%	(0.03)%	(0.24)%

	Class II
				Period from
				May (5), 2003*
	Year Ended December 31,			to December
Selected Per Share Data and Ratios	2006	2005	2004	31, 2003
Net Asset Value, Beginning of Period	$18.70	$16.96	$14.81	$11.18
Income (Loss) from Investment Operations
Net Investment Income (Loss) #	0.11	0.04	0.05	0.01
Net Realized and Unrealized Gain (Loss)	3.34	2.00	2.10	3.62
Total from Investment Operations	3.45	2.04	2.15	3.63
Distributions from and/or in Excess of:
Net Investment Income	(0.04)	(0.05)	(0.00)†	—
Net Realized Gain	(2.43)	(0.25)	—	—
Total Distributions	(2.47)	(0.30)	(0.00)†	—
Net Asset Value, End of Period	$19.68	$18.70	$16.96	$14.81
Total Return ±	20.62%	12.15%	14.53%	32.47	%††
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$108,859	$71,450	$43,000	$19,288
Ratio of Expenses to Average Net Assets(2)	1.11%	1.11%	1.15%	1.15	%**
Ratio of Net Investment Income (Loss) to Average Net Assets(2)	0.59%	0.25%	0.32%	(0.06	)%**
Portfolio Turnover Rate	65%	77%	80%	218%

(2) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
Expenses to Average Net Assets	1.36%	1.36%		1.40%	1.47	%**
Net Investment Income (Loss) to Average Net Assets	0.34%	0.00	%†††	0.07%	(0.38	)%**

*                 Commencement of operations

**          Annualized

#                 Per share amount is based on average shares outstanding.

†                  Amount is less than $0.005 per share.

††            Not annualized

†††      Amount is less than 0.01%.

±                 Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

9

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the U.S. Mid Cap Value Portfolio. The Portfolio seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities. The Portfolio offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.              Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by  contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

2.              Repurchase Agreements: The Portfolio may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.              Futures: The Portfolio may purchase and sell futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specified security, index, instrument or basket of instruments. Futures contracts (secured by cash or government securities deposited with brokers or custodians as “initial margin”) are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as “variation margin”) are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains (losses) in the Statement of Operations. Due from (to) broker is comprised of initial margin and variation margin, as stated in the Statement of Assets and Liabilities.

The Portfolio may use futures contracts in order to manage exposure to the stock and bond markets, to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Futures contracts involve market risk in excess of the related amounts recognized in the Statement of Assets and Liabilities.

10

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Notes to Financial Statements (cont’d)

Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

4.              New Accounting Pronouncements: In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109” (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the Portfolio NAV calculations as late as the Portfolio’s last NAV calculation in the first required financial statement period. As a result, the Portfolio will incorporate FIN 48 in its semi annual report on June 30, 2007. The impact to the Portfolio’s financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Portfolio’s financial statement disclosures.

5.              Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets or other appropriate measures.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

First $1 billion	More than $1 billion
0.72%	0.65%

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.05% for Class I shares and 1.15% for Class II shares. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund.

D. Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.25% of the 0.35% distribution fee that it may receive. For the year ended December 31, 2006, this waiver amounted to $223,000.

E. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

11

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Notes to Financial Statements (cont’d)

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

F. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G. Federal Income Taxes: It is the Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2006 and 2005 was as follows:

2006 Distributions Paid From:		2005 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)

$15,184	$40,800	$2,599	$4,312

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to REIT adjustments, resulted in the following reclassifications among the components of net assets at December 31, 2006:

Increase (Decrease)
Accumulated Undistributed (Distributions in Excess of) Net Investment Income (Loss) (000)	Accumulated Net Realized Gain (Loss) (000)	Paid-in Capital (000)
$(20)	$20	$—

At December 31, 2006, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$22,971	$27,469

At December 31, 2006, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

Cost (000)	Appreciation (000)	Depreciation (000)	Net Appreciation (Depreciation) (000)
$409,975	$90,214	$(7,632)	$82,582

H. Other: For the year ended December 31, 2006, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $277,944,000 and $301,810,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the year ended December 31, 2006.

During the year ended December 31, 2006, the Portfolio incurred $43,537 of brokerage commissions to Morgan Stanley & Co. Incorporated, an affiliated broker dealer.

At December 31, 2006, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 72.7% and 86.9%, for Class I and Class II shares, respectively.

12

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Notes to Financial Statements (cont’d)

I. Supplemental Proxy Information (unaudited): On August 1, 2006, a Special Meeting of Shareholders of the Fund was scheduled in order to vote on the proposals set forth below. The meetings were held on August 1, 2006. The results are as follows:

(1) Election of Directors:

	For	Withhold	Abstain	BNV**
Frank L. Bowman	260,067,853	10,108,296	—	—
Kathleen A. Dennis	259,931,765	10,244,384	—	—
Michael F. Klein	259,401,451	10,774,698	—	—
W. Allen Reed	259,540,071	10,636,078	—	—

(2) Modify certain fundamental investment restrictions for the Portfolio:

	For	Against	Abstain	BNV**
Modify Fundamental policy regarding diversification	16,101,547	458,766	681,368	—
Modify fundamental policy regarding borrowing money	15,887,332	694,182	660,166	—
Modify fundamental policy regarding loans	15,892,928	701,557	647,196	—
Modify fundamental policy regarding investment in commodities, commodity contracts and futures contracts	15,938,922	594,784	707,975	—
Modify fundamental policy regarding issuance of senior securities	16,028,611	568,657	644,412	—

**          Broker “non-votes” are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.

13

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of
The Universal Institutional Funds, Inc. -
U.S. Mid Cap Value Portfolio

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of U.S. Mid Cap Value Portfolio (one of the portfolios constituting The Universal Institutional Funds, Inc.) (the “Portfolio”) as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of U.S. Mid Cap Value Portfolio of The Universal Institutional Funds, Inc. at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
February 16, 2007

14

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Federal Tax Information (unaudited)

For the year ended December 31, 2006, the percentage of dividends that qualify for the 70% dividend received deduction for corporate shareholders of the Portfolio was 26.3%.

The Portfolio hereby designates $40,800,000 as long-term capital gain dividends for the purpose of the dividend paid deduction on its federal income tax return.

15

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Director and Officer Information (unaudited)

Independent Directors:

				Number of
				Portfolios in
				Fund
				Complex
				Overseen
	Position(s)	Length of		by
Name, Age and Address of	Held with	Time		Independent	Other Directorships Held by Independent
Independent Director	Registrant	Served*	Principal Occupation(s) During Past 5 Years	Director**	Director

Frank L. Bowman (62) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) (since February 2005); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly variously, Admiral in the U.S. Navy, Director of Naval Nuclear Propulsion Program and Deputy Administrator— Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004). Honorary Knight Commander of the Most Excellent Order of the British Empire.	171	Director of the National Energy Foundation, the U.S. Energy Association, the American Council for Capital Formation and the Armed Services YMCA of the USA.

Michael Bozic (65) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since April 2004

Private Investor; Chairperson of the Valuation, Insurance and Compliance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly Chairperson of the Insurance Committee (July 2006-September 2006), Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987- 1991) of the Sears Merchandise Group of Sears Roebuck & Co.

				173	Director of various business organizations.

Kathleen A. Dennis (53) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	President, Cedarwood Associates (mutual fund consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	171	None.

Dr. Manuel H. Johnson (57) c/o Johnson Smick Group, Inc. 888 16th Street, NW Suite 740 Washington, D.C. 20006	Director	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C) international economic commission; formerly Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	173	Director of NVR, Inc. (home construction); Director of KFX Energy; Director of RBS Greenwich Capital Holdings (financial holding company).

Joseph J. Kearns (64) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Director	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); formerly Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001- July 2003); formerly CFO of the J. Paul Getty Trust.	174	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation and the UCLA Foundation.

16

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Director and Officer Information (cont’d)

Independent Directors (cont’d):

				Number of
				Portfolios in
				Fund
				Complex
				Overseen
	Position(s)	Length of		by
Name, Age and Address of	Held with	Time		Independent	Other Directorships Held by Independent
Independent Director	Registrant	Served*	Principal Occupation(s) During Past 5 Years	Director**	Director

Michael F. Klein (48) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	Chief Operating Officer and Managing Director, Aetos Capital, LLC (since March 2000); Chairperson of the Fixed-Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly Managing Director, Morgan Stanley & Co., Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co., Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	171	Director of certain investment funds managed or sponsored by Aetos Capital LLC.

Michael E. Nugent (70) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairman of the Board and Director	Chairman of the Boards since July 2006 and Trustee since July 1991	General Partner of Triumph Capital, L.P. private investment partnership; Chairman of the Boards of the Retail Funds and Institutional Funds (since July 2006); Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly Chairperson of the Insurance Committee (until July 2006) and Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	173	None.

W. Allen Reed (59) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (July 1994-December 2005).	171	Director of GMAC (financial services) and Temple-Inland Industries (packaging, banking and forest products); Director of Legg Mason and Director of the Auburn University Foundation.

Fergus Reid (74) c/o Lumelite Plastics Corporation 85 Charles Coleman Blvd. Pawling, NY 12564	Director	Since June 1992	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	174	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by JP Morgan Investment Management Inc.

Interested Directors:

Number of
Portfolios in
Fund
Complex
	Position(s)	Length of		Overseen by
Name, Age and Address of	Held with	Time		Interested	Other Directorships Held by Interested
Interested Director	Registrant	Served*	Principal Occupation(s) During Past 5 Years	Director**	Director

James F. Higgins (58) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Director	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	173	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*                 This is the earliest date the Director began serving the Retail Funds or Institutional Funds. Each Director serves an indefinite term, until his or her successor is elected.

**          The Fund Complex includes all funds advised by Morgan Stanley Investment Management Inc. and funds that have an investment advisor that is an affiliated entity of Morgan Stanley Investment Management Inc. (including, but not limited to, Morgan Stanley Investments LP and Morgan Stanley Investment Advisors Inc.).

17

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Director and Officer Information (cont’d)

Executive Officers:

	Position(s) Held	Length of Time
Name, Age and Address of Executive Officer	with Registrant	Served*	Principal Occupation(s) During Past 5 Years
Ronald E. Robison (67) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	President and Principal Executive Officer	President since September 2005 and Principal Executive Officer since May 2003

President (since September 2005) and Principal Executive Officer (since May 2003) of funds in the Fund Complex; President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; Managing Director, Director and/or Officer of the Adviser and various entities affiliated with the Adviser; Director of Morgan Stanley SICAV (since May 2004). Formerly, Executive Vice President (July 2003 to September 2005) of funds in the Fund Complex and the Van Kampen Funds; President and Director of the Institutional Funds (March 2001 to July 2003); Chief Administrative Officer of Morgan Stanley Investment Advisors Inc.; Chief Administrative Officer of Morgan Stanley Services Company Inc.

J. David Germany (52) Morgan Stanley Investment Management Limited 20 Bank Street Canary Wharf London, United Kingdom E144AD	Vice President	Since February 2006

Managing Director and (since December 2005) Chief Investment Officer—Global Fixed Income of Morgan Stanley Investment Management; Managing Director and Director of Morgan Stanley Investment Management Limited; Vice President of the Retail and Institutional Funds (since February 2006).

Dennis F. Shea (53) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 2006

Managing Director and (since February 2006) Chief Investment Officer—Global Equity of Morgan Stanley Investment Management; Vice President of the Retail and Institutional Funds (since February 2006). Formerly, Managing Director and Director of Global Equity Research at Morgan Stanley.

Barry Fink (51) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 1997

Managing Director and General Counsel of Morgan Stanley Investment Management; Managing Director of the Adviser and various entities affiliated with the Adviser; Vice President of the Retail Funds and (since July 2003) the Institutional Funds. Formerly, Secretary, General Counsel and/or Director of the Adviser and various entities affiliated with the Adviser; Secretary and General Counsel of the Retail Funds.

Amy R. Doberman (44) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Since July 2004

Managing Director and General Counsel, U.S. Investment Management of Morgan Stanley Investment Management (since July 2004); Vice President of the Retail Funds and the Institutional Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); Secretary (since February 2006) and Managing Director (since July 2004) of the Adviser and various entities affiliated with the Adviser. Formerly, Managing Director and General Counsel — Americas, UBS Global Asset Management (July 2000-July 2004).

Carsten Otto (43) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Chief Compliance Officer	Since October 2004

Managing Director and U.S. Director of Compliance for Morgan Stanley Investment Management (since October 2004); Managing Director and Chief Compliance Officer of Morgan Stanley Investment Management. Formerly, Assistant Secretary and Assistant General Counsel of the Retail Funds.

Stefanie V. Chang Yu (40) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Since December 1997

Executive Director of the Adviser and various entities affiliated with the Adviser; Vice President of the Retail Funds (since July 2002) and the Institutional Funds (since December 1997). Formerly, Secretary of various entities affiliated with the Adviser.

Mary E. Mullin (39) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Secretary	Since June 1999	Executive Director of the Adviser and various entities affiliated with the Adviser; Secretary of the Retail Funds (since July 2003) and the Institutional Funds (since June 1999).

James W. Garrett (38) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Treasurer and Chief Financial Officer	Treasurer since February 2002 and Chief Financial Officer since July 2003

Head of Global Fund Administration; Managing Director of the Adviser and various entities affiliated with the Adviser; Treasurer and Chief Financial Officer of the Institutional Funds. Formerly with PriceWaterhouse LLP (now PricewaterhouseCoopers LLP).

Michael J. Leary (41) JPMorgan Investor Services Co. 73 Tremont Street Boston, MA 02108	Assistant Treasurer	Since March 2003	Director and Vice President of Fund Administration, JPMorgan Investor Services Co. (formerly Chase Global Funds Services Company). Formerly, Audit Manager at Ernst & Young, LLP.

*                 This is the earliest date the Director began serving the Retail Funds or Institutional Funds. Each Director serves an indefinite term, until his or her successor is elected.

18

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Investment Adviser and Administrator Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, New York 10020	Legal Counsel Clifford Chance US LLP 31 West 52nd Street New York, New York 10019

Distributor Morgan Stanley Distribution, Inc. One Tower Bridge 100 Front Street, Suite 1100 West Conshohocken, Pennsylvania 19428-2899	Independent Registered Public Accounting Firm Ernst & Young LLP 200 Clarendon Street Boston, Massachusetts 02116-5072

Custodian JPMorgan Chase Bank, N.A. 270 Park Avenue New York, New York 10017

The Investment Adviser, Morgan Stanley Investment Management Inc., does business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 1-800-281-2715 or by visiting our website at www.morganstanley.com/im. It is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by calling 1-800-281-2715. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

IS07-00154I-Y12/06

19

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Value Portfolio

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Investment Overview (unaudited)

Value Portfolio

The Value Portfolio (the “Portfolio”) seeks above-average total return over a market cycle of three to five years by investing primarily in a portfolio of common stocks and other equity securities.

Performance

For the year ended December 31, 2006, the Portfolio had a total return of 16.89%, net of fees, compared to 22.25% for the Russell 1000® Value Index (the “Index”) and 15.79% for the S&P 500® Index.

Factors Affecting Performance

•                  In the twelve months ended December 31, 2006, the broad stock market completed its fourth consecutive year of positive returns since the end of the bear market in 2002.

•                  Generally speaking, large-cap value stocks, in which the Portfolio invests, outperformed the broad market. However, leadership within the Index was very narrow during the period, with gains being driven largely by a few large-cap energy stocks and strength in the cyclical, commodity-driven sectors. As a result, very few large cap value fund managers were able to beat the Index in this 12-month period.

•                  The health care, materials and energy sectors were the largest detractors from performance relative to the Index. Within the health care sector, the Portfolio’s long-standing emphasis on large cap pharmaceutical stocks has been a drag on performance, as investors began to anticipate the Democrats taking control of both the House and Senate in the mid-term elections. The main concern for drug companies is that potential Medicare reform would allow the government to be involved in the negotiation of drug pricing; however, given the president’s veto power, actual legislation likely remains in the distant future.

•                  The Portfolio lacked exposure to those basic materials stocks with a high degree of exposure to the rising demand from China and other developing economies.

•                  In the energy sector, compelling valuations remained sparse in our view, and as a result the Portfolio maintained a significant underweight in the sector.

•                  The Portfolio had very few positive contributors relative to the Index. However, on an absolute basis, the Portfolio captured gains from its exposure to media stocks, as select holdings benefited from positive company-specific factors.

•                  In the telecommunication services sector, the Portfolio’s holdings were boosted by the sector’s ongoing merger and acquisition activity and the greater efficiencies of the resulting integrated companies.

•                  The Portfolio’s financials holdings were also notable positive contributors to total return during the period.

Management Strategies

•                  We maintain our focus on bottom-up selection of stocks with reasonable valuations relative to our assessment of fair value.

•                  The Portfolio’s positioning—with its significant underweight in energy and large overweight in large-cap pharmaceuticals—remained largely unchanged throughout the period and portfolio turnover was low. Our long-term perspective affords us the patience to buy and hold some of the Portfolio’s more contrarian positions.

January 2007

Performance Compared to the Russell 1000® Value Index(1) and S&P 500® Index(2)

	Total Returns(3)
		Average Annual
	One	Five	Since
	Year	Years	Inception(5)

Portfolio(4)	16.89%	8.49%	8.37%
Russell 1000® Value Index	22.25	10.86	11.05
S&P 500® Index	15.79	6.19	8.48

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit www.morganstanley.com/im. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would be lower.

(1)          The Russell 1000® Value Index measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)          The S&P 500® Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(3)          Total returns for the Portfolio reflect fees waived and expenses reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.

(4)          Commenced operations on January 2, 1997.

(5)          For comparative purposes, average annual since inception returns listed for the Index refers to the inception date or initial offering of the respective share class of the Portfolio, not the inception of the Index.

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Investment Overview (cont’d)

Value Portfolio

* Commenced operations on January 2, 1997.

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note E in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of the expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending Account	During Period*
	Account	Value	July 1, 2006 —
	Value	December 31,	December 31,
	July 1, 2006	2006	2006

Actual	$1,000.00	$1,123.90	$4.55
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.92	4.33

* Expenses are equal to the Portfolio’s annualized net expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*            Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Portfolio of Investments

Value Portfolio

		Value
	Shares	(000)
Common Stocks (96.8%)
Airlines (0.0%)
Southwest Airlines Co.	1,300	$20
Beverages (2.8%)
Anheuser-Busch Cos., Inc.	10,100	497
Coca-Cola Co. (The)	30,900	1,491
		1,988
Capital Markets (2.7%)
Bank of New York Co., Inc. (The)	21,100	831
Merrill Lynch & Co., Inc.	11,100	1,033
		1,864
Chemicals (3.6%)
E.I. du Pont de Nemours & Co.	40,400	1,968
Rohm & Haas Co.	11,400	583
		2,551
Commercial Banks (9.5%)
Bank of America Corp.	46,700	2,493
Barclays plc ADR	2,600	151
PNC Financial Services Group, Inc.	9,600	711
SunTrust Banks, Inc.	2,500	211
US Bancorp	10,400	376
Wachovia Corp.	27,613	1,573
Wells Fargo & Co.	31,600	1,124
		6,639
Communications Equipment (0.7%)
Cisco Systems, Inc.	(a)13,600	372
Nokia Oyj ADR	6,000	122
		494
Computers & Peripherals (2.5%)
Dell, Inc.	(a)35,600	893
Hewlett-Packard Co.	7,200	297
International Business Machines Corp.	5,800	563
		1,753
Diversified Financial Services (5.6%)
Citigroup, Inc.	54,600	3,041
JPMorgan Chase & Co.	17,800	860
		3,901
Diversified Telecommunication Services (6.4%)
AT&T, Inc.	57,100	2,041
Embarq Corp.	1,340	71
Verizon Communications, Inc.	63,800	2,376
		4,488
Electric Utilities (0.9%)
American Electric Power Co., Inc.	15,200	647
Food & Staples Retailing (3.4%)
CVS Corp.	23,500	726
Wal-Mart Stores, Inc.	35,900	1,658
		2,384
Food Products (4.9%)
Cadbury Schweppes plc ADR	19,900	854
Kraft Foods, Inc.	32,100	1,146
Unilever N.V. (NY Shares)	51,200	1,395
		3,395
Health Care Equipment & Supplies (0.8%)
Boston Scientific Corp.	(a)30,400	$522
Health Care Providers & Services (0.9%)
Cardinal Health, Inc.	9,600	618
Household Products (2.1%)
Kimberly-Clark Corp.	22,100	1,502
Industrial Conglomerates (0.6%)
General Electric Co.	11,600	432
Information Technology Services (0.8%)
First Data Corp.	11,300	289
Western Union Co. (The)	11,300	253
		542
Insurance (7.0%)
Aflac, Inc.	7,800	359
American International Group, Inc.	10,300	738
Berkshire Hathaway, Inc., Class B	(a)100	366
Chubb Corp.	24,980	1,322
Genworth Financial, Inc.	6,300	215
Hartford Financial Services Group, Inc.	2,700	252
Metlife, Inc.	7,800	460
St. Paul Travelers Cos., Inc. (The)	15,120	812
Torchmark Corp.	6,300	402
		4,926
Internet & Catalog Retail (0.9%)
Liberty Media Corp. - Capital	(a)30,600	660
Internet Software & Services (0.4%)
McAfee, Inc.	(a)10,000	284
Media (9.6%)
Clear Channel Communications, Inc.	16,209	576
Comcast Corp., Class A	(a)31,300	1,325
Gannett Co., Inc.	5,700	345
Liberty Media Corp. - Interactive	(a)6,120	600
News Corp., Class B	32,200	717
Time Warner, Inc.	69,900	1,522
Viacom, Inc., Class B	(a)30,950	1,270
Walt Disney Co.	11,600	397
		6,752
Metals & Mining (2.3%)
Alcoa, Inc.	52,600	1,578
Oil, Gas & Consumable Fuels (0.5%)
Total S.A. ADR	4,800	345
Paper & Forest Products (3.2%)
International Paper Co.	65,575	2,236
Pharmaceuticals (16.5%)
Abbott Laboratories	18,200	887
Bristol-Myers Squibb Co.	75,200	1,979
Eli Lilly & Co.	21,800	1,136
GlaxoSmithKline plc ADR	28,500	1,504
Pfizer, Inc.	54,400	1,409
Roche Holding AG ADR	12,900	1,154
Sanofi-Aventis ADR	13,900	642
Schering-Plough Corp.	65,100	1,539
Wyeth	26,300	1,339
		11,589

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Portfolio of Investments (cont’d)

Value Portfolio

		Value
	Shares	(000)
Semiconductors & Semiconductor Equipment (1.8%)
Intel Corp.	31,400	$636
KLA-Tencor Corp.	7,400	368
Texas Instruments, Inc.	9,300	268
		1,272
Software (0.6%)
Microsoft Corp.	13,800	412
Specialty Retail (0.3%)
Lowe’s Cos., Inc.	7,700	240
Thrifts & Mortgage Finance (3.3%)
Fannie Mae	7,200	427
Freddie Mac	27,300	1,854
		2,281
Tobacco (1.7%)
Altria Group, Inc.	13,600	1,167
Wireless Telecommunication Services (0.5%)
Sprint Nextel Corp.	18,300	346
Total Common Stocks (Cost $57,582)		67,828

	Face
	Amount
	(000)
Short-Term Investment (3.7%)
Repurchase Agreement (3.7%)
J.P. Morgan Securities, Inc., 5.20%, dated 12/29/06, due 1/2/07, repurchase price $2,643 (Cost $2,641)	$ (b)2,641	2,641
Total Investments (100.5%) (Cost $60,223)		70,469
Liabilities in Excess of Other Assets (-0.5%)		(378)
Net Assets (100%)		$70,091

(a)	Non-income producing security.
(b)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,856,998,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 1/16/07 to 10/23/35; Federal Home Loan Bank, 0.00% to 7.38%, due 1/3/07 to 6/5/28; Federal Home Loan Mortgage Corp., 0.00% to 6.75%, due 1/2/07 to 7/15/32; Federal National Mortgage Association, 0.00% to 8.20%, due 1/12/07 to 11/15/30; Tennessee Valley Authority, 5.38% to 6.75%, due 11/13/08 to 4/1/36, which had a total value of $1,894,142,869. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

ADR	American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Value Portfolio

Statement of Assets and Liabilities

December 31, 2006
(000)
Assets:
Investments, at Value (Cost $60,223)	$70,469
Cash	@—
Dividends Receivable	76
Receivable for Investments Sold	53
Interest Receivable	1
Other Assets	2
Total Assets	70,601
Liabilities:
Payable for Portfolio Shares Redeemed	368
Investment Advisory Fees Payable	79
Administration Fees Payable	15
Custodian Fees Payable	5
Directors’ Fees and Expenses Payable	1
Other Liabilities	42
Total Liabilities	510
NET ASSETS	$70,091
Net Assets Consist of:
Paid-in Capital	$53,873
Undistributed (Distributions in Excess of) Net Investment Income	1,274
Accumulated Net Realized Gain (Loss)	4,698
Unrealized Appreciation (Depreciation) on Investments	10,246
Net Assets	$70,091
Net Asset Value, Offering and Redemption Price Per Share Applicable to 4,713,588 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$14.87

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Value Portfolio

Statement of Operations

Year Ended
December 31, 2006
(000)
Investment Income:
Dividends	$1,745
Interest	124
Total Investment Income	1,869
Expenses:
Investment Advisory Fees (Note B)	383
Administration Fees (Note C)	174
Shareholder Reporting Fees	39
Professional Fees	24
Custodian Fees (Note D)	17
Directors’ Fees and Expenses	1
Other	7
Total Expenses	645
Investment Advisory Fees Voluntarily Waived (Note B)	(54)
Expense Offset (Note D)	@—
Net Expenses	591
Net Investment Income (Loss)	1,278
Net Realized Gain (Loss) on:
Investments Sold	4,888
Change in Unrealized Appreciation (Depreciation) on:
Investments	4,686
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	9,574
Net Increase (Decrease) in Net Assets Resulting from Operations	$10,852

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2006	December 31, 2005
	(000)	(000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income (Loss)	$1,278	$1,183
Net Realized Gain (Loss)	4,888	6,997
Net Change in Unrealized Appreciation (Depreciation)	4,686	(4,787)
Net Increase (Decrease) in Net Assets Resulting from Operations	10,852	3,393
Distributions from and/or in Excess of:
Net Investment Income	(1,183)	(899)
Net Realized Gain	(6,970)	(3,728)
Total Distributions	(8,153)	(4,627)
Capital Share Transactions:(1)
Subscriptions	4,311	18,571
Distributions Reinvested	8,153	4,627
Redemptions	(20,177)	(14,670)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(7,713)	8,528
Total Increase (Decrease) in Net Assets	(5,014)	7,294
Net Assets:
Beginning of Period	75,105	67,811
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $1,274 and $1,179, respectively)	$70,091	$75,105

(1) Capital Share Transactions:
Shares Subscribed	296	1,313
Shares Issued on Distributions Reinvested	616	335
Shares Redeemed	(1,381)	(1,021)
Net Increase (Decrease) in Capital Shares Outstanding	(469)	627

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Financial Highlights

Value Portfolio

	Year Ended December 31,
Selected Per Share Data and Ratios	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$14.49	$14.88	$13.18	$9.83	$12.77
Income (Loss) from Investment Operations
Net Investment Income (Loss)#	0.26	0.25	0.21	0.15	0.11
Net Realized and Unrealized Gain (Loss)	1.96	0.38	2.06	3.20	(2.94)
Total from Investment Operations	2.22	0.63	2.27	3.35	(2.83)
Distributions from and/or in Excess of:
Net Investment Income	(0.27)	(0.20)	(0.14)	—	(0.11)
Net Realized Gain	(1.57)	(0.82)	(0.43)	—	—
Total Distributions	(1.84)	(1.02)	(0.57)	—	(0.11)
Net Asset Value, End of Period	$14.87	$14.49	$14.88	$13.18	$9.83
Total Return ±	16.89%	4.56%	17.83%	34.08%	(22.15)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$70,091	$75,105	$67,811	$52,670	$39,209
Ratio of Expenses to Average Net Assets(1)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	1.83%	1.72%	1.52%	1.37%	0.97%
Portfolio Turnover Rate	23%	32%	40%	135%	39%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
Expenses to Average Net Assets	0.93%	0.92%	0.95%	0.99%	0.96%
Net Investment Income (Loss) to Average Net Assets	1.75%	1.65%	1.42%	1.23%	0.86%

#	Per share amount is based on average shares outstanding.
±

Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the Value Portfolio. The Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in a portfolio of common stocks and other equity securities.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.              Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

2.              Repurchase Agreements: The Portfolio may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.              New Accounting Pronouncements: In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109” (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the Portfolio NAV calculations as late as the Portfolio’s last NAV calculation in the first required financial statement period. As a result, the Portfolio will incorporate FIN 48 in its semi annual report on June 30, 2007. The impact to the Portfolio’s financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Portfolio’s financial statement disclosures.

4.              Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income and

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Notes to Financial Statements (cont’d)

distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate measures.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

	From $500
First $500	million to	More than
million	$1 billion	$1 billion
0.55%	0.50%	0.45%

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 0.85%. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time. For the year ended December 31, 2006, this waiver amounted to $54,000.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund.

D. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

E. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

F. Federal Income Taxes: It is the Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2006 and 2005 was as follows:

2006 Distributions		2005 Distributions
Paid From:		Paid From:
Ordinary	Long-Term	Ordinary	Long-Term
Income (000)	Capital Gain (000)	Income (000)	Capital Gain (000)
$2,146	$6,007	$3,332	$1,295

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Notes to Financial Statements (cont’d)

Permanent book and tax basis differences may result in reclassifications among undistributed (distributions in excess of ) net investment income (or accumulated net investment loss), accumulated net realized gain (loss) and paid-in capital.

At December 31, 2006, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed	Undistributed
Ordinary	Long-Term
Income (000)	Capital Gain (000)
$1,476	$4,648

At December 31, 2006, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

			Net
			Appreciation
Cost (000)	Appreciation (000)	Depreciation (000)	(Depreciation) (000)
$60,372	$11,140	$(1,043)	$10,097

G. Other: For the year ended December 31, 2006, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $15,612,000 and $29,414,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the year ended December 31, 2006.

During the year ended December 31, 2006, the Portfolio incurred $58 of brokerage commissions to Morgan Stanley & Co. Incorporated, an affiliated broker dealer.

At December 31, 2006, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 89.4%.

I. Supplemental Proxy Information (unaudited): On August 1, 2006, a Special Meeting of Shareholders of the Fund was scheduled in order to vote on the proposals set forth below. The meetings were held on August 1, 2006. The results are as follows:

(1) Election of Directors:

	For	Withhold	Abstain	BNV**
Frank L. Bowman	260,067,853	10,108,296	—	—
Kathleen A. Dennis	259,931,765	10,244,384	—	—
Michael F. Klein	259,401,451	10,774,698	—	—
W. Allen Reed	259,540,071	10,636,078	—	—

(2) Modify certain fundamental investment restrictions for the Portfolio:

	For	Against	Abstain	BNV**
Modify Fundamental policy regarding diversification	4,234,937	58,323	174,246	—
Modify fundamental policy regarding borrowing money	4,118,494	187,388	161,625	—
Modify fundamental policy regarding loans	4,153,357	139,637	174,512	—
Modify fundamental policy regarding investment in commodities, commodity contracts and futures contracts	4,190,500	107,313	169,693	—
Modify fundamental policy regarding issuance of senior securities	4,216,302	72,532	178,672	—

**

Broker “non-votes” are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of
The Universal Institutional Funds, Inc. -
Value Portfolio

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Value Portfolio (one of the portfolios constituting The Universal Institutional Funds, Inc.) (the “Portfolio”) as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Value Portfolio of The Universal Institutional Funds, Inc. at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
February 16, 2007

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Federal Income Tax Information (unaudited)

For the year ended December 31, 2006, the percentage of dividends that qualify for the 70% dividend received deduction for corporate shareholders of the Portfolio was 69.1%.

The Portfolio hereby designates $6,007,000 as long-term capital gain dividends for the purpose of the dividend paid deduction on its federal income tax return.

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Director and Officer Information (unaudited)

Independent Directors:

				Number of
				Portfolios in
				Fund
				Complex
				Overseen
	Position(s)	Length of		by
Name, Age and Address of	Held with	Time		Independent	Other Directorships Held by Independent
Independent Director	Registrant	Served*	Principal Occupation(s) During Past 5 Years	Director**	Director

Frank L. Bowman (62) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) (since February 2005); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly variously, Admiral in the U.S. Navy, Director of Naval Nuclear Propulsion Program and Deputy Administrator— Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004). Honorary Knight Commander of the Most Excellent Order of the British Empire.	171	Director of the National Energy Foundation, the U.S. Energy Association, the American Council for Capital Formation and the Armed Services YMCA of the USA.

Michael Bozic (65) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since April 2004

Private Investor; Chairperson of the Valuation, Insurance and Compliance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly Chairperson of the Insurance Committee (July 2006-September 2006), Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987- 1991) of the Sears Merchandise Group of Sears Roebuck & Co.

				173	Director of various business organizations.

Kathleen A. Dennis (53) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	President, Cedarwood Associates (mutual fund consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	171	None.

Dr. Manuel H. Johnson (57) c/o Johnson Smick Group, Inc. 888 16th Street, NW Suite 740 Washington, D.C. 20006	Director	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co- Chairman and a founder of the Group of Seven Council (G7C) international economic commission; formerly Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	173	Director of NVR, Inc. (home construction); Director of KFX Energy; Director of RBS Greenwich Capital Holdings (financial holding company).

Joseph J. Kearns (64) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Director	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); formerly Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001- July 2003); formerly CFO of the J. Paul Getty Trust.	174	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation and the UCLA Foundation.

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Director and Officer Information (cont’d)

Independent Directors (cont’d):

				Number of
				Portfolios in
				Fund
				Complex
				Overseen
	Position(s)	Length of		by
Name, Age and Address of	Held with	Time		Independent	Other Directorships Held by Independent
Independent Director	Registrant	Served*	Principal Occupation(s) During Past 5 Years	Director**	Director

Michael F. Klein (48) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	Chief Operating Officer and Managing Director, Aetos Capital, LLC (since March 2000); Chairperson of the Fixed- Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly Managing Director, Morgan Stanley & Co., Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co., Inc. and Morgan Stanley Dean Witter Investment Management (August 1997- December 1999).	171	Director of certain investment funds managed or sponsored by Aetos Capital LLC.

Michael E. Nugent (70) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairman of the Board and Director	Chairman of the Boards since July 2006 and Trustee since July 1991	General Partner of Triumph Capital, L.P. private investment partnership; Chairman of the Boards of the Retail Funds and Institutional Funds (since July 2006); Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly Chairperson of the Insurance Committee (until July 2006) and Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	173	None.

W. Allen Reed (59) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (July 1994-December 2005).	171	Director of GMAC (financial services) and Temple-Inland Industries (packaging, banking and forest products); Director of Legg Mason and Director of the Auburn University Foundation.

Fergus Reid (74) c/o Lumelite Plastics Corporation 85 Charles Coleman Blvd. Pawling, NY 12564	Director	Since June 1992	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	174	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by JP Morgan Investment Management Inc.

Interested Directors:

Number of
Portfolios in
Fund
Complex
	Position(s)	Length of		Overseen by
Name, Age and Address of	Held with	Time		Interested	Other Directorships Held by Interested
Interested Director	Registrant	Served*	Principal Occupation(s) During Past 5 Years	Director**	Director

James F. Higgins (58) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Director	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	173	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*	This is the earliest date the Director began serving the Retail Funds or Institutional Funds. Each Director serves an indefinite term, until his or her successor is elected.
**

The Fund Complex includes all funds advised by Morgan Stanley Investment Management Inc. and funds that have an investment advisor that is an affiliated entity of Morgan Stanley Investment Management Inc. (including, but not limited to, Morgan Stanley Investments LP and Morgan Stanley Investment Advisors Inc.).

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Director and Officer Information (cont’d)

Executive Officers:

	Position(s) Held	Length of Time
Name, Age and Address of Executive Officer	with Registrant	Served*	Principal Occupation(s) During Past 5 Years
Ronald E. Robison (67) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	President and Principal Executive Officer	President since September 2005 and Principal Executive Officer since May 2003

President (since September 2005) and Principal Executive Officer (since May 2003) of funds in the Fund Complex; President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; Managing Director, Director and/or Officer of the Adviser and various entities affiliated with the Adviser; Director of Morgan Stanley SICAV (since May 2004). Formerly, Executive Vice President (July 2003 to September 2005) of funds in the Fund Complex and the Van Kampen Funds; President and Director of the Institutional Funds (March 2001 to July 2003); Chief Administrative Officer of Morgan Stanley Investment Advisors Inc.; Chief Administrative Officer of Morgan Stanley Services Company Inc.

J. David Germany (52) Morgan Stanley Investment Management Limited 20 Bank Street Canary Wharf London, United Kingdom E144AD	Vice President	Since February 2006

Managing Director and (since December 2005) Chief Investment Officer—Global Fixed Income of Morgan Stanley Investment Management; Managing Director and Director of Morgan Stanley Investment Management Limited; Vice President of the Retail and Institutional Funds (since February 2006).

Dennis F. Shea (53) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 2006

Managing Director and (since February 2006) Chief Investment Officer—Global Equity of Morgan Stanley Investment Management; Vice President of the Retail and Institutional Funds (since February 2006). Formerly, Managing Director and Director of Global Equity Research at Morgan Stanley.

Barry Fink (51) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 1997

Managing Director and General Counsel of Morgan Stanley Investment Management; Managing Director of the Adviser and various entities affiliated with the Adviser; Vice President of the Retail Funds and (since July 2003) the Institutional Funds. Formerly, Secretary, General Counsel and/or Director of the Adviser and various entities affiliated with the Adviser; Secretary and General Counsel of the Retail Funds.

Amy R. Doberman (44) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Since July 2004

Managing Director and General Counsel, U.S. Investment Management of Morgan Stanley Investment Management (since July 2004); Vice President of the Retail Funds and the Institutional Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); Secretary (since February 2006) and Managing Director (since July 2004) of the Adviser and various entities affiliated with the Adviser. Formerly, Managing Director and General Counsel — Americas, UBS Global Asset Management (July 2000-July 2004).

Carsten Otto (43) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Chief Compliance Officer	Since October 2004

Managing Director and U.S. Director of Compliance for Morgan Stanley Investment Management (since October 2004); Managing Director and Chief Compliance Officer of Morgan Stanley Investment Management. Formerly, Assistant Secretary and Assistant General Counsel of the Retail Funds.

Stefanie V. Chang Yu (40) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Since December 1997

Executive Director of the Adviser and various entities affiliated with the Adviser; Vice

President of the Retail Funds (since July 2002) and the Institutional Funds (since December

1997). Formerly, Secretary of various entities affiliated with the Adviser.

Mary E. Mullin (39) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Secretary	Since June 1999	Executive Director of the Adviser and various entities affiliated with the Adviser; Secretary of the Retail Funds (since July 2003) and the Institutional Funds (since June 1999).

James W. Garrett (38) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Treasurer and Chief Financial Officer	Treasurer since February 2002 and Chief Financial Officer since July 2003

Head of Global Fund Administration; Managing Director of the Adviser and various entities affiliated with the Adviser; Treasurer and Chief Financial Officer of the Institutional Funds. Formerly with PriceWaterhouse LLP (now PricewaterhouseCoopers LLP).

Michael J. Leary (41) JPMorgan Investor Services Co. 73 Tremont Street Boston, MA 02108	Assistant Treasurer	Since March 2003	Director and Vice President of Fund Administration, JPMorgan Investor Services Co. (formerly Chase Global Funds Services Company). Formerly, Audit Manager at Ernst & Young, LLP.

*	This is the earliest date the Director began serving the Retail Funds or Institutional Funds. Each Director serves an indefinite term, until his or her successor is elected.

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Investment Adviser and Administrator	Legal Counsel
Morgan Stanley Investment Management Inc.	Clifford Chance US LLP
1221 Avenue of the Americas	31 West 52nd Street
New York, New York 10020	New York, New York 10019

Distributor	Independent Registered Public Accounting Firm
Morgan Stanley Distribution, Inc.	Ernst & Young LLP
One Tower Bridge	200 Clarendon Street
100 Front Street, Suite 1100	Boston, Massachusetts 02116-5072
West Conshohocken, Pennsylvania 19428-2899

Custodian
JPMorgan Chase Bank, N.A.
270 Park Avenue
New York, New York 10017

The Investment Adviser, Morgan Stanley Investment Management Inc., does business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 1-800-281-2715 or by visiting our website at www.morganstanley.com/im. It is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by calling 1-800-281-2715. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

IS07-00156I-Y12/06

16

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Core Plus Fixed Income Portfolio

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Investment Overview (unaudited)

Core Plus Fixed Income Portfolio

The Core Plus Fixed Income Portfolio (the “Portfolio”) seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities. The Portfolio invests primarily in a diversified mix of dollar denominated investment grade fixed income securities, particularly U.S. government, corporate, and mortgage securities. The Portfolio will ordinarily seek to maintain an average weighted maturity between five and ten years. Federal Home Loan Mortgage Corp., Federal National Mortgage Association, and Federal Home Loan Banks, although chartered and sponsored by Congress, are not funded by congressional appropriations and securities issued by them are neither guaranteed nor insured by the U.S. government.

Performance

For the year ended December 31, 2006, the Portfolio’s Class I Shares had a total return of 3.73%, net of fees, compared to 4.33% for the Lehman Brothers U.S. Aggregate Bond Index (the “Index”). The Portfolio’s Class II shares had a total return of 3.56%, net of fees.

Factors Affecting Performance

•                  The first half of 2006 provided few surprises in the bond market. The Federal Open Market Committee (the “FOMC”) continued to pursue its monetary tightening policy, raising the target federal funds rate at each of its meetings to 5.25% by the end of June. In the second half of the year, as economic growth moderated, the housing sector weakened, and inflation concerns eased, the FOMC finally took a widely anticipated respite from its record cycle of seventeen consecutive rate increases, electing to keep the target federal funds rate unchanged for the remainder of the year. Despite the pause in its tightening campaign, the FOMC continued to acknowledge the potential for inflation risks and reiterated previous statements that further actions regarding interest rates would be data dependent.

•                  As measured by the core PCE (Personal Consumption Expenditures) deflator-the Federal Reserve’s preferred inflation gauge-remained elevated, rising 2.4% for year ended in October, notably above the Fedederal Reserve’s comfort zone of 1-2%. During the last week of December, the financial markets were surprised by stronger than expected data from the Chicago Purchasing Managers Index, new and existing home sales, and consumer confidence reports. This data quelled much of the ongoing speculation that the soft housing and auto markets would translate into moderating economic growth and inflation, and perhaps an ease in the Federal Reserve Monetary Policy.

•                  Yields rose across the U.S. Treasury curve during the first six months, though more so on the short end of the curve which tends to more closely track changes in interest rates. Around mid-year, as expectations of a pause in FOMC tightening grew, yields peaked and then drifted lower throughout most of the last half of the year and the bond market rallied. On a net basis, however, Treasury yields across the curve ended 2006 at higher levels than when the year began.

•                  Within the government sector, agency and mortgage issues posted the highest returns for the year, while the Treasury sector underperformed due to its high sensitivity to interest rate changes. Early in the period when yields were rising, higher coupon mortgages performed well as mortgage prepayments slowed. However, in response to a decline in yields in the last months of the year, lower coupon mortgages outperformed.

•                  While the overall environment appeared to be good for corporate credit issues and defaults were near historic lows, much of the good news had already been priced into the market. Because interest rates remained at relatively low levels throughout the year, investors turned to the riskier segments of the market in an attempt to capture higher yields. The increased appetite for risk helped provide support to the high-yield market, causing yield spreads to compress to near record low levels. In this environment, the lowest credit tiers of the high-yield market-namely CCC rated securities-turned in the best performance. High demand for high-yield bonds was met by an equally high supply, which was fueled in part by an unprecedented amount of leveraged buyout and private equity activity during the year. In fact, more than $150 billion in new high-yield issues came to market in 2006, breaking the previous issuance record set in 2004.

Management Strategies

•                  During the reporting year, we kept the Portfolio’s overall duration* relatively low. This posture proved beneficial to performance as interest rates rose across much of the curve. However, when rates declined later in the year, this defensive positioning detracted from relative performance.

•                  In terms of credit risk, the Portfolio was also positioned defensively with a focus on higher-quality securities. This conservative posture, coupled with a slight narrowing of yield spreads, dampened performance as the lowest-rated segments of the credit market outperformed. On a more

1

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Investment Overview (cont’d)

Core Plus Fixed Income Portfolio

positive note, however, strong security selection in several sectors was additive to performance.

•                  The Portfolio’s emphasis on higher coupon mortgages benefited performance during the first half of the year when rates were rising as these issues outperformed their lower coupon counterparts. Higher coupon mortgages typically have slower pre-payment rates and as such, tend to be less sensitive to rising interest rates. In the last months of the year, as rates began to fall, this emphasis kept the Portfolio from more fully participating in the comparatively better performance of lower coupon mortgages.

•                  Currency positioning led to underperformance of the Portfolio’s non-U.S. dollar holdings versus the benchmark while the Portfolio’s emerging markets debt holdings outperformed due to strong security selection and a neutral sector exposure.

* A measure of the sensitivity of a bond’s price to changes in interest rates, expressed in years. Each year of duration represents an expected 1% change in the price of a bond for every 1% change in interest rates. The longer a bond’s duration, the greater the effect of interest-rate movements on its price. Typically, funds with shorter durations perform better in rising-interest-rate environments, while funds with longer durations perform better when rates decline.

January 2007

Performance Compared to the Lehman Brothers U.S. Aggregate Bond Index(1)

	Total Returns(2)
		Average Annual
	One Year	Five Years	Since Inception(5)

Portfolio – Class I(3)	3.73%	4.85%	6.03%
Lehman Brothers U.S. Aggregate Bond Index	4.33	5.06	6.29

Portfolio – Class II(4)	3.56	—	3.74
Lehman Brothers U.S. Aggregate Bond Index	4.33	—	3.52

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit www.morganstanley.com/im. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would be lower. Yields will fluctuate as market conditions change.

(1)          Lehman Brothers U.S. Aggregate Bond Index is an index comprised of approximately 6,000 publicly traded bonds including U.S. Government, mortgage-backed, corporate, and yankee bonds with an approximate average maturity of 10 years. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)          Total returns for the Portfolio reflect fees waived and expenses reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.

(3)          Commenced operations on January 2, 1997.

(4)          Commenced operations on May 1, 2003.

(5)          For comparative purposes, average annual since inception returns listed for the Index refers to the inception date or initial offering of the respective share class of the Portfolio, not the inception of the Index.

*                 Commenced operations on January 2, 1997.

**          Commenced operations on May 1, 2003.

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested.

2

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Investment Overview (cont’d)

Core Plus Fixed Income Portfolio

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class II shares) and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note E in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of the expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value July 1, 2006	Ending Account Value December 31, 2006	Expenses Paid During Period* July 1, 2006 —December 31, 2006

Class I
Actual	$1,000.00	$1,040.90	$3.50
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.78	3.47

Class II
Actual	1,000.00	1,040.10	4.78
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.52	4.74

*                 Expenses are equal to Class I and Class II shares’ annualized net expense ratios of 0.68% and 0.93%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*      Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

3

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Portfolio of Investments

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (81.5%)
Agency Adjustable Rate Mortgages (0.2%)
Government National Mortgage Association,
Adjustable Rate Mortgages
5.13%, 12/20/25 - 11/20/27	$43	$43
5.38%, 1/20/25 - 2/20/28	752	761
5.75%, 7/20/25 - 9/20/27	106	107
		911
Agency Fixed Rate Mortgages (10.9%)
Federal Home Loan Mortgage Corporation,
Conventional Pools
10.50%, 1/1/10 - 5/1/19	3	3
11.50%, 10/1/15 - 5/1/19	18	19
Gold Pools
6.50%, 7/1/32 - 9/1/32	278	284
7.00%, 3/1/32	11	11
7.50%, 6/1/20 - 11/1/32	2,480	2,580
8.00%, 8/1/30 - 1/1/31	71	75
8.50%, 1/1/29 - 8/1/30	85	92
9.50%, 12/1/22	9	10
10.00%, 6/1/17	11	12
Federal National Mortgage Association,
Conventional Pools
6.50%, 9/1/28 - 10/1/33	4,595	4,702
7.00%, 10/1/27 - 1/1/36	10,845	11,184
7.32%, 7/1/36	2,405	2,459
7.50%, 6/1/25 - 2/1/36	2,726	2,839
8.00%, 10/1/29 - 9/1/32	2,348	2,479
8.50%, 4/1/30 - 5/1/32	848	912
9.50%, 11/1/21 - 4/1/30	179	196
10.00%, 9/1/10 - 5/1/22	38	41
10.50%, 1/1/16 - 5/1/22	471	520
11.00%, 6/1/19 - 11/1/20	183	204
11.50%, 11/1/19	4	5
13.00%, 10/1/15	1	1
January TBA
7.00%, 1/25/36	(a)15,625	16,040
Government National Mortgage Association
Various Pools
9.00%, 11/15/17 - 1/15/25	131	140
9.50%, 10/15/16 - 11/15/21	438	476
10.00%, 11/15/09 - 6/15/22	629	697
10.50%, 1/15/18 - 8/15/20	68	76
11.00%, 12/15/09 - 1/15/16	18	20
11.50%, 2/15/13 - 8/15/13	5	6
12.00%, 12/15/12 - 12/15/13	14	16
		46,099
Asset Backed Corporate (11.1%)
ACE Securities Corp.
5.46%, 7/25/35	(b)371	371
American Express Credit Account Master Trust
5.46%, 11/16/09 - 12/15/09	(b)4,325	4,330
Argent Securities, Inc.
5.40%, 10/25/36	(b)2,469	2,471
Bank One Issuance Trust
3.59%, 5/17/10	2,000	1,977
Bear Stearns Asset Backed Securities, Inc.
5.47%, 8/25/35	(b)366	366
5.55%, 9/25/34	(b)298	299
5.57%, 3/25/35	(b)837	838
Capital Auto Receivables Asset Trust
3.35%, 2/15/08	500	499
5.41%, 5/15/11	(b)3,175	3,175
5.43%, 1/15/08	(b)307	307
Carrington Mortgage Loan Trust
5.47%, 10/25/35	(b)359	360
5.50%, 9/25/35	(b)430	430
Citibank Credit Card Issuance Trust
6.88%, 11/16/09	1,730	1,755
Countrywide Asset-Backed Certificates
5.50%, 7/25/25	(b)1,400	1,401
First Franklin Mortgage Loan Asset Backed Certificates
5.40%, 7/25/36	(b)1,668	1,669
5.42%, 2/25/36	(b)1,345	1,346
5.45%, 7/25/35	(b)511	511
5.47%, 10/25/35	(b)926	926
Fremont Home Loan Owner Trust
5.40%, 10/25/36	(b)2,290	2,292
GE Capital Credit Card Master Note Trust
5.39%, 9/15/10	(b)1,350	1,351
GE Dealer Floorplan Master Note Trust
5.43%, 7/20/09	(b)2,000	2,002
GSAMP Trust
5.42%, 1/25/37	(b)2,025	2,025
Long Beach Mortgage Loan Trust
5.44%, 1/25/36	(b)755	756
MBNA Credit Card Master Note Trust
5.49%, 2/16/10	(b)1,800	1,803
MBNA Master Credit Card Trust USA
5.90%, 8/15/11	400	407
7.00%, 2/15/12	1,350	1,417
7.80%, 10/15/12	1,400	1,521
Merrill Auto Trust Securitization
5.36%, 4/25/08	(b)163	163
Nationstar Home Equity Loan Trust
5.60%, 9/25/36	(b)2,291	2,293
New Century Home Equity Loan Trust
5.88%, 11/25/34	(b)162	163
Option One Mortgage Loan Trust
5.65%, 11/25/34	(b)79	79
Residential Asset Mortgage Products, Inc.
5.42%, 6/25/29	(b)2,119	2,121
Soundview Home Equity Loan Trust
5.41%, 1/25/37	(b)2,025	2,025
Specialty Underwriting & Residential Finance
5.47%, 6/25/36	(b)714	715
Structured Asset Investment Loan Trust
5.42%, 3/25/36	(b)974	974
5.45%, 7/25/35	(b)182	183

4	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Asset Backed Corporate (cont’d)
Structured Asset Securities Corp.
5.55%, 6/25/35	$ (b)1,337	$1,338
Terwin Mortgage Trust
5.47%, 7/25/35	(b) (c)92	92
TXU Electric Delivery Transition Bond Co.
4.81%, 11/17/14	375	372
		47,123
Collateralized Mortgage Obligations — Agency Collateral Series (2.6%)
Bear Stearns Structured Products, Inc.
Zero Coupon, 2/27/36 - 5/27/36	(c)65,037	1,484
Countrywide Alternative Loan Trust
1.70%, 12/20/46	20,761	1,092
3.26%, 2/25/47	(c)26,096	1,417
IO
0.48%, 2/25/37	9,292	511
1.81%, 12/20/35	(b) (c)12,906	413
3.00%, 12/20/35	(b) (c)12,143	602
PO
Zero Coupon, 3/20/46	9,108	433
Countrywide Home Loan Mortgage Pass Through Trust
PO
Zero Coupon, 2/25/35	10,022	224
Federal Home Loan Mortgage Corporation,
IO
5.00%, 9/15/14 - 6/15/17	3,318	259
6.00%, 5/1/31	640	122
6.50%, 4/1/28	583	124
7.50%, 12/1/29	38	10
8.00%, 1/1/28 - 6/1/31	70	16
IO, Inv Fl
2.60%, 3/15/32	334	26
2.65%, 3/15/32	253	20
3.20%, 10/15/29	24	@—
Federal National Mortgage Association
IO
6.00%, 8/25/32 - 7/25/33	1,338	271
6.50%, 5/25/33 - 6/25/33	1,742	372
7.00%, 4/25/33	549	123
7.50%, 11/1/29	138	39
8.00%, 4/1/24 - 8/1/31	582	131
9.00%, 11/1/26	10	3
IO, Inv Fl
2.20%, 2/17/31	233	12
2.75%, 12/25/29	30	@—
2.85%, 10/25/28	115	4
3.25%, 3/18/30	13	@—
5.00%, 2/25/15	857	27
PO
2/25/33 - 3/25/36	12,328	326
Government National Mortgage Association
IO, Inv FI, PAC
3.05%, 6/16/27	1,047	26
IO, Inv Fl
2.23%, 9/16/31	73	3
2.63%, 9/16/27	98	7
2.65%, 4/16/29	539	28
2.85%, 8/16/31	77	4
3.15%, 9/20/30	138	9
3.20%, 12/16/29	150	11
3.25%, 8/16/29	150	9
Greenpoint Mortgage Funding Trust
PO
8/25/45 - 10/25/45	14,670	451
Harborview Mortgage Loan Trust
IO
1.41%, 6/19/35	(b)7,764	184
1.70%, 5/19/35	(b)11,331	280
2.08%, 3/19/37	(b)8,948	412
2.18%, 7/19/46	(b)10,237	385
PO
3/19/37 - 7/19/47	4	3
Harborview NIM Corp.
Zero Coupon, 10/20/45	(c)1,223	795
Indymac Index Mortgage Loan Trust
IO
1.34%, 7/7/35	(b)6,884	224
Washington Mutual, Inc.
Zero Coupon, 1/25/45	22,375	353
		11,245
Finance (5.1%)
AIG SunAmerica Global Financing VI
6.30%, 5/10/11	(c)1,450	1,510
American General Finance Corp.
4.63%, 5/15/09 - 9/1/10	380	373
AXA Financial, Inc.
6.50%, 4/1/08	255	258
CIT Group, Inc.
3.65%, 11/23/07	300	296
Countrywide Home Loans, Inc.
3.25%, 5/21/08	645	627
EOP Operating LP
6.76%, 6/15/07	100	101
Farmers Exchange Capital
7.05%, 7/15/28	(c)705	738
Farmers Insurance Exchange
8.63%, 5/1/24	(c)250	301
General Electric Capital Corp.
4.25%, 12/1/10	280	271
5.88%, 2/15/12	105	108
HSBC Finance Corp.
4.13%, 12/15/08	185	181
5.88%, 2/1/09	580	589
6.38%, 10/15/11	430	450
6.75%, 5/15/11	320	339
8.00%, 7/15/10	195	212
JPMorgan Chase & Co.
5.35%, 3/1/07	415	415

The accompanying notes are an integral part of the financial statements.	5

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Finance (cont’d)
6.00%, 2/15/09	$80	$81
7.00%, 11/15/09	465	487
M&I Marshall & IIsley Bank
3.80%, 2/8/08	775	763
Mantis Reef Ltd.
4.69%, 11/14/08	(c)630	622
MBNA Corp.
5.80%, 5/5/08	(b)700	704
Nationwide Building Society
4.25%, 2/1/10	(c)795	771
Platinum Underwriters Holdings Ltd.
6.37%, 11/16/07	370	368
7.50%, 6/1/17	385	407
Residential Capital Corp.
6.38%, 6/30/10	1,105	1,119
SLM Corp.
4.00%, 1/15/10	610	589
St. Paul Travelers Cos., Inc. (The)
5.01%, 8/16/07	490	488
Two-Rock Pass Through Trust
6.32%, 12/31/49	(b) (c)475	468
Unicredit Luxembourg Finance S.A.
5.43%, 10/24/08	(b) (c)1,215	1,215
USB Capital IX
6.19%, 12/31/49	(b)880	899
Wachovia Capital Trust III
5.80%, 12/31/49	(b)2,930	2,957
Washington Mutual Bank FA
5.50%, 1/15/13	75	75
Washington Mutual Preferred Funding II
6.67%, 12/31/49	(b) (c)300	301
Washington Mutual, Inc.
8.25%, 4/1/10	705	760
World Financial Properties
6.91%, 9/1/13	(c)1,009	1,056
Xlliac Global Funding
4.80%, 8/10/10	(c)690	677
		21,576
Industrials (6.1%)
Abitibi-Consolidated, Inc.
8.85%, 8/1/30	205	169
ArvinMeritor, Inc.
8.75%, 3/1/12	565	583
AT&T Corp.
8.00%, 11/15/31	755	940
AT&T, Inc.
6.15%, 9/15/34	415	409
Bowater Canada Finance Corp.
7.95%, 11/15/11	985	970
Brascan Corp.
7.13%, 6/15/12	640	683
Caterpillar Financial Services Corp.
3.63%, 11/15/07	130	128
5.45%, 8/20/07	(b)560	561
Clorox Co.
5.49%, 12/14/07	(b)765	766
Comcast Cable Communications, Inc.
6.75%, 1/30/11	350	367
8.38%, 5/1/07	75	76
ConAgra Foods, Inc.
7.00%, 10/1/28	190	206
8.25%, 9/15/30	245	302
Consumers Energy Co.
4.00%, 5/15/10	195	187
4.80%, 2/17/09	275	272
Cooper Industries, Inc.
5.25%, 11/15/12	445	441
CVS Corp.
5.75%, 8/15/11	160	162
6.04%, 12/10/28	(c)980	979
DaimlerChrysler NA Holding Corp.
8.50%, 1/18/31	360	430
Delhaize America, Inc.
9.00%, 4/15/31	395	471
Echostar DBS Corp.
6.38%, 10/1/11	565	563
6.63%, 10/1/14	215	210
FBG Finance, Ltd.
5.13%, 6/15/15	(c)560	530
FedEx Corp.
2.65%, 4/1/07	325	323
France Telecom S.A.
8.50%, 3/1/31	575	757
General Motors Acceptance Corp.
6.88%, 9/15/11	2,865	2,942
General Motors Corp.
8.38%, 7/15/33	670	623
Glencore Nickel Property Ltd.
9.00%, 12/1/14	(d) (e) (f)180	@—
Hewlett Packard Co.
5.50%, 5/22/09	(b)550	551
Home Depot, Inc.
5.49%, 12/16/09	(b)285	285
Hyatt Equities LLC
6.88%, 6/15/07	(c)380	382
ICI Wilmington, Inc.
4.38%, 12/1/08	230	226
Interpublic Group of Cos., Inc.
5.40%, 11/15/09	430	424
6.25%, 11/15/14	405	379
Lenfest Communications, Inc.
7.63%, 2/15/08	245	251
LG Electronics, Inc.
5.00%, 6/17/10	(c)360	353
May Dept Stores Co. (The)
6.70%, 7/15/34	555	549
Miller Brewing Co.
4.25%, 8/15/08	(c)530	521

6	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Industrials (cont’d)
Mohawk Industries, Inc.
7.20%, 4/15/12	$355	$369
News America Holdings, Inc.
7.75%, 2/1/24	140	157
Norfolk Southern Corp.
7.35%, 5/15/07	305	307
Panhandle Eastern Pipe Line Co.
2.75%, 3/15/07	100	99
Pilgrim’s Pride Corp.
9.63%, 9/15/11	130	136
Sara Lee Corp.
6.13%, 11/1/32	475	431
Sprint Capital Corp.
8.75%, 3/15/32	145	175
Starwood Hotels & Resorts Worldwide, Inc.
7.38%, 5/1/07	95	95
Systems 2001 AT LLC
6.66%, 9/15/13	(c)607	636
TCI Communications, Inc.
7.88%, 2/15/26	190	218
Telecom Italia Capital S.A.
4.00%, 1/15/10	785	750
Telefonica Europe BV
8.25%, 9/15/30	620	741
Time Warner, Inc.
5.61%, 11/13/09	(b)1,130	1,132
Union Pacific Corp.
6.63%, 2/1/08	235	238
6.79%, 11/9/07	130	131
Verizon New England, Inc.
6.50%, 9/15/11	120	123
Viacom, Inc.
6.88%, 4/30/36	520	516
WellPoint, Inc.
3.75%, 12/14/07	175	172
4.25%, 12/15/09	165	160
Yum! Brands, Inc.
8.88%, 4/15/11	320	359
		25,916
Mortgages — Other (22.5%)
American Home Mortgage Assets
5.54%, 10/25/46	(b)3,010	3,015
5.58%, 9/25/46	(b)2,329	2,336
Banc of America Funding Corp.
5.70%, 9/20/35	(b)914	918
Bear Stearns Mortgage Funding Trust
5.52%, 12/25/36	(b)1,825	1,825
5.53%, 10/25/36	(b)2,259	2,258
5.55%, 9/25/36	(b)2,229	2,227
5.60%, 7/25/36	(b)1,896	1,893
Bear Stearns Structured Products, Inc.
6.50%, 3/25/36 - 5/27/36	(c)964	931
Countrywide Alternative Loan Trust
5.54%, 10/25/46	(b)2,409	2,403
5.61%, 11/20/35	(b)970	972
5.62%, 7/25/46	(b)1,807	1,814
6.53%, 2/25/36	(b)2,062	2,083
Countrywide Home Loan Mortgage Pass Through Trust
5.65%, 4/25/36	(b)1,894	1,896
Downey Savings & Loan Association Mortgage Loan Trust
5.54%, 10/19/36	(b)2,371	2,376
5.77%, 4/19/46	(b)2,223	2,226
Federal National Mortgage Association
5.41%, 12/25/36	1,729	1,729
7.31%, 8/1/36	1,649	1,686
Greenpoint Mortgage Funding Trust
5.67%, 3/25/36	(b)1,978	1,981
GSR Mortgage Loan Trust
5.54%, 8/25/46	(b)2,267	2,268
Harborview Mortgage Loan Trust
5.44%, 12/19/36	(b)949	949
5.50%, 2/19/46	(b)2,025	2,025
5.53%, 11/19/36	(b)2,559	2,561
5.54%, 12/19/37	(b)1,974	1,975
5.55%, 7/21/36	(b)2,280	2,282
5.56%, 11/19/36	(b)2,613	2,620
5.58%, 7/19/46	(b)1,659	1,661
5.61%, 10/19/37	(b)1,880	1,884
5.64%, 7/19/45	(b)590	592
5.73%, 11/19/35	(b)1,009	1,014
Indymac Index Mortgage Loan Trust
5.47%, 7/25/46	(b)2,400	2,413
5.56%, 11/25/36	(b)1,883	1,883
5.60%, 6/25/46	(b)2,094	2,102
5.63%, 7/25/35	(b)529	532
Luminent Mortgage Capital, Inc.
5.55%, 10/25/46	(b)1,769	1,773
5.59%, 4/25/36	(b)1,520	1,525
5.60%, 5/25/36	(b)1,294	1,298
Merrill Lynch Mortgage Investors, Inc.
5.47%, 8/25/35	(b)684	684
Residential Accredit Loans, Inc.
5.50%, 2/25/46	(b)2,825	2,825
5.54%, 12/25/36	(b)2,168	2,168
5.58%, 5/25/46	(b)1,336	1,338
5.61%, 2/25/46	(b)691	692
5.62%, 2/25/46	(b)774	773
Structured Asset Mortgage Investments, Inc.
5.54%, 2/25/36	(b)1,128	1,130
5.55%, 10/25/36	(b)1,832	1,836
5.58%, 7/25/36 - 8/25/36	(b)4,772	4,787
5.62%, 4/25/36	(b)2,558	2,569
Wamu Alternative Mortgage Pass-Through Certificates
5.77%, 4/25/46 - 5/25/46	(b)3,596	3,610
Washington Mutual, Inc.
5.60%, 11/25/45 - 12/25/45	(b)2,407	2,412
5.61%, 7/25/44 - 10/25/45	(b)971	973
5.62%, 4/25/45	(b)1,055	1,060
5.64%, 8/25/45	(b)467	468

The accompanying notes are an integral part of the financial statements.	7

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

		Face Amount (000)	Value (000)
Mortgages — Other (cont’d)
5.71%, 7/25/45	$	(b)877	$882
Zuni Mortgage Loan Trust
5.48%, 7/25/36		(b)1,622	1,621
			95,754
Sovereign (1.4%)
Mexican Bonos
10.00%, 12/5/24	MXN	10,235	1,176
Republic of Argentina
5.83%, 12/31/33	$	(e)1,445	705
Republic of Japan
0.30%, 3/20/08	JPY	470,000	3,933
			5,814
U.S. Treasury Securities (20.2%)
U.S. Treasury Bond
6.13%, 8/15/29		$10,450	12,217
6.38%, 8/15/27		2,025	2,410
8.13%, 8/15/19		6,525	8,527
8.50%, 2/15/20		8,400	11,347
8.75%, 8/15/20		1,600	2,213
U.S. Treasury Notes
3.38%, 2/15/08		4,000	3,931
3.88%, 2/15/13		745	713
4.25%, 11/15/13		1,150	1,120
U.S. Treasury Strip
IO
4.88%, 8/15/20		7,850	4,022
4.89%, 2/15/20		11,630	6,130
5.01%, 5/15/19 - 11/15/21		64,255	32,060
5.10%, 11/15/19		1,700	907
			85,597
Utilities (1.4%)
Arizona Public Service Co.
5.80%, 6/30/14		605	605
CC Funding Trust I
6.90%, 2/16/07		595	596
Consolidated Natural Gas Co.
6.25%, 11/1/11		265	274
Detroit Edison Co.
6.13%, 10/1/10		270	276
Entergy Gulf States, Inc.
3.60%, 6/1/08		315	307
5.47%, 12/1/09		(b)260	260
6.10%, 12/8/08		(b) (c)550	551
Kinder Morgan Finance Co.
5.70%, 1/5/16		560	515
Nisource Finance Corp.
5.94%, 11/23/09		(b)300	300
Ohio Power Corp.
6.00%, 6/1/16		505	519
Plains All American Pipeline LP
6.70%, 5/15/36		505	521
PSEG Energy Holdings LLC
8.63%, 2/15/08		64	66
Sempra Energy
4.62%, 5/17/07		320	319
Texas Eastern Transmission LP
7.00%, 7/15/32		295	332
TXU Energy Co. LLC
7.00%, 3/15/13		290	304
Wisconsin Electric Power Co.
3.50%, 12/1/07		120	118
			5,863
Total Fixed Income Securities (Cost $345,779)			345,898

Shares
Preferred Stock (0.1%)
Mortgages — Other (0.1%)
Home Ownership Funding Corp., 13.33%
(Cost $285)	(c)1,550	233

	No. of Contracts

Put Options Purchased (0.1%)
90 Day EuroDollar (0.1%)
6/07 @ $94.25	(g)898	22
6/07 @ $94.50	(g)125	11
6/07 @ $94.75	(g)302	98
9/07 @ $94.75	(g)382	136
Total Put Options Purchased (Cost $528)		267

	Face Amount (000)
Short-Term Investments (22.4%)
Repurchase Agreement (22.3%)
J.P. Morgan Securities, Inc., 5.20%,
dated 12/29/06, due 1/2/07,
repurchase price $94,714	$ (h)94,659	94,659
U.S. Treasury Securities (0.1%)
U.S. Treasury Bill
5.04%, 1/11/2007	(i)625	624
Total Short-Term Investments (Cost $95,283)		95,283
Total Investments (104.1%) (Cost $441,875)		441,681
Liabilities in Excess of Other Assets (-4.1%)		(17,202)
Net Assets (100%)		$424,479

(a)	Security is subject to delayed delivery.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in designated base rates. The rates shown are those in effect on December 31, 2006.
(c)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Security was valued at fair value — At December 31, 2006, the Portfolio held fair valued security valued at less than $500, representing less than 0.05% of net assets.
(e)	Issuer is in default.
(f)	Security has been deemed illiquid at December 31, 2006.
(g)	Non-income producing security.

8	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

(h)           Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,856,998,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 1/16/07 to 10/23/35; Federal Home Loan Bank, 0.00% to 7.38%, due 1/3/07 to 6/5/28; Federal Home Loan Mortgage Corp., 0.00% to 6.75%, due 1/2/07 to 7/15/32; Federal National Mortgage Association, 0.00% to 8.20%, due 1/12/07 to 11/15/30; Tennessee Valley Authority, 5.38% to 6.75%, due 11/13/08 to 4/1/36, which had a total value of $1,894,142,869. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(i)            A portion of the security was pledged to cover margin requirements for futures contracts.

@            Face Amount/Value is less than $500.

Inv Fl      Inverse Floating Rate Security — interest rate fluctuates with an inverse relationship to an associated interest rate. The rates shown are those in effect on December 31, 2006.

IO            Interest Only

JPY         Japanese Yen

MXN      Mexican Peso

PAC        Planned Amortization Class

PO           Principal Only

TBA       To Be Announced

Foreign Currency Exchange Contract Information:
The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
EUR	3,049	$4,033	2/13/07	USD	4,080	$4,080	$47

EUR  — Euro

USD  — United States Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
5 Year U.S.
Treasury Note	196	$20,592	Mar-07	$(103)

10 Year U.S.
Treasury Note	530	56,958	Mar-07	(422)

U.S. Treasury
Long Bond	290	32,317	Mar-07	(463)

Short:
2 Year U.S.
Treasury Note	73	14,894	Mar-07	94
				$(894)

The accompanying notes are an integral part of the financial statements.	9

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Core Plus Fixed Income Portfolio

Statement of Assets and Liabilities

December 31, 2006 (000)
Assets:
Investments, at Value (Cost $441,875)	$441,681
Cash	62
Interest Receivable	2,393
Unrealized Appreciation on Swap Agreements	670
Receivable for Portfolio Shares Sold	480
Receivable for Investments Sold	47
Unrealized Appreciation on Foreign Currency Exchange Contracts	47
Dividends Receivable	5
Other Assets	6
Total Assets	445,391
Liabilities:
Payable for Forward Commitments	16,057
Due to Broker	3,276
Unrealized Depreciation on Swap Agreements	601
Investment Advisory Fees Payable	373
Payable for Portfolio Shares Redeemed	338
Administration Fees Payable	87
Foreign Currency Overdraft Payable (Cost $53)	53
Distribution Fees — Class II Shares	28
Custodian Fees Payable	6
Directors’ Fees and Expenses Payable	2
Other Liabilities	91
Total Liabilities	20,912
NET ASSETS	$424,479
Net Assets Consist of:
Paid-in Capital	$412,420
Undistributed (Distributions in Excess of) Net Investment Income	16,315
Accumulated Net Realized Gain (Loss)	(3,284)
Unrealized Appreciation (Depreciation) on:
Investments	(194)
Foreign Currency Exchange Contracts and Translations	47
Futures Contracts	(894)
Swap Agreements	69
Net Assets	$424,479
CLASS I:
Net Assets	$284,764
Net Asset Value, Offering and Redemption Price Per Share Applicable to 24,986,509 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$11.40
CLASS II:
Net Assets	$139,715
Net Asset Value, Offering and Redemption Price Per Share Applicable to 12,348,572 Outstanding $ 0.001 Par Value Shares (Authorized 500,000,000 Shares)	$11.31

10	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Core Plus Fixed Income Portfolio

Statement of Operations

Year Ended December 31, 2006 (000)
Investment Income:
Interest	$15,852
Dividends	24
Total Investment Income	15,876
Expenses:
Investment Advisory Fees (Note B)	1,346
Administration Fees (Note C)	898
Distribution Fees — Class II Shares (Note D)	294
Shareholder Reporting Fees	100
Professional Fees	38
Custodian Fees (Note E)	28
Directors’ Fees and Expenses	6
Other	26
Total Expenses	2,736
Distribution Fees — Class II Shares Waived (Note D)	(84)
Expense Offset (Note E)	(3)
Net Expenses	2,649
Net Investment Income	13,227
Realized Gain (Loss) on:
Investments Sold	1,334
Foreign Currency Transactions	(46)
Futures Contracts	1,348
Swap Agreements	2,882
Net Realized Gain (Loss)	5,518
Change in Unrealized Appreciation (Depreciation) on:
Investments	(6,334)
Foreign Currency Exchange Contracts and Translations	42
Futures Contracts	(1,190)
Swap Agreements	2,127
Net Change in Unrealized Appreciation (Depreciation)	(5,355)
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	163
Net Increase (Decrease) in Net Assets Resulting from Operations	$13,390

The accompanying notes are an integral part of the financial statements.	11

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Core Plus Fixed Income Portfolio

Statements of Changes in Net Assets

	Year Ended December 31, 2006 (000)	Year Ended December 31, 2005 (000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income	$13,227	$9,203
Net Realized Gain (Loss)	5,518	5,444
Net Change in Unrealized Appreciation (Depreciation)	(5,355)	(1,619)
Net Increase (Decrease) in Net Assets Resulting from Operations	13,390	13,028
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(10,932)	(10,308)
Net Realized Gain	(1,453)	(2,114)
Class II:
Net Investment Income	(3,269)	(1,102)
Net Realized Gain	(445)	(233)
Total Distributions	(16,099)	(13,757)
Capital Share Transactions:(1)
Class I:
Subscriptions	61,637	53,622
Distributions Reinvested	12,385	12,422
Redemptions	(77,277)	(58,881)
Class II:
Subscriptions	95,087	22,521
Distributions Reinvested	3,714	1,335
Redemptions	(3,907)	(2,054)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	91,639	28,965
Total Increase (Decrease) in Net Assets	88,930	28,236
Net Assets:
Beginning of Period	335,549	307,313
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $16,315 and $12,723, respectively)	$424,479	$335,549
(1) Capital Share Transactions:
Class I:
Shares Subscribed	5,420	4,618
Shares Issued on Distributions Reinvested	1,133	1,093
Shares Redeemed	(6,793)	(5,087)
Net Increase (Decrease) in Class I Shares Outstanding	(240)	624
Class II:
Shares Subscribed	8,443	1,965
Shares Issued on Distributions Reinvested	342	118
Shares Redeemed	(347)	(179)
Net Increase (Decrease) in Class II Shares Outstanding	8,438	1,904

12	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Core Plus Fixed Income Portfolio

Statement of Cash Flows

Year Ended December 31, 2006 (000)
Cash Flows From Operating Activities:
Proceeds from Sales and Maturities of Investments	$268,110
Proceeds from Sales of Forward Commitments	231,847
Purchases of Investments	(264,603)
Purchases of Forward Commitments	(250,188)
Net (Increase) Decrease in Short-Term Investments	(78,242)
Net (Increase) Decrease in Foreign Currency Holdings	53
Net Realized Gain (Loss) on Foreign Currency Transactions	(46)
Net Realized Gain (Loss) on Futures Contracts	1,348
Net Realized Gain (Loss) on Swap Agreements	2,882
Net Investment Income	13,227
Adjustments to Reconcile Net Investment Income to Net Cash Provided (Used) in Operating Activities:
Net (Increase) Decrease in Receivables Related to Operations	(177)
Net Increase (Decrease) in Payables Related to Operations	140
Accretion/Amortization of Discounts and Premiums	413
Net Cash Provided (Used) in Operating Activities	(75,236)
Cash Flows from Financing Activities:
Proceeds from Portfolio Shares Sold	156,412
Payment on Portfolio Shares Redeemed	(81,150)
Net Cash Provided (Used) in Financing Activities	75,262
Net Increase (Decrease) in Cash	26
Cash at Beginning of Period	36
Cash at End of Period	$62

The accompanying notes are an integral part of the financial statements.	13

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Financial Highlights

Core Plus Fixed Income Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$11.52	$11.55	$11.54	$11.12	$10.85
Income (Loss) from Investment Operations
Net Investment Income#	0.42	0.33	0.33	0.27	0.39
Net Realized and Unrealized Gain (Loss)	(0.01)	0.15	0.15	0.25	0.41
Total from Investment Operations	0.41	0.48	0.48	0.52	0.80
Distributions from and/or in Excess of:
Net Investment Income	(0.47)	(0.42)	(0.44)	(0.01)	(0.41)
Net Realized Gain	(0.06)	(0.09)	(0.03)	(0.09)	(0.12)
Total Distributions	(0.53)	(0.51)	(0.47)	(0.10)	(0.53)
Net Asset Value, End of Period	$11.40	$11.52	$11.55	$11.54	$11.12
Total Return ±	3.73%	4.21%	4.37%	4.64%	7.33%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$284,764	$290,727	$284,223	$327,000	$280,929
Ratio of Expenses to Average Net Assets (1)	0.68%	0.68%	0.70%	0.70%	0.70%
Ratio of Net Investment Income to Average Net Assets (1)	3.72%	2.89%	2.90%	2.36%	3.49%
Portfolio Turnover Rate^	141%	172%	287%	123%	90%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
Expenses to Average Net Assets	N/A	N/A	0.72%	0.73%	0.73%
Net Investment Income to Average Net Assets	N/A	N/A	2.88%	2.33%	3.46%

#	Per share amount is based on average shares outstanding.
±

Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

^

The Portfolio’s turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case prior to the year ended December 31, 2004. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

14	The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Financial Highlights

Core Plus Fixed Income Portfolio

	Class II
				Period from
	Year Ended December 31,			May 1, 2003* to December 31,
Selected Per Share Data and Ratios	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$11.46	$11.51	$11.52	$11.37
Income (Loss) from Investment Operations
Net Investment Income#	0.40	0.31	0.30	0.14
Net Realized and Unrealized Gain (Loss)	(0.03)	0.14	0.16	0.11
Total from Investment Operations	0.37	0.45	0.46	0.25
Distributions from and/or in Excess of:
Net Investment Income	(0.46)	(0.41)	(0.44)	(0.01)
Net Realized Gain	(0.06)	(0.09)	(0.03)	(0.09)
Total Distributions	(0.52)	(0.50)	(0.47)	(0.10)
Net Asset Value, End of Period	$11.31	$11.46	$11.51	$11.52
Total Return ±	3.56%	3.93%	4.07%	2.16	%††
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$139,715	$44,822	$23,090	$6,867
Ratio of Expenses to Average Net Assets (1)	0.93%	0.93%	0.95%	0.95	%**
Ratio of Net Investment Income to Average Net Assets (1)	3.58%	2.69%	2.66%	2.11	%**
Portfolio Turnover Rate^	141%	172%	287%	123	%††
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
Expenses to Average Net Assets	1.03%	1.03%	1.07%	1.08	%*
Net Investment Income to Average Net Assets	3.48%	2.59%	2.54%	1.98	%*

*	Commencement of operations
**	Annualized
#	Per share amount is based on average shares outstanding.
††	Not annualized
±

Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

^

The Portfolio’s turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case prior to the year ended December 31, 2004. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

The accompanying notes are an integral part of the financial statements.	15

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the Core Plus Fixed Income Portfolio. The Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities. The Portfolio invests primarily in a diversified mix of dollar denominated investment grade fixed income securities, particularly U.S. government, corporate and mortgage securities. The Portfolio offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.         Security Valuation: Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.         Repurchase Agreements: The Portfolio may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Notes to Financial Statements (cont’d)

3.         Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

•             investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

•             investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Prior governmental approval for foreign investments may be required under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations. As a result, an additional class of shares (identified as “Foreign” in the Portfolio of Investments) may be created and offered for investment. The “local” and “foreign” shares’ market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

4.         Foreign Currency Exchange Contracts: The Portfolio may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates and, in certain situations, to gain exposure to foreign currencies. The Portfolio may also enter into cross currency hedges which involve the sale of one currency against the positive exposure to a different currency. Cross currency hedges may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Risks also arise from potential losses from adverse market movements, and such losses could exceed the related amounts shown in the Statement of Assets and Liabilities.

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Notes to Financial Statements (cont’d)

5.         Forward Commitments and When-Issued/Delayed Delivery Securities: The Portfolio may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Liquid securities or cash is designated in an amount at least equal to these commitments. Securities held for this purpose cannot be sold while this strategy is outstanding, unless replaced with other assets. As a result, there is a possibility that as designated assets reach certain levels, the Portfolio may lose some flexibility in managing its investments, responding to shareholder redemption requests, or meeting other current obligations. Such transactions may give rise to a form of leverage. This can cause the Portfolio to be more volatile than if it had not been leveraged, as leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio’s securities.

6.         Futures: The Portfolio may purchase and sell futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specified security, index, instrument or basket of instruments. Futures contracts (secured by cash or government securities deposited with brokers or custodians as “initial margin”) are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as “variation margin”) are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains or losses in the Statement of Operations. Due from (to) broker is comprised of initial margin and variation margin, as stated in the Statement of Assets and Liabilities.

The Portfolio may use futures contracts in order to manage exposure to the stock and bond markets, to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Futures contracts involve market risk in excess of the related amounts recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

7.         Swap Agreements: The Portfolio may enter into swap agreements to exchange one return or cash flow for another return or cash flow in order to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Cash collateral for swap agreements, if applicable, is deposited with the broker serving as counterparty to the agreement, and is included in “Due from (to) Broker” on the Statement of Assets and Liabilities. The following summarizes swaps which may be entered into by the Portfolio.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed rate in exchange for payment if a credit event affecting a third party (the referenced company) occurs. Credit events may include a failure to pay interest, bankruptcy, or restructuring. The Portfolio accrues for interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swap contracts on the Statement of Assets and Liabilities. Once interim payments are settled in cash, the net amount is recorded within realized gain (loss) on swaps on the Statement of Operations. Credit default swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statements of Operations.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The Portfolio accrues for interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swap contracts on the Statement of Assets and Liabilities. Once interim payments are settled in cash, the net amount is recorded within realized gain (loss) on swaps on the Statement of Operations. In a zero-coupon interest rate swap, payments only occur at maturity, at which time one counterparty pays the total compounded fixed rate over the life of the swap and the other pays the total compounded floating rate that would have been earned had a series of LIBOR investments been rolled over through the life of the swap. The Portfolio amortizes its interest payment obligation over the life of the swap. The amortized portion of this payment is recorded in the Statement of Operations as an adjustment to interest income. The unamortized portion of this payment is included in “Due from (to) Broker” on the Statement of Assets and Liabilities. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations.

The Universal Institutional Funds, Inc.

Annual Report — December 31, 2006

Notes to Financial Statements (cont’d)

Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Periodic payments received or made at the end of each measurement period are recorded as realized gains or losses in the Statement of Operations.

Realized gains or losses on maturity or termination of swap agreements are presented in the Statement of Operations.

Because there is no organized market for these swap agreements, the unrealized gain (loss) reported in the Statement of Assets and Liabilities may differ from that which would be realized in the event the Portfolio terminated its position in the agreement.

Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreements and are generally limited to the amount of net interest payments to be received, if any, at the date of default. Risks also arise from potential losses from adverse market movements, and such losses could exceed the related amounts shown in the Statement of Assets and Liabilities.

At December 31, 2006, the Portfolio had open swap agreements as follows:

						Net Unrealized
		Notional				Appreciation
	Termination	Amount				(Depreciation)
Counterparty	Date	(000)	Type	Pay	Receive	(000)

Citigroup	5/15/19	$2,900	ZCS	at maturity	compounded 3 month LIBOR less 7.125 bps	$(9)
	2/15/20	1,200	ZCS	at maturity	compounded 3 month LIBOR less 2.75 bps	22
	2/15/20	1,200	ZCS	at maturity	compounded 3 month LIBOR less 3.1 bps	18
	2/15/20	4,200	ZCS	at maturity	compounded 3 month LIBOR less 4.14 bps	53
	2/15/20	2,025	ZCS	at maturity	compounded 3 month LIBOR less 4.882 bps	21
	5/15/20	3,750	ZCS	at maturity	compounded 3 month LIBOR less 3.1 bps	12
	5/15/20	5,450	ZCS	at maturity	compounded 3 month LIBOR less 5.75 bps	(7)
	5/15/20	1,275	ZCS	at maturity	compounded 3 month LIBOR less 6 bps	4
	5/15/20	1,750	ZCS	at maturity	compounded 3 month LIBOR less 9.75 bps	38
	8/15/20	1,850	ZCS	at maturity	compounded 3 month LIBOR less 7.25 bps	(11)
	5/15/21	1,950	ZCS	at maturity	compounded 3 month LIBOR less 3 bps	64
	5/15/21	3,900	ZCS	at maturity	compounded 3 month LIBOR less 3.75 bps	(8)
	5/15/21	1,950	ZCS	at maturity	compounded 3 month LIBOR less 4.5 bps	5
	5/15/21	5,750	ZCS	at maturity	compounded 3 month LIBOR less 4.5 bps	245
	5/15/21	1,180	ZCS	at maturity	compounded 3 month LIBOR less 7.25 bps	(29)
	5/15/21	1,400	ZCS	at maturity	compounded 3 month LIBOR less 7.5 bps	(29)
	5/15/21	1,400	ZCS	at maturity	compounded 3 month LIBOR less 7.5 bps	(27)
	5/15/21	4,000	ZCS	at maturity	compounded 3 month LIBOR less 7.5 bps	(92)
	5/15/21	1,070	ZCS	at maturity	compounded 3 month LIBOR less 7.5 bps	(26)
	5/15/21	1,130	ZCS	at maturity	compounded 3 month LIBOR less 7.75 bps	(24)
	5/15/21	6,000	ZCS	at maturity	compounded 3 month LIBOR less 8 bps	(120)
	11/15/21	6,750	ZCS	at maturity	compounded 3 month LIBOR less 3.7 bps	(58)
	11/15/21	1,950	ZCS	at maturity	compounded 3 month LIBOR less 4.25 bps	(12)
	11/15/21	1,950	ZCS	at maturity	compounded 3 month LIBOR less 4.5 bps	(11)
Credit Suisse First Boston	8/15/18	1,700	ZCS	at maturity	compounded 3 month LIBOR	(37)
	5/15/19	500	ZCS	at maturity	compounded 3 month LIBOR	6
	5/15/21	5,850	ZCS	at maturity	compounded 3 month LIBOR	(63)
	5/15/21	1,950	ZCS	at maturity	compounded 3 month LIBOR	32
Goldman Sachs	2/15/20	1,130	ZCS	at maturity	compounded 3 month LIBOR	(20)
	2/15/20	700	ZCS	at maturity	compounded 3 month LIBOR	8
	2/15/20	1,175	ZCS	at maturity	compounded 3 month LIBOR	13
	5/15/20	450	ZCS	at maturity	compounded 3 month LIBOR	8
	8/15/20	6,000	ZCS	at maturity	compounded 3 month LIBOR	111

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Notes to Financial Statements (cont’d)

						Net Unrealized
		Notional				Appreciation
	Termination	Amount				(Depreciation)
Counterparty	Date	(000)	Type	Pay	Receive	(000)
Lehman Brothers	6/20/11	$7,400	CDS	fixed rate of 0.75%	upon the occurance of a negative credit event(1)	$(17)
	12/20/11	2,000	CDS	fixed rate of 0.12%	upon the occurance of a negative credit event(2)	(1)
	12/20/11	2,000	CDS	fixed rate of 0.15%	upon the occurance of a negative credit event(3)	@—
	12/20/11	1,900	CDS	fixed rate of 0.22%	upon the occurance of a negative credit event(4)	10
	12/20/11	2,000	CDS	fixed rate of 0.20%	upon the occurance of a negative credit event(5)	@—
						$69

(1)	Receipt of $1,000,000 in the event of a failure to pay by the issuer of Dow Jones CDX, 0.75% bond maturing 6/20/11.
(2)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of Hartford Financial Services Group, Inc. (The), 4.75% bond maturing 3/1/14.
(3)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of Motorola, Inc., 6.50% bond maturing 9/1/25.
(4)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of Southwest Airline Co., 6.50% bond maturing 3/1/12.
(5)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of Union Pacific Corp., 6.13% bond maturing 1/15/12.

bps	— basis points
CDS	— Credit Default Swap
ZCS	— Zero Coupon Interest Rate Swap
@	Value is less than $500.

8.         Purchased and Written Options: The Portfolio may write covered call and put options on portfolio securities and other financial instruments. Premiums are received and recorded as liabilities. The liabilities are subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire a re treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the net realized gain or loss. By writing a covered call option, the Portfolio, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. By writing a put option, the Portfolio, in exchange for the premium, accepts the risk of having to purchase a security at an exercise price that is above the current market price.

The Portfolio may purchase call and put options on its portfolio securities or other financial instruments. The Portfolio may purchase call options to protect against an increase in the price of the security or financial instrument it anticipates purchasing. The Portfolio may purchase put options on securities which it holds or other financial instruments to protect against a decline in the value of the security or financial instrument or to close out covered written put positions. Risks may arise from an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of options relating to the securities purchased or sold by the Portfolio and from the possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option.

9.         New Accounting Pronouncements: In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109” (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the Portfolio NAV calculations as late as the Portfolio’s last NAV calculation in the first required financial statement period. As a result, the Portfolio will incorporate FIN 48 in its semi annual report on

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Notes to Financial Statements (cont’d)

June 30, 2007. The impact to the Portfolio’s financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Portfolio’s financial statement disclosures.

10. Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets or other appropriate measures.

B.  Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

First $1	More than
billion	$1 billion
0.375%	0.30%

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 0.70% for Class I shares and 0.95% for Class II shares. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time.

C.  Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co.(“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund.

D.  Distribution Fees: Morgan Stanley Distribution, Inc.(“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.10% of the 0.35% distribution fee that it may receive. For the year ended December 31, 2006, this waiver amounted to $84,000.

E.   Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

F.   Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G.  Federal Income Taxes: It is the Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Notes to Financial Statements (cont’d)

may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2006 and 2005 was as follows:

2006 Distributions Paid From:		2005 Distributions Paid From:
Ordinary	Long-Term	Ordinary	Long-Term
Income	Capital Gain	Income	Capital Gain
(000)	(000)	(000)	(000)
$14,770	$1,329	$13,757	$—

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains and losses related to foreign currency transactions, swap transactions and pay down adjustments, resulted in the following reclassifications among the components of net assets at December 31, 2006:

Increase (Decrease)
Accumulated
Undistributed
(Distributions in
Excess of) Net	Accumulated
Investment Income	Net Realized	Paid-in
(Loss)	Gain (Loss)	Capital
(000)	(000)	(000)
$4,566	$(5,093)	$527

At December 31, 2006, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed	Undistributed
Ordinary	Long-Term
Income	Capital Gain
(000)	(000)
$18,736	$—

At December 31, 2006, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

			Net
			Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
(000)	(000)	(000)	(000)
$441,925	$4,633	$(4,877)	$(244)

At December 31, 2006, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $1,617,000 which will expire on December 31, 2014.

To the extent that capital loss carry forwards are used to offset any future net capital gains realized during the carryforward period as provided by U.S. tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are so offset, such gains will not be distributed to shareholders.

Net capital and currency losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Portfolio’s next taxable year. For the year ended December 31, 2006, the Portfolio deferred to January 3, 2007, for U.S. Federal income tax purposes, post-October capital and currency losses of $1,117,000 and $3,000, respectively.

H. Other: For the year ended December 31, 2006, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $466,176,000 and $427,594,000, respectively. For the year ended December 31, 2006, purchases and sales of long-term U.S. Government securities were $21,741,000 and $62,004,000, respectively.

At December 31, 2006, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 60.7% and 80.9% for Class I and Class II shares, respectively.

I. Supplemental Proxy Information (unaudited): On August 1, 2006, a Special Meeting of Shareholders of the Fund was scheduled in order to vote on the proposals set forth below. The meetings were held on August 1, 2006. The results are as follows:

(1) Election of Directors:

	For	Withhold	Abstain	BNV**
Frank L. Bowman	260,067,853	10,108,296	—	—
Kathleen A. Dennis	259,931,765	10,244,384	—	—
Michael F. Klein	259,401,451	10,774,698	—	—
W. Allen Reed	259,540,071	10,636,078	—	—

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Notes to Financial Statements (cont’d)

(2) Modify certain fundamental investment restrictions for the Portfolio:

	For	Against	Abstain	BNV**
Modify Fundamental policy regarding diversification	13,724,361	385,588	921,820	—
Modify fundamental policy regarding borrowing money	13,658,236	484,090	889,443	—
Modify fundamental policy regarding loans	13,713,779	394,704	923,286	—
Modify fundamental policy regarding investment in commodities, commodity contracts and futures contracts	13,500,640	527,811	1,003,318	—
Modify fundamental policy regarding issuance of senior securities	13,517,632	555,637	958,500	—

** Broker “non-votes” are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.

The Universal Institutional Funds, Inc.

Annual Report — December 31, 2006

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of

The Universal Institutional Funds, Inc. -

Core Plus Fixed Income Portfolio

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Core Plus Fixed Income Portfolio (one of the portfolios constituting The Universal Institutional Funds, Inc.) (the “Portfolio”) as of December 31, 2006, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Core Plus Fixed Income Portfolio of The Universal Institutional Funds, Inc. at December 31, 2006, the results of its operations and cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 16, 2007

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Federal Income Tax Information (unaudited)

For the year ended December 31, 2006, the Portfolio earned 32.3% of its income from direct U.S. Treasury Obligations. The Portfolio hereby designates $1,329,000 as long-term capital gain dividends for the purpose of the dividend paid deduction on its federal income tax return.

The Universal Institutional Funds, Inc.

Annual Report — December 31, 2006

Director and Officer Information (unaudited)

Independent Directors:

Name, Age and Address of Independent Director	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Director**	Other Directorships Held by Independent Director
Frank L. Bowman (62) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) (since February 2005); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly variously, Admiral in the U.S. Navy, Director of Naval Nuclear Propulsion Program and Deputy Administrator— Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004). Honorary Knight Commander of the Most Excellent Order of the British Empire.	171	Director of the National Energy Foundation, the U.S. Energy Association, the American Council for Capital Formation and the Armed Services YMCA of the USA.

Michael Bozic (65) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since April 2004

Private Investor; Chairperson of the Valuation, Insurance and Compliance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly Chairperson of the Insurance Committee (July 2006-September 2006), Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears Roebuck & Co.

				173	Director of various business organizations.

Kathleen A. Dennis (53) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	President, Cedarwood Associates (mutual fund consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	171	None.

Dr. Manuel H. Johnson (57) c/o Johnson Smick Group, Inc. 888 16th Street, NW Suite 740 Washington, D.C. 20006	Director	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co- Chairman and a founder of the Group of Seven Council (G7C) international economic commission; formerly Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	173	Director of NVR, Inc. (home construction); Director of KFX Energy; Director of RBS Greenwich Capital Holdings (financial holding company).

Joseph J. Kearns (64) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Director	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); formerly Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001- July 2003); formerly CFO of the J. Paul Getty Trust.	174	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation and the UCLA Foundation.

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Director and Officer Information (cont’d)

Independent Directors (cont’d):

Name, Age and Address of Independent Director	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Director**	Other Directorships Held by Independent Director

Michael F. Klein (48) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	Chief Operating Officer and Managing Director, Aetos Capital, LLC (since March 2000); Chairperson of the Fixed- Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly Managing Director, Morgan Stanley & Co., Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co., Inc. and Morgan Stanley Dean Witter Investment Management (August 1997- December 1999).	171	Director of certain investment funds managed or sponsored by Aetos Capital LLC.

Michael E. Nugent (70) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairman of the Board and Director	Chairman of the Boards since July 2006 and Trustee since July 1991	General Partner of Triumph Capital, L.P. private investment partnership; Chairman of the Boards of the Retail Funds and Institutional Funds (since July 2006); Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly Chairperson of the Insurance Committee (until July 2006) and Vice President, Bankers Trust Company and BT Capital Corporation (1984- 1988).	173	None.

W. Allen Reed (59) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (July 1994-December 2005).	171	Director of GMAC (financial services) and Temple-Inland Industries (packaging, banking and forest products); Director of Legg Mason and Director of the Auburn University Foundation.

Fergus Reid (74) c/o Lumelite Plastics Corporation 85 Charles Coleman Blvd. Pawling, NY 12564	Director	Since June 1992	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	174	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by JP Morgan Investment Management Inc.

Interested Directors:

Number of
Portfolios in
Fund
Complex
	Position(s)	Length of		Overseen by
Name, Age and Address of	Held with	Time		Interested	Other Directorships Held by Interested
Interested Director	Registrant	Served*	Principal Occupation(s) During Past 5 Years	Director**	Director
James F. Higgins (58) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Director	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	173	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*      This is the earliest date the Director began serving the Retail Funds or Institutional Funds. Each Director serves an indefinite term, until his or her successor is elected.

**   The Fund Complex includes all funds advised by Morgan Stanley Investment Management Inc. and funds that have an investment advisor that is an affiliated entity of Morgan Stanley Investment Management Inc. (including, but not limited to, Morgan Stanley Investments LP and Morgan Stanley Investment Advisors Inc.).

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Director and Officer Information (cont’d)

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Ronald E. Robison (67) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	President and Principal Executive Officer	President since September 2005 and Principal Executive Officer since May 2003

President (since September 2005) and Principal Executive Officer (since May 2003) of funds in the Fund Complex; President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; Managing Director, Director and/or Officer of the Adviser and various entities affiliated with the Adviser; Director of Morgan Stanley SICAV (since May 2004). Formerly, Executive Vice President (July 2003 to September 2005) of funds in the Fund Complex and the Van Kampen Funds; President and Director of the Institutional Funds (March 2001 to July 2003); Chief Administrative Officer of Morgan Stanley Investment Advisors Inc.; Chief Administrative Officer of Morgan Stanley Services Company Inc.

J. David Germany (52) Morgan Stanley Investment Management Limited 20 Bank Street Canary Wharf London, United Kingdom E144AD	Vice President	Since February 2006

Managing Director and (since December 2005) Chief Investment Officer—Global Fixed Income of Morgan Stanley Investment Management; Managing Director and Director of Morgan Stanley Investment Management Limited; Vice President of the Retail and Institutional Funds (since February 2006).

Dennis F. Shea (53) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 2006

Managing Director and (since February 2006) Chief Investment Officer—Global Equity of Morgan Stanley Investment Management; Vice President of the Retail and Institutional Funds (since February 2006). Formerly, Managing Director and Director of Global Equity Research at Morgan Stanley.

Barry Fink (51) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 1997

Managing Director and General Counsel of Morgan Stanley Investment Management; Managing Director of the Adviser and various entities affiliated with the Adviser; Vice President of the Retail Funds and (since July 2003) the Institutional Funds. Formerly, Secretary, General Counsel and/or Director of the Adviser and various entities affiliated with the Adviser; Secretary and General Counsel of the Retail Funds.

Amy R. Doberman (44) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Since July 2004

Managing Director and General Counsel, U.S. Investment Management of Morgan Stanley Investment Management (since July 2004); Vice President of the Retail Funds and the Institutional Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); Secretary (since February 2006) and Managing Director (since July 2004) of the Adviser and various entities affiliated with the Adviser. Formerly, Managing Director and General Counsel — Americas, UBS Global Asset Management (July 2000-July 2004).

Carsten Otto (43) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Chief Compliance Officer	Since October 2004

Managing Director and U.S. Director of Compliance for Morgan Stanley Investment Management (since October 2004); Managing Director and Chief Compliance Officer of Morgan Stanley Investment Management. Formerly, Assistant Secretary and Assistant General Counsel of the Retail Funds.

Stefanie V. Chang Yu (40) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Since December 1997

Executive Director of the Adviser and various entities affiliated with the Adviser; Vice President of the Retail Funds (since July 2002) and the Institutional Funds (since December 1997). Formerly, Secretary of various entities affiliated with the Adviser.

Mary E. Mullin (39) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Secretary	Since June 1999	Executive Director of the Adviser and various entities affiliated with the Adviser; Secretary of the Retail Funds (since July 2003) and the Institutional Funds (since June 1999).

James W. Garrett (38) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Treasurer and Chief Financial Officer	Treasurer since February 2002 and Chief Financial Officer since July 2003

Head of Global Fund Administration; Managing Director of the Adviser and various entities affiliated with the Adviser; Treasurer and Chief Financial Officer of the Institutional Funds. Formerly with Pricewaterhouse LLP (now PricewaterhouseCoopers LLP).

Michael J. Leary (41) JPMorgan Investor Services Co. l73 Tremont Street Boston, MA 02108	Assistant Treasurer	Since March 2003	Director and Vice President of Fund Administration, JPMorgan Investor Services Co. (formerly Chase Global Funds Services Company). Formerly, Audit Manager at Ernst & Young, LLP.

*      This is the earliest date the Director began serving the Retail Funds or Institutional Funds. Each Director serves an indefinite term, until his or her successor is elected.

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Investment Adviser and Administrator	Legal Counsel
Morgan Stanley Investment Management Inc.	Clifford Chance US LLP
1221 Avenue of the Americas	31 West 52nd Street
New York, New York 10020	New York, New York 10019

Distributor	Independent Registered Public Accounting Firm
Morgan Stanley Distribution, Inc.	Ernst & Young LLP
One Tower Bridge	200 Clarendon Street
100 Front Street, Suite 1100	Boston, Massachusetts 02116-5072
West Conshohocken, Pennsylvania 19428-2899

Custodian
JPMorgan Chase Bank, N.A.
270 Park Avenue
New York, New York 10017

The Investment Adviser, Morgan Stanley Investment Management Inc., does business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free
1-800-281-2715 or by visiting our website at www.morganstanley.com/im. It is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by calling 1-800-281-2715. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Equity Growth Portfolio

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Investment Overview (unaudited)

Equity Growth Portfolio

The Equity Growth Portfolio (the “Portfolio”) seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.

Performance

For the year ended December 31, 2006, the Portfolio’s Class I shares had a total return of 4.11%, net of fees, compared to 9.07% for the Russell 1000® Growth Index (the “Index”). The Portfolio’s Class II shares had a total return of 3.81%, net of fees.

Factors Affecting Performance

•                  Over the twelve month period ended December 31, 2006, the markets advanced despite considerable volatility.

•                  During the first half of the year, investors grappled with high oil prices, rising interest rates, a slowing housing market and an uptick in inflation. Investor anxieties erupted in May and June in the form of a market sell-off following the Federal Open Market Committee’s (the “FOMC”) sixteenth and seventeenth consecutive federal funds target rate increases. The FOMC stopped raising the target federal funds rate following its June 29th meeting, and left the rate unchanged for the remainder of its policy meetings in 2006.

•                  By August the markets once again entered positive territory. Energy prices were still elevated but receded from the record high set in July. For the most part, corporate earnings reported throughout the year were better than expected, company balance sheets were healthy, and the exceptionally strong pace of merger and acquisition activity that began in 2005 continued into 2006.

•                  Although gross domestic product (GDP) data was disappointing for the second and third quarters and housing data continued to decline, the U.S. economy still progressed. By the end of the year, it appeared that the immediate threat of recession subsided and a “soft landing” seemed more possible.

•                  For the year, value stocks outperformed growth stocks, continuing a recent trend. For this same period, mid-cap securities lagged both large- and small-cap stocks.

•                  The Portfolio underperformed the Index due to stock selection, although sector allocations did positively add to overall performance.

•                  For the period, the sectors that contributed least to relative performance were the consumer discretionary, producer durables and health care sectors. Within the consumer discretionary sector, stock selection in commercial services, education services and leisure time companies as well as an overweight allocation served as the largest detractor to overall returns. However, investment in retail firms and radio and television broadcasters in this sector did help to mitigate unfavorable performance.

•                  An overweight position in the producer durables sector, along with selection in homebuilding companies and an avoidance of aerospace stocks, also hindered returns.

•                  Additionally, stock selection in the heath care sector hampered performance, offsetting the positive impact of this sector’s underweight allocation. Selection in pharmaceutical companies and medical and dental instrument firms were the main areas of weakness in the sector.

•                  Despite these negative influences on performance, there were several areas of strength in the Portfolio. Most notable was the multi-industry sector, which includes conglomerates. In this sector, stock selection was a significant positive contributor to performance, and more than offset the detrimental effect caused by the sector overweight.

•                  In the materials and processing sector, a single holding in agriculture fishing and ranching added to relative returns, as did a sector overweight.

•                  Within the utilities sector, an overweight allocation and stock selection in wireless companies proved beneficial.

Management Strategies

•                  It is our goal to hold a portfolio of high-quality growth stocks we believe will perform well regardless of the market environment. We continue to favor companies that have some uniqueness or a dynamic competitive advantage in their business model, with a high quality stream of cash flow and the ability to redeploy capital at a high rate of return.

•                  At the close of the period, consumer discretionary represented the largest sector weight and overweight in the Portfolio, followed by financial services and the multi-industry sector. The financial services sector was weighted in-line with the Index, while the multi-industry sector was overweight.

January 2007

1

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Investment Overview (cont’d)

Equity Growth Portfolio

Performance Compared to the Russell 1000® Growth Index(1)

	Total Returns(2)
		Average Annual
	One	Five	Since
	Year	Years	Inception(5)
Portfolio – Class I(3)	4.11%	3.19%	6.85%
Russell 1000® Growth Index	9.07	2.69	5.55

Portfolio – Class II(4)	3.81	—	11.80
Russell 1000® Growth Index	9.07	—	11.11

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit www.morganstanley.com/im. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would be lower.

(1)

The Russell 1000® Growth Index measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)

Total returns for the Portfolio reflect fees waived and expenses reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.

(3)	Commenced operations on January 2, 1997.
(4)	Commenced operations on May 5, 2003.
(5)

For comparative purposes, average annual since inception returns listed for the Index refers to the inception date or initial offering of the respective share class of the Portfolio, not the inception of the Index.

*	Commenced operations on January 2, 1997.
**	Commenced operations on May 5, 2003.

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested.

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class II shares) and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

2

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Investment Overview (cont’d)

Equity Growth Portfolio

Please note that “Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note E in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of the expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	July 1, 2006 —
	Account Value	December 31,	December 31,
	July 1, 2006	2006	2006
Class I
Actual	$1,000.00	$1,073.60	$4.39
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.97	4.28

Class II
Actual	1,000.00	1,072.20	5.69
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.71	5.55

*

Expenses are equal to Class I and Class II shares’ annualized net expense ratios of 0.84% and 1.09%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*	Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

3

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Portfolio of Investments

Equity Growth Portfolio

		Value
	Shares	(000)
Common Stocks (98.3%)
Advertising Agencies (1.6%)
Monster Worldwide, Inc.	(a)50,086	$2,336
Air Transport (1.6%)
Expeditors International Washington, Inc.	60,489	2,450
Beverages: Soft Drinks (1.5%)
Coca-Cola Co. (The)	46,248	2,231
Biotechnology Research & Production (1.3%)
Genentech, Inc.	(a)24,845	2,016
Building: Cement (1.5%)
Cemex S.A. de C.V. ADR	(a)65,731	2,227
Casinos & Gambling (3.2%)
International Game Technology	51,762	2,392
Wynn Resorts Ltd.	24,754	2,323
		4,715
Communications & Media (1.8%)
McGraw-Hill Cos., Inc. (The)	38,765	2,637
Communications Technology (4.5%)
America Movil S.A. de C.V., Class L ADR	106,886	4,834
Crown Castle International Corp.	(a)58,426	1,887
		6,721
Computer Services Software & Systems (9.3%)
Google, Inc., Class A	(a)19,301	8,888
Yahoo!, Inc.	(a)197,843	5,053
		13,941
Computer Technology (1.7%)
Apple Computer, Inc.	(a)30,824	2,615
Seagate Technology, Inc.	(a)(b)(c)27,600	@—
		2,615
Consumer Electronics (1.3%)
Electronic Arts, Inc.	(a)37,687	1,898
Electronics: Semi-Conductors/Components (1.1%)
Marvell Technology Group Ltd.	(a)86,899	1,668
Energy — Miscellaneous (3.6%)
Ultra Petroleum Corp.	(a)112,878	5,390
Financial Data Processing Services & Systems (1.6%)
Western Union Co. (The)	103,938	2,330
Financial — Miscellaneous (11.0%)
American Express Co.	87,720	5,322
Berkshire Hathaway, Inc., Class B	(a)1,288	4,722
Chicago Mercantile Exchange Holdings, Inc., Class A	4,040	2,059
Moody’s Corp.	63,427	4,380
		16,483
Food (1.5%)
Nestle S.A. ADR (Registered)	25,676	2,277
Health Care Services (2.9%)
Dade Behring Holdings, Inc.	50,237	2,000
UnitedHealth Group, Inc.	44,500	2,391
		4,391
Hotel/Motel (3.3%)
Marriott International, Inc., Class A	102,672	4,899
Materials & Processing — Miscellaneous (5.4%)
Monsanto Co.	154,028	$8,091
Pollution Control & Environmental Services (1.4%)
Waste Management, Inc.	58,064	2,135
Radio & TV Broadcasters (3.3%)
Grupo Televisa S.A. ADR	183,766	4,963
Real Estate Investment Trusts (REIT) (5.5%)
Brookfield Asset Management, Inc., Class A	169,764	8,179
Retail (21.4%)
Abercrombie & Fitch Co., Class A	42,509	2,960
Amazon.Com, Inc.	(a)119,815	4,728
Costco Wholesale Corp.	86,112	4,553
eBay, Inc.	(a)252,713	7,599
Home Depot, Inc.	59,249	2,379
McDonald’s Corp.	52,196	2,314
Sears Holdings Corp.	(a)44,873	7,535
		32,068
Services: Commercial (4.0%)
Corporate Executive Board Co.	41,576	3,646
Iron Mountain, Inc.	(a)54,969	2,273
		5,919
Shipping (1.5%)
C.H. Robinson Worldwide, Inc.	53,099	2,171
Textile Apparel Manufacturers (1.5%)
Coach, Inc.	(a)53,302	2,290
Total Common Stocks (Cost $119,132)		147,041

	Face
	Amount
	(000)
Short-Term Investment (1.9%)
Repurchase Agreement (1.9%)
J.P. Morgan Securities, Inc., 5.20%, dated 12/29/06, due 1/2/07, repurchase price $2,879 (Cost $2,877)	$ (d)2,877	2,877
Total Investments (100.2%) (Cost $122,009)		149,918
Liabilities in Excess of Other Assets (-0.2%)		(351)
Net Assets (100%)		$149,567

(a)	Non-income producing security.
(b)	Security was valued at fair value — December 31, 2006, the Portfolio held fair valued security valued at less than $500, representing less than 0.05% of net assets.
(c)	Security has been deemed illiquid at December 31, 2006.

The accompanying notes are an integral part of the financial statements.

4

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Portfolio of Investments (cont’d)

Equity Growth Portfolio

(d)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,856,998,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 1/16/07 to 10/23/35; Federal Home Loan Bank, 0.00% to 7.38%, due 1/3/07 to 6/5/28; Federal Home Loan Mortgage Corp., 0.00% to 6.75%, due 1/2/07 to 7/15/32; Federal National Mortgage Association, 0.00% to 8.20%, due 1/12/07 to 11/15/30; Tennessee Valley Authority, 5.38% to 6.75%, due 11/13/08 to 4/1/36, which had a total value of $1,894,142,869. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

@	Face Amount/Value is less than $500.
ADR	American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

5

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Equity Growth Portfolio

Statement of Assets and Liabilities

December 31, 2006
(000)
Assets:
Investments, at Value (Cost $122,009)	$149,918
Cash	1
Receivable for Portfolio Shares Sold	40
Dividends Receivable	23
Interest Receivable	1
Other Assets	2
Total Assets	149,985
Liabilities:
Investment Advisory Fees Payable	191
Payable for Portfolio Shares Redeemed	120
Administration Fees Payable	32
Custodian Fees Payable	5
Distribution Fees — Class II Shares	5
Directors’ Fees and Expenses Payable	2
Other Liabilities	63
Total Liabilities	418
NET ASSETS	$149,567
Net Assets Consist of:
Paid-in Capital	$158,470
Undistributed (Distributions in Excess of) Net Investment Income	(4)
Accumulated Net Realized Gain (Loss)	(36,808)
Unrealized Appreciation (Depreciation) on:
Investments	27,909
Net Assets	$149,567
CLASS I:
Net Assets	$124,941
Net Asset Value, Offering and Redemption Price Per Share Applicable to 7,582,050 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$16.48
CLASS II:
Net Assets	$24,626
Net Asset Value, Offering and Redemption Price Per Share Applicable to 1,507,042 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$16.34

The accompanying notes are an integral part of the financial statements.

6

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Equity Growth Portfolio

Statement of Operations

Year Ended
December 31, 2006
(000)
Investment Income:
Dividends (Net of $15 Foreign Taxes Withheld)	$856
Interest	111
Total Investment Income	967
Expenses:
Investment Advisory Fees (Note B)	761
Administration Fees (Note C)	381
Distribution Fees — Class II Shares (Note D)	87
Shareholder Reporting Fees	66
Professional Fees	33
Custodian Fees (Note E)	20
Bank Overdraft Expense	5
Directors’ Fees and Expenses	3
Other	11
Total Expenses	1,367
Distribution Fees — Class II Shares Waived (Note D)	(25)
Expense Offset (Note E)	@—
Net Expenses	1,342
Net Investment Income (Loss)	(375)
Net Realized Gain (Loss) on:
Investments Sold	7,398
Change in Unrealized Appreciation (Depreciation) on:
Investments	(1,245)
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	6,153
Net Increase (Decrease) in Net Assets Resulting from Operations	$5,778

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

7

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Equity Growth Portfolio

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2006	December 31, 2005
	(000)	(000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income (Loss)	$(375)	$(194)
Net Realized Gain (Loss)	7,398	11,828
Net Change in Unrealized Appreciation (Depreciation)	(1,245)	11,060
Net Increase (Decrease) in Net Assets Resulting from Operations	5,778	22,694
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(666)
Class II:
Net Investment Income	—	(78)
Total Distributions	—	(744)
Capital Share Transactions:(1)
Class I:
Subscriptions	13,506	14,341
Distributions Reinvested	—	666
Redemptions	(35,254)	(42,166)
Class II:
Subscriptions	3,700	6,346
Distributions Reinvested	—	78
Redemptions	(4,765)	(3,771)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(22,813)	(24,506)
Total Increase (Decrease) in Net Assets	(17,035)	(2,556)
Net Assets:
Beginning of Period	166,602	169,158
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $(4) and $(4), respectively)	$149,567	$166,602

(1)	Capital Share Transactions:
	Class I:
	Shares Subscribed	863	1,025
	Shares Issued on Distributions Reinvested	—	48
	Shares Redeemed	(2,235)	(3,056)
	Net Increase (Decrease) in Class I Shares Outstanding	(1,372)	(1,983)
	Class II:
	Shares Subscribed	236	464
	Shares Issued on Distributions Reinvested	—	6
	Shares Redeemed	(307)	(266)
	Net Increase (Decrease) in Class II Shares Outstanding	(71)	204

The accompanying notes are an integral part of the financial statements.

8

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Financial Highlights

Equity Growth Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$15.83	$13.75	$12.78	$10.23	$14.20
Income (Loss) from Investment Operations
Net Investment Income (Loss)#	(0.03)	(0.01)	0.07	0.03	0.02
Net Realized and Unrealized Gain (Loss)	0.68	2.16	0.92	2.52	(3.97)
Total from Investment Operations	0.65	2.15	0.99	2.55	(3.95)
Distributions from and/or in Excess of:
Net Investment Income	—	(0.07)	(0.02)	—	(0.02)
Net Asset Value, End of Period	$16.48	$15.83	$13.75	$12.78	$10.23
Total Return ±	4.11%	15.71%	7.77%	24.93%§	(27.81)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$124,941	$141,764	$150,361	$102,680	$84,429
Ratio of Expenses to Average Net Assets(1)	0.84%	0.83%	0.85%	0.85%	0.85%
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	(0.21)%	(0.09)%	0.53%	0.29%	0.18%
Portfolio Turnover Rate	63%	84%	177%	132%	142%

(1)	Supplemental Information on the Ratios to Average Net Assets:
	Ratios Before Expenses Waived and/or Reimbursed by Adviser:
	Expenses to Average Net Assets	N/A	N/A	0.89%	0.94%	0.95%
	Net Investment Income (Loss) to Average Net Assets	N/A	N/A	0.49%	0.20%	0.08%

#	Per share amount is based on average shares outstanding.
±

Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

§

The total return was positively impacted by approximately 0.26% due to the receipt of proceeds from the settlement of class action suits involving, primarily, one of the Portfolio’s holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, Class I’s total return would be approximately 24.67%.

The accompanying notes are an integral part of the financial statements.

9

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Financial Highlights

Equity Growth Portfolio

	Class II
				Period from
				May 5, 2003*
	Year Ended December 31,			to December 31,
Selected Per Share Data and Ratios	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$15.74	$13.68	$12.75	$10.92
Income (Loss) from Investment Operations
Net Investment Income (Loss)#	(0.07)	(0.05)	0.05	(0.00	)†
Net Realized and Unrealized Gain (Loss) on Investments	0.67	2.16	0.90	1.83
Total from Investment Operations	0.60	2.11	0.95	1.83
Distributions from and/or in Excess of:
Net Investment Income	—	(0.05)	(0.02)	—
Net Asset Value, End of Period	$16.34	$15.74	$13.68	$12.75
Total Return ±	3.81%	15.48%	7.43%	16.76	%††§
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$24,626	$24,838	$18,797	$7,455
Ratio of Expenses to Average Net Assets(2)	1.09%	1.08%	1.10%	1.10	%**
Ratio of Net Investment Income (Loss) to Average Net Assets(2)	(0.45)%	(0.33)%	0.39%	0.04	%**
Portfolio Turnover Rate	63%	84%	177%	132	%††

(2)	Supplemental Information on the Ratios to Average Net Assets:
	Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
	Expenses to Average Net Assets	1.19%	1.18%	1.24%	1.29	%**
	Net Investment Income (Loss) to Average Net Assets	(0.55)%	(0.43)%	0.26%	(0.15	)%**

*	Commencement of operations
**	Annualized
#	Per share amount is based on average shares outstanding.
†	Amount is less than $0.005 per share.
††	Not annualized
±

Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

§

The total return was positively impacted by approximately 0.26% due to the receipt of proceeds from the settlement of class action suits involving, primarily, one of the Portfolio’s holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, Class II’s total return would be approximately 16.50%.

The accompanying notes are an integral part of the financial statements.

10

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the Equity Growth Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies. The Portfolio offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.              Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

2.              Repurchase Agreements: The Portfolio may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.              New Accounting Pronouncements: In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, ‘‘Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109’’ (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the Portfolio NAV calculations as late as the Portfolio’s last NAV calculation in the first required financial statement period. As a result, the Portfolio will incorporate FIN 48 in its semi annual report on June 30, 2007. The impact to the Portfolio’s financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of

11

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Notes to Financial Statements (cont’d)

SFAS 157 will have on the Portfolio’s financial statement disclosures.

4.              Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets or other appropriate measures.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

First $1	From $1 billion to	From $2 billion to	More than
billion	$2 billion	$3 billion	$3 billion
0.50%	0.45%	0.40%	0.35%

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 0.85% for Class I shares and 1.10% for Class II shares. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund.

D. Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.10% of the 0.35% distribution fee that it may receive. For the year ended December 31, 2006, this waiver amounted to $25,000.

E. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

F. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G. Federal Income Taxes: It is the Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as

12

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Notes to Financial Statements (cont’d)

ordinary income for tax purposes. The tax character of distributions paid during fiscal 2006 and 2005 was as follows:

2006 Distributions Paid From:		2005 Distributions Paid From:
Ordinary	Long-Term	Ordinary	Long-Term
Income	Capital Gain	Income	Capital Gain
(000)	(000)	(000)	(000)
$—	$—	$744	$—

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains and losses related to net investment losses, resulted in the following reclassifications among the components of net assets at December 31, 2006:

Increase (Decrease)
Accumulated
Undistributed
(Distributions in
Excess of) Net	Accumulated
Investment Income	Net Realized	Paid-in
(Loss)	Gain (Loss)	Capital (000)
(000)	(000)
$375	$—	$(375)

At December 31, 2006, the Portfolio had no distributable earnings on a tax basis.

At December 31, 2006, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

			Net
			Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
(000)	(000)	(000)	(000)
$122,397	$31,272	$(3,751)	$27,521

At December 31, 2006, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $35,816,000, of which, $1,807,000 will expire on December 31, 2009, $27,091,000 will expire on December 31, 2010 and $6,918,000 will expire on December 31, 2011.

Additionally, approximately $604,000 of capital loss carryforward has been brought forward as a result of the Portfolio’s merger with the LSA Equity Growth, LSA Capital Growth and LSA Blue Chip Funds. Based on certain provisions in the Internal Revenue Code, various limitations regarding the future utilization of these carryforwards may apply. This acquired capital loss carryforward is expected to expire between 2009-2010.

During the year ended December 31, 2006, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $7,375,000, of which approximately $622,000 of capital losses was acquired from the LSA Equity Growth and LSA Capital Growth Funds were utilized for federal tax purposes during the year ended December 31, 2006.

To the extent that capital loss carryforwards are used to offset any future net capital gains realized during the carryforward period as provided by U.S. tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are so offset, such gains will not be distributed to shareholders.

H. Other: For the year ended December 31, 2006, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $94,466,000 and $119,261,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the year ended December 31, 2006.

During the year ended December 31, 2006, the Portfolio incurred $896 of brokerage commissions to Morgan Stanley & Co. Incorporated, an affiliated broker dealer.

At December 31, 2006, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 69.0% and 92.8%, for Class I and Class II shares, respectively.

I. Supplemental Proxy Information (unaudited): On August 1, 2006, a Special Meeting of Shareholders of the Fund was scheduled in order to vote on the proposals set forth below. The meetings were held on August 1, 2006. The results are as follows:

(1) Election of Directors:

	For	Withhold	Abstain	BNV**
Frank L. Bowman	260,067,853	10,108,296	—	—
Kathleen A. Dennis	259,931,765	10,244,384	—	—
Michael F. Klein	259,401,451	10,774,698	—	—
W. Allen Reed	259,540,071	10,636,078	—	—

13

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Notes to Financial Statements (cont’d)

(2) Modify certain fundamental investment restrictions for the Portfolio:

	For	Against	Abstain	BNV**
Modify Fundamental policy regarding diversification	8,965,903	354,397	330,747	—
Modify fundamental policy regarding borrowing money	8,868,697	421,571	360,780	—
Modify fundamental policy regarding loans	8,876,591	420,688	353,768	—
Modify fundamental policy regarding investment in commodities, commodity contracts and futures contracts	8,934,786	381,515	334,747	—
Modify fundamental policy regarding issuance of senior securities	8,934,056	393,727	323,265	—

**

Broker “non-votes” are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.

14

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of
The Universal Institutional Funds, Inc. -
Equity Growth Portfolio

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Equity Growth Portfolio (one of the portfolios constituting The Universal Institutional Funds, Inc.) (the “Portfolio”) as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Equity Growth Portfolio of The Universal Institutional Funds, Inc. at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
February 16, 2007

15

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Director and Officer Information (unaudited)

Independent Directors:

				Number of
				Portfolios in
				Fund
				Complex
				Overseen
	Position(s)	Length of		by
Name, Age and Address of	Held with	Time		Independent	Other Directorships Held by Independent
Independent Director	Registrant	Served*	Principal Occupation(s) During Past 5 Years	Director**	Director
Frank L. Bowman (62) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) (since February 2005); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly variously, Admiral in the U.S. Navy, Director of Naval Nuclear Propulsion Program and Deputy Administrator— Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004). Honorary Knight Commander of the Most Excellent Order of the British Empire.	171	Director of the National Energy Foundation, the U.S. Energy Association, the American Council for Capital Formation and the Armed Services YMCA of the USA.

Michael Bozic (65) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since April 2004

Private Investor; Chairperson of the Valuation, Insurance and Compliance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly Chairperson of the Insurance Committee (July 2006-September 2006), Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears Roebuck & Co.

				173	Director of various business organizations.

Kathleen A. Dennis (53) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	President, Cedarwood Associates (mutual fund consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	171	None.

Dr. Manuel H. Johnson (57) c/o Johnson Smick Group, Inc. 888 16th Street, NW Suite 740 Washington, D.C. 20006	Director	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C) international economic commission; formerly Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	173	Director of NVR, Inc. (home construction); Director of KFX Energy; Director of RBS Greenwich Capital Holdings (financial holding company).

Joseph J. Kearns (64) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Director	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); formerly Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001-July 2003); formerly CFO of the J. Paul Getty Trust.	174	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation and the UCLA Foundation.

16

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Director and Officer Information (cont’d)

Independent Directors (cont’d):

				Number of
				Portfolios in
				Fund
				Complex
				Overseen
	Position(s)	Length of		by
Name, Age and Address of	Held with	Time		Independent	Other Directorships Held by Independent
Independent Director	Registrant	Served*	Principal Occupation(s) During Past 5 Years	Director**	Director
Michael F. Klein (48) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	Chief Operating Officer and Managing Director, Aetos Capital, LLC (since March 2000); Chairperson of the Fixed-Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly Managing Director, Morgan Stanley & Co., Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co., Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	171	Director of certain investment funds managed or sponsored by Aetos Capital LLC.

Michael E. Nugent (70) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairman of the Board and Director	Chairman of the Boards since July 2006 and Trustee since July 1991	General Partner of Triumph Capital, L.P. private investment partnership; Chairman of the Boards of the Retail Funds and Institutional Funds (since July 2006); Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly Chairperson of the Insurance Committee (until July 2006) and Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	173	None.

W. Allen Reed (59) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (July 1994-December 2005).	171	Director of GMAC (financial services) and Temple-Inland Industries (packaging, banking and forest products); Director of Legg Mason and Director of the Auburn University Foundation.

Fergus Reid (74) c/o Lumelite Plastics Corporation 85 Charles Coleman Blvd. Pawling, NY 12564	Director	Since June 1992	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	174	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by JP Morgan Investment Management Inc.

Interested Directors:

Number of
Portfolios in
Fund
Complex
	Position(s)	Length of		Overseen by
Name, Age and Address of	Held with	Time		Interested	Other Directorships Held by Interested
Interested Director	Registrant	Served*	Principal Occupation(s) During Past 5 Years	Director**	Director
James F. Higgins (58) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Director	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	173	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*	This is the earliest date the Director began serving the Retail Funds or Institutional Funds. Each Director serves an indefinite term, until his or her successor is elected.
**

The Fund Complex includes all funds advised by Morgan Stanley Investment Management Inc. and funds that have an investment advisor that is an affiliated entity of Morgan Stanley Investment Management Inc. (including, but not limited to, Morgan Stanley Investments LP and Morgan Stanley Investment Advisors Inc.).

17

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Director and Officer Information (cont’d)

Executive Officers:

	Position(s) Held	Length of Time
Name, Age and Address of Executive Officer	with Registrant	Served*	Principal Occupation(s) During Past 5 Years
Ronald E. Robison (67) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	President and Principal Executive Officer	President since September 2005 and Principal Executive Officer since May 2003

President (since September 2005) and Principal Executive Officer (since May 2003) of funds in the Fund Complex; President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; Managing Director, Director and/or Officer of the Adviser and various entities affiliated with the Adviser; Director of Morgan Stanley SICAV (since May 2004). Formerly, Executive Vice President (July 2003 to September 2005) of funds in the Fund Complex and the Van Kampen Funds; President and Director of the Institutional Funds (March 2001 to July 2003); Chief Administrative Officer of Morgan Stanley Investment Advisors Inc.; Chief Administrative Officer of Morgan Stanley Services Company Inc.

J. David Germany (52) Morgan Stanley Investment Management Limited 20 Bank Street Canary Wharf London, United Kingdom E144AD	Vice President	Since February 2006

Managing Director and (since December 2005) Chief Investment Officer—Global Fixed Income of Morgan Stanley Investment Management; Managing Director and Director of Morgan Stanley Investment Management Limited; Vice President of the Retail and Institutional Funds (since February 2006).

Dennis F. Shea (53) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 2006

Managing Director and (since February 2006) Chief Investment Officer—Global Equity of Morgan Stanley Investment Management; Vice President of the Retail and Institutional Funds (since February 2006). Formerly, Managing Director and Director of Global Equity Research at Morgan Stanley.

Barry Fink (51) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 1997

Managing Director and General Counsel of Morgan Stanley Investment Management; Managing Director of the Adviser and various entities affiliated with the Adviser; Vice President of the Retail Funds and (since July 2003) the Institutional Funds. Formerly, Secretary, General Counsel and/or Director of the Adviser and various entities affiliated with the Adviser; Secretary and General Counsel of the Retail Funds.

Amy R. Doberman (44) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Since July 2004

Managing Director and General Counsel, U.S. Investment Management of Morgan Stanley Investment Management (since July 2004); Vice President of the Retail Funds and the Institutional Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); Secretary (since February 2006) and Managing Director (since July 2004) of the Adviser and various entities affiliated with the Adviser. Formerly, Managing Director and General Counsel — Americas, UBS Global Asset Management (July 2000-July 2004).

Carsten Otto (43) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Chief Compliance Officer	Since October 2004

Managing Director and U.S. Director of Compliance for Morgan Stanley Investment Management (since October 2004); Managing Director and Chief Compliance Officer of Morgan Stanley Investment Management. Formerly, Assistant Secretary and Assistant General Counsel of the Retail Funds.

Stefanie V. Chang Yu (40) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Since December 1997

Executive Director of the Adviser and various entities affiliated with the Adviser; Vice President of the Retail Funds (since July 2002) and the Institutional Funds (since December 1997). Formerly, Secretary of various entities affiliated with the Adviser.

Mary E. Mullin (39) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Secretary	Since June 1999	Executive Director of the Adviser and various entities affiliated with the Adviser; Secretary of the Retail Funds (since July 2003) and the Institutional Funds (since June 1999).

James W. Garrett (38) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Treasurer and Chief Financial Officer	Treasurer since February 2002 and Chief Financial Officer since July 2003

Head of Global Fund Administration; Managing Director of the Adviser and various entities affiliated with the Adviser; Treasurer and Chief Financial Officer of the Institutional Funds. Formerly with PriceWaterhouse LLP (now PricewaterhouseCoopers LLP).

Michael J. Leary (41) JPMorgan Investor Services Co. 73 Tremont Street Boston, MA 02108	Assistant Treasurer	Since March 2003	Director and Vice President of Fund Administration, JPMorgan Investor Services Co. (formerly Chase Global Funds Services Company). Formerly, Audit Manager at Ernst & Young, LLP.

*	This is the earliest date the Director began serving the Retail Funds or Institutional Funds. Each Director serves an indefinite term, until his or her successor is elected.

18

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Investment Adviser and Administrator	Legal Counsel
Morgan Stanley Investment Management Inc.	Clifford Chance US LLP
1221 Avenue of the Americas	31 West 52nd Street
New York, New York 10020	New York, New York 10019

Distributor	Independent Registered Public Accounting Firm
Morgan Stanley Distribution, Inc.	Ernst & Young LLP
One Tower Bridge	200 Clarendon Street
100 Front Street, Suite 1100	Boston, Massachusetts 02116-5072
West Conshohocken, Pennsylvania 19428-2899

Custodian
JPMorgan Chase Bank, N.A.
270 Park Avenue
New York, New York 10017

The Investment Adviser, Morgan Stanley Investment Management Inc., does business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 1-800-281-2715 or by visiting our website at www.morganstanley.com/im. It is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by calling 1-800-281-2715. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

IS07-00147I-Y12/06

19

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Global Franchise Portfolio

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Investment Overview (unaudited)

Global Franchise Portfolio

The Global Franchise Portfolio (the “Portfolio”) seeks long-term capital appreciation by investing primarily in equity securities of issuers located throughout the world that the Adviser believes have, among other things, resilient business franchises and growth potential. Foreign investing involves certain risks, including currency fluctuations and controls, restrictions on foreign investments, less liquidity and the potential for market volatility and political instability.

Performance

For the year ended December 31, 2006, the Portfolio had a total return of 21.51%, net of fees, compared to 20.07% for the Morgan Stanley Capital International (MSCI) World Index (the “Index”).

Factors Affecting Performance

•          We continue to pursue a strategy that is driven by finding companies of exceptional quality at compelling value. We manage a concentrated portfolio as only a relatively small number of companies meet our stringent quality and valuation criteria. Because of this concentration, and the fact that we do not use benchmarks as a portfolio construction tool, our strategy has a low correlation to the Index. As a result, the Portfolio’s short-term performance does not follow that of the markets.

•          During the year, the Index’s top performing sectors were utilities, telecommunication services and materials. While no sector in the Index had a negative return for the year overall, the information technology, health care and energy sectors had the smallest gains. Notably, other than a small position in a materials company, the Portfolio had no exposure to the other five top and bottom performing Index sectors.

•          On an absolute basis, the Portfolio achieved its largest gains in the industrials, consumer staples and consumer discretionary sectors. The top contributing holdings were British American Tobacco, Reckitt Benckiser, Swedish Match, Kone and Wolters Kluwer.

•          However, negative returns primarily in the Portfolio’s media holdings, including GCap Media, New York Times, Torstar and SMG, detracted from overall performance.

•          While we do not find the Index a particularly useful tool in the management of the Portfolio or stock selection process, we do include a relative performance comparison in this annual review. Relative to the Index, the Portfolio’s consumer staples and industrials sectors generated outperformance.

•          The Portfolio’s zero weight in information technology also added to relative performance. Historically, very few companies in the information technology space have met our criteria for investment.

•          Similarly, the Portfolio did not hold any utilities or telecommunication services stocks as our strategy prevents the Portfolio from investing in sectors that have high capital intensity and lack dominant intangible assets. During this period, however, the lack of exposure proved disadvantageous, as these sectors performed well in the broad market.

•          Another source of relative underperformance was in the materials sector. The Portfolio’s sole holding in the sector, Scotts Miracle-Gro, performed well on an absolute basis, but its gain lagged the more robust gains of the Index’s materials stocks.

Management Strategies

•          We continue to seek investment opportunities in companies with strong business franchises protected by a dominant intangible asset. Additionally, we demand sound management, substantial free cash flow and growth potential. We invest in these high quality companies only when we can identify compelling value as measured by a current free cash flow yield in excess of the risk-free bond yield. We seek to deliver attractive returns while minimizing business and valuation risk. Our goal is for the Portfolio to outperform broadly-based benchmarks over the long term with less than average volatility.

* The information contained in this overview regarding specific securities is for informational purposes only and should not be construed as a recommendation to purchase or sell the securities mentioned.

January 2007

Performance Compared to the Morgan Stanley Capital International (MSCI) World Index(1)

	Total Returns(2)
		Average
		Annual
	One	Since
	Year	Inception(4)
Portfolio – Class II(3)	21.51%	19.04%
MSCI World Index	20.07	19.83

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit www.morganstanley.com/im. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Total returns do not reflect the deduction

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The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Investment Overview (cont’d)

Global Franchise Portfolio

of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would be lower.

(1)          The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. The MSCI World Index consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)          Total returns for the Portfolio reflect fees waived and expenses reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.

(3)          Commenced operations on April 30, 2003.

(4)          For comparative purposes, average annual since inception returns listed for the Index refers to the inception date or initial offering of the respective share class of the Portfolio, not the inception of the Index.

* Commenced operations on April 30, 2003.

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class II shares) and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note E in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of the expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	July 1, 2006 —
	Account Value	December 31,	December 31,
	July 1, 2006	2006	2006
Class II
Actual	$1,000.00	$1,125.30	$6.37
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.21	6.06

*                 Expenses are equal to Class II shares’ annualized net expense ratio of 1.19%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

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The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Investment Overview (cont’d)

Global Franchise Portfolio

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*                 Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

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The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Portfolio of Investments

Global Franchise Portfolio

		Value
	Shares	(000)
Common Stocks (97.5%)
Canada (1.3%)
Torstar Corp., Class B	130,888	$2,201
Finland (4.0%)
Kone OYJ, Class B	119,172	6,755
France (8.3%)
Groupe Danone	28,044	4,250
Pernod-Ricard S.A.	19,239	4,419
Sanofi-Aventis	57,643	5,322
		13,991
Japan (2.4%)
Kao Corp.	154,000	4,154
Netherlands (6.6%)
Reed Elsevier N.V.	237,839	4,056
Wolters Kluwer N.V. CVA	248,439	7,146
		11,202
Spain (3.5%)
Altadis S.A.	115,175	6,028
Sweden (3.9%)
Swedish Match AB	353,441	6,608
Switzerland (5.9%)
Nestle S.A. (Registered)	15,824	5,623
Novartis AG (Registered)	74,855	4,316
		9,939
United Kingdom (35.1%)
British American Tobacco plc	451,830	12,642
Cadbury Schweppes plc	952,804	10,196
Diageo plc	260,653	5,116
GCAP Media plc	272,899	1,094
GlaxoSmithKline plc	150,939	3,972
Imperial Tobacco Group plc	181,483	7,142
Reckitt Benckiser plc	169,295	7,737
SMG plc	276,167	357
Unilever plc	189,933	5,311
WPP Group Plc	434,181	5,870
		59,437
United States (26.5%)
Altria Group, Inc.	92,788	7,963
Brown-Forman Corp., Class B	40,154	2,660
Fortune Brands, Inc.	53,322	4,553
Harley-Davidson, Inc.	67,412	4,751
Kellogg Co.	94,381	4,725
Kimberly-Clark Corp.	66,832	4,541
New York Times Co. (The), Class A	141,942	3,458
Pfizer, Inc.	273,485	7,083
Scotts Miracle-Gro, Co. (The), Class A	99,458	5,137
		44,871
Total Common Stocks (Cost $132,632)		165,186

	Face
	Amount	Value
	(000)	(000)
Short-Term Investment (3.2%)
Repurchase Agreement (3.2%)
J.P. Morgan Securities, Inc., 5.20%, dated 12/29/06, due 1/2/07, repurchase price $5,441 (Cost $5,438)	$ (a)5,438	$5,438
Total Investments (100.7%) (Cost $138,070)		170,624
Liabilities in Excess of Other Assets (-0.7%)		(1,232)
Net Assets (100%)		$169,392

(a)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,856,998,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 1/16/07 to 10/23/35; Federal Home Loan Bank, 0.00% to 7.38%, due 1/3/07 to 6/5/28; Federal Home Loan Mortgage Corp., 0.00% to 6.75%, due 1/2/07 to 7/15/32; Federal National Mortgage Association, 0.00% to 8.20%, due 1/12/07 to 11/15/30; Tennessee Valley Authority, 5.38% to 6.75%, due 11/13/08 to 4/1/36, which had a total value of $1,894,142,869. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

CVA	Certificaten Van Aandelen

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
GBP	15,385	$30,128	1/24/07	USD	29,010	$29,010	$(1,118)

GBP — British Pound

USD — United States Dollar

The accompanying notes are an integral part of the financial statements.

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The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Global Franchise Portfolio

Statement of Assets and Liabilities

December 31, 2006
(000)
Assets:
Investments, at Value (Cost $138,070)	$170,624
Cash	1
Dividends Receivable	209
Foreign Currency (Cost $158)	156
Foreign Withholding Tax Reclaim Receivable	54
Receivable for Portfolio Shares Sold	20
Interest Receivable	2
Other Assets	3
Total Assets	171,069
Liabilities:
Unrealized Depreciation on Foreign Currency Exchange Contracts	1,118
Investment Advisory Fees Payable	370
Payable for Portfolio Shares Redeemed	75
Administration Fees Payable	36
Custodian Fees Payable	13
Distribution Fees — Class II Shares	7
Director’s Fees and Expenses Payable	@—
Other Liabilities	58
Total Liabilities	1,677
NET ASSETS	$169,392
Net Assets Consist of:
Paid-in Capital	$121,014
Undistributed (Distributions in Excess of) Net Investment Income	713
Accumulated Net Realized Gain (Loss)	16,226
Unrealized Appreciation (Depreciation) on:
Investments	32,554
Foreign Currency Exchange Contracts and Translations	(1,115)
Net Assets	$169,392
Net Asset Value, Offering and Redemption Price Per Share Applicable to 9,396,405 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$18.03

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

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The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Global Franchise Portfolio

Statement of Operations

Year Ended
December 31, 2006
(000)
Investment Income:
Dividends (Net of $174 Foreign Taxes Withheld)	$4,418
Interest	436
Total Investment Income	4,854
Expenses:
Investment Advisory Fees (Note B)	1,440
Distribution Fees — Class II Shares (Note D)	630
Administration Fees (Note C)	450
Shareholder Reporting Fees	54
Custodian Fees (Note E)	54
Professional Fees	34
Directors’ Fees and Expenses	2
Other	14
Total Expenses	2,678
Distribution Fees — Class II Shares Waived (Note D)	(540)
Expense Offset (Note E)	@—
Net Expenses	2,138
Net Investment Income (Loss)	2,716
Realized Gain (Loss) on:
Investments Sold	16,352
Foreign Currency Transactions	(1,496)
Net Realized Gain (Loss)	14,856
Change in Unrealized Appreciation (Depreciation) on:
Investments	18,752
Foreign Currency Exchange Contracts and Translations	(1,613)
Net Change in Unrealized Appreciation (Depreciation)	17,139
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	31,995
Net Increase (Decrease) in Net Assets Resulting from Operations	$34,711

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

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The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Global Franchise Portfolio

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2006	December 31, 2005
	(000)	(000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income (Loss)	$2,716	$1,683
Net Realized Gain (Loss)	14,856	4,377
Net Change in Unrealized Appreciation (Depreciation)	17,139	6,917
Net Increase (Decrease) in Net Assets Resulting from Operations	34,711	12,977
Distributions from and/or in Excess of:
Class II:
Net Investment Income	(2,611)	—
Net Realized Gain	(4,295)	(317)
Total Distributions	(6,906)	(317)
Capital Share Transactions:(1)
Class II:
Subscriptions	41,860	70,439
Distributions Reinvested	6,906	317
Redemptions	(59,652)	(2,262)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(10,886)	68,494
Total Increase (Decrease) in Net Assets	16,919	81,154
Net Assets:
Beginning of Period	152,473	71,319
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $713 and $2,104, respectively)	$169,392	$152,473

(1)	Capital Share Transactions:
	Class II:
	Shares Subscribed	2,541	4,854
	Shares Issued on Distributions Reinvested	432	22
	Shares Redeemed	(3,463)	(154)
	Net Increase (Decrease) in Class II Shares Outstanding	(490)	4,722

The accompanying notes are an integral part of the financial statements.

7

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Financial Highlights

Global Franchise Portfolio

	Class II
				Period from
				April 30, 2003*
	Year Ended December 31,			to December 31,
Selected Per Share Data and Ratios	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$15.42	$13.81	$12.33	$10.00
Income (Loss) from Investment Operations
Net Investment Income (Loss)#	0.25	0.22	0.16	0.06
Net Realized and Unrealized Gain (Loss)	2.99	1.43	1.42	2.29
Total from Investment Operations	3.24	1.65	1.58	2.35
Distribution from and/or in Excess of:
Net Investment Income	(0.24)	—	(0.02)	—
Net Realized Gain	(0.39)	(0.04)	(0.08)	(0.02)
Total Distributions	(0.63)	(0.04)	(0.10)	(0.02)
Net Asset Value, End of Period	$18.03	$15.42	$13.81	$12.33
Total Return ±	21.51%	11.98%	12.77%	23.57	%††
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$169,392	$152,473	$71,319	$20,370
Ratio of Expenses to Average Net Assets(1)	1.19%	1.20%	1.20%	1.20	%*
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	1.51%	1.50%	1.22%	0.74	%*
Portfolio Turnover Rate	28%	15%	9%	3	%††

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
Expenses to Average Net Assets	1.49%	1.54%	1.65%	3.22	%*
Net Investment Income (Loss) to Average Net Assets	1.21%	1.16%	0.77%	(1.28	)%*

*	Commencement of operations
**	Annualized
#	Per share amount is based on average shares outstanding.
††	Not annualized
±

Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

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The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Notes to Financial Statements

The Universal Institutional Funds, Inc., (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the Global Franchise Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in equity securities of issuers located throughout the world that the Portfolio’s Sub-Adviser, Morgan Stanley Investment Management Limited (the “Sub-Adviser” or “MSIM Limited”) believes have, among other things, resilient business franchises and growth potential. The Portfolio currently offers Class II shares only, although Class I shares may be offered in the future. The Portfolio has suspended the offering of its shares to investors through insurance and variable annuity contracts or qualified pension or retirement plans that have not previously offered the Portfolio as an investment option. The Portfolio will continue to offer its shares to investors through insurance cand variable annuity contracts or qualified pension or retirement plans that have previously offered the Portfolio. The Portfolio may recommence offering its shares to investors through new insurance and variable annuity contracts or qualified pension or retirement plans at such time as the Adviser determines that it would be consistent with prudent portfolio management to do so.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.              Security Valuation: Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Debt securities purchased with remaining maturities of 60 days or  less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.              Repurchase Agreements: The Portfolio may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

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The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Notes to Financial Statements (cont’d)

3.              Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

•                  investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

•                  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

At December 31, 2006, the net assets of the Portfolio were substantially comprised of foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

Prior governmental approval for foreign investments may be required under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations. As a result, an additional class of shares (identified as “Foreign” in the Portfolio of Investments) may be created and offered for investment. The “local” and “foreign” shares’ market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

4.              Foreign Currency Exchange Contracts: The Portfolio may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates and, in certain situations, to gain exposure to foreign currencies. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

5.              New Accounting Pronouncements: In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109” (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position

10

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Notes to Financial Statements (cont’d)

must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the Portfolio NAV calculations as late as the Portfolio’s last NAV calculation in the first required financial statement period. As a result, the Portfolio will incorporate FIN 48 in its semi annual report on June 30, 2007. The impact to the Portfolio’s financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Portfolio’s financial statement disclosures.

6.              Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate measures.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer’s share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

First $500	From $500 million to	More than
million	$1 billion	$1 billion
0.80%	0.75%	0.70%

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.20%. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time.

MSIM Limited, a wholly-owned subsidiary of Morgan Stanley, serves as Sub-Adviser for the Portfolio on a day-to-day basis. MSIM Limited selects, buys and sells securities for the Portfolio under the supervision of the Adviser. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund. In addition, the Fund incurs local administration fees in connection with doing business in certain emerging market countries.

D. Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.30% of the 0.35% distribution fee that it may receive. For the year ended December 31, 2006, this waiver amounted to $540,000.

11

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Notes to Financial Statements (cont’d)

E. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

F. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G. Federal Income Taxes: It is the Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2006 and 2005 was as follows:

2006 Distributions Paid From:		2005 Distributions Paid From:
Ordinary	Long-Term	Ordinary	Long-Term
Income	Capital Gain	Income	Capital Gain
(000)	(000)	(000)	(000)
$3,234	$3,672	$22	$295

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains and losses related to foreign currency transactions, resulted in the following reclassifications among the components of net assets at December 31, 2006:

Increase (Decrease)
Accumulated
Undistributed
(Distributions in
Excess of) Net	Accumulated
Investment Income	Net Realized	Paid-in
(Loss)	Gain (Loss)	Capital
(000)	(000)	(000)
$(1,496)	$1,496	$—

At December 31, 2006, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed	Undistributed
Ordinary	Long-Term
Income	Capital Gain
(000)	(000)
$550	$15,675

At December 31, 2006, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

			Net
			Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
(000)	(000)	(000)	(000)
$138,070	$34,504	$(1,950)	$32,554

Net capital, passive foreign investment company (“PFIC”) and currency losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Portfolio’s next taxable year. For the year ended December 31, 2006, the Portfolio deferred to January 3, 2007, for U.S. Federal income tax purposes, post-October currency losses of $403,000.

H. Other: For the year ended December 31, 2006, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $47,918,000 and $62,667,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the year ended December 31, 2006.

At December 31, 2006, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 89.1% for Class II shares.

12

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Notes to Financial Statements (cont’d)

I. Supplemental Proxy Information (unaudited): On August 1, 2006, a Special Meeting of Shareholders of the Fund was scheduled in order to vote on the proposals set forth below. The meetings were held on August 1, 2006. The results are as follows:

(1) Election of Directors:

	For	Withhold	Abstain	BNV**
Frank L. Bowman	260,067,853	10,108,296	—	—
Kathleen A. Dennis	259,931,765	10,244,384	—	—
Michael F. Klein	259,401,451	10,774,698	—	—
W. Allen Reed	259,540,071	10,636,078	—	—

(2) Modify certain fundamental investment restrictions for the Portfolio:

	For	Against	Abstain	BNV**
Modify Fundamental policy regarding diversification	8,425,643	282,982	329,589	—
Modify fundamental policy regarding borrowing money	8,282,785	399,549	355,881	—
Modify fundamental policy regarding loans	8,290,766	409,951	337,498	—
Modify fundamental policy regarding investment in commodities, commodity contracts and futures contracts	8,313,031	352,206	372,978	—
Modify fundamental policy regarding issuance of senior securities	8,115,771	518,622	403,821	—

**          Broker “non-votes” are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.

13

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of
The Universal Institutional Funds, Inc. -
Global Franchise Portfolio

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Global Franchise Portfolio (one of the portfolios constituting The Universal Institutional Funds, Inc.) (the “Portfolio”) as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Global Franchise Portfolio of The Universal Institutional Funds, Inc. at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
February 16, 2007

14

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Federal Income Tax Information (unaudited)

For the year ended December 31, 2006, the percentage of dividends that qualify for the 70% dividend received deduction for corporate shareholders of the Portfolio was 25.8%.

For the year ended December 31, 2006, the Portfolio intends to pass through to shareholders foreign tax credits of approximately $133,000 and has derived gross income from sources within foreign countries in the amount of approximately $3,305,000.

The Portfolio hereby designates $3,672,000 as long-term capital gain dividends for the purpose of the dividend paid deduction on its federal income tax return.

15

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Director and Officer Information (unaudited)

Independent Directors:

				Number of
				Portfolios in
				Fund
				Complex
				Overseen
	Position(s)	Length of		by
Name, Age and Address of	Held with	Time		Independent	Other Directorships Held by Independent
Independent Director	Registrant	Served*	Principal Occupation(s) During Past 5 Years	Director**	Director

Frank L. Bowman (62) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) (since February 2005); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly variously, Admiral in the U.S. Navy, Director of Naval Nuclear Propulsion Program and Deputy Administrator— Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004). Honorary Knight Commander of the Most Excellent Order of the British Empire.	171	Director of the National Energy Foundation, the U.S. Energy Association, the American Council for Capital Formation and the Armed Services YMCA of the USA.

Michael Bozic (65) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since April 2004

Private Investor; Chairperson of the Valuation, Insurance and Compliance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly Chairperson of the Insurance Committee (July 2006-September 2006), Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears Roebuck & Co.

				173	Director of various business organizations.

Kathleen A. Dennis (53) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	President, Cedarwood Associates (mutual fund consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	171	None.

Dr. Manuel H. Johnson (57) c/o Johnson Smick Group, Inc. 888 16th Street, NW Suite 740 Washington, D.C. 20006	Director	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C) international economic commission; formerly Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	173	Director of NVR, Inc. (home construction); Director of KFX Energy; Director of RBS Greenwich Capital Holdings (financial holding company).

Joseph J. Kearns (64) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Director	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); formerly Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001-July 2003); formerly CFO of the J. Paul Getty Trust.	174	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation and the UCLA Foundation.

16

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Director and Officer Information (cont’d)

Independent Directors (cont’d):

				Number of
				Portfolios in
				Fund
				Complex
				Overseen
	Position(s)	Length of		by
Name, Age and Address of	Held with	Time		Independent	Other Directorships Held by Independent
Independent Director	Registrant	Served*	Principal Occupation(s) During Past 5 Years	Director**	Director

Michael F. Klein (48) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	Chief Operating Officer and Managing Director, Aetos Capital, LLC (since March 2000); Chairperson of the Fixed-Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly Managing Director, Morgan Stanley & Co., Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co., Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	171	Director of certain investment funds managed or sponsored by Aetos Capital LLC.

Michael E. Nugent (70) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairman of the Board and Director	Chairman of the Boards since July 2006 and Trustee since July 1991	General Partner of Triumph Capital, L.P. private investment partnership; Chairman of the Boards of the Retail Funds and Institutional Funds (since July 2006); Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly Chairperson of the Insurance Committee (until July 2006) and Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	173	None.

W. Allen Reed (59) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (July 1994-December 2005).	171	Director of GMAC (financial services) and Temple-Inland Industries (packaging, banking and forest products); Director of Legg Mason and Director of the Auburn University Foundation.

Fergus Reid (74) c/o Lumelite Plastics Corporation 85 Charles Coleman Blvd. Pawling, NY 12564	Director	Since June 1992	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	174	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by JP Morgan Investment Management Inc.

Interested Directors:

Number of
Portfolios in
Fund
Complex
	Position(s)	Length of		Overseen by
Name, Age and Address of	Held with	Time		Interested	Other Directorships Held by Interested
Interested Director	Registrant	Served*	Principal Occupation(s) During Past 5 Years	Director**	Director

James F. Higgins (58) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Director	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	173	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*                 This is the earliest date the Director began serving the Retail Funds or Institutional Funds. Each Director serves an indefinite term, until his or her successor is elected.

**          The Fund Complex includes all funds advised by Morgan Stanley Investment Management Inc. and funds that have an investment advisor that is an affiliated entity of Morgan Stanley Investment Management Inc. (including, but not limited to, Morgan Stanley Investments LP and Morgan Stanley Investment Advisors Inc.).

17

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Director and Officer Information (cont’d)

Executive Officers:

	Position(s) Held	Length of Time
Name, Age and Address of Executive Officer	with Registrant	Served*	Principal Occupation(s) During Past 5 Years

Ronald E. Robison (67) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	President and Principal Executive Officer	President since September 2005 and Principal Executive Officer since May 2003

President (since September 2005) and Principal Executive Officer (since May 2003) of funds in the Fund Complex; President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; Managing Director, Director and/or Officer of the Adviser and various entities affiliated with the Adviser; Director of Morgan Stanley SICAV (since May 2004). Formerly, Executive Vice President (July 2003 to September 2005) of funds in the Fund Complex and the Van Kampen Funds; President and Director of the Institutional Funds (March 2001 to July 2003); Chief Administrative Officer of Morgan Stanley Investment Advisors Inc.; Chief Administrative Officer of Morgan Stanley Services Company Inc.

J. David Germany (52) Morgan Stanley Investment Management Limited 20 Bank Street Canary Wharf London, United Kingdom E144AD	Vice President	Since February 2006

Managing Director and (since December 2005) Chief Investment Officer—Global Fixed Income of Morgan Stanley Investment Management; Managing Director and Director of Morgan Stanley Investment Management Limited; Vice President of the Retail and Institutional Funds (since February 2006).

Dennis F. Shea (53) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 2006

Managing Director and (since February 2006) Chief Investment Officer—Global Equity of Morgan Stanley Investment Management; Vice President of the Retail and Institutional Funds (since February 2006). Formerly, Managing Director and Director of Global Equity Research at Morgan Stanley.

Barry Fink (51) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 1997

Managing Director and General Counsel of Morgan Stanley Investment Management; Managing Director of the Adviser and various entities affiliated with the Adviser; Vice President of the Retail Funds and (since July 2003) the Institutional Funds. Formerly, Secretary, General Counsel and/or Director of the Adviser and various entities affiliated with the Adviser; Secretary and General Counsel of the Retail Funds.

Amy R. Doberman (44) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Since July 2004

Managing Director and General Counsel, U.S. Investment Management of Morgan Stanley Investment Management (since July 2004); Vice President of the Retail Funds and the Institutional Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); Secretary (since February 2006) and Managing Director (since July 2004) of the Adviser and various entities affiliated with the Adviser. Formerly, Managing Director and General Counsel — Americas, UBS Global Asset Management (July 2000-July 2004).

Carsten Otto (43) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Chief Compliance Officer	Since October 2004

Managing Director and U.S. Director of Compliance for Morgan Stanley Investment Management (since October 2004); Managing Director and Chief Compliance Officer of Morgan Stanley Investment Management. Formerly, Assistant Secretary and Assistant General Counsel of the Retail Funds.

Stefanie V. Chang Yu (40) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Since December 1997

Executive Director of the Adviser and various entities affiliated with the Adviser; Vice President of the Retail Funds (since July 2002) and the Institutional Funds (since December 1997). Formerly, Secretary of various entities affiliated with the Adviser.

Mary E. Mullin (39) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Secretary	Since June 1999	Executive Director of the Adviser and various entities affiliated with the Adviser; Secretary of the Retail Funds (since July 2003) and the Institutional Funds (since June 1999).

James W. Garrett (38) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Treasurer and Chief Financial Officer	Treasurer since February 2002 and Chief Financial Officer since July 2003

Head of Global Fund Administration; Managing Director of the Adviser and various entities affiliated with the Adviser; Treasurer and Chief Financial Officer of the Institutional Funds. Formerly with PriceWaterhouse LLP (now PricewaterhouseCoopers LLP).

Michael J. Leary (41) JPMorgan Investor Services Co. 73 Tremont Street Boston, MA 02108	Assistant Treasurer	Since March 2003	Director and Vice President of Fund Administration, JPMorgan Investor Services Co. (formerly Chase Global Funds Services Company). Formerly, Audit Manager at Ernst & Young, LLP.

*                 This is the earliest date the Director began serving the Retail Funds or Institutional Funds. Each Director serves an indefinite term, until his or her successor is elected.

18

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Investment Adviser and Administrator	Legal Counsel
Morgan Stanley Investment Management Inc.	Clifford Chance US LLP
1221 Avenue of the Americas	31 West 52nd Street
New York, New York 10020	New York, New York 10019

Distributor	Independent Registered Public Accounting Firm
Morgan Stanley Distribution, Inc.	Ernst & Young LLP
One Tower Bridge	200 Clarendon Street
100 Front Street, Suite 1100	Boston, Massachusetts 02116-5072
West Conshohocken, Pennsylvania 19428-2899

Custodian
JPMorgan Chase Bank, N.A.
270 Park Avenue
New York, New York 10017

The Investment Adviser, Morgan Stanley Investment Management Inc., does business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 1-800-281-2715 or by visiting our website at www.morganstanley.com/im. It is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by calling 1-800-281-2715. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

IS07-00149I-Y12/06

19

The Universal Institutional Funds, Inc. Annual Report –December 31, 2006

Global Real Estate Portfolio

The Universal Institutional Funds, Inc.

Annual Report –December 31, 2006

Investment Overview (unaudited)

Global Real Estate Portfolio

The Global Real Estate Portfolio (the “Portfolio”) seeks current income and capital appreciation by investing primarily in equity securities of companies in the real estate industry located throughout the world, including Real Estate Operating Companies (REOCs), Real Estate Investment Trusts (REITs) and similar entries established outside of the United States (foreign real estate companies). The Portfolio will invest primarily in companies located in the developed countries of North America, Europe and Asia, but may also invest in emerging markets. Foreign investing involves certain risks, including currency fluctuations and controls, restrictions on foreign investments, less liquidity and the potential for market volatility and political instability.

Performance

For the period from April 28, 2006 (commencement of operations) to December 31, 2006, the Portfolio’s Class II Shares had a total return of 23.15%, net of fees, compared to 25.42% for the FTSE EPRA/NAREIT Global Real Estate Net Index (the “Index”).

Factors Affecting Performance

•       As of December 31, 2006, the Portfolio was overweight the Asian listed property sector and underweight both the European and U.S. listed property sectors. We generated outperformance in the European and U.S. portfolios, but this was offset by the Asian portfolio.

•      We believe the Asian listed property sector will continue to benefit from strong asset appreciation and improvements in private real estate valuations and underlying real estate fundamentals. The overweight to the Asian region was predominated by REOCs in Japan and Hong Kong, which traded at discounts to NAV, as share prices did not fully reflect the improvements in underlying real estate fundamentals and asset prices. The Portfolio benefited from stock selection and an overweight in Singapore, but this was offset by stock selection in Hong Kong and an underweight in Australia.

•       The Portfolio was underweight in J-REITs (Japanese Real Estate Investment Trusts), as this sector traded at a substantial premium to NAV and continued to experience high levels of equity issuance from both new and existing companies.

•       The Portfolio was considerably underweight in Australian LPTs (Listed Property Trusts), which traded at a premium to NAV and had more limited prospects for NAV growth due to weaker cash flow growth versus other regions, as well as the challenges faced by these companies in achieving growth primarily through cross-border acquisitions with the continued compression in cap rates and rising financing costs.

•       In Europe, listed property companies continued to benefit from improving underlying real estate fundamentals and asset values. Since we believed much of this favorable news had already been priced into stocks on the Continent, the Portfolio was underweight in the Continental European stocks, which traded at meaningful premiums to NAV. In contrast, the Portfolio benefited from being overweight in United Kingdom (U.K.) property companies which may benefit from the introduction of REIT legislation in January 2007 and expectations for continued strength in NAV growth.

•       The Portfolio was underweight in the U.S., as prospects for growth in private real estate values were less attractive on a relative basis to the other regions. Nevertheless, the market continued to benefit from the significant weight of capital directed towards investment in real estate assets and improvements in underlying real estate fundamentals. The Portfolio benefited from stock selection in the U.S. hotel, mall and office sectors, while an overweight in hotels detracted from performance.

Management Strategies

•      The Portfolio is comprised of three regional portfolios (U.S., Europe and Asia). Its global allocation weights each of the three major regions based on our view of their relative attractiveness in underlying real estate fundamentals and public market valuations.

•      Each of the regional portfolios (which typically consists of approximately 30 stocks) reflects our core investment philosophy as a real estate value investor, which results in the ownership of stocks that we believe provide the best valuation relative to their underlying real estate values, while maintaining portfolio diversification.

•      Our company specific research leads us to specific preferences for sub-segments within each property sector (U.S.) or country (Europe and Asia).

January 2007

Performance Compared to the FTSE EPRA/NA-REIT Global Real Estate Net Index(1)

Total Returns(2)
Cumulative
Since
Inception(4)

Portfolio – Class II(3)	23.15%
FTSE EPRA/NAREIT Global Real Estate Net Index	25.42

1

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Investment Overview (cont’d)

Global Real Estate Portfolio

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit www.morganstanley.com/im. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would be lower.

(1)          The FTSE EPRA/NAREIT Global Real Estate Net Index is a market capitalization weighted index designed to reflect the stock performance of companies engaged in the North American, European and Asian real estate markets. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. “Net dividends” reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an Index.

(2)          Total returns for the Portfolio reflect fees waived and expenses reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would have been lower. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.

(3)          Commenced operations on April 28, 2006.

(4)          For comparative purposes, since inception returns listed for the Index refers to the inception date or initial offering of the respective share class of the Portfolio, not the inception of the Index.

* Commenced operations on April 28, 2006.

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class II shares) and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note E in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of the expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	July 1, 2006 —
	Account Value	December 31,	December 31,
	July 1, 2006	2006	2006

Actual	$1,000.00	$1,231.50	$7.87
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.15	7.12

* Expenses are equal to Class II shares’ annualized net expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2

The Universal Institutional Funds, Inc.

Annual Report –December 31, 2006

Investment Overview (cont’d)

Global Real Estate Portfolio

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*       Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

3

The Universal Institutional Funds, Inc.

Annual Report –December 31, 2006

Portfolio of Investments

Global Real Estate Portfolio

	Shares	Value
		(000)
Common Stocks (95.8%)
Australia (8.5%)
Centro Properties Group	68,987	$496
CFS Retail Property Trust	377,300	694
CFS Retail Property Trust (New)	1,025	2
DB RREEF Trust	649,674	910
GPT Group	347,400	1,536
Investa Property Group	90,100	178
Macquarie CountryWide Trust	168,800	281
Macquarie Goodman Group	208,175	1,249
Macquarie ProLogis Trust	566,400	561
Mirvac Group	99,800	440
Stockland Trust Group (New)	308,950	2,019
Stockland Trust Group	1,127	7
Westfield Group	418,750	6,938
		15,311
Austria (1.0%)
Conwert Immobilien Invest AG	(a)8,780	190
Immoeast Immobilien Anlagen AG	35,826	504
IMMOFINANZ Immobilien Anlagen AG	(a)75,162	1,071
		1,765
Canada (0.6%)
Legacy Hotels REIT	31,765	258
Sunrise Senior Living REIT	95,535	873
		1,131
Finland (0.2%)
Sponda Oyj	19,310	306
France (2.5%)
Gecina S.A.	4,479	857
Klepierre	4,419	834
Silic	2,194	330
Unibail	10,061	2,459
		4,480
Germany (0.0%)
IVG Immobilien AG	648	28
Hong Kong (9.1%)
Champion REIT	(a)1,176,000	568
Cheung Kong Holdings Ltd.	21,000	259
Henderson Land Development Co., Ltd.	504,000	2,819
Hong Kong Land Holdings Ltd.	741,000	2,949
Hysan Development Co., Ltd.	441,331	1,155
Kerry Properties Ltd.	23,000	107
New World Development Ltd.	1,443,000	2,905
Sun Hung Kai Properties Ltd.	409,000	4,698
Swire Pacific Ltd., Class A	87,500	940
		16,400
Italy (0.8%)
Aedes S.p.A.	20,984	170
Beni Stabili S.p.A.	439,614	702
Risanamento S.p.A	48,171	521
		1,393
Japan (14.0%)
Aeon Mall Co., Ltd.	5,900	333
Daibiru Corp.	30,400	$331
Japan Hotel and Resort, Inc.	93	535
Mitsubishi Estate Co., Ltd.	292,000	7,558
Mitsui Fudosan Co., Ltd.	259,000	6,323
Mori Trust Sogo, Inc. REIT	22	207
Nippon Building Fund, Inc. REIT	98	1,301
NTT Urban Development Corp.	738	1,426
Sumitomo Realty & Development Co., Ltd.	159,000	5,104
Tokyo Tatemono Co., Ltd.	84,000	936
Tokyu Land Corp.	115,000	1,084
		25,138
Netherlands (1.9%)
Corio N.V.	4,596	376
Eurocommercial Properties N.V.	12,529	625
ProLogis European Properties	48,915	969
Rodamco Europe N.V.	7,221	961
Wereldhave N.V.	3,375	449
		3,380
Singapore (4.4%)
Ascott Group Ltd. (The)	572,000	601
CapitaCommercial Trust REIT	355,800	608
CapitaLand Ltd.	315,000	1,273
CapitaMall Trust	287,000	545
CapitaRetail China Trust REIT	(a)23,500	32
CDL Hospitality Trusts REIT	(a)206,000	224
City Developments Ltd.	22,000	182
Hotel Properties Ltd.	73,000	129
K-REIT Asia	81,000	132
Keppel Land Ltd.	90,000	405
Macquarie MEAG Prime REIT	842,000	642
Overseas Union Enterprise Ltd.	1,000	7
Singapore Land Ltd.	38,000	213
Suntec REIT	446,000	529
United Industrial Corp., Ltd.	1,037,000	1,413
UOL Ltd.	169,000	478
Wheelock Properties (Singapore) Ltd.	382,000	560
		7,973
Sweden (0.9%)
Castellum AB	38,768	517
Fabege AB	8,517	228
Hufvudstaden AB, Class A	85,625	969
		1,714
Switzerland (0.6%)
Allreal Holding AG	893	99
PSP Swiss Property AG	17,055	980
		1,079
United Kingdom (11.2%)
British Land Co. plc	116,155	3,898
Brixton Estate plc	51,004	575
Capital & Regional Properties plc	28,535	862
Derwent Valley Holdings plc	18,820	773
Development Securities plc	8,414	114
Grainger Trust plc	21,269	289
Great Portland Estates plc	59,110	803
Hammerson plc	64,076	1,979

The accompanying notes are an integral part of the financial statements.

4

The Universal Institutional Funds, Inc.

Annual Report –December 31, 2006

Portfolio of Investments (cont’d)

Global Real Estate Portfolio

	Shares	Value
		(000)
United Kingdom (cont’d)
Insight Foundation Property Trust Ltd. REIT	53,669	$145
Land Securities Group plc	92,349	4,200
Liberty International plc	67,912	1,856
Minerva plc	(a)116,356	923
Quintain Estates & Development plc	35,783	599
Shaftesbury plc	22,856	351
Slough Estates plc	124,492	1,915
Unite Group plc	74,496	798
Warner Estate Holdings plc	3,609	61
Workspace Group plc	8,908	87
		20,228
United States (40.1%)
Acadia Realty Trust REIT	10,030	251
AMB Property Corp. REIT	29,820	1,748
American Campus Communities, Inc.	5,695	162
Apartment Investment & Management Co. REIT	7,390	414
Archstone-Smith Trust REIT	46,245	2,692
AvalonBay Communities, Inc. REIT	23,895	3,108
Boston Properties, Inc. REIT	32,355	3,620
Brandywine Realty Trust REIT	51,153	1,701
BRE Properties, Inc. REIT	21,062	1,369
Brookfield Homes Corp.	12,013	451
Brookfield Properties Corp.	102,070	4,015
Cedar Shopping Centers, Inc. REIT	3,670	58
Cogdell Spencer, Inc. REIT	520	11
Equity Lifestyle Properties, Inc.	12,540	683
Equity Office Properties Trust REIT	73,175	3,525
Equity Residential REIT	79,069	4,013
Essex Property Trust, Inc. REIT	10,781	1,393
Federal Realty Investment Trust REIT	27,080	2,302
Forest City Enterprises, Inc., Class A	9,495	554
Gaylord Entertainment Co.	(a)11,235	572
General Growth Properties, Inc. REIT	45,805	2,392
Health Care Property Investors, Inc. REIT	31,585	1,163
Hersha Hospitality Trust REIT	10,920	124
Highwoods Properties, Inc. REIT	18,323	747
Hilton Hotels Corp.	83,875	2,927
Host Hotels & Resorts, Inc.	135,770	3,333
Kilroy Realty Corp. REIT	3,210	250
Liberty Property Trust	30,805	1,514
Macerich Co. (The) REIT	29,107	2,520
Mack-Cali Realty Corp. REIT	29,935	1,527
Morgans Hotel Group Co.	(a)3,870	66
Parkway Properties, Inc. REIT	867	44
Plum Creek Timber Co., Inc. REIT	20,487	816
Post Properties, Inc. REIT	30,538	1,396
Prologis REIT	14,680	892
Public Storage, Inc. REIT	28,529	2,782
Regency Centers Corp. REIT	31,550	2,466
Simon Property Group, Inc. REIT	65,765	6,661
SL Green Realty Corp. REIT	5,640	749
Starwood Hotels & Resorts Worldwide, Inc.	57,110	3,569
Strategic Hotels & Resorts, Inc. REIT	52,851	1,152
Taubman Centers, Inc. REIT	4,590	233
Tenet Healthcare Corp.	(a)46,165	$322
Vornado Realty Trust REIT	15,585	1,894
		72,181
Total Common Stocks (Cost $146,965)		172,507

	Face
	Amount
	(000)
Short-Term Investment (3.4%)
Repurchase Agreement (3.4%)
J.P. Morgan Securities, Inc., 5.20%, dated 12/29/06, due 1/2/07, repurchase price $6,209 (Cost $6,205)	$ (b)6,205	6,205
Total Investments (99.2%) (Cost $153,170)		178,712
Other Assets in Excess of Liabilities (0.8%)		1,438
Net Assets (100%)		$180,150

(a)	Non-income producing security.
(b)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,856,998,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 1/16/07 to 10/23/35; Federal Home Loan Bank, 0.00% to 7.38%, due 1/3/07 to 6/5/28; Federal Home Loan Mortgage Corp., 0.00% to 6.75%, due 1/2/07 to 7/15/32; Federal National Mortgage Association, 0.00% to 8.20%, due 1/12/07 to 11/15/30; Tennessee Valley Authority, 5.38% to 6.75%, due 11/13/08 to 4/1/36, which had a total value of $1,894,142,869. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

REIT	Real Estate Investment Trust

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to			Settlement	Exchange			Appreciation
Deliver		Value	Date	For		Value	(Depreciation)
(000)		(000)		(000)		(000)	(000)
EUR	20	$26	1/4/07	CHF	32	$26	$ @—
EUR	100	132	1/3/07	GBP	67	132	@—
EUR	@—	@—	1/3/07	SEK	1	@—	@—
USD	16	16	1/2/07	AUD	20	16	@—
USD	132	132	1/2/07	EUR	100	132	@—
USD	67	67	1/2/07	HKD	524	67	@—
USD	6	6	1/4/07	JPY	670	6	@—
USD	91	91	1/5/07	JPY	10,844	91	@—
USD	31	31	1/3/07	SGD	48	31	@—
USD	32	32	1/4/07	SGD	48	32	@—
		$533				$533	$ @—

AUD	—	Australian Dollar
CHF	—	Swiss Franc
EUR	—	Euro

The accompanying notes are an integral part of the financial statements.

5

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Portfolio of Investments (cont’d)

Global Real Estate Portfolio

GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
USD	—	United States Dollar
@		Face Amount/Value is less than $500.

The accompanying notes are an integral part of the financial statements.

6

The Universal Institutional Funds, Inc.

Annual Report –December 31, 2006

Global Real Estate Portfolio

Statement of Assets and Liabilities

December 31, 2006
(000)
Assets:
Investments, at Value (Cost $153,170)	$178,712
Cash	1
Foreign Currency (Cost $1,809)	1,813
Dividends Receivable	651
Receivable for Portfolio Shares Sold	294
Receivable for Investments Sold	117
Foreign Withholding Tax Reclaim Receivable	21
Interest Receivable	3
Unrealized Appreciation on Foreign Currency Exchange Contracts	@—
Total Assets	181,612
Liabilities:
Payable for Investments Purchased	1,000
Investment Advisory Fees Payable	261
Custodian Fees Payable	53
Distribution Fees — Class II Shares	36
Administration Fees Payable	36
Unrealized Depreciation on Foreign Currency Exchange Contracts	@—
Directors’ Fees and Expenses Payable	@—
Other Liabilities	76
Total Liabilities	1,462

NET ASSETS	$180,150
Net Assets Consist of:
Paid-in Capital	$155,744
Undistributed (Distributions in Excess of) Net Investment Income	(1,761)
Accumulated Net Realized Gain (Loss)	620
Unrealized Appreciation (Depreciation) on:
Investments	25,542
Foreign Currency Exchange Contracts and Translations	5
Net Assets	$180,150
Net Asset Value, Offering and Redemption Price Per Share Applicable to 14,898,099 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$12.09

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

7

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Global Real Estate Portfolio

Statement of Operations

Period Ended
December 31, 2006*
(000)
Investment Income:
Dividends (Net of $68 Foreign Taxes Withheld)	$1,291
Interest	183
Total Investment Income	1,474
Expenses:
Investment Advisory Fees (Note B)	509
Distribution Fees — Class II Shares (Note D)	210
Administration Fees (Note C)	150
Custodian Fees (Note E)	149
Shareholder Reporting Fees	57
Professional Fees	24
Directors’ Fees and Expenses	1
Other	16
Total Expenses	1,116
Investment Advisory Fees Voluntarily Waived (Note B)	(214)
Distribution Fees — Class II Shares Waived (Note D)	(60)
Expense Offset (Note D)	@—
Net Expenses	842
Net Investment Income (Loss)	632
Realized Gain (Loss) on:
Investments Sold	1,512
Foreign Currency Transactions	(37)
Net Realized Gain (Loss)	1,475
Change in Unrealized Appreciation (Depreciation) on:
Investments	25,542
Foreign Currency Exchange Contracts and Translations	5
Net Change in Unrealized Appreciation (Depreciation)	25,547
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	27,022
Net Increase (Decrease) in Net Assets Resulting from Operations	$27,654

* For the period from April 28, 2006 (commencement of operations) to December 31, 2006.

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

8

The Universal Institutional Funds, Inc.

Annual Report –December 31, 2006

Global Real Estate Portfolio

Statement of Changes in Net Assets

Period Ended
December 31, 2006*
(000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income (Loss)	$632
Net Realized Gain (Loss)	1,475
Net Change in Unrealized Appreciation (Depreciation)	25,547
Net Increase (Decrease) in Net Assets Resulting from Operations	27,654
Distributions from and/or in Excess of:
Class II:
Net Investment Income	(2,534)
Net Realized Gain	(728)
Total Distributions	(3,262)
Capital Share Transactions:(1)
Class II:
Subscriptions	168,089
Distributions Reinvested	3,262
Redemptions	(15,593)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	155,758
Total Increase (Decrease) in Net Assets	180,150
Net Assets:
Beginning of Period	—
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $(1,761)	$180,150

(1)	Capital Share Transactions:
	Class II:
	Shares Subscribed	16,140
	Shares Issued on Distributions Reinvested	271
	Shares Redeemed	(1,513)
	Net Increase (Decrease) in Class II Shares Outstanding	14,898

* For the period from April 28, 2006 (commencement of operations) to December 31, 2006.

The accompanying notes are an integral part of the financial statements.

9

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Financial Highlights

Global Real Estate Portfolio

	Class II
	Period from
	April 28, 2006*
	to December 31,
Selected Per Share Data and Ratios	2006
Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Investment Operations
Net Investment Income (Loss)#	0.08
Net Realized and Unrealized Gain (Loss)	2.23
Total from Investment Operations	2.31
Distributions from and/or in Excess of:
Net Investment Income	(0.17)
Net Realized Gain	(0.05)
Total Distributions	(0.22)
Net Asset Value, End of Period	$12.09
Total Return ±	23.15	%†
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$180,150
Ratio of Expenses to Average Net Assets (1)	1.40	%**
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	1.05	%**
Portfolio Turnover Rate	8	%†

(1)	Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
Expenses to Average Net Assets	1.86	%**
Net Investment Income (Loss) to Average Net Assets	0.60	%**
*	Commencement of operations
**	Annualized
#	Per share amount is based on average shares outstanding.
†	Not annualized
±

Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

10

The Universal Institutional Funds, Inc. Annual Report –December 31, 2006

Notes to Financial Statements

The Universal Institutional Funds, Inc., (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the Global Real Estate Portfolio. The Portfolio seeks a combination of current income and capital appreciation, by investing primarily in equity securities of companies in the real estate industry located throughout the world, including Real Estate Operating Companies, Real Estate Investment Trusts (REIT) and similar entities established outside the U.S. (foreign real estate companies). The Portfolio currently offers Class II shares only, although Class I shares may be offered in the future. The Portfolio commenced operations on April 28, 2006.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.              Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.              Repurchase Agreements: The Portfolio may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.              Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

•                  investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

•                  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

11

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Notes to Financial Statements (cont’d)

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

At December 31, 2006, the net assets of the Portfolio were substantially comprised of foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

4.              Foreign Currency Exchange Contracts: The Portfolio may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates and, in certain situations, to gain exposure to foreign currencies. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

5.              New Accounting Pronouncements: In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109” (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the Portfolio NAV calculations as late as the Portfolio’s last NAV calculation in the first required financial statement period. As a result, the Portfolio will incorporate FIN 48 in its semi annual report on June 30, 2007. The impact to the Portfolio’s financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Portfolios’ financial statement disclosures.

6.              Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable

12

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Notes to Financial Statements (cont’d)

withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate measures.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer’s share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based of 0.85% of the average daily net assets of the Portfolio.

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.40%. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time. For the period ended December 31, 2006, this waiver amounted to $214,000.

Morgan Stanley Investment Management Limited, (the “MSIM Limited”) and Morgan Stanley Investment Management Company (the “MSIM Company”), each a wholly-owned subsidiary of Morgan Stanley, serve as investment sub-advisers (the “Sub-Advisers”) for the Portfolio on a day-to-day basis. MSIM Limited and MSIM Company each select, buy and sell securities for the Portfolio under the supervision of the Adviser. The Adviser pays each of the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund. In addition, the Fund incurs local administration fees in connection with doing business in certain emerging market countries.

D. Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.10% of the 0.35% distribution fee that it may receive. For the period ended December 31, 2006, this waiver amounted to $60,000.

E. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

F. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G. Federal Income Taxes: It is the Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

13

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Notes to Financial Statements (cont’d)

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2006 was as follows:

2006 Distributions Paid
From:
Ordinary	Long-Term
Income	Capital Gain
(000)	(000)
$3,195	$67

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains and losses related to foreign currency transactions, non-deductibility of offering costs and gains on certain equity securities designated as issued by passive foreign investment companies, resulted in the following reclassifications among the components of net assets at December 31, 2006:

Increase (Decrease)
Accumulated
Undistributed
(Distributions in
Excess of) Net	Accumulated
Investment Income	Net Realized	Paid-in
(Loss)	Gain (Loss)	Capital
(000)	(000)	(000)
$141	$(127)	$(14)

At December 31, 2006, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed	Undistributed
Ordinary	Long-Term
Income	Capital Gain
(000)	(000)
$3,438	$226

At December 31, 2006, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

			Net
			Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
(000)	(000)	(000)	(000)
$157,975	$20,899	$(162)	$20,737

H. Other: For the period ended December 31, 2006, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $153,145,000 and $7,297,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the period ended December 31, 2006.

At December 31, 2006, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 94.2% for Class II shares.

I. Supplemental Proxy Information (unaudited):  On August 1, 2006, a Special Meeting of Shareholders of the Fund was scheduled in order to vote on the proposals set forth below. The meetings were held on August 1, 2006. The results are as follows:

(1) Election of Directors:

	For	Withhold	Abstain	BNV**
Frank L. Bowman	260,067,853	10,108,296	—	—
Kathleen A. Dennis	259,931,765	10,244,384	—	—
Michael F. Klein	259,401,451	10,774,698	—	—
W. Allen Reed	259,540,071	10,636,078	—	—

14

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Notes to Financial Statements (cont’d)

(2) Modify certain fundamental investment restrictions for the Portfolio:

	For	Against	Abstain	BNV**
Modify fundamental policy regarding borrowing money	1,750,831	23,178	34,137	—
Modify fundamental policy regarding loans	1,751,964	23,960	32,221	—
Modify fundamental policy regarding investment in commodities, commodity contracts and futures contracts	1,752,329	22,404	33,413	—
Modify fundamental policy regarding issuance of senior securities	1,757,775	19,657	30,714	—

**          Broker “non-votes” are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.

15

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of
The Universal Institutional Funds, Inc. -
Global Real Estate Portfolio

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Global Real Estate Portfolio (one of the portfolios constituting The Universal Institutional Funds, Inc.) (the “Portfolio”) as of December 31, 2006, and the related statements of operations, changes in net assets, and the financial highlights for the period from April 28, 2006 (commencement of operations) to December 31, 2006. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Global Real Estate Portfolio of The Universal Institutional Funds, Inc. at December 31, 2006, the results of its operations, changes in its net assets, and the financial highlights for the period from April 28, 2006 (commencement of operations) to December 31, 2006, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
February 16, 2007

16

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Federal Income Tax Information (unaudited)

For the period ended December 31, 2006, the percentage of dividends that qualify for the 70% dividend received deduction for corporate shareholders of the Portfolio was 0.52%.

For the period ended December 31, 2006, the Portfolio intends to pass through to shareholders foreign tax credits of approximately $15,000 and has derived gross income from sources within foreign countries in the amount of approximately $781,000.

The Portfolio hereby designates $67,000 as long-term capital gain dividends for the purpose of the dividend paid deduction on its federal income tax return.

17

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Director and Officer Information (unaudited)

Independent Directors:

				Number of
				Portfolios in
				Fund
				Complex
				Overseen
	Position(s)	Length of		by
Name, Age and Address of	Held with	Time		Independent	Other Directorships Held by Independent
Independent Director	Registrant	Served*	Principal Occupation(s) During Past 5 Years	Director**	Director

Frank L. Bowman (62) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) (since February 2005); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly variously, Admiral in the U.S. Navy, Director of Naval Nuclear Propulsion Program and Deputy Administrator— Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004). Honorary Knight Commander of the Most Excellent Order of the British Empire.	171	Director of the National Energy Foundation, the U.S. Energy Association, the American Council for Capital Formation and the Armed Services YMCA of the USA.

Michael Bozic (65) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since April 2004

Private Investor; Chairperson of the Valuation, Insurance and Compliance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly Chairperson of the Insurance Committee (July 2006-September 2006), Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987- 1991) of the Sears Merchandise Group of Sears Roebuck & Co.

				173	Director of various business organizations.

Kathleen A. Dennis (53) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	President, Cedarwood Associates (mutual fund consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	171	None.

Dr. Manuel H. Johnson (57) c/o Johnson Smick Group, Inc. 888 16th Street, NW Suite 740 Washington, D.C. 20006	Director	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co- Chairman and a founder of the Group of Seven Council (G7C) international economic commission; formerly Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	173	Director of NVR, Inc. (home construction); Director of KFX Energy; Director of RBS Greenwich Capital Holdings (financial holding company).

Joseph J. Kearns (64) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Director	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); formerly Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001- July 2003); formerly CFO of the J. Paul Getty Trust.	174	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation and the UCLA Foundation.

18

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Director and Officer Information (cont’d)

Independent Directors (cont’d):

				Number of
				Portfolios in
				Fund
				Complex
				Overseen
	Position(s)	Length of		by
Name, Age and Address of	Held with	Time		Independent	Other Directorships Held by Independent
Independent Director	Registrant	Served*	Principal Occupation(s) During Past 5 Years	Director**	Director

Michael F. Klein (48) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	Chief Operating Officer and Managing Director, Aetos Capital, LLC (since March 2000); Chairperson of the Fixed- Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly Managing Director, Morgan Stanley & Co., Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co., Inc. and Morgan Stanley Dean Witter Investment Management (August 1997- December 1999).	171	Director of certain investment funds managed or sponsored by Aetos Capital LLC.

Michael E. Nugent (70) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairman of the Board and Director	Chairman of the Boards since July 2006 and Trustee since July 1991	General Partner of Triumph Capital, L.P. private investment partnership; Chairman of the Boards of the Retail Funds and Institutional Funds (since July 2006); Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly Chairperson of the Insurance Committee (until July 2006) and Vice President, Bankers Trust Company and BT Capital Corporation (1984- 1988).	173	None.

W. Allen Reed (59) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (July 1994-December 2005).	171	Director of GMAC (financial services) and Temple-Inland Industries (packaging, banking and forest products); Director of Legg Mason and Director of the Auburn University Foundation.

Fergus Reid (74) c/o Lumelite Plastics Corporation 85 Charles Coleman Blvd. Pawling, NY 12564	Director	Since June 1992	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	174	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by JP Morgan Investment Management Inc.

Interested Directors:

Number of
Portfolios in
Fund
Complex
	Position(s)	Length of		Overseen by
Name, Age and Address of	Held with	Time		Interested	Other Directorships Held by Interested
Interested Director	Registrant	Served*	Principal Occupation(s) During Past 5 Years	Director**	Director

James F. Higgins (58) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Director	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	173	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*                 This is the earliest date the Director began serving the Retail Funds or Institutional Funds. Each Director serves an indefinite term, until his or her successor is elected.

**          The Fund Complex includes all funds advised by Morgan Stanley Investment Management Inc. and funds that have an investment advisor that is an affiliated entity of Morgan Stanley Investment Management Inc. (including, but not limited to, Morgan Stanley Investments LP and Morgan Stanley Investment Advisors Inc.).

19

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Director and Officer Information (cont’d)

Executive Officers:

	Position(s) Held	Length of Time
Name, Age and Address of Executive Officer	with Registrant	Served*	Principal Occupation(s) During Past 5 Years

Ronald E. Robison (67) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	President and Principal Executive Officer	President since September 2005 and Principal Executive Officer since May 2003

President (since September 2005) and Principal Executive Officer (since May 2003) of funds in the Fund Complex; President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; Managing Director, Director and/or Officer of the Adviser and various entities affiliated with the Adviser; Director of Morgan Stanley SICAV (since May 2004). Formerly, Executive Vice President (July 2003 to September 2005) of funds in the Fund Complex and the Van Kampen Funds; President and Director of the Institutional Funds (March 2001 to July 2003); Chief Administrative Officer of Morgan Stanley Investment Advisors Inc.; Chief Administrative Officer of Morgan Stanley Services Company Inc.

J. David Germany (52) Morgan Stanley Investment Management Limited 20 Bank Street Canary Wharf London, United Kingdom E144AD	Vice President	Since February 2006

Managing Director and (since December 2005) Chief Investment Officer—Global Fixed Income of Morgan Stanley Investment Management; Managing Director and Director of Morgan Stanley Investment Management Limited; Vice President of the Retail and Institutional Funds (since February 2006).

Dennis F. Shea (53) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 2006

Managing Director and (since February 2006) Chief Investment Officer—Global Equity of Morgan Stanley Investment Management; Vice President of the Retail and Institutional Funds (since February 2006). Formerly, Managing Director and Director of Global Equity Research at Morgan Stanley.

Barry Fink (51) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 1997

Managing Director and General Counsel of Morgan Stanley Investment Management; Managing Director of the Adviser and various entities affiliated with the Adviser; Vice President of the Retail Funds and (since July 2003) the Institutional Funds. Formerly, Secretary, General Counsel and/or Director of the Adviser and various entities affiliated with the Adviser; Secretary and General Counsel of the Retail Funds.

Amy R. Doberman (44) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Since July 2004

Managing Director and General Counsel, U.S. Investment Management of Morgan Stanley Investment Management (since July 2004); Vice President of the Retail Funds and the Institutional Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); Secretary (since February 2006) and Managing Director (since July 2004) of the Adviser and various entities affiliated with the Adviser. Formerly, Managing Director and General Counsel — Americas, UBS Global Asset Management (July 2000-July 2004).

Carsten Otto (43) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Chief Compliance Officer	Since October 2004

Managing Director and U.S. Director of Compliance for Morgan Stanley Investment Management (since October 2004); Managing Director and Chief Compliance Officer of Morgan Stanley Investment Management. Formerly, Assistant Secretary and Assistant General Counsel of the Retail Funds.

Stefanie V. Chang Yu (40) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Since December 1997

Executive Director of the Adviser and various entities affiliated with the Adviser; Vice President of the Retail Funds (since July 2002) and the Institutional Funds (since December 1997). Formerly, Secretary of various entities affiliated with the Adviser.

Mary E. Mullin (39) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Secretary	Since June 1999	Executive Director of the Adviser and various entities affiliated with the Adviser; Secretary of the Retail Funds (since July 2003) and the Institutional Funds (since June 1999).

James W. Garrett (38) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Treasurer and Chief Financial Officer	Treasurer since February 2002 and Chief Financial Officer since July 2003

Head of Global Fund Administration; Managing Director of the Adviser and various entities affiliated with the Adviser; Treasurer and Chief Financial Officer of the Institutional Funds. Formerly with PriceWaterhouse LLP (now PricewaterhouseCoopers LLP).

Michael J. Leary (41) JPMorgan Investor Services Co. 73 Tremont Street Boston, MA 02108	Assistant Treasurer	Since March 2003	Director and Vice President of Fund Administration, JPMorgan Investor Services Co. (formerly Chase Global Funds Services Company). Formerly, Audit Manager at Ernst & Young, LLP.

*                 This is the earliest date the Director began serving the Retail Funds or Institutional Funds. Each Director serves an indefinite term, until his or her successor is elected.

20

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Investment Adviser and Administrator	Legal Counsel
Morgan Stanley Investment Management Inc.	Clifford Chance US LLP
1221 Avenue of the Americas	31 West 52nd Street
New York, New York 10020	New York, New York 10019

Distributor	Independent Registered Public Accounting Firm
Morgan Stanley Distribution, Inc.	Ernst & Young LLP
One Tower Bridge	200 Clarendon Street
100 Front Street, Suite 1100	Boston, Massachusetts 02116-5072
West Conshohocken, Pennsylvania 19428-2899

Custodian

JPMorgan Chase Bank, N.A.

270 Park Avenue

New York, New York 10017

The Investment Adviser, Morgan Stanley Investment Management Inc., does business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free
1-800-281-2715 or by visiting our website at www.morganstanley.com/im. It is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by calling 1-800-281-2715. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

IS07-00162P-Y12/06

21

The Universal Institutional Funds, Inc.

Annual Report – December 31 2006

High Yield Portfolio

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Investment Overview (unaudited)

High Yield Portfolio

The High Yield Portfolio (the “Portfolio”) seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of high yield securities. High yield securities are rated below investment grade and are commonly referred to as “junk bonds”. The Portfolio will ordinarily seek to maintain an average weighted maturity in excess of five years, although there is no minimum or maximum maturity for any individual security. High yield fixed income securities are considered speculative, involve greater risk of default and tend to be more volatile than investment grade fixed income securities.

Performance

For the year ended December 31, 2006, the Portfolio had a total return of 8.62%, net of fees, compared to 10.76% for the Lehman Brothers U.S. Corporate High Yield - 2% Issuer Cap Index (the “Index”) and 11.95% for the CS First Boston High Yield Index.

Factors Affecting Performance

•                  Strong market fundamentals, including moderate economic growth, low default rates, favorable earnings trends, and relatively low Treasury yields created a positive environment for the high yield market in 2006.

•                  The Federal Open Market Committee (the “FOMC”) continued to pursue its monetary tightening policy in the first six months of the year, raising the target federal funds rate at each of its meetings to 5.25% as of the end of June. In response to FOMC tightening, Treasury yields rose — particularly on the short end of the yield curve-causing the yield curve to flatten, and at times become inverted. In the second half of the year, however, as economic growth slowed and inflation concerns eased, the FOMC took a widely anticipated respite from its record two-year run of seventeen consecutive rate increases, electing to keep the target rate unchanged for the remainder of the year. The change in the FOMC’s stance led to falling yields and a bond market rally.

•                  Overall, the high yield market performed well during the reporting period. Because interest rates remained at relatively low levels throughout the year, investors turned to the riskier segments of the market in an attempt to capture higher yields. The increased appetite for risk helped provide support to the high yield market, causing yield spreads to compress to near record low levels. In this environment, the lowest credit tiers of the high yield market — namely CCC rated securities — turned in the best performance.

•                  High demand for high yield bonds was met by an equally high supply, which was fueled in part by an unprecedented amount of leveraged buyout and private equity activity during the year. In fact, more than $150 billion in new high-yield issues came to market in 2006, breaking the previous issuance record set in 2004.

•                  The key driver of the Portfolio’s performance during the year was its relatively high credit quality. Over the course of the period, we increased the Portfolio’s average credit quality to be higher than that of the benchmark. The Portfolio adopted this conservative posture because in our view, yield spreads, which were at historically tight levels, reflected the persistence of a near-perfect credit environment for an unrealistically extended period of time. This defensive positioning dampened performance as the lowest-rated segments of the market outperformed.

•                  Strong security selection in several sectors, especially autos and retail, helped boost performance.

Management Strategies

•                  Throughout the year we continued to seek to maintain a balanced and well-diversified portfolio while allowing for strategic overweights in securities and sectors that we believed possessed the most attractive risk profiles.

•                  In terms of issuer size, we focused on larger companies because we believe that they have financial flexibility, the potential ability to withstand less favorable financial conditions, and greater superior access to capital markets.

•                  Over the course of the year, we increased exposure to the transportation, health care, retail and energy sectors and decreased exposure to building products, manufacturing, chemicals and metals.

•                  At year end, the Portfolio’s major sector overweights included autos and vehicle parts, energy, food and tobacco, and aerospace and defense. Key sector underweights included technology, utilities, media, cable, and paper and forest products.

January 2007

1

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Investment Overview (cont’d)

High Yield Portfolio

Performance Compared to the Lehman Brothers U.S. Corporate High Yield - 2% Issuer Cap Index(1) and CS First Boston High Yield Index(2)

	Total Returns(3)
		Average Annual
	One	Five	Since
	Year	Years	Inception(5)
Portfolio(4)	8.62%	6.98%	4.31%
Lehman Brothers U.S. Corporate High Yield - 2% Issuer Cap Index	10.76	10.20	6.58
CS First Boston High Yield Index	11.95	11.07	7.08

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit www.morganstanley.com/im. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would be lower. Yields will fluctuate as market conditions change.

(1)   The Lehman Brothers U.S. Corporate High Yield - 2% Issuer Cap Index is the 2% Issuer Cap component of the Lehman Brothers U.S. Corporate High Yield Index which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The Index excludes Emerging Markets debt. The Portfolio’s benchmark was changed from CS First Boston High Yield Index to the Lehman Brothers U.S. Corporate High Yield - 2% Issuer Cap Index to more accurately reflect the Portfolio’s investible universe. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)   The CS First Boston High Yield Index is an unmanaged index of high yield corporate bonds. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(3)   Total returns for the Portfolio reflect fees waived and expenses reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.

(4)   Commenced operations on January 2, 1997.

(5)   For comparative purposes, average annual since inception returns listed for the Index refers to the inception date or initial offering of the respective share class of the Portfolio, not the inception of the Index.

*                 Commenced operations on January 2, 1997

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note E in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of the expenses to average net assets shown in the Financial Highlights.

2

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Investment Overview (cont’d)

High Yield Portfolio

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	July 1, 2006 —
	Account Value	December 31,	December 31,
	July 1, 2006	2006	2006

Actual	$1,000.00	$1,064.30	$4.16
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.17	4.08

*                 Expenses are equal to the Portfolio’s annualized net expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*                 Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

3

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Portfolio of Investments

High Yield Portfolio

		Face
		Amount	Value
		(000)	(000)
Fixed Income Securities (94.3%)
Aerospace (1.7%)
Hexcel Corp.
6.75%, 2/1/15		$395	$391
K&F Acquisition, Inc.
7.75%, 11/15/14		480	497
			888
Broadcasting (0.8%)
LIN Television Corp.
6.50%, 5/15/13		(a)420	402
Cable (5.2%)
Cablecom Luxembourg SCA
9.38%, 4/15/14	EUR	(b)515	755
Cablevision Systems Corp.
9.87%, 4/1/09	$	(c)480	509
CCH I LLC
11.00%, 10/1/15		156	161
Echostar DBS Corp.
6.38%, 10/1/11		505	503
Intelsat Subsidiary Holdings Co., Ltd.
8.63%, 1/15/15		350	366
10.48%, 1/15/12		(a)(c)350	355
NTL Cable plc
8.75%, 4/15/14		(a)60	63
PanAmSat Corp.
9.00%, 8/15/14		52	55
			2,767
Chemicals (5.7%)
Cognis Deutschland GmbH & Co. KG
8.48%, 11/15/13	EUR	(b)(c)335	455
Equistar Chemicals LP/Equistar Funding Corp.
10.13%, 9/1/08		$270	288
10.63%, 5/1/11		135	144
Innophos, Inc.
8.88%, 8/15/14		(a)235	240
Innophos Investments Holdings, Inc. PIK
13.38%, 2/15/15		112	118
Koppers Holdings, Inc.
Zero Coupon, 11/15/14		(d)210	169
Koppers, Inc.
9.88%, 10/15/13		(a)160	175
Millennium America, Inc.
9.25%, 6/15/08		185	192
Nalco Co.
7.75%, 11/15/11		(a)230	236
8.88%, 11/15/13		(a)330	351
Rockwood Specialties Group, Inc.
7.63%, 11/15/14	EUR	105	148
10.63%, 5/15/11		$240	257
Westlake Chemical Corp.
6.63%, 1/15/16		(a)245	238
			3,011
Consumer Products (1.5%)
Levi Strauss & Co.
10.12%, 4/1/12	$	(a)(c)660	$681
Oxford Industries, Inc.
8.88%, 6/1/11		130	135
			816
Diversified Media (4.5%)
Advanstar Communications, Inc.
10.75%, 8/15/10		230	249
AMC Entertainment, Inc.
9.62%, 8/15/10		(c)210	218
CanWest Media, Inc.
8.00%, 9/15/12		(a)503	527
Dex Media East LLC/Dex Media East Finance Co.
12.13%, 11/15/12		147	162
Dex Media West LLC/Dex Media West Finance Co.
9.88%, 8/15/13		219	240
Idearc, Inc.
8.00%, 11/15/16		(b)400	408
Interpublic Group of Cos., Inc.
5.40%, 11/15/09		75	74
6.25%, 11/15/14		190	178
Quebecor World Capital Corp.
8.75%, 3/15/16		(a)(b)360	346
			2,402
Energy (9.9%)
Chaparral Energy, Inc.
8.50%, 12/1/15		400	400
CHC Helicopter Corp.
7.38%, 5/1/14		570	552
Chesapeake Energy Corp.
7.50%, 9/15/13		615	643
7.63%, 7/15/13		85	90
El Paso Production Holding Co.
7.75%, 6/1/13		400	421
Hanover Compressor Co.
8.63%, 12/15/10		85	89
9.00%, 6/1/14		150	163
Hanover Equipment Trust
8.50%, 9/1/08		69	70
8.75%, 9/1/11		145	152
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%, 11/1/15		(b)470	464
10.50%, 9/1/10		(b)214	230
Husky Oil Ltd.
8.90%, 8/15/28		(c)325	342
Kinder Morgan, Inc.
6.50%, 9/1/12		430	433
Magnum Hunter Resources, Inc.
9.60%, 3/15/12		102	108
Massey Energy Co.
6.88%, 12/15/13		525	496
Pacific Energy Partners LP/Pacific Energy Finance Corp.
7.13%, 6/15/14		270	277

The accompanying notes are an integral part of the financial statements.

4

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Portfolio of Investments (cont’d)

High Yield Portfolio

		Face
		Amount	Value
		(000)	(000)
Energy (cont’d)
Pogo Producing Co.
6.88%, 10/1/17		$ (a)340	$326
			5,256
Financial (0.6%)
Residential Capital Corp.
6.38%, 6/30/10		290	294
Food and Drug (1.3%)
CA FM Lease Trust
8.50%, 7/15/17		(b)195	210
Delhaize America, Inc.
8.13%, 4/15/11		435	471
			681
Food/Tobacco (4.9%)
Michael Foods, Inc.
8.00%, 11/15/13		230	240
Pilgrim’s Pride Corp.
9.25%, 11/15/13		(a)400	419
9.63%, 9/15/11		615	646
Reynolds American, Inc.
6.50%, 7/15/10		395	403
Smithfield Foods, Inc.
7.00%, 8/1/11		700	710
7.63%, 2/15/08		160	163
			2,581
Forest Products (6.7%)
Berry Plastics Holding Corp.
8.88%, 9/15/14		(b)315	321
Covalence Specialty Materials Corp.
10.25%, 3/1/16		(a)(b)320	294
Crown Americas LLC and Crown Americas Capital Corp.
7.63%, 11/15/13		385	399
Georgia-Pacific Corp.
7.13%, 1/15/17		(b)305	306
Graham Packaging Co., Inc.
8.50%, 10/15/12		280	284
9.88%, 10/15/14		(a)340	345
Graphic Packaging International Corp.
9.50%, 8/15/13		(a)400	424
JSG Funding plc
10.13%, 10/1/12	EUR	117	168
Owens-Illinois, Inc.
7.35%, 5/15/08		$ (a)495	501
7.50%, 5/15/10		(a)435	439
P.H. Glatfelter Co.
7.125%, 5/1/16		(a)95	96
			3,577
Gaming/Leisure (7.7%)
Caesars Entertainment, Inc.
9.38%, 2/15/07		230	231
Host Marriott LP REIT
6.38%, 3/15/15		255	253
7.13%, 11/1/13		(a)505	519
Isle of Capri Casinos, Inc.
7.00%, 3/1/14		$580	$580
Las Vegas Sands Corp.
6.38%, 2/15/15		460	448
MGM Mirage
6.00%, 10/1/09		1,190	1,193
Station Casinos, Inc.
6.00%, 4/1/12		555	529
7.75%, 8/15/16		135	137
Wimar OpCo, LLC
9.63%, 12/15/14		(b)165	164
			4,054
Health Care (8.4%)
AmerisourceBergen Corp.
5.63%, 9/15/12		275	272
Community Health Systems, Inc.
6.50%, 12/15/12		440	436
DaVita, Inc.
6.63%, 3/15/13		(a)275	277
Fisher Scientific International, Inc.
6.13%, 7/1/15		565	559
Fresenius Medical Care Capital Trust II
7.88%, 2/1/08		555	566
HCA, Inc.
5.75%, 3/15/14		225	187
6.30%, 10/1/12		50	46
6.50%, 2/15/16		(a)190	161
8.70%, 2/10/10		160	166
8.75%, 9/1/10		125	131
9.13%, 11/15/14		(b)100	107
National Mentor Holdings, Inc.
11.25%, 7/1/14		(b)235	251
Omnicare, Inc.
6.75%, 12/15/13		295	293
Tenet Healthcare Corp.
7.38%, 2/1/13		165	152
9.88%, 7/1/14		255	261
VWR International, Inc.
6.88%, 4/15/12		390	394
Warner Chilcott Corp.
8.75%, 2/1/15		191	197
			4,456
Housing (2.0%)
Goodman Global Holding Co., Inc.
8.36%, 6/15/12		(c)75	76
Interface, Inc.
7.30%, 4/1/08		75	77
9.50%, 2/1/14		350	369
10.38%, 2/1/10		95	105
Nortek, Inc.
8.50%, 9/1/14		(a)430	424
			1,051

The accompanying notes are an integral part of the financial statements.

5

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Portfolio of Investments (cont’d)

High Yield Portfolio

		Face
		Amount	Value
		(000)	(000)
Information Technology (3.2%)
Freescale Semiconductor, Inc.
8.88%, 12/15/14		$ (b)400	$401
Iron Mountain, Inc.
8.63%, 4/1/13		(a)635	659
Nortel Networks Corp. (Convertible)
4.25%, 9/1/08		325	316
Rhythms NetConnections, Inc.
13.88%, 5/15/08		(e)(f)(i)844	@—
14.00%, 2/15/10		(e)(f)(i)481	@—
SunGard Data Systems, Inc.
9.13%, 8/15/13		280	295
9.97%, 8/15/13		(c)25	26
			1,697
Manufacturing (2.4%)
General Cable Corp.
9.50%, 11/15/10		(a)145	154
Johnsondiversey, Inc.
9.63%, 5/15/12		(a)244	257
9.63%, 5/15/12	EUR	112	155
Manitowoc Co., Inc. (The)
10.50%, 8/1/12		$ (a)49	53
Propex Fabrics, Inc.
10.00%, 12/1/12		280	249
RBS Global, Inc. & Rexnord Corp.
9.50%, 8/1/14		(a)(b)365	382
			1,250
Metals (2.3%)
Foundation PA Coal Co.
7.25%, 8/1/14		(a)105	107
Glencore Nickel Property Ltd.
9.00%, 12/1/14		(e)(f)(i)110	@—
Murrin Murrin Holding Ltd.
9.375%, 8/31/07		(e)(f)(i)730	@—
Novelis, Inc.
8.25%, 2/15/15		(b)615	598
SGL Carbon Luxembourg S.A.
8.50%, 2/1/12	EUR	(b)165	236
UCAR Finance, Inc.
10.25%, 2/15/12		$277	294
			1,235
Retail (2.5%)
Brown Shoe Co., Inc.
8.75%, 5/1/12		260	276
Linens ‘n Things, Inc.
11.00%, 1/15/14		(a)(c)340	331
Phillips-Van Heusen Corp.
7.25%, 2/15/11		725	743
			1,350
Service (2.2%)
Allied Waste North America
6.38%, 4/15/11		255	253
7.88%, 4/15/13		(a)285	295
8.50%, 12/1/08		150	158
Buhrmann U.S., Inc.
7.88%, 3/1/15		$60	$59
8.25%, 7/1/14		75	75
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc.
8.50%, 9/1/10		55	58
MSW Energy Holdings II LLC/MSW Energy Finance Co. II, Inc.
7.38%, 9/1/10		270	277
			1,175
Sovereign (0.4%)
Mexican Bonos
10.00%, 12/5/24	MXN	1,910	220
Telecommunications (2.7%)
Axtel S.A.
11.00%, 12/15/13		$273	305
Esprit Telecom Group plc
11.00%, 6/15/08	DEM	(e)(f)(i)307	@—
Exodus Communications, Inc.
11.63%, 7/15/10		$ (e)(f)(i)430	@—
Nordic Telephone Co. Holdings ApS
8.88%, 5/1/16		(b)110	118
Qwest Communications International, Inc.
8.87%, 2/15/09		(c)325	331
Qwest Corp.
5.63%, 11/15/08		100	101
TDC A/S
6.50%, 4/19/12	EUR	90	125
Wind Acquisition Finance S.A.
10.75%, 12/1/15		$ (b)385	440
			1,420
Transportation (9.4%)
Amsted Industries, Inc.
10.25%, 10/15/11		(b)575	618
ArvinMeritor, Inc.
8.75%, 3/1/12		(a)480	496
Ford Motor Co.
7.25%, 10/25/11		365	358
Ford Motor Credit Co.
5.80%, 1/12/09		335	329
General Motors Acceptance Corp.
4.38%, 12/10/07		360	355
6.88%, 9/15/11		545	560
General Motors Corp.
7.13%, 7/15/13		(a)145	137
8.38%, 7/15/33		(a)185	172
Petro Stopping Centers LP/Petro Financial Corp.
9.00%, 2/15/12		(a)440	458
Sonic Automotive, Inc.
8.63%, 8/15/13		(a)770	797
TRW Automotive, Inc.
9.38%, 2/15/13		402	433
United Auto Group, Inc.
7.75%, 12/15/16		(b)250	252
			4,965

The accompanying notes are an integral part of the financial statements.

6

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Portfolio of Investments (cont’d)

High Yield Portfolio

	Face
	Amount	Value
	(000)	(000)
Utilities (6.7%)
AES Corp. (The)
7.75%, 3/1/14	$ (a)240	$254
8.88%, 2/15/11	30	32
9.00%, 5/15/15	(b)285	308
9.38%, 9/15/10	40	44
CMS Energy Corp.
7.50%, 1/15/09	(a)445	461
Colorado Interstate Gas Co.
6.80%, 11/15/15	240	251
Ipalco Enterprises, Inc.
8.38%, 11/14/08	250	261
8.63%, 11/14/11	85	93
Nevada Power Co.
8.25%, 6/1/11	210	230
9.00%, 8/15/13	182	197
Northwest Pipeline Corp.
8.13%, 3/1/10	55	57
Ormat Funding Corp.
8.25%, 12/30/20	(a)444	455
PSEG Energy Holdings LLC
8.63%, 2/15/08	140	144
Southern Natural Gas Co.
8.88%, 3/15/10	110	116
Williams Cos., Inc.
7.88%, 9/1/21	590	636
		3,539
Wireless Communications (1.6%)
American Tower Corp.
7.13%, 10/15/12	(a)240	248
7.50%, 5/1/12	230	239
UbiquiTel Operating Co.
9.88%, 3/1/11	310	336
		823
Total Fixed Income Securities (Cost $50,121)		49,910

	Shares
Common Stocks (0.0%)
Diversified Media (0.0%)
Cyprion Media Network	(g)4,378	@—
Telecommunications (0.0%)
ION Media Networks, Inc.	(g)44,204	4
SW Acquisition LP	(g)1	@—
Viatel Holding Bermuda Ltd.	(g)329	@—
XO Holdings, Inc.	(g)284	1
		5
Utilities (0.0%)
PNM Resources, Inc.	60	2
Total Common Stocks (Cost $574)		7
Preferred Stocks (0.0%)
Broadcasting (0.0%)
ION Media Networks, Inc., PIK	1	7
ION Media Networks, Inc., (Convertible) PIK	(a)(b)(g)1	$7
Total Preferred Stocks (Cost $@—)		14

	No. of
	Warrants
Warrants (0.0%)
Telecommunications (0.0%)
XO Holdings, Inc., Series A, expiring 1/16/10	(g)570	1
XO Holdings, Inc., Series B, expiring 1/16/10	(g)426	@—
XO Holdings, Inc., Series C, expiring 1/16/10	(g)426	@—
		1
Utilities (0.0%)
SW Acquisition LP, expiring 4/1/11	(b)(f)(g)(i)570	@—
Total Warrants (Cost $3)		1

	Face
	Amount
	(000)
Short-Term Investments (24.8%)
Short-Term Debt Securities held as Collateral on Loaned Securities (20.7%)
Alliance & Leicester plc, 5.36%, 1/8/07	$ (c)356	356
Bancaja, 5.37%, 1/19/07	(c)178	178
Bank of America Corp., 5.32%, 1/2/07	(c)569	569
Bank of New York Co., Inc., 5.34%, 1/10/07	(c)178	178
Bear Stearns & Co., Inc.,
5.37%, 1/2/07	(c)213	213
5.38%, 1/2/07	(c)142	142
5.39%, 1/16/07	(c)356	356
BNP Paribas plc, 5.35%, 2/20/07	(c)356	356
CIC, New York,
5.33%, 1/3/07	(c)249	249
5.34%, 1/2/07	(c)356	356
Dekabank Deutsche Girozentrale,
5.39%, 1/19/07	(c)363	363
Deutsche Bank Securities, Inc.,
5.33%, 1/2/07	1,141	1,141
Dexia Bank, New York, 5.33%, 1/2/07	(c)355	355
Gemini Securitization Corp., 5.34%, 1/2/07	178	178
Goldman Sachs Group, Inc.,
5.40%, 1/16/07	(c)178	178
5.42%, 1/2/07	(c)334	334
HSBC Finance Corp., 5.34%, 1/8/07	(c)178	178
Liberty Lighthouse U.S. Capital,
5.33%, 1/2/07	(c)178	178
Manufacturers & Traders, 5.33%, 1/16/07	(c)213	213
Merrill Lynch & Co., 5.35%, 1/26/07	(c)187	187
Mitsubishi UFJ Financial Group,
5.33%, 1/2/07	(c)178	178
Natexis Banques Populaires, New York,
5.34%, 1/2/07	(c)356	356
5.35%, 1/2/07	(c)178	178
National City Bank Cleveland,
5.32%, 1/2/07	(c)516	516
National Rural Utilities Cooperative Finance
Corp., 5.34%, 1/2/07	(c)711	711

The accompanying notes are an integral part of the financial statements.

7

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Portfolio of Investments (cont’d)

High Yield Portfolio

	Face
	Amount	Value
	(000)	(000)
Nationwide Building Society, 5.44%, 3/28/07	$ (c)412	$412
Nordea Bank, New York, 5.31%, 1/2/07	(c)533	533
Rhein-Main Securitisation Ltd., 5.33%, 1/18/07	168	168
Skandi, New York, 5.34%, 1/9/07	(c)355	355
SLM Corp., 5.36%, 1/22/07	(c)355	355
Toronto Dominion, New York, 5.32%, 5/29/07	(c)356	356
Tulip Funding, 5.36%, 1/16/07	195	195
Unicredito Italiano Bank (Ireland) plc,
5.36%, 1/9/07	(c)249	249
World Savings Bank FSB, 5.35%, 1/19/07	(c)121	121
		10,941
Repurchase Agreement (4.1%)
J.P. Morgan Securities, Inc., 5.20%, dated 12/29/06, due 1/2/07, repurchase price $2,184	(h)2,183	2,183
Total Short-Term Investments (Cost $13,124)		13,124
Total Investments (119.1%) (Cost $63,822) — including $10,780 of Securities Loaned		63,056
Liabilities in Excess of Other Assets (-19.1%)		(10,094)
Net Assets (100%)		$52,962

(a)	All or a portion of security on loan at December 31, 2006.
(b)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in designated base rates. The rates shown are those in effect on December 31, 2006.
(d)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of December 31, 2006. Maturity date disclosed is the ultimate maturity date.
(e)	Security is in default.
(f)	Security was valued at fair value — At December 31, 2006, the Portfolio held fair valued securities, each valued at less than $500, representing less than 0.05% of net assets.
(g)	Non-income producing security.
(h)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,856,998,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 1/16/07 to 10/23/35; Federal Home Loan Bank, 0.00% to 7.38%, due 1/3/07 to 6/5/28; Federal Home Loan Mortgage Corp., 0.00% to 6.75%, due 1/2/07 to 7/15/32; Federal National Mortgage Association, 0.00% to 8.20%, due 1/12/07 to 11/15/30; Tennessee Valley Authority, 5.38% to 6.75%, due 11/13/08 to 4/1/36, which had a total value of $1,894,142,869. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(i)	Security has been deemed illiquid at December 31, 2006.
@	Face Amount/Value is less than $500.
DEM	German Mark
EUR	Euro
MXN	Mexican Peso
PIK	Payment-in-Kind. Income may be paid in additional securities or cash at the discretion of the issuer.
REIT	Real Estate Investment Trust

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
EUR	731	$966	1/29/07	USD	925	$925	$(41)
EUR	92	122	1/29/07	USD	116	116	(6)
EUR	270	357	1/29/07	USD	342	342	(15)
EUR	537	710	1/29/07	USD	680	680	(30)
USD	122	122	1/29/07	EUR	92	122	@—
		$2,277				$2,185	$(92)

USD    — United States Dollar

The accompanying notes are an integral part of the financial statements.

8

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

High Yield Portfolio

Statement of Assets and Liabilities

December 31, 2006
(000)
Assets:
Investments, at Value (Cost $63,822) (Including $10,780 of Securities on Loan)	$63,056
Cash	1
Interest Receivable	1,030
Foreign Currency (Cost $23)	23
Receivable for Portfolio Shares Sold	13
Receivable for Investments Sold	12
Other Assets	1
Total Assets	64,136
Liabilities:
Collateral for Securities Loaned, at Value	10,941
Unrealized Depreciation on Foreign Currency Exchange Contracts	92
Investment Advisory Fees Payable	38
Payable for Portfolio Shares Redeemed	25
Administration Fees Payable	11
Custodian Fees Payable	2
Directors’ Fees and Expenses Payable	1
Other Liabilities	64
Total Liabilities	11,174
NET ASSETS	$52,962
Net Assets Consist of:
Paid-in Capital	$75,025
Undistributed (Distributions in Excess of) Net Investment Income	3,682
Accumulated Net Realized Gain (Loss)	(24,887)
Unrealized Appreciation (Depreciation) on:
Investments	(766)
Foreign Currency Exchange Contracts and Translations	(92)
Net Assets	$52,962
Net Asset Value, Offering and Redemption Price Per Share Applicable to 3,907,919 Outstanding $0.002 Par Value Shares (Authorized 500,000,000 Shares)	$13.55

The accompanying notes are an integral part of the financial statements.

9

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

High Yield Portfolio

Statement of Operations

Year Ended
December 31, 2006
(000)
Investment Income:
Interest	$4,362
Dividends	3
Total Investment Income	4,365
Expenses:
Investment Advisory Fees (Note B)	231
Administration Fees (Note C)	138
Shareholder Reporting Fees	68
Professional Fees	26
Custodian Fees (Note D)	8
Directors’ Fees and Expenses	1
Other	9
Total Expenses	481
Investment Advisory Fees Voluntarily Waived (Note B)	(39)
Expense Offset (Note D)	(1)
Net Expenses	441
Net Investment Income	3,924
Realized Gain (Loss) on:
Investments Sold	(478)
Foreign Currency Transactions	56
Net Realized Gain (Loss)	(422)
Change in Unrealized Appreciation (Depreciation) on:
Investments	1,144
Foreign Currency Exchange Contracts and Translations	(130)
Net Change in Unrealized Appreciation (Depreciation)	1,014
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	592
Net Increase (Decrease) in Net Assets Resulting from Operations	$4,516

The accompanying notes are an integral part of the financial statements.

10

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

High Yield Portfolio

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2006	December 31, 2005
	(000)	(000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income	$3,924	$4,456
Net Realized Gain (Loss)	(422)	267
Net Change in Unrealized Appreciation (Depreciation)	1,014	(4,317)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,516	406
Distributions from and/or in Excess of:
Net Investment Income	(4,422)	(4,738)
Capital Share Transactions:(1)
Subscriptions	4,746	13,692
Distributions Reinvested	4,422	4,737
Redemptions	(14,780)	(19,669)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(5,612)	(1,240)
Total Increase (Decrease) in Net Assets	(5,518)	(5,572)
Net Assets:
Beginning of Period	58,480	64,052
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $3,682 and $4,122, respectively)	$52,962	$58,480

(1) Capital Share Transactions:
Shares Subscribed	349	950
Shares Issued on Distributions Reinvested	347	352
Shares Redeemed	(1,090)	(1,399)
Net Increase (Decrease) in Capital Shares Outstanding	(394)	(97)

The accompanying notes are an integral part of the financial statements.

11

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Financial Highlights

High Yield Portfolio

	Year Ended December 31,
Selected Per Share Data and Ratios*	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$13.59	$14.56	$14.17	$11.27	$13.46
Income (Loss) from Investment Operations
Net Investment Income#	0.96	1.00	1.02	1.00	1.14
Net Realized and Unrealized Gain (Loss)	(0.43)	(0.87)	0.27	1.90	(2.11)
Total from Investment Operations	0.53	0.13	1.29	2.90	(0.97)
Distributions from and/or in Excess of:
Net Investment Income	(0.57)	(1.10)	(0.90)	—	(1.20)
Return of Capital	—	—	—	—	(0.02)
Total Distributions	(0.57)	(1.10)	(0.90)	—	(1.22)
Net Asset Value, End of Period	$13.55	$13.59	$14.56	$14.17	$11.27
Total Return ±	8.62%	1.06%	9.49%	25.71%	(7.13)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$52,962	$58,480	$64,052	$60,022	$41,352
Ratio of Expenses to Average Net Assets(1)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of Net Investment Income to Average Net Assets(1)	7.13%	7.16%	7.24%	7.79%	8.95%
Portfolio Turnover Rate	26%	65%	58%	63%	73%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
Expenses to Average Net Assets	0.87%	0.86%	0.90%	1.02%	0.99%
Net Investment Income to Average Net Assets	7.06%	7.10%	7.14%	7.57%	8.76%

#                 Per share amount is based on average shares outstanding.

±                 Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

*                 On November 13, 2006, the Portfolio effected a reverse stock split as described in the Notes to Financial Statements. Per share data prior to this date has been restated to give effect to the reverse stock split.

The accompanying notes are an integral part of the financial statements.

12

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Notes to Financial Statements

The Universal Institutional Funds, Inc., (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the High Yield Portfolio. The Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of high yield securities.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.              Security Valuation: Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.              Repurchase Agreements: The Portfolio may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.              Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

•                  investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

13

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Notes to Financial Statements (cont’d)

•                  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investment transactions are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

At December 31, 2006 the net assets of the Portfolio were partially comprised of foreign denominated securities. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

4.              Foreign Currency Exchange Contracts: The Portfolio may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates and, in certain situations, to gain exposure to foreign currencies. The Portfolio may also enter into cross currency hedges which involve the sale of one currency against the positive exposure to a different currency. Cross currency hedges may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

5.              Securities Lending: The Portfolio may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked to market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained. Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is included in the Portfolio’s Statement of Operations in interest income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

14

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Notes to Financial Statements (cont’d)

The value of the loaned securities was $10,780,000 and related collateral outstanding at December 31, 2006 was $10,941,000.

6. Futures: The Portfolio may purchase and sell futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specified security, index, instrument or basket of instruments. Futures contracts (secured by cash or government securities deposited with brokers or custodians as “initial margin”) are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as “variation margin”) are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains or losses in the Statement of Operations. Due from (to) broker is comprised of initial margin and variation margin, as stated in the Statement of Assets and Liabilities.

The Portfolio may use futures contracts in order to manage exposure to the stock and bond markets, to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Futures contracts involve market risk in excess of the related amounts recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

7.              New Accounting Pronouncements: In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109” (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the Portfolio NAV calculations as late as the Portfolio’s last NAV calculation in the first required financial statement period. As a result, the Portfolio will incorporate FIN 48 in its semi annual report on June 30, 2007. The impact to the Portfolio’s financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Portfolio’s financial statement disclosures.

8.              Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate measures.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

First	Next	Next	Next	Next	More
$500	$250	$250	$1	$1	than $3
million	million	million	billion	billion	billion
0.42%	0.345%	0.295%	0.27%	0.245%	0.22%

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 0.80%. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time. For the year ended December 31, 2006, this waiver amounted to $39,000.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the

15

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Notes to Financial Statements (cont’d)

average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund.

D. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

E. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

F. Federal Income Taxes: It is the Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2006 and 2005 was as follows:

2006 Distributions Paid From:		2005 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$4,422	$—	$4,738	$—

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains and losses related to foreign currency transactions and and paydown adjustments, resulted in the following reclassifications among the components of net assets at December 31, 2006:

Increase (Decrease)
Accumulated Undistributed (Distributions in Excess of) Net Investment Income (Loss) (000)	Accumulated Net Realized Gain (Loss) (000)	Paid-in Capital (000)
$58	$(58)	$—

At December 31, 2006, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$3,917	$—

At December 31, 2006, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

Cost (000)	Appreciation (000)	Depreciation (000)	Net Appreciation (Depreciation) (000)
$63,825	$1,707	$(2,476)	$(769)

At December 31, 2006, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $24,780,000 of which $772,000 will expire on December 31, 2008, $1,274,000 will expire on December 31, 2009, $9,829,000 will expire on December 31, 2010, $12,175,000 will expire on December 31, 2011, $178,000 will expire on December 31, 2013 and $552,000 will expire on December 31, 2014.

To the extent that capital loss carryforwards are used to offset any future net capital gains realized during the carryforward period as provided by U.S. tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are so offset, such gains will not be distributed to shareholders.

16

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Notes to Financial Statements (cont’d)

Net capital, passive foreign investment company (“PFIC”) and currency losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Portfolio’s next taxable year. For the year ended December 31, 2006, the Portfolio deferred to January 3, 2007, for U.S. Federal income tax purposes, post-October capital losses of $6,000.

G. Other: For the year ended December 31, 2006, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $13,480,000 and $18,876,000, respectively. For the year ended December 31, 2006, purchases and sales of long-term U.S. Government securities were $275,000 and $92,000, respectively.

At December 31, 2006, a substantial portion of the Portfolio’s investments consisted of high yield securities rated below investment grade. Investments in high yield securities are accompanied by a greater degree of credit risk and the risk tends to be more sensitive to economic conditions than the higher-rated securities. These investments are often traded by one market maker who may also be utilized by the Portfolio to provide pricing information used to value such securities. The amounts which will be realized upon disposition of the securities may differ from the value reflected on the Portfolio of Investments and the differences could be material.

At December 31, 2006, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 74.6%.

H. Reverse Stock Split: After the close of business on November 10, 2006, High Yield Portfolio effected a 1 for 2 reverse stock split for the shares of the Portfolio. All transactions in capital stock and per share data prior to November 13, 2006, have been restated to give effect to the reverse stock split. The reverse stock split had no impact on the overall value of shareholder’s investment in the Portfolio.

I. Supplemental Proxy Information (unaudited): On August 1, 2006, a Special Meeting of Shareholders of the Fund was scheduled in order to vote on the proposals set forth below. The meetings were held on August 1, 2006. With respect to the High Yield Portfolio, the meeting was adjourned to August 23, 2006 with regard to proposals to modify certain fundamental investment restrictions. The results are as follows:

(1) Election of Directors:

	For	Withhold	Abstain	BNV**
Frank L. Bowman	260,067,853	10,108,296	—	—
Kathleen A. Dennis	259,931,765	10,244,384	—	—
Michael F. Klein	259,401,451	10,774,698	—	—
W. Allen Reed	259,540,071	10,636,078	—	—

(2) Modify certain fundamental investment restrictions for the Portfolio(1):

	For	Against	Abstain	BNV**
Modify Fundamental policy regarding diversification	2,680,507	797,174	51,853	—
Modify fundamental policy regarding borrowing money	2,667,820	822,198	39,516	—
Modify fundamental policy regarding loans	2,664,482	818,010	47,042	—
Modify fundamental policy regarding investment in commodities, commodity contracts and futures contracts	2,681,772	808,323	39,439	—
Modify fundamental policy regarding issuance of senior securities	2,673,850	794,981	60,703	—

(1)          Meeting was adjourned to August 23rd

**          Broker “non-votes” are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.

17

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of
The Universal Institutional Funds, Inc. -
High Yield Portfolio

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of High Yield Portfolio (one of the portfolios constituting The Universal Institutional Funds, Inc.) (the “Portfolio”) as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of High Yield Portfolio of The Universal Institutional Funds, Inc. at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles

Boston, Massachusetts
February 16, 2007

18

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Director and Officer Information (unaudited)

Independent Directors:

				Number of
				Portfolios in
				Fund
				Complex
				Overseen
	Position(s)	Length of		by
Name, Age and Address of	Held with	Time		Independent	Other Directorships Held by Independent
Independent Director	Registrant	Served*	Principal Occupation(s) During Past 5 Years	Director**	Director

Frank L. Bowman (62) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) (since February 2005); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly variously, Admiral in the U.S. Navy, Director of Naval Nuclear Propulsion Program and Deputy Administrator— Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004). Honorary Knight Commander of the Most Excellent Order of the British Empire.	171	Director of the National Energy Foundation, the U.S. Energy Association, the American Council for Capital Formation and the Armed Services YMCA of the USA.

Michael Bozic (65) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since April 2004

Private Investor; Chairperson of the Valuation, Insurance and Compliance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly Chairperson of the Insurance Committee (July 2006-September 2006), Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987- 1991) of the Sears Merchandise Group of Sears Roebuck & Co.

				173	Director of various business organizations.

Kathleen A. Dennis (53) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	President, Cedarwood Associates (mutual fund consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	171	None.

Dr. Manuel H. Johnson (57) c/o Johnson Smick Group, Inc. 888 16th Street, NW Suite 740 Washington, D.C. 20006	Director	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C) international economic commission; formerly Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	173	Director of NVR, Inc. (home construction); Director of KFX Energy; Director of RBS Greenwich Capital Holdings (financial holding company).

Joseph J. Kearns (64) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Director	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); formerly Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001- July 2003); formerly CFO of the J. Paul Getty Trust.	174	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation and the UCLA Foundation.

19

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Director and Officer Information (cont’d)

Independent Directors (cont’d):

				Number of
				Portfolios in
				Fund
				Complex
				Overseen
	Position(s)	Length of		by
Name, Age and Address of	Held with	Time		Independent	Other Directorships Held by Independent
Independent Director	Registrant	Served*	Principal Occupation(s) During Past 5 Years	Director**	Director

Michael F. Klein (48) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	Chief Operating Officer and Managing Director, Aetos Capital, LLC (since March 2000); Chairperson of the Fixed-Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly Managing Director, Morgan Stanley & Co., Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co., Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	171	Director of certain investment funds managed or sponsored by Aetos Capital LLC.

Michael E. Nugent (70) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairman of the Board and Director	Chairman of the Boards since July 2006 and Trustee since July 1991	General Partner of Triumph Capital, L.P. private investment partnership; Chairman of the Boards of the Retail Funds and Institutional Funds (since July 2006); Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly Chairperson of the Insurance Committee (until July 2006) and Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	173	None.

W. Allen Reed (59) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (July 1994-December 2005).	171	Director of GMAC (financial services) and Temple-Inland Industries (packaging, banking and forest products); Director of Legg Mason and Director of the Auburn University Foundation.

Fergus Reid (74) c/o Lumelite Plastics Corporation 85 Charles Coleman Blvd. Pawling, NY 12564	Director	Since June 1992	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	174	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by JP Morgan Investment Management Inc.

Interested Directors:

Number of
Portfolios in
Fund
Complex
	Position(s)	Length of		Overseen by
Name, Age and Address of	Held with	Time		Interested	Other Directorships Held by Interested
Interested Director	Registrant	Served*	Principal Occupation(s) During Past 5 Years	Director**	Director

James F. Higgins (58) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Director	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	173	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*                 This is the earliest date the Director began serving the Retail Funds or Institutional Funds. Each Director serves an indefinite term, until his or her successor is elected.

**          The Fund Complex includes all funds advised by Morgan Stanley Investment Management Inc. and funds that have an investment advisor that is an affiliated entity of Morgan Stanley Investment Management Inc. (including, but not limited to, Morgan Stanley Investments LP and Morgan Stanley Investment Advisors Inc.).

20

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Director and Officer Information (cont’d)

Executive Officers:

	Position(s) Held	Length of Time
Name, Age and Address of Executive Officer	with Registrant	Served*	Principal Occupation(s) During Past 5 Years

Ronald E. Robison (67) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	President and Principal Executive Officer	President since September 2005 and Principal Executive Officer since May 2003

President (since September 2005) and Principal Executive Officer (since May 2003) of funds in the Fund Complex; President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; Managing Director, Director and/or Officer of the Adviser and various entities affiliated with the Adviser; Director of Morgan Stanley SICAV (since May 2004). Formerly, Executive Vice President (July 2003 to September 2005) of funds in the Fund Complex and the Van Kampen Funds; President and Director of the Institutional Funds (March 2001 to July 2003); Chief Administrative Officer of Morgan Stanley Investment Advisors Inc.; Chief Administrative Officer of Morgan Stanley Services Company Inc.

J. David Germany (52) Morgan Stanley Investment Management Limited 20 Bank Street Canary Wharf London, United Kingdom E144AD	Vice President	Since February 2006

Managing Director and (since December 2005) Chief Investment Officer—Global Fixed Income of Morgan Stanley Investment Management; Managing Director and Director of Morgan Stanley Investment Management Limited; Vice President of the Retail and Institutional Funds (since February 2006).

Dennis F. Shea (53) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 2006

Managing Director and (since February 2006) Chief Investment Officer—Global Equity of Morgan Stanley Investment Management; Vice President of the Retail and Institutional Funds (since February 2006). Formerly, Managing Director and Director of Global Equity Research at Morgan Stanley.

Barry Fink (51) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 1997

Managing Director and General Counsel of Morgan Stanley Investment Management; Managing Director of the Adviser and various entities affiliated with the Adviser; Vice President of the Retail Funds and (since July 2003) the Institutional Funds. Formerly, Secretary, General Counsel and/or Director of the Adviser and various entities affiliated with the Adviser; Secretary and General Counsel of the Retail Funds.

Amy R. Doberman (44) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Since July 2004

Managing Director and General Counsel, U.S. Investment Management of Morgan Stanley Investment Management (since July 2004); Vice President of the Retail Funds and the Institutional Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); Secretary (since February 2006) and Managing Director (since July 2004) of the Adviser and various entities affiliated with the Adviser. Formerly, Managing Director and General Counsel — Americas, UBS Global Asset Management (July 2000-July 2004).

Carsten Otto (43) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Chief Compliance Officer	Since October 2004

Managing Director and U.S. Director of Compliance for Morgan Stanley Investment Management (since October 2004); Managing Director and Chief Compliance Officer of Morgan Stanley Investment Management. Formerly, Assistant Secretary and Assistant General Counsel of the Retail Funds.

Stefanie V. Chang Yu (40) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Since December 1997

Executive Director of the Adviser and various entities affiliated with the Adviser; Vice President of the Retail Funds (since July 2002) and the Institutional Funds (since December 1997). Formerly, Secretary of various entities affiliated with the Adviser.

Mary E. Mullin (39) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Secretary	Since June 1999	Executive Director of the Adviser and various entities affiliated with the Adviser; Secretary of the Retail Funds (since July 2003) and the Institutional Funds (since June 1999).

James W. Garrett (38) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Treasurer and Chief Financial Officer	Treasurer since February 2002 and Chief Financial Officer since July 2003

Head of Global Fund Administration; Managing Director of the Adviser and various entities affiliated with the Adviser; Treasurer and Chief Financial Officer of the Institutional Funds. Formerly with PriceWaterhouse LLP (now PricewaterhouseCoopers LLP).

Michael J. Leary (41) JPMorgan Investor Services Co. 73 Tremont Street Boston, MA 02108	Assistant Treasurer	Since March 2003	Director and Vice President of Fund Administration, JPMorgan Investor Services Co. (formerly Chase Global Funds Services Company). Formerly, Audit Manager at Ernst & Young, LLP.

*                 This is the earliest date the Director began serving the Retail Funds or Institutional Funds. Each Director serves an indefinite term, until his or her successor is elected.

21

The Universal Institutional Funds, Inc.

Annual Report – December 31, 2006

Investment Adviser and Administrator Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, New York 10020	Legal Counsel Clifford Chance US LLP 31 West 52nd Street New York, New York 10019

Distributor Morgan Stanley Distribution, Inc. One Tower Bridge 100 Front Street, Suite 1100 West Conshohocken, Pennsylvania 19428-2899	Independent Registered Public Accounting Firm Ernst & Young LLP 200 Clarendon Street Boston, Massachusetts 02116-5072

Custodian JPMorgan Chase Bank, N.A. 270 Park Avenue New York, New York 10017

The Investment Adviser, Morgan Stanley Investment Management Inc., does business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 1-800-281-2715 or by visiting our website at www.morganstanley.com/im. It is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by calling 1-800-281-2715. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

IS07-00160I-Y12/06

22

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Investment Overview (unaudited)

Small Company Growth Portfolio

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Investment Overview (unaudited)

Small Company Growth Portfolio

The Small Company Growth Portfolio (the “Portfolio”) seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small companies. Investments in small- to medium-sized corporations are more vulnerable to financial risks and other risks than larger corporations and may involve a higher degree of price volatility than investments in the general equity markets.

Performance

For the year ended December 31, 2006, the Portfolio’s Class II shares had a total return of 11.84%, net of fees, compared to 13.35% for the Russell 2000® Growth Index (the “Index”).

Factors Affecting Performance

•                  Over the twelve month period ended December 31, 2006, the markets advanced despite considerable volatility.

•                  During the first half of the year, investors grappled with high oil prices, rising interest rates, a slowing housing market and an uptick in inflation. Investor anxieties erupted in May and June in the form of a market sell-off following the Federal Open Market Committee’s (the “FOMC”) sixteenth and seventeenth consecutive federal funds rate increases. The FOMC stopped raising the target federal funds rate following its June 29th meeting, and left the rate unchanged for the remainder of its policy meetings in 2006.

•                  By August the markets once again entered positive territory. Energy prices were still elevated but receded from the record high set in July. For the most part, corporate earnings reported throughout the year were better than expected, company balance sheets were healthy, and the exceptionally strong pace of merger and acquisition activity that began in 2005 continued into 2006.

•                  Although gross domestic product (GDP) data was disappointing in the second and third quarters and housing data continued to decline, the U.S. economy still progressed. By the end of the year, it appeared that the immediate threat of recession subsided and a “soft landing” seemed more possible.

•                  For the year, value stocks outperformed growth stocks, continuing a recent trend. For this same period, mid-cap securities lagged both large- and small-cap stocks.

•                  The Portfolio underperformed the Index due to stock selection and sector allocation decisions. Within the consumer discretionary sector, a large overweight position detracted from performance, as did stock selection in the household furnishings, consumer products and textile apparel manufacturing companies, although holdings in  communications and media companies and in commercial services did mitigate returns modestly. Stock selection in crude oil producers in the other energy sector hindered the Portfolio’s returns. Also, within the materials and processing sector, investments in select metals and minerals companies as well as stock selection in real estate firms adversely affected performance.

•                  Despite these negative influences on relative performance, there were several areas of strength for the Portfolio. Among these was the technology sector, which benefited from stock selection primarily in miscellaneous technology, computer services software and semiconductor companies. A sector underweight relative to the Index also proved advantageous. The producer durables sector also did well due to security selection in homebuilding firms and wireless equipment companies. Within the financial services sector, investments in diversified financial services companies and financial information service providers added to relative performance, yet gains were slightly offset by an avoidance of real estate investment trusts (REITs) in this sector.

Management Strategies

•                  It is our goal to hold a portfolio of high-quality growth stocks we believe will perform well regardless of the market environment. We continue to favor companies that have some uniqueness or a dynamic competitive advantage in their business model, with a high quality stream of cash flow and the ability to redeploy capital at a high rate of return.

•                  At the close of the period, consumer discretionary represented the largest sector weight and overweight in the Portfolio, followed by health care and technology. The health care and technology sectors were underweight versus the Index.

January 2007

Performance Compared to the Russell 2000® Growth Index(1)

	Total Returns(2)
		Average
		Annual
	One	Since
	Year	Inception(4)
Portfolio – Class II(3)	11.84%	21.54%
Russell 2000® Growth Index	13.35	19.20

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures,

1

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Investment Overview (cont’d)

Small Company Growth Portfolio

please visit www.morganstanley.com/im. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would be lower.

(1)          Russell 2000® Growth Index measures the performance of those Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index

(2)          Total returns for the Portfolio reflect fees waived and expenses reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.

(3)          Commenced operations on April 30, 2003.

(4)          For comparative purposes, average annual since inception returns listed for the Index refers to the inception date or initial offering of the respective share class of the Portfolio, not the inception of the Index.

*                 Commenced operations on April 30, 2003.

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class II shares) and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note E in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of the expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	July 1, 2006 —
	Account Value	December 31,	December 31,
	July 1, 2006	2006	2006
Class II
Actual	$1,000.00	$1,085.80	$6.57
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.90	6.36

*                 Expenses are equal to Class II shares’ annualized net expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Investment Overview (cont’d)

Small Company Growth Portfolio

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*                 Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

3

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Portfolio of Investments

Small Company Growth Portfolio

		Value
	Shares	(000)
Common Stocks (97.4%)
Building: Cement (1.1%)
Texas Industries, Inc.	10,002	$642
Cable Television Services (0.5%)
Charter Communications Holdings, Inc., Class A	(a)101,991	312
Casinos & Gambling (0.3%)
Lakes Entertainment, Inc.	(a)15,149	164
Communications & Media (0.7%)
CKX, Inc.	(a)35,194	413
Communications Technology (1.8%)
3Com Corp.	(a)123,034	506
GMarket, Inc. ADR	(a)23,426	561
		1,067
Computer Services Software & Systems (10.4%)
Baidu.Com ADR	(a)4,947	558
Bankrate, Inc.	(a)11,082	421
Blackboard, Inc.	(a)19,347	581
Convera Corp.	(a)24,030	110
Equinix, Inc.	(a)22,784	1,723
Forrester Research, Inc.	(a)19,033	516
IHS, Inc.	(a)40,651	1,605
Websense, Inc.	(a)24,311	555
		6,069
Consumer Electronics (1.0%)
CNET Networks, Inc.	(a)61,092	555
Consumer Staples — Miscellaneous (1.6%)
Peet’s Coffee & Tea, Inc.	(a)21,372	561
Spectrum Brands, Inc.	(a)36,166	394
		955
Diversified (1.2%)
Beacon Roofing Supply, Inc.	(a)28,364	534
FiberTower Corp.	(a)26,791	157
		691
Drugs & Pharmaceuticals (6.2%)
Adams Respiratory Therapeutics, Inc.	(a)12,785	522
Flamel Technologies ADR	(a)22,868	685
Gen-Probe, Inc.	(a)15,305	801
Medicis Pharmaceutical Corp., Class A	32,642	1,147
Noven Pharmaceuticals, Inc.	(a)17,484	445
		3,600
Education Services (4.5%)
Ambassadors Group, Inc.	34,400	1,044
Strayer Education, Inc.	14,656	1,554
		2,598
Electronics (0.3%)
Omnivision Technologies, Inc.	(a)13,607	186
Electronics: Medical Systems (0.5%)
Hologic, Inc.	(a)6,254	296
Electronics: Semi-Conductors/Components (2.0%)
Tessera Technologies, Inc.	(a)29,442	1,188
Energy — Miscellaneous (1.2%)
Quicksilver Resources, Inc.	(a)19,602	717
Engineering & Contracting Services (2.5%)
Grupo Aeroportuario del Pacifico S.A. de CV ADR	37,794	$1,481
Entertainment (1.1%)
Vail Resorts, Inc.	(a)14,575	653
Forest Products (0.7%)
Deltic Timber Corp.	7,761	433
Homebuilding (4.6%)
Brookfield Homes Corp.	17,025	639
Desarrolladora Homex S.A. de CV ADR	(a)34,173	2,019
		2,658
Hotel/Motel (3.9%)
Gaylord Entertainment Co.	(a)33,216	1,692
Orient Express Hotels Ltd., Class A	12,521	592
		2,284
Household Furnishings (1.4%)
Select Comfort Corp.	(a)45,475	791
Industrial Products (0.7%)
Mueller Water Products, Inc.	25,699	382
Insurance: Property & Casualty (1.1%)
Alleghany Corp.	(a)1,852	673
Investment Management Companies (3.3%)
Greenhill & Co., Inc.	26,068	1,924
Leisure Time (2.9%)
Pool Corp.	25,957	1,017
WMS Industries, Inc.	(a)20,027	698
		1,715
Machinery: Industrial/Specialty (0.8%)
Middleby Corp.	(a)4,566	478
Medical & Dental Instruments & Supplies (2.6%)
Techne Corp.	(a)26,890	1,491
Oil: Crude Producers (0.7%)
GMX Resources, Inc.	(a)12,298	437
Oil: Integrated Domestic (1.4%)
Delta Petroleum Corp.	(a)34,683	803
Printing & Copying Services (1.0%)
VistaPrint Ltd.	(a)18,018	597
Publishing — Miscellaneous (3.2%)
Morningstar, Inc.	(a)41,373	1,864
Real Estate (0.7%)
Grubb & Ellis Co.	(a)34,937	402
Real Estate Investment Trusts (REIT) (0.4%)
Consolidated-Tomoka Land Co.	3,520	255
Restaurants (3.7%)
BJ’s Restaurants, Inc.	(a)31,999	647
P.F. Chang’s China Bistro, Inc.	(a)38,914	1,493
		2,140
Retail (10.9%)
AFC Enterprises	(a)48,900	865
Blue Nile, Inc.	(a)36,225	1,336
Build-A-Bear Workshop, Inc.	(a)27,659	775
Citi Trends, Inc.	(a)28,975	1,149
Ctrip.com International Ltd. ADR	16,077	1,004
J Crew Group, Inc.	(a)4,391	169

The accompanying notes are an integral part of the financial statements.

4

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Portfolio of Investments (cont’d)

Small Company Growth Portfolio

		Value
	Shares	(000)
Retail (cont’d)
Krispy Kreme Doughnuts, Inc.	(a)45,925	$510
NetFlix, Inc.	(a)21,231	(a)549
		6,357
Service Organizations (1.0%)
Steiner Leisure Ltd.	(a)12,192	555
Services: Commercial (7.9%)
Advisory Board Co. (The)	(a)31,046	1,662
Coinstar, Inc.	(a)4,436	136
Copart, Inc.	(a)21,095	633
CoStar Group, Inc.	(a)23,683	1,269
Macquarie Infrastructure Co. Trust	24,926	884
		4,584
Technology — Miscellaneous (0.3%)
Housevalues, Inc.	(a)33,055	186
Telecommunications Equipment (2.3%)
SBA Communications Corp.	(a)49,384	1,358
Textile Apparel Manufacturers (1.2%)
Carter’s, Inc.	(a)16,244	414
Heelys, Inc.	(a)8,858	284
		698
Toys (1.4%)
Marvel Entertainment, Inc.	(a)29,555	795
Truckers (1.8%)
Landstar System, Inc.	27,379	1,045
Utilities: Telecommunications (0.6%)
IDT Corp., Class B	(a)27,873	365
Total Common Stocks (Cost $49,067)		56,857

	Face
	Amount
	(000)
Short-Term Investment (2.7%)
Repurchase Agreement (2.7%)
J.P. Morgan Securities, Inc., 5.20% dated 12/29/06, due 1/2/07, repurchase price $1,564 (Cost $1,563)	$ (b)1,563	1,563
Total Investments (100.1%) (Cost $50,630)		58,420
Liabilities in Excess of Other Assets (-0.1%)		(84)
Net Assets (100%)		$58,336

(a)                                  Non-income producing security.

(b)                                 Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,856,998,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 1/16/07 to 10/23/35; Federal Home Loan Bank, 0.00% to 7.38%, due 1/3/07 to 6/5/28; Federal Home Loan Mortgage Corp., 0.00% to 6.75%, due 1/2/07 to 7/15/32; Federal National Mortgage Association, 0.00% to 8.20%, due 1/12/07 to 11/15/30; Tennessee Valley Authority, 5.38% to 6.75%, due 11/13/08 to 4/1/36, which had a total value of $1,894,142,869. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

ADR                     American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

5

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Small Company Growth Portfolio

Statement of Assets and Liabilities

December 31, 2006
(000)
Assets:
Investments, at Value (Cost $50,630)	$58,420
Cash	1
Receivable for Investments Sold	698
Receivable for Portfolio Shares Sold	36
Dividends Receivable	1
Interest Receivable	1
Other Assets	1
Total Assets	59,158
Liabilities:
Payable for Investments Purchased	578
Investment Advisory Fees Payable	115
Payable for Portfolio Shares Redeemed	56
Administration Fees Payable	13
Custodian Fees Payable	4
Distribution Fees — Class II Shares	2
Other Liabilities	54
Total Liabilities	822
NET ASSETS	$58,336
Net Assets Consist of:
Paid-in Capital	$45,908
Accumulated Net Realized Gain (Loss)	4,638
Unrealized Appreciation (Depreciation) on Investments	7,790
Net Assets	$58,336
Net Asset Value, Offering and Redemption Price Per Share Applicable to 3,251,254 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$17.94

The accompanying notes are an integral part of the financial statements.

6

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Small Company Growth Portfolio

Statement of Operations

Year Ended
December 31, 2006
(000)
Investment Income:
Dividends	$183
Interest	66
Total Investment Income	249
Expenses:
Investment Advisory Fees (Note B)	512
Distribution Fees — Class II Shares (Note D)	195
Administration Fees (Note C)	139
Shareholder Reporting Fees	48
Professional Fees	31
Custodian Fees (Note E)	20
Directors’ Fees and Expenses	1
Other	14
Total Expenses	960
Investment Advisory Fees Voluntarily Waived (Note B)	(98)
Distribution Fees — Class II Shares Waived (Note D)	(167)
Expense Offset (Note E)	@—
Net Expenses	695
Net Investment Income (Loss)	(446)
Realized Gain (Loss) on:
Investments Sold	5,218
Change in Unrealized Appreciation (Depreciation) on:
Investments	1,365
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	6,583
Net Increase (Decrease) in Net Assets Resulting from Operations	$6,137

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

7

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Small Company Growth Portfolio

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2006	December 31, 2005
	(000)	(000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income (Loss)	$(446)	$(78)
Net Realized Gain (Loss)	5,218	4,260
Net Change in Unrealized Appreciation (Depreciation)	1,365	1,223
Net Increase (Decrease) in Net Assets Resulting from Operations	6,137	5,405
Distributions from and/or in Excess of:
Class II:
Net Realized Gain	(4,213)	(253)
Capital Share Transactions:(1)
Class II:
Subscriptions	9,911	14,535
Distributions Reinvested	4,213	253
Redemptions	(8,497)	(3,907)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	5,627	10,881
Total Increase (Decrease) in Net Assets	7,551	16,033
Net Assets:
Beginning of Period	50,785	34,752
End of Period	$58,336	$50,785

(1) Capital Share Transactions:
Class II:
Shares Subscribed	555	907
Shares Issued on Distributions Reinvested	256	15
Shares Redeemed	(485)	(243)
Net Increase (Decrease) in Class II Shares Outstanding	326	679

The accompanying notes are an integral part of the financial statements.

8

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Financial Highlights

Small Company Growth Portfolio

	Class II
				Period from April
				30, 2003* to
	Year Ended December 31,			December 31,
Selected Per Share Data and Ratios	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$17.36	$15.48	$13.40	$10.00
Income (Loss) from Investment Operations
Net Investment Income (Loss)#	(0.14)	(0.03)	(0.13)	(0.09)
Net Realized and Unrealized Gain (Loss)	2.07	2.01	2.67	3.72
Total from Investment Operations	1.93	1.98	2.54	3.63
Distributions from and/or in Excess of:
Net Realized Gain	(1.35)	(0.10)	(0.46)	(0.23)
Net Asset Value, End of Period	$17.94	$17.36	$15.48	$13.40
Total Return ±	11.84%	12.88%	18.95%	36.30	%††
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$58,336	$50,785	$34,752	$17,938
Ratio of Expenses to Average Net Assets(1)	1.25%	1.25%	1.25%	1.25	%**
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	(0.80)%	(0.19)%	(0.93)%	(1.06	)%**
Portfolio Turnover Rate	68%	72%	113%	82	%††

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
Expenses to Average Net Assets	1.73%	1.81%	1.91%	4.98	%**
Net Investment Income (Loss) to Average Net Assets	(1.28)%	(0.75)%	(1.59)%	(4.79	)%**

*                 Commencement of operations

**          Annualized

#                 Per share amount is based on average shares outstanding.

††            Not annualized

±                 Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

9

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the Small Company Growth Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small companies. The Portfolio currently offers Class II shares only, although Class I shares may be offered in the future. The Portfolio has suspended the offering of its shares to investors through insurance and variable annuity contracts or qualified pension or retirement plans that have not previously offered the Portfolio as an investment option. The Portfolio will continue to offer its shares to investors through insurance and variable annuity contracts or qualified pension or retirement plans that have previously offered the Portfolio. The Portfolio may recommence offering its shares to investors through new insurance and variable annuity contracts or qualified pension or retirement plans at such time as the Adviser determines that it would be consistent with prudent portfolio management to do so.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.              Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

2.              Repurchase Agreements: The Portfolio may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.              New Accounting Pronouncements: In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109” (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the Portfolio NAV calculations as late as the Portfolio’s last NAV calculation in the first required financial statement period. As a result, the Portfolio will incorporate FIN 48 in its semi annual report on

10

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Notes to Financial Statements (cont’d)

June 30, 2007. The impact to the Portfolio’s financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Portfolio’s financial statement disclosures.

4.              Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate measures.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

First $1	Next $500	More than
billion	million	$1.5 billion
0.92%	0.85%	0.80%

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.25%. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time. For the year ended December 31, 2006, this waiver amounted to $98,000.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund.

D. Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.30% of the 0.35% distribution fee that it may receive. For the year ended December 31, 2006, this waiver amounted to $167,000.

E. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

F. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G. Federal Income Taxes: It is the Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes

11

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Notes to Financial Statements (cont’d)

in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes.

The tax character of distributions paid during fiscal 2006 and 2005 was as follows:

2006 Distributions Paid From:		2005 Distributions Paid From:
Ordinary	Long-Term	Ordinary	Long-Term
Income	Income	Capital Gain	Capital Gain
(000)	(000)	(000)	(000)
$1,269	$2,944	$150	$103

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments for net investment losses, resulted in the following reclassifications among the components of net assets at December 31, 2006:

Increase (Decrease)
Accumulated
Undistributed	Accumulated
(Distributions in Excess	Net Realized	Paid-in
of) Net Investment	Gain (Loss)	Capital
Income (Loss) (000)	(000)	(000)
$446	$(446)	$—

At December 31, 2006, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed	Undistributed
Ordinary	Long-Term
Income	Capital Gain
(000)	(000)
$471	$4,316

At December 31, 2006, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

			Net
			Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
(000)	(000)	(000)	(000)
$50,779	$9,732	$(2,091)	$7,641

H. Other: For the year ended December 31, 2006, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $38,461,000 and $37,397,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the year ended December 31, 2006.

During the year ended December 31, 2006, the Portfolio incurred $4 of brokerage commissions to Morgan Stanley & Co. Incorporated, an affiliated broker dealer.

At December 31, 2006, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 89.2% for Class II shares.

I. Supplemental Proxy Information (unaudited): On August 1, 2006, a Special Meeting of Shareholders of the Fund was scheduled in order to vote on the proposals set forth below. The meetings were held on August 1, 2006. The results are as follows:

(1) Election of Directors:

	For	Withhold	Abstain	BNV**
Frank L. Bowman	260,067,853	10,108,296	—	—
Kathleen A. Dennis	259,931,765	10,244,384	—	—
Michael F. Klein	259,401,451	10,774,698	—	—
W. Allen Reed	259,540,071	10,636,078	—	—

(2) Modify certain fundamental investment restrictions for the Portfolio:

	For	Against	Abstain	BNV**
Modify Fundamental policy regarding diversification	2,090,659	22,176	106,520	—
Modify fundamental policy regarding borrowing money	2,074,192	37,258	37,258	—
Modify fundamental policy regarding loans	2,070,505	33,305	115,544	—
Modify fundamental policy regarding investment in commodities, commodity contracts andfutures contracts	2,075,921	29,444	113,990	—
Modify fundamental policy regarding issuance of senior securities	2,068,224	28,681	122,449	—

**          Broker “non-votes” are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.

12

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of
The Universal Institutional Funds, Inc. -

Small Company Growth Portfolio

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Small Company Growth Portfolio (one of the portfolios constituting The Universal Institutional Funds, Inc.) (the “Portfolio”) as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Small Company Growth Portfolio of The Universal Institutional Funds, Inc. at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
February 16, 2007

13

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Federal Income Tax Information (unaudited)

For the year ended December 31, 2006, the percentage of dividends that qualify for the 70% dividend received deduction for corporate shareholders of the Portfolio was 30.6%.

The Portfolio hereby designates $2,944,000 as long-term capital gain dividends for the purpose of the dividend paid deduction on its federal income tax return.

14

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Director and Officer Information (unaudited)

Independent Directors:

				Number of
				Portfolios in
				Fund
				Complex
				Overseen
	Position(s)	Length of		by
Name, Age and Address of	Held with	Time		Independent	Other Directorships Held by Independent
Independent Director	Registrant	Served*	Principal Occupation(s) During Past 5 Years	Director**	Director

Frank L. Bowman (62) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) (since February 2005); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly variously, Admiral in the U.S. Navy, Director of Naval Nuclear Propulsion Program and Deputy Administrator— Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004). Honorary Knight Commander of the Most Excellent Order of the British Empire.	171	Director of the National Energy Foundation, the U.S. Energy Association, the American Council for Capital Formation and the Armed Services YMCA of the USA.

Michael Bozic (65) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since April 2004

Private Investor; Chairperson of the Valuation, Insurance and Compliance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly Chairperson of the Insurance Committee (July 2006-September 2006), Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987- 1991) of the Sears Merchandise Group of Sears Roebuck & Co.

				173	Director of various business organizations.

Kathleen A. Dennis (53) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	President, Cedarwood Associates (mutual fund consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	171	None.

Dr. Manuel H. Johnson (57 c/o Johnson Smick Group, Inc. 888 16th Street, NW Suite 740 Washington, D.C. 20006	Director	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C) international economic commission; formerly Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	173	Director of NVR, Inc. (home construction); Director of KFX Energy; Director of RBS Greenwich Capital Holdings (financial holding company).

Joseph J. Kearns (64) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Director	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); formerly Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001- July 2003); formerly CFO of the J. Paul Getty Trust.	174	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation and the UCLA Foundation.

15

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Director and Officer Information (cont’d)

Independent Directors (cont’d):

				Number of
				Portfolios in
				Fund
				Complex
				Overseen
	Position(s)	Length of		by
Name, Age and Address of	Held with	Time		Independent	Other Directorships Held by Independent
Independent Director	Registrant	Served*	Principal Occupation(s) During Past 5 Years	Director**	Director

Michael F. Klein (48) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	Chief Operating Officer and Managing Director, Aetos Capital, LLC (since March 2000); Chairperson of the Fixed-Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly Managing Director, Morgan Stanley & Co., Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co., Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	171	Director of certain investment funds managed or sponsored by Aetos Capital LLC.

Michael E. Nugent (70) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairman of the Board and Director	Chairman of the Boards since July 2006 and Trustee since July 1991	General Partner of Triumph Capital, L.P. private investment partnership; Chairman of the Boards of the Retail Funds and Institutional Funds (since July 2006); Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly Chairperson of the Insurance Committee (until July 2006) and Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	173	None.

W. Allen Reed (59) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (July 1994-December 2005).	171	Director of GMAC (financial services) and Temple-Inland Industries (packaging, banking and forest products); Director of Legg Mason and Director of the Auburn University Foundation.

Fergus Reid (74) c/o Lumelite Plastics Corporation 85 Charles Coleman Blvd. Pawling, NY 12564	Director	Since June 1992	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	174	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by JP Morgan Investment Management Inc.

Number of
Portfolios in
Fund
Complex
Overseen
	Position(s)	Length of		by
Name, Age and Address of	Held with	Time		Independent	Other Directorships Held by Independent
Independent Director	Registrant	Served*	Principal Occupation(s) During Past 5 Years	Director**	Director

James F. Higgins (58) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Director	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	173	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*                 This is the earliest date the Director began serving the Retail Funds or Institutional Funds. Each Director serves an indefinite term, until his or her successor is elected.

**          The Fund Complex includes all funds advised by Morgan Stanley Investment Management Inc. and funds that have an investment advisor that is an affiliated entity of Morgan Stanley Investment Management Inc. (including, but not limited to, Morgan Stanley Investments LP and Morgan Stanley Investment Advisors Inc.).

16

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Director and Officer Information (cont’d)

Executive Officers:

	Position(s) Held	Length of Time
Name, Age and Address of Executive Officer	with Registrant	Served*	Principal Occupation(s) During Past 5 Years

Ronald E. Robison (67) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	President and Principal Executive Officer	President since September 2005 and Principal Executive Officer since May 2003

President (since September 2005) and Principal Executive Officer (since May 2003) of funds in the Fund Complex; President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; Managing Director, Director and/or Officer of the Adviser and various entities affiliated with the Adviser; Director of Morgan Stanley SICAV (since May 2004). Formerly, Executive Vice President (July 2003 to September 2005) of funds in the Fund Complex and the Van Kampen Funds; President and Director of the Institutional Funds (March 2001 to July 2003); Chief Administrative Officer of Morgan Stanley Investment Advisors Inc.; Chief Administrative Officer of Morgan Stanley Services Company Inc.

J. David Germany (52) Morgan Stanley Investment Management Limited 20 Bank Street Canary Wharf London, United Kingdom E144AD	Vice President	Since February 2006

Managing Director and (since December 2005) Chief Investment Officer—Global Fixed Income of Morgan Stanley Investment Management; Managing Director and Director of Morgan Stanley Investment Management Limited; Vice President of the Retail and Institutional Funds (since February 2006).

Dennis F. Shea (53) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 2006

Managing Director and (since February 2006) Chief Investment Officer—Global Equity of Morgan Stanley Investment Management; Vice President of the Retail and Institutional Funds (since February 2006). Formerly, Managing Director and Director of Global Equity Research at Morgan Stanley.

Barry Fink (51) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 1997

Managing Director and General Counsel of Morgan Stanley Investment Management; Managing Director of the Adviser and various entities affiliated with the Adviser; Vice President of the Retail Funds and (since July 2003) the Institutional Funds. Formerly, Secretary, General Counsel and/or Director of the Adviser and various entities affiliated with the Adviser; Secretary and General Counsel of the Retail Funds.

Amy R. Doberman (44) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Since July 2004

Managing Director and General Counsel, U.S. Investment Management of Morgan Stanley Investment Management (since July 2004); Vice President of the Retail Funds and the Institutional Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); Secretary (since February 2006) and Managing Director (since July 2004) of the Adviser and various entities affiliated with the Adviser. Formerly, Managing Director and General Counsel — Americas, UBS Global Asset Management (July 2000-July 2004).

Carsten Otto (43) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Chief Compliance Officer	Since October 2004

Managing Director and U.S. Director of Compliance for Morgan Stanley Investment Management (since October 2004); Managing Director and Chief Compliance Officer of Morgan Stanley Investment Management. Formerly, Assistant Secretary and Assistant General Counsel of the Retail Funds.

Stefanie V. Chang Yu (40) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Vice President	Since December 1997

Executive Director of the Adviser and various entities affiliated with the Adviser; Vice President of the Retail Funds (since July 2002) and the Institutional Funds (since December 1997). Formerly, Secretary of various entities affiliated with the Adviser.

Mary E. Mullin (39) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Secretary	Since June 1999	Executive Director of the Adviser and various entities affiliated with the Adviser; Secretary of the Retail Funds (since July 2003) and the Institutional Funds (since June 1999).

James W. Garrett (38) Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020	Treasurer and Chief Financial Officer	Treasurer since February 2002 and Chief Financial Officer since July 2003

Head of Global Fund Administration; Managing Director of the Adviser and various entities affiliated with the Adviser; Treasurer and Chief Financial Officer of the Institutional Funds. Formerly with PriceWaterhouse LLP (now PricewaterhouseCoopers LLP).

Michael J. Leary (41) JPMorgan Investor Services Co. 73 Tremont Street Boston, MA 02108	Assistant Treasurer	Since March 2003	Director and Vice President of Fund Administration, JPMorgan Investor Services Co. (formerly Chase Global Funds Services Company). Formerly, Audit Manager at Ernst & Young, LLP.

*                 This is the earliest date the Director began serving the Retail Funds or Institutional Funds. Each Director serves an indefinite term, until his or her successor is elected.

17

The Universal Institutional Funds, Inc. Annual Report – December 31, 2006

Investment Adviser and Administrator	Legal Counsel
Morgan Stanley Investment Management Inc.	Clifford Chance US LLP
1221 Avenue of the Americas	31 West 52nd Street
New York, New York 10020	New York, New York 10019

Distributor	Independent Registered Public Accounting Firm
Morgan Stanley Distribution, Inc.	Ernst & Young LLP
One Tower Bridge	200 Clarendon Street
100 Front Street, Suite 1100	Boston, Massachusetts 02116-5072
West Conshohocken, Pennsylvania 19428-2899

Custodian
JPMorgan Chase Bank, N.A.
270 Park Avenue
New York, New York 10017

The Investment Adviser, Morgan Stanley Investment Management Inc., does business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 1-800-281-2715 or by visiting our website at www.morganstanley.com/im. It is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by calling 1-800-281-2715. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

18

Item 2. Code of Ethics.

(a)           The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)           No information need be disclosed pursuant to this paragraph.

(c)           Not applicable.

(d)           Not applicable.

(e)           Not applicable.

(f)

(1)           The Fund’s Code of Ethics is attached hereto as Exhibit 12 A.

(2)           Not applicable.

(3)           Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund’s Board of Trustees has determined that Joseph J. Kearns, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

1

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

2006	Registrant			Covered Entities(1)
Audit Fees		$296,500		N/A

Non-Audit Fees
Audit-Related Fees	$			$756,000	(2)
Tax Fees.		$58,000	(3)	$79,422	(4)
All Other Fees	$			$531,708	(5)
Total Non-Audit Fees.		$58,000		$1,367,130

Total		$354,500		$1,367,130

2005	Registrant			Covered Entities(1)
Audit Fees		$285,306		N/A

Non-Audit Fees
Audit-Related Fees	$			$235,000	(2)
Tax Fees		$44,478	(3)	$52,799	(4)
All Other Fees	$			$956,268	(5)
Total Non-Audit Fees		$44,478		$1,244,067

Total		$329,784		$1,244,067

N/A- Not applicable, as not required by Item 4.

(1)	Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2)

Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities and funds advised by the Adviser or its affiliates, specifically attestation services provided in connection with a SAS 70 Report.

(3)	Tax Fees represent tax advice and compliance services provided in connection with the review of the Registrant’s tax returns.

(4)	Tax Fees represent tax advice services provided to Covered Entities, including research and identification of PFIC entities.

(5)	All Other Fees represent attestation services provided in connection with performance presentation standards and a compliance review project performed.

2

(e)(1) The audit committee’s pre-approval policies and procedures are as follows:

APPENDIX A

AUDIT COMMITTEE

AUDIT AND NON-AUDIT SERVICES

PRE-APPROVAL POLICY AND PROCEDURES

OF THE

MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

AS ADOPTED AND AMENDED JULY 23, 2004,(1)

1.              Statement of Principles

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit

(1)                                  This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

3

Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.

2.              Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.              Audit Services

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.              Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of

4

Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.              Tax Services

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.              All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.              Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

5

8.              Procedures

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.

9.              Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.       Covered Entities

Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

Morgan Stanley Retail Funds

Morgan Stanley Investment Advisors Inc.

Morgan Stanley & Co. Incorporated

Morgan Stanley DW Inc.

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Van Kampen Asset Management

6

Morgan Stanley Services Company, Inc.

Morgan Stanley Distributors Inc.

Morgan Stanley Trust FSB

Morgan Stanley Institutional Funds

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Advisors Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley & Co. Incorporated

Morgan Stanley Distribution, Inc.

Morgan Stanley AIP GP LP

Morgan Stanley Alternative Investment Partners LP

(e)(2)       Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).

(f)            Not applicable.

(g)           See table above.

(h)           The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: Frank Bowman, Joseph Kearns, Michael Nugent and Allen Reed.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

7

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

8

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Universal Institutional Funds, Inc.

By:	/s/ Ronald E. Robison
Name: Ronald E. Robison
Title: Principal Executive Officer
Date:	February 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name: Ronald E. Robison
Title: Principal Executive Officer
Date:	February 8, 2007

By:	/s/ James W. Garrett
Name: James W. Garrett
Title: Principal Financial Officer
Date:	February 8, 2007